UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 - June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 96.4%
Consumer, Non-cyclical - 29.5%
Pfizer, Inc.[1]	98,180	$3,297,866
Deluxe Corp.	45,962	3,181,490
Tyson Foods, Inc. — Class A1	50,653	3,172,397
Express Scripts Holding Co.*,1	49,401	3,153,760
HCA Healthcare, Inc.*	34,807	3,035,170
General Mills, Inc.[1]	52,667	2,917,752
JM Smucker Co.[1]	23,288	2,755,669
DaVita, Inc.*,1	42,333	2,741,485
Kimberly-Clark Corp.[1]	19,875	2,566,061
Laboratory Corp. of America Holdings*,1	14,182	2,186,014
Ingredion, Inc.	18,243	2,174,748
ManpowerGroup, Inc.[1]	19,283	2,152,947
Quest Diagnostics, Inc.[1]	19,054	2,118,043
Campbell Soup Co.[1]	32,652	1,702,802
AbbVie, Inc.[1]	22,925	1,662,292
Dean Foods Co.	80,470	1,367,990
United Natural Foods, Inc.*	36,903	1,354,340
Universal Corp.[1]	20,689	1,338,578
Darling Ingredients, Inc.*	84,568	1,331,100
Humana, Inc.	4,974	1,196,844
United Therapeutics Corp.*	8,948	1,160,824
Total System Services, Inc.	19,900	1,159,175
Robert Half International, Inc.	22,896	1,097,405
Sysco Corp.[1]	20,576	1,035,590
TreeHouse Foods, Inc.*	11,924	974,072
Flowers Foods, Inc.	54,918	950,631
Zimmer Biomet Holdings, Inc.[1]	7,360	945,024
Universal Health Services, Inc. — Class B1	7,567	923,779
SpartanNash Co.	35,584	923,761
Eli Lilly & Co.	11,041	908,674
MEDNAX, Inc.*,1	14,735	889,552
HealthSouth Corp.	18,188	880,299
United Rentals, Inc.*,1	7,756	874,179
Chemed Corp.	4,157	850,231
Centene Corp.*	9,961	795,685
Nielsen Holdings plc	19,719	762,337
Aetna, Inc.	4,365	662,738
AmerisourceBergen Corp. — Class A1	6,965	658,402
Sabre Corp.	29,411	640,277
Boston Beer Company, Inc. — Class A*	4,730	625,069
Conagra Brands, Inc.[1]	16,140	577,166
Total Consumer, Non-cyclical		63,702,218
Utilities - 12.0%
FirstEnergy Corp.[1]	109,728	3,199,669
Exelon Corp.[1]	87,857	3,169,002
Ameren Corp.[1]	56,489	3,088,254
UGI Corp.	62,492	3,025,238
Hawaiian Electric Industries, Inc.	90,109	2,917,729
National Fuel Gas Co.	39,258	2,192,166
Edison International[1]	20,704	1,618,846
WEC Energy Group, Inc.[1]	23,511	1,443,105
Xcel Energy, Inc.[1]	30,540	1,401,175
AES Corp.	97,360	1,081,670
NextEra Energy, Inc.	5,922	829,850
Southwest Gas Holdings, Inc.[1]	9,566	698,892
CMS Energy Corp.	14,373	664,751
American Electric Power Company, Inc.[1]	8,924	619,950
Total Utilities		25,950,297
Consumer, Cyclical - 11.9%
CVS Health Corp.[1]	52,634	4,234,932
Walgreens Boots Alliance, Inc.[1]	39,480	3,091,679
Alaska Air Group, Inc.[1]	20,129	1,806,779
Big Lots, Inc.[1]	32,352	1,562,602
Wal-Mart Stores, Inc.[1]	20,244	1,532,066
Tailored Brands, Inc.	134,965	1,506,209
Ralph Lauren Corp. — Class A	16,502	1,217,847
Southwest Airlines Co.[1]	19,207	1,193,523
Hawaiian Holdings, Inc.*	25,397	1,192,389
Herman Miller, Inc.	37,470	1,139,088
UniFirst Corp.	7,737	1,088,596
Taylor Morrison Home Corp. — Class A*	36,800	883,568
Brinker International, Inc.	22,308	849,935
Nu Skin Enterprises, Inc. — Class A	13,469	846,392
Goodyear Tire & Rubber Co.	21,142	739,124
Cooper-Standard Holdings, Inc.*	7,327	739,075
DineEquity, Inc.	16,311	718,499
JetBlue Airways Corp.*,1	28,385	648,030
Children's Place, Inc.	6,122	625,056
Total Consumer, Cyclical		25,615,389
Industrial - 11.6%
TE Connectivity Ltd.	38,474	3,027,134
Boeing Co.[1]	13,555	2,680,501
Fluor Corp.	46,048	2,108,077
Jacobs Engineering Group, Inc.	37,677	2,049,252
Timken Co.	37,762	1,746,492
Huntington Ingalls Industries, Inc.	8,375	1,559,090
ITT, Inc.	27,342	1,098,602
Harris Corp.[1]	10,005	1,091,346
Crane Co.	13,006	1,032,416
Sanmina Corp.*	25,630	976,503
Vishay Intertechnology, Inc.	57,690	957,654
Federal Signal Corp.	50,507	876,802
Methode Electronics, Inc.	21,220	874,264
Trinity Industries, Inc.	28,710	804,741
Applied Industrial Technologies, Inc.	12,781	754,718
Keysight Technologies, Inc.*	19,319	752,089
ArcBest Corp.	33,790	696,074
Oshkosh Corp.	10,088	694,861
FLIR Systems, Inc.	16,763	581,006
Energizer Holdings, Inc.	11,900	571,438
Belden, Inc.	2,541	191,668
Total Industrial		25,124,728
Technology - 11.2%
International Business Machines Corp.[1]	21,071	3,241,352
CA, Inc.[1]	82,479	2,843,051
Oracle Corp.[1]	47,145	2,363,850
Convergys Corp.	96,564	2,296,292

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Technology - 11.2% (continued)
HP, Inc.	122,188	$2,135,846
Xerox Corp.	52,796	1,516,822
NCR Corp.*	36,366	1,485,187
NetApp, Inc.[1]	34,728	1,390,856
Fidelity National Information Services, Inc.	13,735	1,172,969
CACI International, Inc. — Class A*	7,798	975,140
KLA-Tencor Corp.[1]	10,400	951,704
CSRA, Inc.	26,858	852,741
Akamai Technologies, Inc.*	13,459	670,393
Western Digital Corp.[1]	7,376	653,514
Seagate Technology plc	15,001	581,289
Skyworks Solutions, Inc.[1]	6,021	577,715
Icad, Inc.*	90,329	378,479
Total Technology		24,087,200
Financial - 10.8%
Aflac, Inc.[1]	42,445	3,297,128
Prudential Financial, Inc.[1]	30,378	3,285,077
Old Republic International Corp.[1]	88,347	1,725,417
Federated Investors, Inc. — Class B	48,760	1,377,470
Unum Group[1]	27,289	1,272,486
Allstate Corp.[1]	13,469	1,191,198
Citigroup, Inc.[1]	16,157	1,080,580
Aspen Insurance Holdings Ltd.	21,483	1,070,928
E*TRADE Financial Corp.*	27,754	1,055,485
Hanover Insurance Group, Inc.	11,494	1,018,713
Selective Insurance Group, Inc.	19,313	966,616
LaSalle Hotel Properties	30,777	917,155
Evercore Partners, Inc. — Class A	12,996	916,218
Host Hotels & Resorts, Inc.[1]	43,128	787,948
Alliance Data Systems Corp.	2,681	688,186
Regions Financial Corp.	46,647	682,912
Franklin Resources, Inc.[1]	15,141	678,165
Government Properties Income Trust	34,265	627,392
Physicians Realty Trust REIT	21,300	428,982
CNO Financial Group, Inc.	15,349	320,487
Total Financial		23,388,543
Communications - 8.3%
Verizon Communications, Inc.[1]	69,167	3,088,998
Juniper Networks, Inc.[1]	88,242	2,460,187
VeriSign, Inc.*	20,688	1,923,157
Iridium Communications, Inc.*	159,037	1,757,359
Discovery Communications, Inc. — Class A*,1	66,275	1,711,883
F5 Networks, Inc.*	11,639	1,478,851
AMC Networks, Inc. — Class A*	25,434	1,358,430
ATN International, Inc.	16,259	1,112,766
Cincinnati Bell, Inc.*	48,380	945,829
Viacom, Inc. — Class B1	23,324	782,987
Omnicom Group, Inc.	7,617	631,449
ARRIS International plc*	22,282	624,342
Total Communications		17,876,238
Basic Materials - 0.8%
International Paper Co.[1]	16,024	907,119
LyondellBasell Industries N.V. — Class A	10,709	903,732
Total Basic Materials		1,810,851
Energy - 0.3%
Valero Energy Corp.	10,394	701,179
Total Common Stocks
(Cost $204,690,438)		208,256,643

MONEY MARKET FUND† - 7.0%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 0.81%[2]	15,088,345	15,088,345
Total Money Market Fund
(Cost $15,088,345)		15,088,345
Total Investments - 103.4%
(Cost $219,778,783)		$223,344,988
Other Assets & Liabilities, net - (3.4)%		(7,298,859)
Total Net Assets - 100.0%		$216,046,129

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2019 Alpha Opportunity Portfolio Short Custom Basket Swap 0.81%[3], Terminating 02/01/19 (Notional Value $215,827,780)	$(6,924,141)
Morgan Stanley February 2019 Alpha Opportunity Portfolio Long Custom Basket Swap 1.54%[4] Terminating 02/01/19 (Notional Value $85,626,993)	812,475

	Shares
CUSTOM BASKET OF LONG SECURITIES[3]
McKesson Corp.	14,209	357,999
WellCare Health Plans, Inc.*	10,014	349,759
Corning, Inc.	109,353	315,796
Everest Re Group Ltd.	9,706	230,343
Northern Trust Corp.	17,694	204,523
Delta Air Lines, Inc.	23,443	186,224
Amgen, Inc.	20,579	182,475
Cummins, Inc.	10,470	151,814
Lam Research Corp.	5,906	136,125
Accenture plc — Class A	17,092	132,388
Travelers Cos., Inc.	18,355	102,603
Principal Financial Group, Inc.	44,346	102,582
CenterPoint Energy, Inc.	111,717	93,612
Entergy Corp.	19,484	89,576
Wabash National Corp.	59,321	84,541
Gilead Sciences, Inc.	48,963	77,433
United Continental Holdings, Inc.*	18,578	75,277
UnitedHealth Group, Inc.	3,608	59,034
JPMorgan Chase & Co.	7,778	47,621
Motorola Solutions, Inc.	24,132	40,537
Cigna Corp.	11,118	35,982

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[3] (continued)
Reinsurance Group of America, Inc. — Class A	15,894	$29,076
Hartford Financial Services Group, Inc.	6,492	26,812
Consolidated Edison, Inc.	38,717	25,439
Jabil, Inc.	46,181	25,002
Anthem, Inc.	11,526	17,611
Biogen, Inc.*	5,393	(3,806)
Teradata Corp.*	67,041	(10,706)
Cogent Communications Holdings, Inc.	53,510	(30,862)
WW Grainger, Inc.	14,371	(31,240)
EMCOR Group, Inc.	18,462	(59,819)
Mallinckrodt plc*	14,645	(61,223)
Cisco Systems, Inc.	101,476	(79,328)
Intel Corp.	44,682	(87,760)
Synchrony Financial	38,350	(91,435)
Western Union Co.	110,420	(96,265)
AECOM*	23,441	(115,909)
Telephone & Data Systems, Inc.	92,597	(118,963)
Michael Kors Holdings Ltd.*	47,030	(122,579)
Archer-Daniels-Midland Co.	54,600	(147,510)
Owens & Minor, Inc.	53,354	(170,801)
Scripps Networks Interactive, Inc. — Class A	34,958	(261,043)
Carlisle Companies, Inc.	25,516	(270,521)
Bed Bath & Beyond, Inc.	28,849	(285,922)
InterDigital, Inc.	20,712	(352,515)
Total Custom Basket of Long Securities		781,977

CUSTOM BASKET OF SHORT SECURITIES[3]
Compass Minerals International, Inc.	(42,335)	339,126
Allegheny Technologies, Inc.	(59,569)	222,676
General Electric Co.	(75,574)	215,706
People's United Financial, Inc.	(134,297)	164,631
Balchem Corp.	(19,294)	154,703
Newfield Exploration Co.*	(20,576)	138,600
Retail Opportunity Investments Corp. REIT	(49,805)	131,615
Taubman Centers, Inc.	(13,876)	124,254
Chesapeake Energy Corp.*	(166,858)	110,065
Realty Income Corp.	(16,603)	107,899
Mercury General Corp.	(15,187)	102,272
Weingarten Realty Investors	(34,338)	95,023
Papa John's International, Inc.	(13,120)	90,397
Acadia Realty Trust	(23,572)	79,392
FactSet Research Systems, Inc.	(7,072)	77,118
Federal Realty Investment Trust	(10,959)	74,192
Cognex Corp.	(10,231)	73,726
Carrizo Oil & Gas, Inc.*	(14,616)	70,886
Public Storage	(5,903)	68,669
Wendy's Co.	(98,449)	66,867
Rollins, Inc.	(43,992)	65,746
ABM Industries, Inc.	(23,408)	64,714
Iron Mountain, Inc.	(29,793)	60,370
Financial Engines, Inc.	(21,866)	59,988
American Assets Trust, Inc.	(16,367)	59,632
Shake Shack, Inc. — Class A*	(23,249)	58,767
Gulfport Energy Corp.*	(47,306)	57,386
American Campus Communities, Inc.	(46,931)	56,171
Scotts Miracle-Gro Co. — Class A	(22,688)	54,758
NewMarket Corp.	(6,839)	53,744
Education Realty Trust, Inc.	(35,394)	51,967
Concho Resources, Inc.*	(5,055)	50,664
Netflix, Inc.*	(3,942)	49,784
Southern Co.	(16,809)	48,657
Lithia Motors, Inc. — Class A	(10,814)	47,795
Silicon Laboratories, Inc.*	(12,124)	47,284
CarMax, Inc.*	(37,118)	44,927
Goldman Sachs Group, Inc.	(9,429)	43,554
McCormick & Co., Inc.	(6,132)	42,969
Alexander & Baldwin, Inc.	(16,027)	42,512
Hershey Co.	(5,573)	42,239
Sensient Technologies Corp.	(39,339)	40,519
Trustmark Corp.	(30,168)	38,181
Lamb Weston Holdings, Inc.	(13,711)	35,777
Old National Bancorp	(45,817)	35,144
Symantec Corp.	(34,150)	34,016
Life Storage, Inc.	(8,679)	31,228
Pioneer Natural Resources Co.	(3,836)	30,579
Valley National Bancorp	(60,697)	25,692
Deltic Timber Corp.	(17,045)	25,552
Diamondback Energy, Inc.*	(4,548)	25,400
Capstead Mortgage Corp.	(65,883)	25,154
Martin Marietta Materials, Inc.	(12,031)	23,567
Eagle Materials, Inc.	(7,326)	22,791
Provident Financial Services, Inc.	(27,241)	21,908
Royal Caribbean Cruises Ltd.	(5,749)	18,727
Charter Communications, Inc. — Class A*	(1,853)	17,145
Air Products & Chemicals, Inc.	(9,632)	16,973
Advanced Micro Devices, Inc.*	(58,639)	16,618
Pool Corp.	(7,753)	14,199
Lumentum Holdings, Inc.*	(11,163)	14,045
American International Group, Inc.	(11,011)	13,972
American Water Works Co., Inc.	(9,507)	13,691
Douglas Emmett, Inc.	(43,450)	13,521
MB Financial, Inc.	(16,433)	11,451
Ollie's Bargain Outlet Holdings, Inc.*	(17,334)	10,896
Ingevity Corp.*	(11,011)	10,597
Cypress Semiconductor Corp.	(63,814)	9,572
Commerce Bancshares, Inc.	(12,447)	8,720
Washington Federal, Inc.	(30,686)	3,084
Macerich Co.	(15,868)	2,736
Eaton Vance Corp.	(32,061)	2,507
BancorpSouth, Inc.	(27,924)	(437)
Dunkin' Brands Group, Inc.	(16,289)	(660)
Dave & Buster's Entertainment, Inc.*	(9,687)	(1,361)
Starbucks Corp.	(44,729)	(6,790)
EnPro Industries, Inc.	(11,257)	(12,946)
Philip Morris International, Inc.	(7,142)	(15,495)
Axon Enterprise, Inc.*	(26,573)	(20,299)
Kilroy Realty Corp.	(22,629)	(20,776)
ILG, Inc.	(39,625)	(21,199)
Black Hills Corp.	(26,011)	(21,421)
CF Industries Holdings, Inc.	(27,853)	(22,118)
Corporate Office Properties Trust	(25,094)	(22,381)
Fulton Financial Corp.	(52,772)	(24,048)
Cantel Medical Corp.	(8,859)	(24,274)
Ultimate Software Group, Inc.*	(7,051)	(25,697)
IDEXX Laboratories, Inc.*	(3,839)	(25,860)
WD-40 Co.	(6,010)	(25,940)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Loss
CUSTOM BASKET OF SHORT SECURITIES[3] (continued)
Dominion Energy, Inc.	(20,134)	$(27,378)
Moody's Corp.	(9,731)	(29,450)
Ulta Beauty, Inc.*	(5,649)	(30,158)
NIKE, Inc. — Class B	(15,089)	(31,790)
First Midwest Bancorp, Inc.	(44,200)	(31,793)
Amazon.com, Inc.*	(1,899)	(37,543)
Weyerhaeuser Co. REIT	(61,988)	(42,910)
PTC, Inc.*	(26,990)	(43,419)
KeyCorp	(70,246)	(44,731)
SPS Commerce, Inc.*	(11,024)	(45,352)
Semtech Corp.*	(24,786)	(45,811)
KBR, Inc.	(46,636)	(47,271)
Mercury Systems, Inc.*	(16,262)	(49,098)
Extra Space Storage, Inc.	(11,550)	(50,547)
Lennox International, Inc.	(3,857)	(50,629)
Digital Realty Trust, Inc.	(7,020)	(50,826)
Mid-America Apartment Communities, Inc.	(14,302)	(51,337)
Glacier Bancorp, Inc.	(19,867)	(52,202)
Monolithic Power Systems, Inc.	(17,372)	(52,230)
Vulcan Materials Co.	(22,589)	(62,290)
Johnson Controls International plc	(45,277)	(63,288)
CyrusOne, Inc. REIT	(27,663)	(63,562)
Newell Brands, Inc.	(12,102)	(64,399)
Century Aluminum Co.*	(60,495)	(66,551)
EastGroup Properties, Inc.	(17,454)	(68,209)
CommVault Systems, Inc.*	(14,781)	(70,210)
RPM International, Inc.	(48,637)	(72,000)
John Bean Technologies Corp.	(7,364)	(74,275)
MarketAxess Holdings, Inc.	(7,102)	(78,410)
MSCI, Inc. — Class A	(10,857)	(82,217)
PPG Industries, Inc.	(11,051)	(82,894)
UDR, Inc.	(23,849)	(83,032)
AO Smith Corp.	(12,935)	(83,802)
Duke Realty Corp.	(33,039)	(93,391)
Priceline Group, Inc.*	(502)	(94,773)
Ligand Pharmaceuticals, Inc. — --Class B*	(6,334)	(94,852)
Facebook, Inc. — Class A*	(8,560)	(97,670)
Crocs, Inc.*	(63,106)	(98,445)
Texas Roadhouse, Inc. — Class A	(14,556)	(99,832)
Sempra Energy	(14,824)	(104,447)
Healthcare Realty Trust, Inc.	(34,304)	(107,097)
Trimble, Inc.*	(21,227)	(109,554)
Alliant Energy Corp.	(55,875)	(109,989)
Four Corners Property Trust, Inc.	(30,851)	(112,485)
Bio-Rad Laboratories, Inc. — Class A*	(3,259)	(113,824)
National Instruments Corp.	(58,066)	(114,651)
Salesforce.com, Inc.*	(22,785)	(116,087)
Cousins Properties, Inc.	(308,518)	(118,582)
CME Group, Inc. — Class A	(15,533)	(122,493)
S&P Global, Inc.	(6,137)	(122,948)
Essex Property Trust, Inc.	(4,176)	(128,767)
Tyler Technologies, Inc.*	(5,911)	(139,116)
AptarGroup, Inc.	(12,108)	(148,481)
Alexandria Real Estate Equities, Inc.	(25,579)	(149,286)
Marriott Vacations Worldwide Corp.	(5,501)	(152,290)
Royal Gold, Inc.	(17,588)	(159,523)
First Industrial Realty Trust, Inc.	(59,985)	(161,240)
McDonald's Corp.	(8,351)	(174,694)
NVIDIA Corp.	(4,470)	(175,535)
DCT Industrial Trust, Inc.	(35,913)	(176,956)
Atmos Energy Corp.	(36,948)	(191,315)
Domino's Pi a, Inc.	(6,837)	(195,883)
Healthcare Services Group, Inc.	(37,604)	(198,071)
Xylem, Inc.	(29,675)	(199,836)
Medidata Solutions, Inc.*	(18,133)	(202,942)
Autodesk, Inc.*	(13,925)	(213,381)
Marriott International, Inc. — Class A	(21,948)	(216,787)
International Flavors & Fragrances, Inc.	(23,228)	(224,752)
Five Below, Inc.*	(24,451)	(235,471)
Crown Castle International Corp.	(23,014)	(240,587)
Ecolab, Inc.	(24,053)	(241,556)
CoreSite Realty Corp.	(14,288)	(244,268)
Adobe Systems, Inc.*	(10,633)	(247,716)
Take-Two Interactive Software, Inc.*	(16,108)	(252,336)
Bob Evans Farms, Inc.	(17,566)	(259,398)
Align Technology, Inc.*	(5,464)	(270,589)
Wynn Resorts Ltd.	(7,809)	(271,911)
American Tower Corp. REIT — Class A	(17,482)	(272,540)
Equinix, Inc. REIT	(6,561)	(327,634)
FMC Corp.	(29,139)	(389,743)
Ball Corp.	(78,237)	(411,741)
Total Custom Basket of Short Securities		(6,601,374)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity swap collateral at June 30, 2017.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[4]	Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$208,256,643	$—	$—	$—	$208,256,643
Equity Swap Agreements	—	—	812,475	—	812,475
Money Market Fund	15,088,345	—	—	—	15,088,345
Total Assets	$223,344,988	$—	$812,475	$—	$224,157,463

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Swap Agreements	$—	$—	$6,924,141	$—	$6,924,141

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 100.9%
Consumer, Non-cyclical - 26.6%
Johnson & Johnson	47,360	$6,265,253
Amgen, Inc.	19,182	3,303,716
Merck & Co., Inc.	45,319	2,904,495
Thermo Fisher Scientific, Inc.	16,554	2,888,177
Cigna Corp.	17,171	2,874,254
ManpowerGroup, Inc.	23,557	2,630,139
Aetna, Inc.	16,863	2,560,309
AbbVie, Inc.	29,856	2,164,859
Danaher Corp.	24,832	2,095,572
Procter & Gamble Co.	21,991	1,916,515
Conagra Brands, Inc.	51,152	1,829,196
Eli Lilly & Co.	19,931	1,640,321
DaVita, Inc.*	25,033	1,621,137
Cardinal Health, Inc.	19,758	1,539,543
General Mills, Inc.	26,701	1,479,235
Boston Scientific Corp.*	51,643	1,431,544
Kellogg Co.	19,279	1,339,119
Celgene Corp.*	9,641	1,252,077
Ingredion, Inc.	9,710	1,157,529
Cooper Cos., Inc.	4,688	1,122,402
JM Smucker Co.	9,189	1,087,334
Zoetis, Inc.	16,750	1,044,865
Molson Coors Brewing Co. — Class B	11,712	1,011,214
Sysco Corp.	19,800	996,534
WellCare Health Plans, Inc.*	5,094	914,679
Biogen, Inc.*	2,958	802,683
Becton Dickinson and Co.	4,103	800,536
Automatic Data Processing, Inc.	7,808	800,008
Kimberly-Clark Corp.	4,345	560,983
Sabre Corp.	23,370	508,765
Estee Lauder Cos., Inc. — Class A	5,285	507,254
Abbott Laboratories	10,135	492,662
Stryker Corp.	2,966	411,621
Bristol-Myers Squibb Co.	6,183	344,517
Vertex Pharmaceuticals, Inc.*	2,536	326,814
PepsiCo, Inc.	2,775	320,485
Colgate-Palmolive Co.	4,250	315,053
Hormel Foods Corp.	8,926	304,466
Varian Medical Systems, Inc.*	2,941	303,482
United Natural Foods, Inc.*	7,818	286,921
Premier, Inc. — Class A*	7,869	283,284
Clorox Co.	1,872	249,425
Edwards Lifesciences Corp.*	1,892	223,710
Total Consumer, Non-cyclical		56,912,687
Industrial - 15.0%
Boeing Co.	12,680	2,507,470
General Electric Co.	84,232	2,275,106
Fluor Corp.	47,015	2,152,347
Jabil, Inc.	71,574	2,089,245
Waste Management, Inc.	27,293	2,001,942
Union Pacific Corp.	17,863	1,945,459
Cummins, Inc.	11,377	1,845,577
United Technologies Corp.	14,095	1,721,140
Deere & Co.	12,913	1,595,918
FedEx Corp.	7,101	1,543,260
3M Co.	6,958	1,448,586
Lockheed Martin Corp.	5,023	1,394,435
Johnson Controls International plc	29,966	1,299,326
Corning, Inc.	42,387	1,273,729
Raytheon Co.	7,837	1,265,519
Honeywell International, Inc.	8,486	1,131,099
Rockwell Collins, Inc.	10,494	1,102,710
Eaton Corp. plc	10,385	808,265
United Parcel Service, Inc. — Class B	6,524	721,489
Bemis Company, Inc.	13,146	608,002
Sonoco Products Co.	10,728	551,634
Waters Corp.*	1,650	303,336
Mettler-Toledo International, Inc.*	489	287,796
Stanley Black & Decker, Inc.	1,265	178,023
Total Industrial		32,051,413
Technology - 14.5%
International Business Machines Corp.	31,825	4,895,640
Apple, Inc.	33,954	4,890,054
Intel Corp.	125,767	4,243,379
Oracle Corp.	75,589	3,790,032
Microsoft Corp.	38,452	2,650,496
Western Digital Corp.	19,766	1,751,268
Jack Henry & Associates, Inc.	11,877	1,233,664
Tyler Technologies, Inc.*	6,427	1,129,031
HP, Inc.	61,447	1,074,094
Lam Research Corp.	6,879	972,897
Adobe Systems, Inc.*	6,578	930,392
Paychex, Inc.	14,087	802,114
Fiserv, Inc.*	3,936	481,530
QUALCOMM, Inc.	8,474	467,934
Xilinx, Inc.	5,906	379,874
Pitney Bowes, Inc.	24,563	370,901
Teradata Corp.*	11,859	349,722
salesforce.com, Inc.*	2,913	252,266
Veeva Systems, Inc. — Class A*	3,902	239,232
Intuit, Inc.	1,659	220,332
Total Technology		31,124,852
Communications - 13.7%
Alphabet, Inc. — Class A*	5,080	4,722,774
Verizon Communications, Inc.	101,432	4,529,953
AT&T, Inc.	106,014	3,999,908
Cisco Systems, Inc.	116,459	3,645,167
Comcast Corp. — Class A	50,798	1,977,058
Juniper Networks, Inc.	62,224	1,734,805
Omnicom Group, Inc.	20,258	1,679,388
Amazon.com, Inc.*	1,664	1,610,752
Netflix, Inc.*	10,404	1,554,462
Facebook, Inc. — Class A*	9,948	1,501,949
T-Mobile US, Inc.*	14,148	857,652
Expedia, Inc.	4,345	647,188
Motorola Solutions, Inc.	6,751	585,582
Time Warner, Inc.	2,926	293,800
Total Communications		29,340,438
Financial - 12.3%
JPMorgan Chase & Co.	65,295	5,967,963
Citigroup, Inc.	50,888	3,403,389
Prudential Financial, Inc.	23,633	2,555,672

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 100.9% (continued)
Financial - 12.3% (continued)
Visa, Inc. — Class A	16,398	$1,537,804
Aflac, Inc.	19,413	1,508,002
U.S. Bancorp	23,730	1,232,062
Berkshire Hathaway, Inc. — Class B*	7,125	1,206,761
Nasdaq, Inc.	16,628	1,188,736
Hartford Financial Services Group, Inc.	21,949	1,153,860
CIT Group, Inc.	22,574	1,099,354
PNC Financial Services Group, Inc.	7,496	936,026
Capital One Financial Corp.	8,733	721,520
Travelers Cos., Inc.	5,440	688,323
Goldman Sachs Group, Inc.	2,441	541,658
Northern Trust Corp.	5,274	512,686
Mastercard, Inc. — Class A	3,499	424,954
Alliance Data Systems Corp.	1,557	399,666
Synchrony Financial	11,855	353,516
Allstate Corp.	3,785	334,745
Cullen/Frost Bankers, Inc.	2,812	264,075
MetLife, Inc.	4,361	239,593
Total Financial		26,270,365
Consumer, Cyclical - 10.6%
Ford Motor Co.	229,041	2,562,968
CVS Health Corp.	29,304	2,357,800
Goodyear Tire & Rubber Co.	59,987	2,097,146
Delta Air Lines, Inc.	38,416	2,064,476
Wal-Mart Stores, Inc.	24,122	1,825,553
General Motors Co.	41,134	1,436,811
Alaska Air Group, Inc.	15,841	1,421,888
Hanesbrands, Inc.	50,961	1,180,257
Darden Restaurants, Inc.	10,330	934,245
Nu Skin Enterprises, Inc. — Class A	12,905	810,950
McDonald's Corp.	5,276	808,072
Scotts Miracle-Gro Co. — Class A	8,481	758,710
Whirlpool Corp.	3,835	734,863
Target Corp.	12,033	629,206
WW Grainger, Inc.	3,441	621,204
Southwest Airlines Co.	9,981	620,219
Lowe's Cos., Inc.	6,819	528,677
NIKE, Inc. — Class B	5,808	342,672
Mohawk Industries, Inc.*	1,278	308,880
Coach, Inc.	6,106	289,058
Starbucks Corp.	4,881	284,611
Total Consumer, Cyclical		22,618,266
Utilities - 3.9%
Entergy Corp.	27,341	2,098,968
NextEra Energy, Inc.	9,178	1,286,113
Consolidated Edison, Inc.	12,475	1,008,230
WEC Energy Group, Inc.	15,441	947,769
Southern Co.	16,558	792,797
Exelon Corp.	19,368	698,604
Sempra Energy	5,877	662,632
American Water Works Co., Inc.	5,777	450,317
Xcel Energy, Inc.	8,657	397,183
Total Utilities		8,342,613
Energy - 2.5%
Marathon Petroleum Corp.	31,577	1,652,424
Chevron Corp.	9,004	939,387
ConocoPhillips	13,503	593,593
Schlumberger Ltd.	7,070	465,489
Anadarko Petroleum Corp.	8,619	390,786
Hess Corp.	8,298	364,033
Apache Corp.	6,980	334,551
EOG Resources, Inc.	3,667	331,937
Occidental Petroleum Corp.	5,451	326,351
Total Energy		5,398,551
Basic Materials - 1.8%
Praxair, Inc.	9,730	1,289,712
Air Products & Chemicals, Inc.	7,990	1,143,049
Reliance Steel & Aluminum Co.	8,533	621,288
Compass Minerals International, Inc.	8,713	568,959
International Flavors & Fragrances, Inc.	1,406	189,810
Total Basic Materials		3,812,818
Total Common Stocks
(Cost $201,760,004)		215,872,003

EXCHANGE-TRADED FUND† - 0.6%
SPDR S&P 500 ETF Trust	5,733	1,386,239
Total Exchange-Traded Fund
(Cost $1,355,462)		1,386,239

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class, 0.75%[1]	1,229,456	1,229,456
Total Money Market Fund
(Cost $1,229,456)		1,229,456
Total Investments - 102.1%
(Cost $204,344,922)		$218,487,698
Other Assets & Liabilities, net - (2.1)%		(4,524,162)
Total Net Assets - 100.0%		$213,963,536
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$215,872,003	$—	$—	$215,872,003
Exchange-Traded Fund	1,386,239	—	—	1,386,239
Money Market Fund	1,229,456	—	—	1,229,456
Total Assets	$218,487,698	$—	$—	$218,487,698

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 10.1%
Guggenheim S&P High Income Infrastructure ETF[1]	21,275	$595,275
Total Exchange-Traded Funds
(Cost $447,192)		595,275

MUTUAL FUNDS† - 78.3%
Guggenheim High Yield Fund - Institutional Class[1]	193,795	1,810,043
Guggenheim Limited Duration Fund - Institutional Class[1]	64,293	1,595,102
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	31,757	586,554
Guggenheim World Equity Income Fund - Institutional Class[1]	24,830	352,096
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	9,392	280,066
Total Mutual Funds
(Cost $4,394,595)		4,623,861

CLOSED-END FUNDS† - 9.1%
First Trust Enhanced Equity Income Fund	1,100	16,114
BlackRock Enhanced Capital and Income Fund, Inc.	1,076	16,021
Neuberger Berman High Yield Strategies Fund, Inc.	1,346	16,004
Avenue Income Credit Strategies Fund	1,134	15,774
John Hancock Premium Dividend Fund	907	15,192
Western Asset High Income Fund II, Inc.	2,108	15,157
First Trust Strategic High Income Fund II	1,100	15,015
PIMCO Income Opportunity Fund	551	14,794
Royce Value Trust, Inc.	1,000	14,590
AllianzGI Convertible & Income Fund	2,064	14,386
New America High Income Fund, Inc.	1,517	14,381
Calamos Convertible and High Income Fund	1,206	14,279
PIMCO Income Strategy Fund II	1,364	14,240
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,250	14,100
BlackRock Multi-Sector Income Trust	766	13,888
Blackstone / GSO Strategic Credit Fund	868	13,819
Ivy High Income Opportunities Fund	890	13,759
Eaton Vance Enhanced Equity Income Fund II	946	13,745
John Hancock Investors Trust	798	13,686
AllianceBernstein Global High Income Fund, Inc.	1,050	13,587
AllianzGI Equity & Convertible Income Fund	683	13,489
Invesco Dynamic Credit Opportunities Fund	1,120	13,451
DoubleLine Income Solutions Fund	650	13,422
Pioneer High Income Trust	1,350	13,352
Western Asset Premier Bond Fund	951	13,295
BlackRock Enhanced Equity Dividend Trust	1,500	13,200
BlackRock Credit Allocation Income Trust	978	13,154
Barings Global Short Duration High Yield Fund	665	13,154
KKR Income Opportunities Fund	750	13,118
Virtus Total Return Fund, Inc.	1,050	12,852
Nuveen Credit Strategies Income Fund	1,488	12,812
Western Asset High Yield Defined Opportunity Fund, Inc.	834	12,744
Pioneer Floating Rate Trust	1,065	12,674
BlackRock Corporate High Yield Fund, Inc.	1,150	12,604
Cohen & Steers Total Return Realty Fund, Inc.	1,000	12,580
Reaves Utility Income Fund	350	12,019
John Hancock Tax-Advantaged Dividend Income Fund	450	11,511
Eaton Vance Tax-Managed Buy-Write Income Fund	700	11,480
Goldman Sachs MLP Energy and Renaissance Fund	1,400	10,080
Total Closed-End Funds
(Cost $476,197)		533,522

MONEY MARKET FUND† - 0.8%
Goldman Sachs Financial Square Treasury Instruments Fund 0.81%[2]	44,954	44,954
Total Money Market Fund
(Cost $44,954)		44,954
Total Investments - 98.3%
(Cost $5,362,938)		$5,797,612
Other Assets & Liabilities, net - 1.7%		97,335
Total Net Assets - 100.0%		$5,894,947
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.

See Sector Classification in Other Information section.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$533,522	$—	$—	$533,522
Exchange-Traded Funds	595,275	—	—	595,275
Money Market Fund	44,954	—	—	44,954
Mutual Funds	4,623,861	—	—	4,623,861
Total Assets	$5,797,612	$—	$—	$5,797,612

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares		Value
COMMON STOCKS† - 0.0%**
Energy - 0.0%
Titan Energy LLC*,1		10,110	$78,352
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1		13,186	19,515
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1		4,755,634	366
Total Common Stocks
(Cost $2,130,407)			98,233

MUTUAL FUNDS† - 0.7%
Guggenheim Strategy Fund I2		745,584	18,691,786
Guggenheim Strategy Fund II2		292,196	7,307,824
Total Mutual Funds
(Cost $25,822,040)			25,999,610

MONEY MARKET FUND† - 1.3%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.76%[3]		47,648,821	47,648,821
Total Money Market Fund
(Cost $47,648,821)			47,648,821
	Face Amount[4]
SENIOR FLOATING RATE INTERESTS††,[7] - 83.0%
Industrial - 16.6%
Flex Acquisition Company, Inc.
4.40% due 12/29/23		36,760,714	36,844,895
VC GB Holdings, Inc.
4.98% due 02/28/24		32,955,745	32,914,549
Rexnord LLC/ RBS Global, Inc.
3.97% due 08/21/23		29,911,570	29,903,194
Optiv, Inc.
4.44% due 02/01/24		29,646,689	29,066,207
Quikrete Holdings, Inc.
3.98% due 11/15/23		26,367,500	26,290,507
BWAY Holding Co.
4.33% due 04/03/24		24,700,000	24,686,662
Travelport Finance Luxembourg Sarl
4.43% due 09/02/21		24,406,568	24,437,076
Transdigm, Inc.
4.25% due 05/14/22		12,815,190	12,789,560
4.29% due 06/04/21		6,606,850	6,599,450
4.23% due 06/09/23		4,962,406	4,952,233
Advanced Disposal Services, Inc.
3.94% due 11/10/23		21,921,181	21,987,821
Charter Nex US, Inc.
4.48% due 05/16/24		19,475,000	19,462,926
GYP Holdings III Corp.
4.14% due 04/01/23		18,475,960	18,510,695
Cartrawler
4.00% due 04/29/21[1]	EUR	16,068,477	18,169,951
Filtration Group Corp.
4.48% due 11/23/20		18,110,386	18,136,827
American Builders & Contractors Supply Co., Inc.
3.73% due 10/31/23		17,888,878	17,924,656
Berry Plastics Corp.
3.62% due 01/19/24		9,476,250	9,472,270
3.68% due 10/01/22		8,050,007	8,054,515
Reynolds Group Holdings, Inc.
4.23% due 02/05/23		17,412,594	17,425,305
CHI Overhead Doors, Inc.
4.48% due 07/29/22		16,030,203	15,936,747
Brickman Group Holdings, Inc.
4.22% due 12/18/20		15,870,512	15,877,971
Arctic Long Carriers
5.73% due 05/18/23		15,455,000	15,397,044
Engility Corp.
4.98% due 08/14/23		13,519,415	13,654,609
Amber Bidco Ltd.
5.12% due 06/30/21†††,1		10,480,000	10,359,391
4.25% due 06/30/21†††,1	GBP	2,333,333	3,004,364
DAE Aviation
4.98% due 07/07/22	EUR	13,262,412	13,355,249
TMF Group Holding BV
3.50% due 10/13/23		10,750,000	12,391,294
American Bath Group LLC
6.55% due 09/30/23		10,944,862	11,050,918
Imagine Print Solutions LLC
5.75% due 06/21/22		10,750,000	10,696,250
Zodiac Pool Solutions LLC
5.30% due 12/20/23		10,106,417	10,182,215
CPG International LLC
5.05% due 05/05/24		6,735,500	6,765,001
Kuehg Corp. - Kindercare
5.05% due 08/12/22		5,871,676	5,897,394
Crosby Worldwide
4.17% due 11/23/20		6,488,647	5,872,225
Corialis Group Ltd.
3.75% due 03/11/24	EUR	5,075,000	5,846,481
CPM Holdings, Inc.
5.48% due 04/11/22		5,712,232	5,769,355
Berlin Packaging LLC
4.43% due 10/01/21		5,621,733	5,630,503
Thermasys Corp.
5.25% due 05/03/19[1]		6,185,156	5,481,595
Hardware Holdings LLC
7.80% due 03/30/20†††,1		5,296,875	5,190,938
NVA Holdings, Inc.
4.80% due 08/14/21		4,776,626	4,798,503
Duran Group Holding GMBH
4.00% due 03/21/24[1]	EUR	4,100,000	4,694,746
Generac Power Systems, Inc.
3.40% due 05/31/23		4,050,000	4,046,639
Consolidated Container Co. LLC
4.73% due 05/22/24		3,750,000	3,764,850
Hillman Group, Inc.
4.80% due 06/30/21		3,431,529	3,450,849
Survitec
4.25% due 03/12/22	EUR	2,700,000	3,029,983
SIG Onex Wizard Acquisition
4.23% due 03/14/22		2,807,923	2,825,472

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]		Value
SENIOR FLOATING RATE INTERESTS††,[7] - 83.0% (continued)
Industrial - 16.6% (continued)
Learning Care Group (US), Inc.
5.06% due 05/05/21		$2,632,852	$2,632,852
Thor Bidco (Morrison Utility)
5.33% due 09/20/23[1]	GBP	1,850,000	2,409,764
SI Organization
6.05% due 11/22/19		2,398,573	2,409,558
Signode Industrial Group US, Inc.
4.01% due 05/01/21		2,343,750	2,340,820
Doncasters Group Ltd.
9.55% due 10/09/20[1]		2,348,621	2,245,869
Ceva Group PLC (UK)
due 03/19/19[5]	EUR	2,040,000	2,161,748
Constantia Lux Parent S.A.
4.30% due 04/30/22		1,813,173	1,816,582
Tank Holdings Corp.
5.57% due 03/16/22		1,730,435	1,731,871
Pro Mach Group, Inc.
4.98% due 10/22/21		950,738	955,093
Pexco LLC
4.68% due 05/08/24		825,000	825,520
NANA Development Corp.
8.03% due 03/15/18[1]		733,201	718,537
Atkore International, Inc.
4.30% due 12/22/23		596,425	597,916
Wencor Group
4.96% due 06/19/19†††,1		504,231	480,978
Ceva Group Plc (United Kingdom)
due 03/19/19[1,5]		420,000	390,593
Omnitracs, Inc.
9.05% due 05/25/21		350,000	349,563
Total Industrial			604,667,149
Consumer, Non-cyclical - 14.9%
Press Ganey Holdings, Inc.
4.48% due 10/23/23		31,630,230	31,709,305
Albertson's LLC
3.98% due 08/25/21†††		21,916,941	21,677,827
4.29% due 12/21/22		6,284,250	6,299,961
3.75% due 06/22/23		3,500,000	3,457,720
Chobani LLC
5.48% due 10/09/23		28,219,098	28,377,970
Examworks Group, Inc.
4.48% due 07/27/23		27,639,823	27,726,335
Smart & Final Stores LLC
4.77% due 11/15/22		28,140,447	26,967,834
CHG Healthcare Services, Inc.
4.29% due 06/07/23		26,358,324	26,600,029
DJO Finance LLC
4.39% due 06/08/20		23,806,965	23,534,138
Dole Food Company, Inc.
4.15% due 04/06/24		22,855,000	22,883,569
PPDI LLC
4.01% due 08/18/22		21,936,317	21,940,265
JBS USA Lux SA
5.75% due 10/30/22		21,170,000	20,619,580
Sterigenics-Norion Holdings
4.23% due 05/15/22		20,640,100	20,562,700
Authentic Brands
5.30% due 05/27/21		17,856,145	17,923,105
MPH Acquisition Holdings LLC
4.27% due 06/07/23		17,450,000	17,450,000
American Tire Distributors, Inc.
5.48% due 09/01/21		17,159,688	17,240,167
US Foods, Inc.
3.98% due 06/27/23		16,285,500	16,345,268
Hearthside Group Holdings LLC
4.23% due 06/02/21		15,669,231	15,721,409
Change Healthcare Holdings, Inc.
3.98% due 03/01/24		14,851,035	14,844,797
Surgery Center Holdings, Inc.
4.25% due 06/20/24		13,450,000	13,492,099
Hostess Brands LLC
3.73% due 08/03/22		12,383,262	12,417,316
Grifols Worldwide Operations USA, Inc.
3.44% due 01/31/25		10,972,500	10,979,852
Lineage Logistics LLC
4.73% due 04/07/21		10,713,533	10,706,891
Immucor, Inc.
6.00% due 06/27/21		10,550,000	10,629,125
INC Research Holdings, Inc.
2.25% due 06/26/24		10,500,000	10,513,125
CTI Foods Holding Co. LLC
8.48% due 06/28/21[1]		7,420,000	6,232,800
4.73% due 06/29/20		3,662,453	3,442,706
CareCore National LLC
5.23% due 03/05/21		9,503,691	9,598,728
Endo Luxembourg Finance Co.
5.50% due 04/29/24		9,300,000	9,381,375
CPI Holdco LLC
5.30% due 03/21/24		9,127,125	9,161,352
Prestige Brands, Inc.
3.98% due 01/26/24		8,260,827	8,290,649
ADMI Corp.
4.95% due 04/29/22		7,959,391	8,034,050
Reddy Ice Holdings, Inc.
6.76% due 05/01/19		4,694,150	4,632,562
10.75% due 11/01/19[1]		2,000,000	1,880,000
Valeant Pharmaceuticals International, Inc.
5.83% due 04/01/22		4,534,984	4,594,528
Grocery Outlet, Inc.
4.80% due 10/21/21		3,920,283	3,859,049
Global Healthcare Exchange LLC
4.25% due 06/22/24		3,600,000	3,597,012
Equian LLC
4.93% due 05/20/24		3,307,353	3,330,108
Stratose Intermediate Holdings II LLC
4.25% due 06/22/23		3,300,000	3,320,625

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]		Value
SENIOR FLOATING RATE INTERESTS††,[7] - 83.0% (continued)
Consumer, Non-cyclical - 14.9% (continued)
Nellson Nutraceutical (US)
6.15% due 12/23/21		$3,040,317	$3,032,716
Arctic Glacier Group Holdings, Inc.
5.48% due 03/20/24		2,418,938	2,443,127
R&R Ice Cream PLC
3.00% due 09/29/23	EUR	2,000,000	2,310,977
Nellson Nutraceutical (CAD)
6.15% due 12/23/21		1,888,392	1,883,671
NES Global Talent
6.67% due 10/03/19[1]		1,569,934	1,412,940
Acadia Healthcare Company, Inc.
3.80% due 02/16/23		1,329,750	1,337,729
Pinnacle Foods Finance LLC
3.08% due 02/02/24		1,326,675	1,330,204
Catalent Pharma Solutions, Inc.
3.98% due 05/20/21		1,029,193	1,035,811
Jacobs Douwe Egberts
3.44% due 07/04/22		702,749	704,949
Rite Aid Corp.
5.98% due 08/21/20		500,000	503,750
Targus Group International, Inc.
14.00% due 05/24/16†††,1		152,876	–
Total Consumer, Non-cyclical			545,971,805
Consumer, Cyclical - 14.4%
Gates Global LLC
3.50% due 04/01/24	EUR	20,224,312	23,240,519
4.55% due 04/01/24		17,345,381	17,329,597
Equinox Holdings, Inc.
4.48% due 03/08/24		33,915,000	34,031,668
Leslie's Poolmart, Inc.
4.87% due 08/16/23		31,203,304	31,281,313
AlixPartners, LLP
4.30% due 04/04/24		28,133,750	28,239,252
Hilton Worldwide Finance LLC
3.22% due 10/25/23		28,130,434	28,203,855
USIC Holding, Inc.
4.92% due 12/08/23		27,071,416	27,105,255
Sears Holdings Corp.
5.72% due 06/30/18		24,724,607	24,322,832
Life Time Fitness, Inc.
4.23% due 06/10/22		24,206,093	24,216,259
Fitness International LLC
5.48% due 07/01/20		22,029,887	22,312,090
PetSmart Inc
4.22% due 03/11/22		22,298,532	20,712,883
Eldorado Resorts, Inc.
3.38% due 04/17/24		20,300,000	20,122,375
Navistar Inc.
5.09% due 08/07/20		19,706,858	19,916,341
PC Intermediate Holdings, Inc.
4.19% due 08/19/22		19,679,507	19,690,134
Greektown Holdings LLC
4.23% due 04/25/24		17,950,000	17,923,075
Petco Animal Supplies, Inc.
4.17% due 01/26/23		18,118,131	16,315,377
Acosta, Inc.
4.48% due 09/26/21		17,788,369	15,867,225
BBB Industries, LLC
6.23% due 11/03/21		15,536,414	15,614,096
National Vision, Inc.
4.23% due 03/12/21		15,372,161	15,418,277
At Home Holding III Corp.
4.67% due 06/03/22		12,250,000	12,204,063
Burlington Coat Factory Warehouse Corp.
3.96% due 08/13/21		10,100,000	10,121,008
Trader Corp.
4.54% due 09/28/23		9,877,456	9,836,267
Deuce Acquisition
6.50% due 12/08/22[1]	GBP	7,100,000	9,123,432
Advantage Sales & Marketing LLC
4.55% due 07/23/21		9,517,469	9,107,076
PTL Acqusition, Inc.
3.48% due 08/01/23		8,237,750	8,289,236
Prime Security Services Borrower LLC
3.97% due 05/02/22		6,633,375	6,629,262
Eyemart Express
5.25% due 12/17/21		6,419,327	6,483,520
Neiman Marcus Group, Inc.
4.34% due 10/25/20		7,746,954	5,794,102
Belk, Inc.
5.91% due 12/12/22		6,445,378	5,468,903
YUM! Brands, Inc.
3.21% due 06/16/23		5,161,065	5,175,258
Men's Wearhouse
4.61% due 06/18/21		4,323,393	4,131,564
Belmond Interfin Ltd.
2.75% due 06/26/24		4,000,000	3,995,000
Penn National Gaming, Inc.
3.73% due 01/19/24		2,394,000	2,404,270
Penn Engineering & Manufacturing Corp.
3.75% due 06/13/24		2,000,000	2,000,000
BJ's Wholesale Club, Inc.
4.97% due 02/03/24		1,439,000	1,392,679
Truck Hero, Inc.
5.16% due 04/22/24		1,395,744	1,384,411
Kate Spade & Co.
4.05% due 04/09/21		573,843	572,948
Total Consumer, Cyclical			525,975,422
Technology - 13.1%
Infor (US), Inc.
3.75% due 02/01/22	EUR	21,546,000	24,779,254
4.05% due 02/01/22		10,061,182	9,991,156
LANDesk Group, Inc.
5.48% due 01/20/24		34,445,505	34,208,866

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]		Value
SENIOR FLOATING RATE INTERESTS††,[7] - 83.0% (continued)
Technology - 13.1% (continued)
Verisure Cayman 2
3.00% due 10/21/22	EUR	24,250,000	$27,783,493
Solera LLC
4.48% due 03/03/23		$26,381,050	26,454,917
First Data Corp.
3.72% due 04/26/24		15,391,624	15,386,083
3.47% due 07/08/22		8,199,430	8,182,785
Applied Systems, Inc.
4.55% due 01/25/21		23,226,261	23,361,670
Project Alpha (Qlik)
4.67% due 04/26/24		23,350,000	23,174,875
Kronos, Inc.
4.68% due 11/01/23		20,617,059	20,740,761
Seattle Spnco
4.03% due 06/21/24		19,489,112	19,513,474
TIBCO Software, Inc.
5.73% due 12/04/20		19,300,872	19,373,250
Epicor Software
4.98% due 06/01/22		18,252,609	18,241,293
GD Finance Co., Inc.
3.75% due 04/03/18	EUR	15,900,000	18,206,453
Go Daddy Operating Company LLC
3.73% due 02/15/24		17,656,025	17,686,923
Planview, Inc. (PHNTM Holdings, Inc.)
6.48% due 01/27/23†††,1		16,000,000	15,777,782
Cypress Intermediate Holdings III, Inc.
4.23% due 04/29/24		13,300,000	13,243,475
EIG Investors Corp.
5.14% due 02/09/23		12,744,894	12,796,201
Cologix Holdings, Inc.
4.22% due 03/20/24		9,674,753	9,658,596
8.22% due 03/20/25		1,900,000	1,907,923
Advanced Computer Software
6.67% due 03/18/22		6,353,750	6,218,733
10.67% due 01/31/23[1]		4,490,000	4,097,125
Informatica Corp.
4.80% due 08/05/22		10,269,984	10,257,147
Banca Civica (UK) - Chambertin
5.48% due 08/04/21†††,1	GBP	3,800,000	4,796,837
5.48% due 05/29/20†††,1	GBP	3,800,000	4,764,169
Coherent Holding GmbH
3.00% due 11/07/23	EUR	8,189,205	9,490,124
Active Network LLC
6.23% due 11/13/20		9,023,881	9,091,560
Ipreo Holdings
4.55% due 08/06/21		8,751,529	8,677,666
GlobalLogic Holdings, Inc.
5.80% due 06/20/22		7,614,459	7,681,085
Microsemi Corp.
3.33% due 01/15/23		7,056,964	7,061,833
Aspect Software, Inc.
11.22% due 05/25/20[2]		6,847,145	6,761,555
Palermo Finance Corp.
5.66% due 04/17/23†††,1		6,450,000	6,388,046
MA Financeco LLC
3.67% due 11/19/21		6,275,000	6,263,266
Switch Ltd.
6.75% due 06/21/24		6,000,000	6,026,280
Micron Technology, Inc.
3.80% due 04/26/22		5,760,126	5,802,117
Oberthur Technologies Group SAS
3.75% due 01/10/24	EUR	3,150,000	3,614,422
Compucom Systems, Inc.
4.48% due 05/11/20		4,196,260	3,290,581
Miami Escrow Borrower LLC
3.96% due 06/21/24		2,885,888	2,889,495
Sabre GLBL, Inc.
3.98% due 02/22/24		2,381,065	2,395,090
Ceridian Corp.
4.73% due 09/15/20		2,162,424	2,144,865
Sparta Holding Corp.
6.73% due 07/28/20†††,1		1,384,832	1,377,731
Total Technology			479,558,957
Communications - 10.9%
SFR Group SA
4.42% due 01/14/25		29,700,750	29,638,972
3.00% due 07/31/25	EUR	3,000,000	3,435,180
3.94% due 07/31/25		501,438	496,894
Altice US Finance I Corp.
3.47% due 07/28/25		33,777,500	33,439,724
Univision Communications, Inc.
3.98% due 03/15/24		34,098,459	33,402,169
Telenet Financing USD LLC
3.91% due 06/30/25		29,860,000	29,863,882
Radiate HoldCo LLC
4.23% due 02/01/24		30,079,514	29,624,712
Virgin Media Bristol LLC
3.91% due 01/31/25		28,185,935	28,178,888
WMG Acquisition Corp.
3.72% due 11/01/23		24,154,713	24,132,008
Sprint Communications, Inc.
3.75% due 02/02/24		24,064,688	24,059,634
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23		24,791,080	23,368,320
CSC Holdings, LLC
3.46% due 07/17/25		21,762,499	21,593,840
Mcgraw-Hill Global Education Holdings LLC
5.23% due 05/04/22		19,340,419	18,998,867
Internet Brands
4.98% due 07/08/21		17,288,097	17,394,662
Zayo Group LLC
3.72% due 01/19/24		17,194,848	17,202,070
Light Tower Fiber LLC
4.55% due 04/13/20		13,472,232	13,512,649
Ziggo Secured Finance BV
3.66% due 04/15/25		13,550,000	13,503,795

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]		Value
SENIOR FLOATING RATE INTERESTS††,[7] - 83.0% (continued)
Communications - 10.9% (continued)
Market Track LLC
5.33% due 06/05/24		$10,950,000	$10,895,250
Houghton Mifflin Co.
4.23% due 05/28/21		10,684,475	10,123,540
AMC Entertainment Holdings, Inc.
3.47% due 12/15/23		3,192,000	3,196,788
Charter Communications Operating, LLC
3.23% due 01/03/21		1,563,359	1,567,267
3.48% due 01/15/24		1,332,381	1,336,631
Proquest LLC
5.48% due 10/24/21		2,685,964	2,694,371
Match Group, Inc.
4.37% due 11/16/22		2,471,875	2,478,055
Anaren, Inc.
5.80% due 02/18/21[1]		1,485,830	1,487,688
9.55% due 08/18/21[1]		275,000	270,875
Level 3 Financing, Inc.
3.47% due 02/22/24		1,000,000	1,001,880
GTT Communications, Inc.
4.25% due 01/09/24		250,000	250,000
Total Communications			397,148,611
Financial - 8.0%
Misys Ltd.
4.74% due 06/13/24		37,000,000	36,986,309
LPL Holdings, Inc.
3.82% due 03/11/24		34,400,000	34,464,671
National Financial Partners Corp.
4.80% due 01/08/24		32,656,000	32,706,942
Amwins Group LLC
4.13% due 01/25/24		25,695,875	25,679,943
Avolon Luxembourg SARL
3.96% due 03/21/22		24,200,000	24,341,569
Americold Realty Operating Partnership, LP
4.98% due 12/01/22		20,891,494	21,178,752
Alliant Holdings I L.P.
4.42% due 08/12/22		16,309,573	16,276,954
Transunion Holding Co.
3.73% due 04/09/23		16,095,039	16,186,942
Acrisure LLC
6.30% due 11/22/23		12,190,000	12,291,543
Delos Finance S.A.R.L
3.55% due 10/06/23		11,250,000	11,279,925
HUB International Ltd.
4.42% due 10/02/20		11,196,139	11,218,308
York Risk Services
4.98% due 10/01/21[1]		11,347,905	11,072,719
WEX, Inc.
4.73% due 06/30/23		9,999,000	10,042,796
American Stock Transfer & Trust
5.80% due 06/26/20		5,634,884	5,641,928
USI, Inc.
4.18% due 05/16/24		5,500,000	5,458,750
Assured Partners, Inc.
4.73% due 10/21/22		4,390,933	4,386,367
Capital Automotive L.P.
4.22% due 03/25/24		3,925,000	3,952,475
Jefferies Finance LLC
4.69% due 05/14/20		3,773,000	3,763,568
Focus Financial Partners LLC
3.25% due 05/18/24		2,750,000	2,767,188
Geo Group, Inc.
3.33% due 03/22/24		2,550,000	2,551,607
Fly Leasing Ltd.
3.43% due 02/09/23		1,618,963	1,620,987
Total Financial			293,870,243
Basic Materials - 2.3%
Alpha 3 B.V.
4.30% due 01/31/24		28,935,376	28,971,546
PQ Corp.
5.48% due 11/04/22		24,151,859	24,393,378
Nexeo Solutions LLC
4.97% due 06/09/23		10,425,469	10,495,007
Platform Specialty Products
4.25% due 06/07/20	EUR	4,118,875	4,736,212
4.73% due 06/07/20		1,889,153	1,893,876
Arch Coal, Inc.
5.23% due 03/07/24		5,885,250	5,873,009
Royal Holdings, Inc.
4.55% due 06/20/22		4,750,000	4,782,680
Zep, Inc.
5.23% due 06/27/22		2,224,378	2,227,158
Minerals Technologies, Inc.
3.52% due 02/14/24		867,529	869,698
Total Basic Materials			84,242,564
Utilities - 1.6%
Dynegy, Inc.
4.48% due 02/07/24		31,321,500	31,241,631
Helix Gen Funding LLC
4.96% due 06/03/24		10,262,418	10,317,424
Viva Alamo LLC
5.45% due 02/22/21		7,801,143	6,162,903
Stonewall
6.80% due 11/15/21		5,950,000	5,474,000
Panda Temple II Power
7.30% due 04/03/19		4,432,500	3,933,844
Total Utilities			57,129,802
Energy - 1.2%
Veresen Midstream LP
4.73% due 03/31/22		15,507,866	15,478,866
Moss Creek Resources LLC
9.50% due 04/07/22†††,1		13,338,889	13,172,153
Ultra Petroleum, Inc.
4.12% due 04/12/24		10,090,000	10,014,325
PSS Companies
5.80% due 01/28/20[1]		5,565,547	4,730,715

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 83.0% (continued)
Energy - 1.2% (continued)
Summit Midstream Partners, LP
7.23% due 05/13/22	$1,000,000	$1,010,000
Total Energy		44,406,059
Total Senior Floating Rate Interests
(Cost $3,046,460,853)		3,032,970,612

CORPORATE BONDS†† - 5.7%
Communications - 1.5%
Sprint Communications, Inc.
9.00% due 11/15/18[6]	12,700,000	13,783,436
DISH DBS Corp.
7.75% due 07/01/26	10,700,000	12,679,500
Ziggo Secured Finance BV
5.50% due 01/15/27[6]	5,000,000	5,106,250
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[6]	4,000,000	4,310,000
Level 3 Financing, Inc.
4.94% due 01/15/18[7]	4,210,000	4,227,156
Inmarsat Finance plc
4.88% due 05/15/22[6]	3,500,000	3,552,500
Anixter, Inc.
5.50% due 03/01/23	3,000,000	3,206,250
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]	2,000,000	2,092,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,890,000	1,945,566
MDC Partners, Inc.
6.50% due 05/01/24[6]	1,700,000	1,695,750
Total Communications		52,598,908
Consumer, Non-cyclical - 1.2%
Tenet Healthcare Corp.
4.75% due 06/15/20[7]	18,627,000	18,813,270
7.50% due 01/01/22	1,250,000	1,356,000
HCA, Inc.
6.50% due 02/15/20	13,914,000	15,183,653
4.50% due 02/15/27	1,500,000	1,543,125
ServiceMaster Co. LLC
5.13% due 11/15/24[6]	4,000,000	4,140,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	1,754,000	1,758,385
AMN Healthcare, Inc.
5.13% due 10/01/24[6]	450,000	455,625
Total Consumer, Non-cyclical		43,250,058
Energy - 0.9%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,987,701
5.63% due 04/15/23	4,200,000	4,668,733
CONSOL Energy, Inc.
5.88% due 04/15/22	6,750,000	6,631,875
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	5,200,000	5,544,500
Unit Corp.
6.63% due 05/15/21	4,000,000	3,830,000
FTS International, Inc.
8.75% due 06/15/20[6,7]	2,950,000	2,957,375
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	1,980,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21	1,428,000	1,431,570
Gibson Energy, Inc.
6.75% due 07/15/21[6]	958,000	989,135
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]	850,000	221,000
Total Energy		34,241,889
Financial - 0.5%
Kennedy-Wilson, Inc.
5.88% due 04/01/24	9,730,000	10,034,062
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,118,750
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	1,700,000	1,749,938
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]	1,050,000	1,076,250
NFP Corp.
9.00% due 07/15/21[6]	850,000	891,905
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]	450,000	463,500
FBM Finance, Inc.
8.25% due 08/15/21[6]	200,000	214,250
Total Financial		19,548,655
Consumer, Cyclical - 0.5%
Nathan's Famous, Inc.
10.00% due 03/15/20[6]	7,700,000	8,200,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,615,000	4,361,175
WMG Acquisition Corp.
6.75% due 04/15/22[6]	2,280,000	2,396,850
Lennar Corp.
4.13% due 01/15/22	1,500,000	1,550,625
Total Consumer, Cyclical		16,509,150
Industrial - 0.4%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.66% due 07/15/21[6,7]	7,500,000	7,621,875
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[6]	2,100,000	2,151,639
4.25% due 09/15/22[6]	1,500,000	1,539,750

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]	Value
CORPORATE BONDS†† - 5.7% (continued)
Industrial - 0.4% (continued)
Novelis Corp.
6.25% due 08/15/24[6]	$3,000,000	$3,150,000
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]	750,000	815,625
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]	160,000	177,200
Total Industrial		15,456,089
Technology - 0.4%
First Data Corp.
5.00% due 01/15/24[6]	6,250,000	6,427,688
5.75% due 01/15/24[6]	5,200,000	5,401,500
NCR Corp.
5.88% due 12/15/21	1,450,000	1,508,000
6.38% due 12/15/23	800,000	859,000
Micron Technology, Inc.
5.25% due 08/01/23	450,000	467,325
Total Technology		14,663,513
Utilities - 0.3%
AES Corp.
4.20% due 06/01/19[7]	2,608,000	2,608,000
6.00% due 05/15/26	2,000,000	2,140,000
5.50% due 04/15/25	1,150,000	1,203,188
Terraform Global Operating LLC
9.75% due 08/15/22[6]	4,600,000	5,152,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	630,000	653,625
Total Utilities		11,756,813
Basic Materials - 0.0%
Constellium N.V.
7.88% due 04/01/21[6]	1,000,000	1,069,999
Eldorado Gold Corp.
6.13% due 12/15/20[6]	265,000	271,294
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]	1,279,819	115,184
1.00% due 09/10/44†††,1	25,570	–
Total Basic Materials		1,456,477
Diversified - 0.0%
HRG Group, Inc.
7.88% due 07/15/19	490,000	502,250
Total Corporate Bonds
(Cost $207,847,178)		209,983,802

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.4%
Residential Mortgage Backed Securities - 2.9%
LSTAR Securities Investment Ltd.
2016-5, 3.05% due 11/01/21[6,7]	8,536,856	8,501,070
2016-4, 3.05% due 10/01/21[6,7]	5,927,504	5,905,038
2017-1, 3.05% due 01/01/22[6,7]	4,567,670	4,557,164
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[6,7]	17,521,471	17,450,298
RALI Series Trust
2006-QO2, 1.44% due 02/25/46[7]	8,668,346	3,966,067
2007-QO4, 1.41% due 05/25/47[7]	3,402,645	3,167,990
2006-QO10, 1.38% due 01/25/37[7]	3,279,601	2,931,484
GSAA Home Equity Trust
2006-14, 1.39% due 09/25/36[7]	11,122,880	5,612,595
2007-7, 1.49% due 07/25/37[7]	852,168	783,043
Soundview Home Loan Trust
2005-OPT3, 1.69% due 11/25/35[7]	6,000,000	5,644,568
American Home Mortgage Investment Trust
2006-1, 1.62% due 03/25/46[7]	6,047,097	5,236,802
IndyMac INDX Mortgage Loan Trust
2006-AR4, 1.43% due 05/25/46[7]	5,371,021	4,887,927
LSTAR Securities Investment Limited
2017-3, 3.05% due 04/01/22†††,6,7	4,846,613	4,812,541
CIM Trust
2017-2, 3.05% due 12/25/57[6,7]	4,779,189	4,776,640
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.50% due 07/25/47[7]	5,173,393	4,556,509
American Home Mortgage Assets Trust
2006-4, 1.43% due 10/25/46[7]	4,663,204	3,470,421
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 1.48% due 04/25/36[7]	3,321,834	3,240,840
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.57% due 11/25/46[7]	3,720,293	3,050,807
Nomura Resecuritization Trust
2015-4R, 1.96% due 03/26/36[6,7]	2,273,569	2,175,810

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.4% (continued)
Residential Mortgage Backed Securities - 2.9% (continued)
2012-1R, 1.48% due 08/27/47[6,7]	$658,617	$655,972
Lehman XS Trust Series
2006-16N, 1.41% due 11/25/46[7]	2,934,980	2,658,164
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.36% due 07/25/37[6,7]	2,826,055	2,594,405
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 1.21% due 07/25/37[7]	2,600,911	2,172,665
GreenPoint Mortgage Funding Trust
2005-HE4, 1.69% due 07/25/30[7]	1,364,026	1,332,773
Morgan Stanley Re-REMIC Trust
2010-R5, 2.07% due 06/26/36[6]	959,252	810,579
Alliance Bancorp Trust
2007-OA1, 1.46% due 07/25/37[7]	764,603	639,249
New Century Home Equity Loan Trust
2004-4, 2.01% due 02/25/35[7]	336,237	299,628
Total Residential Mortgage Backed Securities		105,891,049
Commercial Mortgage Backed Securities - 0.5%
Cosmopolitan Hotel Trust
2016-CSMO, 5.81% due 11/15/33[6,7]	19,500,000	19,811,208
Total Collateralized Mortgage Obligations
(Cost $122,315,392)		125,702,257

ASSET-BACKED SECURITIES†† - 3.0%
Collateralized Loan Obligations - 2.9%
Golub Capital Partners CLO Ltd.
2016-33A, 3.65% due 11/21/28[6,7]	12,500,000	12,463,360
2015-24A, 4.92% due 02/05/27[6,7]	3,750,000	3,745,438
TICP CLO II Ltd.
2014-2A, 5.91% due 07/20/26[6,7]	6,560,000	6,170,225
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]	6,000,000	5,450,355
PFP Ltd.
2015-2, 3.87% due 07/14/34[6,7]	5,000,000	5,005,783
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.69% due 01/15/28[6,7]	5,000,000	4,984,338
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.91% due 12/15/28[6,7]	5,000,000	4,973,378
Octagon Loan Funding Ltd.
due 11/18/26[9]	5,600,000	4,883,477
OCP CLO Ltd.
2016-2A, 4.02% due 11/22/25[6,7]	3,800,000	3,803,371
Jamestown CLO V Ltd.
2014-5A, 6.26% due 01/17/27[6,7]	4,000,000	3,704,350
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	4,300,020	3,651,812
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.88% due 10/10/26[6,7]	3,500,000	3,493,885
Flagship CLO VIII Ltd.
2017-8A, 3.66% due 01/16/26[6,7]	3,000,000	2,991,595
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[6,7]	3,000,000	2,987,294
ALM XIV Ltd.
2014-14A, 4.62% due 07/28/26[6,7]	2,650,000	2,650,026
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,9]	3,000,000	2,635,268
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.18% due 08/15/23[6,7]	2,600,000	2,606,714
Ares XXXIII CLO Ltd.
2016-1A, 4.02% due 12/05/25[6,7]	2,500,000	2,506,551
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.40% due 10/15/26[6,7]	2,500,000	2,489,001
ACIS CLO Ltd.
2013-1A, 5.66% due 04/18/24[6,7]	1,000,000	1,001,088
2015-6A, 4.54% due 05/01/27[6,7]	1,000,000	999,969
Tralee CLO III Ltd.
2016-3A, 4.06% due 07/20/26[6,7]	2,000,000	2,000,156
Catamaran CLO 2012-1 Ltd.
2016-1A, 4.12% due 12/20/23[6,7]	2,000,000	2,000,089

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]	Value
ASSET-BACKED SECURITIES†† - 3.0% (continued)
Collateralized Loan Obligations - 2.9% (continued)
KVK CLO 2014-1 Ltd.
2017-1A, 3.78% due 05/15/26[6,7]	$2,000,000	$1,994,633
Galaxy XVI CLO Ltd.
2013-16A, 4.53% due 11/16/25[6,7]	2,000,000	1,948,450
DIVCORE CLO Ltd.
2013-1A, 5.06% due 11/15/32[6,7]	1,600,000	1,598,768
Dryden XXVIII Senior Loan Fund
2013-28A, 3.88% due 08/15/25[6,7]	1,500,000	1,496,213
Cent CLO 22 Ltd.
2014-22A, 6.48% due 11/07/26[6,7]	1,500,000	1,479,720
Cerberus Onshore II CLO LLC
2014-1A, 5.16% due 10/15/23[6,7]	600,000	597,077
2014-1A, 4.66% due 10/15/23[6,7]	500,000	499,307
Telos CLO Ltd.
2013-3A, 5.41% due 01/17/24[6,7]	1,050,000	1,043,502
Cerberus Loan Funding XVI, LP
2016-2A, 4.96% due 11/15/27[6,7]	1,000,000	1,011,344
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 4.65% due 03/20/27[6,7]	1,000,000	1,000,065
Shackleton VII CLO Ltd.
2016-7A, 4.01% due 04/15/27[6,7]	1,000,000	999,391
COA Summit CLO Limited
2014-1A, 5.01% due 04/20/23[6,7]	1,000,000	996,842
WhiteHorse VII Ltd.
2013-1A, 5.99% due 11/24/25[6,7]	1,000,000	939,289
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.46% due 07/25/25[6,7]	600,000	594,367
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,7,9]	1,250,000	524,453
Kingsland IV Ltd.
2007-4A, 2.61% due 04/16/21[6,7]	500,000	483,039
Newstar Commercial Loan Funding LLC
2014-1A, 5.91% due 04/20/25[6,7]	250,000	244,826
Great Lakes CLO Ltd.
2014-1A, 5.36% due 04/15/25[6,7]	250,000	242,355
Total Collateralized Loan Obligations		104,891,164
Collateralized Debt Obligations - 0.1%
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[6,7]	2,093,187	2,046,580
N-Star REL CDO VIII Ltd.
2006-8A, 1.41% due 02/01/41[6,7]	1,730,769	1,716,685
Total Collateralized Debt Obligations		3,763,265
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, 1.54% due 03/15/19[7,10]	1,110,405	129,362
Total Asset-Backed Securities
(Cost $108,830,419)		108,783,791

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Cyclical - 0.1%
Men's Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,394,500
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19[1]	63,989	63,989
Total Consumer, Non-cyclical		63,989
Total Senior Fixed Rate Interests
(Cost $4,775,565)		4,458,489

COMMERCIAL PAPER†† - 6.4%
Omnicom Capital Inc.
1.10% due 07/17/17[6]	50,000,000	49,972,583
Deutsche Telekom AG
1.21% due 07/25/17[6]	50,000,000	49,954,000
Ryder System, Inc.
1.18% due 07/03/17[6]	40,000,000	39,997,289
Marriott International
1.40% due 08/01/17[6]	30,000,000	29,963,833
Comcast Corp.
1.31% due 07/25/17[6]	25,000,000	24,977,500
Georgia-Pacific LLC CP
1.27% due 07/17/17[6]	20,000,000	19,988,711
General Mills, Inc.
1.26% due 07/13/17[6]	10,000,000	9,995,800

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[4]	Value
COMMERCIAL PAPER†† - 6.4% (continued)
Unitedhealth Group, Inc.
1.29% due 07/20/17[6]	10,000,000	9,993,192
Total Commercial Paper
(Cost $234,842,908)		234,842,908
Total Investments - 103.6%
(Cost $3,800,673,583)		$3,790,488,523
Other Assets & Liabilities, net - (3.6)%		(132,516,750)
Total Net Assets - 100.0%		$3,657,971,773

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	13,370,000	EUR	07/12/17	$(14,983,278)	$(15,278,124)	$294,846
J.P. Morgan	542,000	EUR	07/12/17	(616,431)	(619,353)	2,922
Goldman Sachs	(4,748,000)	EUR	07/12/17	5,409,143	5,425,619	(16,476)
J.P. Morgan	(18,642,000)	GBP	07/12/17	24,126,346	24,288,702	(162,356)
Bank of America	(154,621,000)	EUR	07/12/17	173,698,140	176,688,023	(2,989,883)
						$(2,870,947)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2017.
[4]	The face amount is denominated in U.S. dollars unless otherwise indicated.
[5]	Security with no rate was unsettled at June 30, 2017.
[6]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $458,786,785 (cost $454,652,013), or 12.5% of total net assets.

[7]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $129,362 (cost $895,744), or 0.0% of total net assets. See Note 7.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Asset-Backed Securities	$—	$108,783,791	$—	$—		$108,783,791
Collateralized Mortgage Obligations	—	120,889,716	—	4,812,541		125,702,257
Commercial Paper	—	234,842,908	—	—		234,842,908
Common Stocks	78,352	—	—	19,881		98,233
Corporate Bonds	—	209,983,802	—	—	**	209,983,802
Forward Foreign Currency Exchange Contracts	—	—	297,768	—		297,768
Money Market Fund	47,648,821	—	—	—		47,648,821
Mutual Funds	25,999,610	—	—	—		25,999,610
Senior Fixed Rate Interests	—	4,458,489	—	—		4,458,489
Senior Floating Rate Interests	—	2,945,980,396	—	86,990,216		3,032,970,612
Total Assets	$73,726,783	$3,624,939,102	$297,768	$91,822,638		$3,790,786,291

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$3,168,715	$—		$3,168,715
Unfunded Loans Commitments	—	—	—	1,174,765		1,174,765
Total Liabilities	$—	$—	$3,168,715	$1,174,765		$4,343,480

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.
**	Market value is less than $1.

Category	Ending Balance at 6/30/17	Valuation Technique	Unobservable Inputs	Input Range
Collateralized Mortgage Obligations	$4,812,541	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Common Stocks	19,515	Enterprise Value	Valuation Multiple	7.0x
Common Stocks	366	Model Price	Liquidation value	—
Senior Floating Rate Interests	50,560,445	Model Price	Purchase Price	—
Senior Floating Rate Interests	26,868,765	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Senior Floating Rate Interests	9,561,006	Enterprise Value	Valuation Multiple	11.2x
Unfunded Loan Commitments	(1,174,765)	Model Price	Purchase Price	—
Total	$90,647,873

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of June 30, 2017, the Fund had securities with a total value of $5,971,875 transfer into Level 3 from Level 2 and securities with a total value of $438,427 transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transfered between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Collateralized Mortgage Obligations	Common Stocks	Preferred Stocks	Corporate Bonds	Unfunded Loan Commitments	Total
FLOATING RATE STRATEGIES
Beginning Balance	$43,247,269	$80,078	$-	$19,616	$-	$358,349	$(1,813,689)	$41,891,623
Purchases	75,265,561	-	4,950,331	-	-	-	3,059,268	83,275,160
Sales, maturities and paydowns	(37,581,816)	-	(153,387)	-	-	-	(2,746,930)	(40,482,133)
Total realized gains or losses included in earnings	(3,757,540)	-	-	-	-	-	-	(3,757,540)
Total change in unrealized gains or losses included in earnings	3,844,867	-	15,597	265	-	-	326,586	4,187,315
Transfers into Level 3	5,971,875	-	-	-	-	-	-	5,971,875
Transfers out of Level 3	-	(80,078)	-	-	-	(358,349)	-	(438,427)
Ending Balance	$86,990,216	$-	$4,812,541	$19,881	$-	$-	$(1,174,765)	$90,647,873
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$(22,873)	$-	$9,345	$265	$-	$-	$302,586	$(13,263)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares		Value
COMMON STOCKS† - 0.5%
Energy - 0.2%
SandRidge Energy, Inc.*		51,923	$893,594
Approach Resources, Inc.*		51,060	172,072
Titan Energy LLC*,1		17,186	133,192
Stallion Oilfield Holdings Ltd.*,†††		8,257	5,161
Total Energy			1,204,019
Technology - 0.2%
Aspect Software Parent, Inc.*,†††,1,10		47,249	707,342
Aspect Software Parent, Inc.*,†††,10		17,432	260,966
Total Technology			968,308
Consumer, Cyclical - 0.1%
Metro-Goldwyn-Mayer, Inc.*,††		7,040	669,975
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1		13,240	19,595
Crimson Wine Group Ltd.*,††		8	86
Total Consumer, Non-cyclical			19,681
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††		2,107	17,208
Diversified - 0.0%
Leucadia National Corp.		81	2,119
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1		1,044,540	80
Total Common Stocks
(Cost $4,555,278)			2,881,390

PREFERRED STOCKS†† - 1.0%
Financial - 0.7%
Morgan Stanley 6.38%[2,3]		46,000	1,312,840
PNC Financial Services Group, Inc. 5.00%*,2,3		750,000	772,500
Citigroup, Inc. 6.30%*,2,3		700,000	745,500
M&T Bank Corp. 5.13%*,2,3		600,000	623,250
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]		19,965	561,416
Total Financial			4,015,506
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19[1]		37,370	954,430
U.S. Shipping Corp.*,1		14,718	15,454
Total Industrial			969,884
Communications - 0.1%
Medianews Group, Inc.*		11,074	260,239
Total Preferred Stocks
(Cost $5,176,471)			5,245,629

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18		9,075	64,070
SandRidge Energy, Inc.
$41.34, 10/04/22†		488	732
SandRidge Energy, Inc.
$42.03, 10/04/22†		205	164
Total Warrants
(Cost $108,149)			64,966

EXCHANGE-TRADED FUNDS† - 1.1%
SPDR Bloomberg Barclays High Yield Bond ETF		111,220	4,137,384
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		44,814	1,253,448
Total Exchange-Traded Funds
(Cost $5,389,743)			5,390,832

MONEY MARKET FUND† - 0.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[4]		150,597	150,597
Total Money Market Fund
(Cost $150,597)			150,597

	Face Amount[9]
CORPORATE BONDS†† - 70.4%
Communications - 13.8%
DISH DBS Corp.
5.88% due 11/15/24		$6,350,000	6,775,259
7.75% due 07/01/26		2,575,000	3,051,375
MDC Partners, Inc.
6.50% due 05/01/24[5]		8,080,000	8,059,800
SFR Group S.A.
7.38% due 05/01/26[5]		4,800,000	5,207,999
6.25% due 05/15/24[5]		1,050,000	1,109,063
6.00% due 05/15/22[5]		400,000	418,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27		4,550,000	4,652,374
5.88% due 04/01/24		1,000,000	1,067,500
CSC Holdings LLC
5.25% due 06/01/24		2,050,000	2,091,205
6.75% due 11/15/21		1,750,000	1,938,125
5.50% due 04/15/27[5]		550,000	581,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[5]		4,594,000	4,444,695
Cengage Learning, Inc.
9.50% due 06/15/24[5]		4,850,000	4,292,250
Sirius XM Radio, Inc.
5.00% due 08/01/27[5]		2,000,000	2,015,000
5.38% due 07/15/26[5]		1,350,000	1,397,250
5.38% due 04/15/25[5]		575,000	594,406
EIG Investors Corp.
10.88% due 02/01/24		2,375,000	2,648,125
Sprint Communications, Inc.
7.00% due 03/01/20[5]		1,375,000	1,509,503
9.00% due 11/15/18[5]		1,000,000	1,085,310
Inmarsat Finance plc
4.88% due 05/15/22[5]		2,550,000	2,588,249
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	1,600,000	2,151,854
5.25% due 01/15/26[5]		250,000	260,203
Nokia Oyj
4.38% due 06/12/27		2,050,000	2,087,166
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[5]		1,975,000	2,066,344

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]	Value
CORPORATE BONDS†† - 70.4% (continued)
Communications - 13.8% (continued)
Altice Financing S.A.
6.63% due 02/15/23[5]	$1,700,000	$1,803,598
Virgin Media Finance plc
6.38% due 04/15/23[5]	850,000	892,500
VeriSign, Inc.
4.75% due 07/15/27	775,000	783,719
EW Scripps Co.
5.13% due 05/15/25[5]	750,000	772,500
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[5]	650,000	700,375
Ziggo Secured Finance BV
5.50% due 01/15/27[5]	650,000	663,813
Level 3 Financing, Inc.
5.25% due 03/15/26	550,000	570,686
Midcontinent Communications & Midcontinent Finance Corp.
6.25% due 08/01/21[5]	550,000	568,150
Match Group, Inc.
6.38% due 06/01/24	500,000	543,750
Anixter, Inc.
5.50% due 03/01/23	500,000	534,375
Total Communications		69,926,646
Consumer, Non-cyclical - 11.3%
Vector Group Ltd.
6.13% due 02/01/25[5]	9,085,000	9,437,044
THC Escrow Corporation III
5.13% due 05/01/25	3,150,000	3,161,813
7.00% due 08/01/25	2,500,000	2,490,625
4.63% due 07/15/24	750,000	752,025
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[5]	4,700,000	4,940,875
6.50% due 03/15/22[5]	1,300,000	1,363,375
Tenet Healthcare Corp.
7.50% due 01/01/22	3,850,000	4,176,479
4.75% due 06/15/20[2]	900,000	909,000
4.63% due 07/15/24	600,000	600,750
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	3,800,000	3,871,250
HCA, Inc.
5.50% due 06/15/47	2,350,000	2,432,250
5.88% due 02/15/26	750,000	810,000
WEX, Inc.
4.75% due 02/01/23[5]	2,800,000	2,814,000
Post Holdings, Inc.
5.50% due 03/01/25[5]	2,700,000	2,784,375
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[5]	2,477,000	2,551,310
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	1,950,000	1,954,875
Bumble Bee Holdco SCA
9.63% due 03/15/18[5]	1,724,000	1,698,140
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[5]	1,470,000	1,473,675
Central Garden & Pet Co.
6.13% due 11/15/23	1,350,000	1,437,750
Halyard Health, Inc.
6.25% due 10/15/22	1,300,000	1,355,250
Beverages & More, Inc.
11.50% due 06/15/22[5]	1,200,000	1,167,000
AMN Healthcare, Inc.
5.13% due 10/01/24[5]	950,000	961,875
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[5]	900,000	922,500
Albertsons Cos. LLC / Safeway Inc. / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24	750,000	744,375
Alpine Finance Merger Sub LLC
6.88% due 08/01/25[5]	650,000	661,375
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	600,000	640,500
CDK Global, Inc.
4.88% due 06/01/27	550,000	565,125
DaVita, Inc.
5.00% due 05/01/25	450,000	451,125
Total Consumer, Non-cyclical		57,128,736
Financial - 10.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[5]	3,865,000	3,855,337
7.38% due 04/01/20[5]	3,600,000	3,690,000
7.50% due 04/15/21[5]	1,900,000	1,971,250
FBM Finance, Inc.
8.25% due 08/15/21[5]	5,802,000	6,215,392
American Equity Investment Life Holding Co.
6.63% due 07/15/21	2,650,000	2,741,226
5.00% due 06/15/27	2,050,000	2,110,219
Kennedy-Wilson, Inc.
5.88% due 04/01/24	4,390,000	4,527,188
NFP Corp.
9.00% due 07/15/21[5]	2,400,000	2,518,320
6.88% due 07/15/25[5]	1,000,000	1,010,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[5]	2,994,000	3,226,035
Citigroup, Inc.
6.25% [2,3]	1,900,000	2,107,813
5.95% [2,3]	600,000	642,918
NewStar Financial, Inc.
7.25% due 05/01/20	2,650,000	2,712,938
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	2,400,000	2,457,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]		Value
CORPORATE BONDS†† - 70.4% (continued)
Financial - 10.4% (continued)
GEO Group, Inc.
5.88% due 10/15/24		$1,325,000	$1,368,062
6.00% due 04/15/26		800,000	830,000
Lincoln Finance Ltd.
7.38% due 04/15/21[5]		1,700,000	1,802,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[5]		1,700,000	1,708,500
Goldman Sachs Group, Inc.
5.30% [2,3]		1,100,000	1,155,000
Capital One Financial Corp.
3.75% due 07/28/26[6]		900,000	878,244
USIS Merger Sub, Inc.
6.88% due 05/01/25[5]		800,000	814,000
Bank of America Corp.
6.10% [2,3]		700,000	760,445
Wilton Re Finance LLC
5.88% due 03/30/33[2,5,6]		650,000	663,000
JPMorgan Chase & Co.
6.00% [2,3]		500,000	538,435
Hospitality Properties Trust
4.95% due 02/15/27		500,000	522,120
EPR Properties
5.75% due 08/15/22		450,000	497,086
Compass Bank
3.88% due 04/10/25		450,000	448,254
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[5]		370,000	381,100
Majid AL Futtaim Holding
7.13% [3]		300,000	313,169
Wells Fargo & Co.
5.90% [2,3]		250,000	267,750
Lock AS
7.00% due 08/15/21	EUR	50,000	59,423
Total Financial			52,792,224
Energy - 10.0%
Unit Corp.
6.63% due 05/15/21		7,750,000	7,420,624
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21		6,150,000	6,165,375
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		3,590,000	3,616,925
QEP Resources, Inc.
5.38% due 10/01/22		1,625,000	1,564,063
5.25% due 05/01/23		850,000	803,250
6.88% due 03/01/21		650,000	674,375
Comstock Resources, Inc.
10.00% due 03/15/20		2,950,000	2,942,625
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27		1,800,000	1,845,000
5.88% due 03/31/25		1,000,000	1,066,250
CONSOL Energy, Inc.
8.00% due 04/01/23		1,300,000	1,365,000
5.88% due 04/15/22		1,050,000	1,031,625
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25		2,325,000	2,371,500
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[5]		2,199,000	2,199,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		1,861,000	2,107,348
Antero Resources Corp.
5.63% due 06/01/23		1,000,000	1,012,500
5.13% due 12/01/22		475,000	476,036
5.00% due 03/01/25		350,000	339,500
Gibson Energy, Inc.
5.25% due 07/15/24[5]	CAD	2,250,000	1,735,120
Pattern Energy Group, Inc.
5.88% due 02/01/24[5]		1,375,000	1,447,188
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		1,090,000	708,500
8.00% due 12/01/20		965,000	694,800
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[5]		1,350,000	1,005,750
6.38% due 06/15/23		650,000	381,875
TerraForm Power Operating LLC
6.38% due 02/01/23[5,7]		1,250,000	1,300,000
Callon Petroleum Co.
6.13% due 10/01/24		1,050,000	1,068,375
Murphy Oil USA, Inc.
5.63% due 05/01/27		1,000,000	1,040,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		1,000,000	1,005,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25		700,000	698,250
6.25% due 04/01/23		250,000	253,750
Trinidad Drilling Ltd.
6.63% due 02/15/25[5]		625,000	593,750
NuStar Logistics, LP
5.63% due 04/28/27		550,000	577,500
FTS International, Inc.
8.75% due 06/15/20[2,5]		500,000	501,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]		1,750,000	455,000
Whiting Petroleum Corp.
5.75% due 03/15/21[6]		250,000	235,000
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[1,8]		217,167	24,974

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]		Value
CORPORATE BONDS†† - 70.4% (continued)
Energy - 10.0% (continued)
SandRidge Energy, Inc.
7.50% due 03/15/21[1]		$250,000	$25
Total Energy			50,727,103
Consumer, Cyclical - 6.7%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21		2,606,000	2,462,670
6.75% due 06/15/23		2,600,000	2,424,500
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22		4,443,000	4,176,419
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5]		3,000,000	3,155,625
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[5]		2,883,000	2,897,415
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[5]		2,550,000	2,712,563
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27		1,900,000	2,005,089
5.88% due 11/15/26		500,000	521,875
Nathan's Famous, Inc.
10.00% due 03/15/20[5]		2,200,000	2,343,000
WMG Acquisition Corp.
6.75% due 04/15/22[5]		2,000,000	2,102,500
L Brands, Inc.
6.75% due 07/01/36		1,050,000	1,008,000
7.60% due 07/15/37		700,000	698,250
6.88% due 11/01/35		175,000	168,875
PetSmart, Inc.
5.88% due 06/01/25[5]		1,250,000	1,204,688
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		1,100,000	1,094,500
5.75% due 03/01/25		100,000	99,000
Interval Acquisition Corp.
5.63% due 04/15/23		1,075,000	1,112,625
TVL Finance PLC
8.50% due 05/15/23	GBP	630,000	914,882
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		650,000	646,750
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[5]		525,000	561,750
Group 1 Automotive, Inc.
5.25% due 12/15/23[5]		550,000	555,500
QVC, Inc.
4.85% due 04/01/24		400,000	408,772
CalAtlantic Group, Inc.
5.00% due 06/15/27		380,000	380,950
Total Consumer, Cyclical			33,656,198
Industrial - 5.6%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5]		4,425,000	4,812,187
Amsted Industries, Inc.
5.38% due 09/15/24[5]		3,898,000	4,034,430
5.00% due 03/15/22[5]		500,000	516,250
Novelis Corp.
5.88% due 09/30/26[5]		2,600,000	2,678,000
6.25% due 08/15/24[5]		500,000	525,000
Tutor Perini Corp.
6.88% due 05/01/25[5]		2,800,000	2,947,000
Virgin Media Finance PLC
5.00% due 04/15/27	GBP	2,000,000	2,681,429
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[5]		1,885,000	2,087,638
BWAY Holding Co.
5.50% due 04/15/24[5]		1,500,000	1,531,875
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		1,050,000	1,186,500
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR	850,000	1,087,472
Standard Industries, Inc.
5.50% due 02/15/23[5]		700,000	738,500
5.00% due 02/15/27[5]		300,000	306,000
Levi Strauss & Co.
3.38% due 03/15/27	EUR	750,000	864,329
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20		800,000	818,672
Infor US, Inc.
5.75% due 05/15/22	EUR	550,000	657,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[5]		375,000	410,156
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		259,254	266,384
Total Industrial			28,148,822
Basic Materials - 4.5%
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[5]		4,925,000	5,405,187
6.75% due 09/30/24[5]		2,600,000	2,821,000
Eldorado Gold Corp.
6.13% due 12/15/20[5]		4,700,000	4,811,625
Constellium N.V.
7.88% due 04/01/21[5]		2,200,000	2,354,000
Kaiser Aluminum Corp.
5.88% due 05/15/24		1,750,000	1,841,875

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]		Value
CORPORATE BONDS†† - 70.4% (continued)
Basic Materials - 4.5% (continued)
Yamana Gold, Inc.
4.95% due 07/15/24		$1,625,000	$1,641,829
GCP Applied Technologies, Inc.
9.50% due 02/01/23[5]		1,180,000	1,342,250
Commercial Metals Co.
5.38% due 07/15/27		1,025,000	1,044,219
PQ Corp.
6.75% due 11/15/22[5]		800,000	860,000
Clearwater Paper Corp.
5.38% due 02/01/25[5]		600,000	595,500
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]		278,115	25,030
1.00% due 09/10/44†††,1		5,561	–
Total Basic Materials			22,742,515
Utilities - 3.8%
Terraform Global Operating LLC
9.75% due 08/15/22[5]		5,900,000	6,608,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]		5,390,000	5,592,125
AES Corp.
6.00% due 05/15/26		2,900,000	3,103,000
4.20% due 06/01/19[2]		828,000	828,000
4.88% due 05/15/23		350,000	356,563
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		1,500,000	1,530,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27		1,250,000	1,265,625
Total Utilities			19,283,313
Technology - 3.3%
First Data Corp.
5.75% due 01/15/24[5]		3,000,000	3,116,249
5.00% due 01/15/24[5]		1,750,000	1,799,753
7.00% due 12/01/23[5]		350,000	373,625
Micron Technology, Inc.
7.50% due 09/15/23[6]		1,860,000	2,079,480
5.25% due 08/01/23		1,950,000	2,025,075
NCR Corp.
6.38% due 12/15/23		2,350,000	2,523,313
Epicor Software
9.40% due 06/21/23†††,1		2,000,000	1,954,000
Open Text Corp.
5.88% due 06/01/26[5]		1,000,000	1,075,620
Infor US, Inc.
6.50% due 05/15/22		600,000	621,000
Oracle Corp.
3.85% due 07/15/36		550,000	568,568
Microsoft Corp.
4.20% due 11/03/35		450,000	491,696
Total Technology			16,628,379
Banks & Credit - 0.6%
UPCB FINANCE VII LTD
3.63% due 06/15/29	EUR	2,600,000	2,929,789
Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19		1,885,000	1,932,125
Total Corporate Bonds
(Cost $350,204,990)			355,895,850

SENIOR FLOATING RATE INTERESTS††,[2] - 28.9%
Technology - 6.2%
GD Finance Co., Inc.
3.75% due 04/03/18	EUR	2,400,000	2,748,144
AVSC Holding Corp.
4.62% due 04/29/24		2,700,000	2,698,326
Solera LLC
4.48% due 03/03/23		1,334,496	1,338,232
5.63% due 03/03/21†††,1		895,833	803,226
Go Daddy Operating Company LLC
3.73% due 02/15/24		1,648,229	1,651,113
Project Alpha (Qlik)
4.67% due 04/26/24		1,650,000	1,637,625
Verisure Cayman 2
3.00% due 10/21/22	EUR	1,400,000	1,603,995
TIBCO Software, Inc.
5.73% due 12/04/20		1,523,761	1,529,475
MRI Software LLC
7.30% due 06/30/23[1]		3,187,500	1,527,048
0.50% due 06/30/23†††,1		472,222	–
Advanced Computer Software
10.67% due 01/31/23[1]		800,000	730,000
6.67% due 03/18/22		537,625	526,200
Seattle Spnco
4.03% due 06/21/24		1,219,430	1,220,955
Active Network LLC
6.23% due 11/13/20		1,202,125	1,211,141
Planview, Inc. (PHNTM Holdings, Inc.)
6.48% due 01/27/23†††,1		1,200,000	1,183,334
Cypress Intermediate Holdings III, Inc.
4.23% due 04/29/24		1,150,000	1,145,113
GTT Communications, Inc.
5.25% due 01/09/24		1,094,500	1,096,558
Infor (US), Inc.
3.75% due 02/01/22	EUR	947,625	1,089,828
Oberthur Technologies of America Corp.
3.75% due 01/10/24		999,046	1,005,290
EIG Investors Corp.
5.14% due 02/09/23		853,281	857,014
Sparta Holding Corp.
6.73% due 07/28/20†††,1		859,551	855,143
Kronos, Inc.
4.68% due 11/01/23		845,755	850,830
First Data Corp.
3.47% due 07/08/22		800,000	798,376
Switch Ltd.
6.75% due 06/21/24		700,000	703,066
Aspect Software, Inc.
11.22% due 05/25/20[10]		664,618	656,310

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]	Value
SENIOR FLOATING RATE INTERESTS††,[2] - 28.9% (continued)
Technology - 6.2% (continued)
Masergy Holdings, Inc.
5.05% due 12/15/23	$646,750	$649,175
MA Financeco LLC
3.67% due 11/19/21	500,000	499,065
GlobalLogic Holdings, Inc.
5.80% due 06/20/22	276,309	278,727
Miami Escrow Borrower LLC
3.96% due 06/21/24	180,570	180,795
Total Technology		31,074,104
Consumer, Non-cyclical - 5.6%
Immucor, Inc.
6.00% due 06/27/21	2,100,000	2,115,749
Post Holdings, Inc.
3.47% due 05/24/24	2,000,000	2,001,420
CTI Foods Holding Co. LLC
4.73% due 06/29/20	1,550,000	1,457,000
8.48% due 06/28/21[1]	590,000	495,600
Alegeus Technologies LLC
6.31% due 04/28/23†††,1	1,400,000	1,386,415
Endo Luxembourg Finance Co.
5.50% due 04/29/24	1,300,000	1,311,375
Albertson's LLC
3.98% due 08/25/21†††	1,259,581	1,245,839
CareCore National LLC
5.23% due 03/05/21	1,142,922	1,154,351
Change Healthcare Holdings, Inc.
3.98% due 03/01/24	1,149,306	1,148,823
American Tire Distributors, Inc.
5.48% due 09/01/21	1,128,358	1,133,650
Give and Go Prepared Foods Corp.
6.73% due 07/29/23	1,087,086	1,097,957
ADMI Corp.
4.95% due 04/29/22	994,924	1,004,256
IHC Holding Corp.
8.05% due 04/30/21†††,1	835,125	827,121
7.91% due 04/30/21†††,1	158,800	158,576
Smart & Final Stores LLC
4.77% due 11/15/22	1,000,000	958,330
Reddy Ice Holdings, Inc.
6.76% due 05/01/19	970,366	957,634
Project Ruby Ultimate Parent Corp.
4.98% due 02/09/24	897,137	897,137
Equian LLC
4.93% due 05/20/24	879,412	885,462
Surgery Center Holdings, Inc.
4.25% due 06/20/24	875,000	877,739
Lineage Logistics LLC
4.73% due 04/07/21	827,274	826,761
Pinnacle Foods Finance LLC
3.08% due 02/02/24	798,000	800,123
ABB Concise Optical Group LLC
6.24% due 06/15/23	794,000	793,508
Arctic Glacier Group Holdings, Inc.
5.48% due 03/20/24	773,063	780,793
Halyard Health
3.98% due 11/01/21	675,000	675,844
JBS USA Lux SA
5.75% due 10/30/22	650,000	633,100
PT Intermediate Holdings III LLC
7.54% due 06/23/22†††,1	497,500	497,500
7.80% due 06/23/22†††,1	110,000	110,000
American Seafoods
6.25% due 08/19/21[1]	555,628	556,556
Sterigenics-Norion Holdings
4.23% due 05/15/22	550,000	547,938
NES Global Talent
6.67% due 10/03/19[1]	470,980	423,882
Quorum Business Solutions
5.92% due 08/06/21[1]	205,088	195,859
Packaging Coordinators Midco, Inc.
6.32% due 07/01/21†††,1	115,385	103,837
PT Intermediate Holdings III, LLC
8.10% due 06/23/22†††,1	109,583	100,106
Targus Group International, Inc.
14.00% due 05/24/16†††,1	153,489	–
Total Consumer, Non-cyclical		28,160,241
Industrial - 5.1%
Resource Label Group LLC
5.80% due 05/26/23[1]	1,900,000	1,890,500
9.80% due 11/26/23[1]	1,500,000	1,477,500
Diversitech Holdings, Inc.
8.70% due 06/02/25	2,650,000	2,696,374
Pregis Holding I Corp.
4.80% due 05/20/21	2,347,646	2,344,711
Arctic Long Carriers
5.73% due 05/18/23	1,550,000	1,544,188
Advanced Integration Technology LP
6.73% due 04/03/23	1,521,686	1,525,490
CPG International LLC
5.05% due 05/05/24	1,296,750	1,302,430
VC GB Holdings, Inc.
4.98% due 02/28/24	1,246,938	1,245,379
Milacron LLC
4.23% due 09/28/23	1,194,000	1,195,493
ProAmpac PG Borrower LLC
5.19% due 11/20/23	828,375	836,145
9.67% due 11/18/24	350,000	355,033
Imagine Print Solutions LLC
5.75% due 06/21/22	1,100,000	1,094,500
Pexco LLC
4.68% due 05/08/24	1,000,000	1,000,630
SRS Distribution, Inc.
9.98% due 02/24/23	950,000	971,375
American Bath Group LLC
6.55% due 09/30/23	945,238	954,397

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]		Value
SENIOR FLOATING RATE INTERESTS††,[2] - 28.9% (continued)
Industrial - 5.1% (continued)
Optiv, Inc.
4.44% due 02/01/24		$830,000	$813,749
Bioplan USA, Inc.
5.98% due 09/23/21		788,149	783,223
ILPEA Parent, Inc.
6.56% due 03/02/23		650,000	650,000
ICSH Parent, Inc.
5.18% due 04/29/24		635,294	636,088
Consolidated Container Co. LLC
4.73% due 05/22/24		500,000	501,980
Hardware Holdings LLC
7.80% due 03/30/20†††,1		508,500	498,330
CPM Holdings, Inc.
5.48% due 04/11/22		492,434	497,358
BWAY Holding Co.
4.33% due 04/03/24		400,000	399,784
Hunter Defense Technologies
7.16% due 08/05/19[1]		223,333	205,188
Wencor Group
4.96% due 06/19/19†††,1		168,077	160,326
NANA Development Corp.
8.03% due 03/15/18[1]		15,974	15,654
Total Industrial			25,595,825
Consumer, Cyclical - 3.9%
Men's Wearhouse
4.61% due 06/18/21		1,560,759	1,491,509
BC Equity Ventures LLC
7.73% due 08/31/22		1,436,669	1,436,669
Sears Holdings Corp.
5.72% due 06/30/18		1,441,938	1,418,506
Leslie's Poolmart, Inc.
4.87% due 08/16/23		1,243,734	1,246,844
Truck Hero, Inc.
5.16% due 04/22/24		1,125,000	1,115,865
BBB Industries, LLC
6.23% due 11/03/21		1,047,328	1,052,565
Equinox Holdings, Inc.
4.48% due 03/08/24		1,047,375	1,050,978
Fitness International LLC
5.48% due 07/01/20		1,001,295	1,014,122
CH Hold Corp.
4.23% due 02/01/24		952,159	954,939
Mavis Tire
6.50% due 11/02/20†††,1		933,375	924,608
Greektown Holdings LLC
4.23% due 04/25/24		900,000	898,650
Talbots, Inc.
5.73% due 03/19/20		901,603	841,196
Navistar Inc.
5.09% due 08/07/20		788,000	796,376
Blue Nile, Inc.
7.80% due 02/17/23[1]		775,000	769,188
Accuride Corp.
8.00% due 11/17/23		753,563	757,330
Belk, Inc.
5.91% due 12/12/22		778,566	660,613
USIC Holding, Inc.
4.92% due 12/08/23		553,688	554,380
National Vision, Inc.
6.98% due 03/11/22		450,000	437,625
4.23% due 03/12/21		99,486	99,784
Penn Engineering & Manufacturing Corp.
3.75% due 06/13/24		500,000	500,000
Prime Security Services Borrower LLC
3.97% due 05/02/22		500,000	499,690
Belmond Interfin Ltd.
2.75% due 06/26/24		500,000	499,375
Station Casinos LLC
3.71% due 06/08/23		398,995	398,269
Acosta, Inc.
4.47% due 09/26/19†††,1		288,889	271,669
0.50% due 09/26/19		44,444	37,828
Total Consumer, Cyclical			19,728,578
Financial - 2.4%
Misys Ltd.
4.74% due 06/13/24		2,050,000	2,049,241
4.25% due 06/13/24	EUR	1,150,000	1,330,164
National Financial Partners Corp.
4.80% due 01/08/24		1,872,250	1,875,171
Americold Realty Operating Partnership, LP
4.98% due 12/01/22		1,731,895	1,755,709
Focus Financial Partners LLC
3.25% due 05/18/24		1,500,000	1,509,375
Acrisure LLC
6.30% due 11/22/23		1,000,000	1,008,330
LPL Holdings, Inc.
3.82% due 03/11/24		1,000,000	1,001,880
York Risk Services
4.98% due 10/01/21[1]		729,375	711,688
American Stock Transfer & Trust
5.80% due 06/26/20		552,685	553,376
Integro Parent, Inc.
6.93% due 10/28/22[1]		444,503	444,503
Total Financial			12,239,437
Communications - 2.4%
Market Track LLC
5.33% due 06/05/24		2,500,000	2,487,501
Sprint Communications, Inc.
3.75% due 02/02/24		1,596,000	1,595,665
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23		1,575,080	1,484,686
Houghton Mifflin Co.
4.23% due 05/28/21		1,345,299	1,274,671
Mcgraw-Hill Global Education Holdings LLC
5.23% due 05/04/22		1,296,725	1,273,825
Ziggo Secured Finance BV
3.66% due 04/15/25		1,100,000	1,096,249

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]	Value
SENIOR FLOATING RATE INTERESTS††,[2] - 28.9% (continued)
Communications - 2.4% (continued)
Neustar, Inc.
3.25% due 09/02/19	$450,000	$452,952
4.75% due 03/01/24	250,000	251,485
Altice US Finance I Corp.
3.47% due 07/28/25	650,000	643,500
Anaren, Inc.
9.55% due 08/18/21[1]	500,000	492,500
Liberty Cablevision of Puerto Rico LLC
4.66% due 01/07/22	300,000	296,751
MergerMarket Ltd.
4.73% due 02/04/21	283,782	283,427
Univision Communications, Inc.
3.98% due 03/15/24	199,462	195,389
Charter Communications Operating, LLC
3.48% due 01/15/24	148,869	149,344
Total Communications		11,977,945
Utilities - 1.5%
Viva Alamo LLC
5.45% due 02/22/21	2,288,189	1,807,670
Dynegy, Inc.
4.48% due 02/07/24	1,296,750	1,293,443
Invenergy Thermal Operating I, LLC
6.80% due 10/19/22[1]	1,009,910	961,939
Panda Power
7.80% due 08/21/20	978,196	898,111
Exgen Texas Power LLC
6.05% due 09/18/21	1,348,252	804,138
MRP Generation Holding
8.30% due 10/18/22	719,563	669,193
Panda Temple II Power
7.30% due 04/03/19	603,101	535,253
Terraform AP Acquisition Holdings LLC
5.80% due 06/26/22	482,923	484,130
Stonewall
6.80% due 11/15/21	400,000	368,000
Total Utilities		7,821,877
Energy - 1.1%
Ultra Petroleum, Inc.
4.12% due 04/12/24	1,850,000	1,836,125
Moss Creek Resources LLC
9.50% due 04/07/22†††,1	1,400,000	1,382,500
Veresen Midstream LP
4.73% due 03/31/22	733,125	731,754
Cactus Wellhead
7.23% due 07/31/20	685,686	665,115
PSS Companies
5.80% due 01/28/20[1]	529,960	450,466
Summit Midstream Partners, LP
7.23% due 05/13/22	350,000	353,500
Associated Asphalt Partners LLC
6.48% due 04/05/24	300,000	304,125
Total Energy		5,723,585
Basic Materials - 0.7%
EP Minerals LLC
5.50% due 08/20/20[1]	1,600,000	1,600,000
Zep, Inc.
5.23% due 06/27/22	980,000	981,225
Ashland LLC
3.21% due 05/17/24	500,000	501,565
PQ Corp.
5.48% due 11/04/22	346,507	349,972
Total Basic Materials		3,432,762
Total Senior Floating Rate Interests
(Cost $145,789,911)		145,754,354

ASSET-BACKED SECURITIES†† - 1.5%
Collateralized Loan Obligations - 1.5%
OCP CLO Ltd.
2014-6A, 6.11% due 07/17/26[2,5]	1,500,000	1,452,680
2014-6A, 4.81% due 07/17/26[2,5]	1,000,000	1,000,007
Catamaran CLO Ltd.
2014-1A, 5.66% due 04/20/26[2,5]	750,000	701,864
WhiteHorse X Ltd.
2015-10A, 6.46% due 04/17/27[2,5]	750,000	682,336
WhiteHorse VII Ltd.
2013-1A, 5.99% due 11/24/25[2,5]	600,000	563,573
Eaton Vance CLO Ltd.
2014-1A, 6.19% due 07/15/26[2,5]	600,000	556,399
THL Credit Wind River CLO Ltd.
2014-2A, 6.41% due 07/15/26[2,5]	500,000	487,619
Jamestown CLO III Ltd.
2013-3A, 5.76% due 01/15/26[2,5]	500,000	480,071
KVK CLO Ltd.
2015-1A, 6.92% due 05/20/27[2,5]	500,000	475,076
Regatta IV Funding Ltd.
2014-1A, 6.11% due 07/25/26[2,5]	500,000	474,915
NewMark Capital Funding CLO Ltd.
2014-2A, 5.78% due 06/30/26[2,5]	500,000	464,489
MP CLO V Ltd.
2014-1A, 7.06% due 07/18/26[2,5]	250,000	230,063

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[9]	Value
ASSET-BACKED SECURITIES†† - 1.5% (continued)
Collateralized Loan Obligations - 1.5% (continued)
Shackleton CLO
2014-6A, 6.91% due 07/17/26[2,5]	$250,000	$211,488
Total Collateralized Loan Obligations		7,780,580
Collateralized Debt Obligations - 0.0%
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[2,5]	32,802	32,483
Total Asset-Backed Securities
(Cost $6,663,123)		7,813,063

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Hanger, Inc.
11.50% due 08/01/19	575,000	582,188
Targus Group International, Inc.
7.50% due 12/31/19[1]	64,246	64,246
Total Consumer, Non-cyclical		646,434
Total Senior Fixed Rate Interests
(Cost $634,602)		646,434
Total Investments - 103.5%
(Cost $518,672,864)		$523,843,115
Other Assets & Liabilities, net - (3.5)%		(17,919,573)
Total Net Assets - 100.0%		$505,923,542

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/(Depreciation)
Goldman Sachs	438,000	GBP	07/12/17	$(555,253)	$570,672	$15,419
Barclays	519,000	CAD	07/12/17	(393,948)	400,322	6,374
J.P. Morgan	(6,917,000)	GBP	07/12/17	8,951,934	9,012,175	(60,241)
Goldman Sachs	(2,600,000)	EUR	07/12/17	2,909,774	2,971,063	(61,289)
Goldman Sachs	(2,787,000)	CAD	07/12/17	2,066,036	2,149,708	(83,672)
Bank of America	(8,339,000)	EUR	07/12/17	9,365,223	9,529,116	(163,893)
						$(347,302)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	Perpetual maturity.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
[5]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $233,918,181 (cost $228,554,073), or 46.2% of total net assets.

[6]	All or a portion of this security is pledged as reverse repurchase agreement collateral at June 30, 2017.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Security is in default of interest and/or principal obligations.
[9]	The face amount is denominated in U.S. dollars, unless otherwise noted.
[10]	Affiliated issuer — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust
GBP — British Pound
CAD — Canadian Dollar
EUR — Euro

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$7,813,063	$—	$—	$7,813,063
Common Stocks	1,200,977	687,269	—	993,144	2,881,390
Corporate Bonds	25	353,941,825	—	1,954,000	355,895,850
Forward Foreign Currency Exchange Contracts	—	—	21,793	—	21,793
Exchange-Traded Funds	5,390,832	—	—	—	5,390,832
Preferred Stocks	—	5,245,629	—	—	5,245,629
Senior Fixed Rate Interests	—	646,434	—	—	646,434
Senior Floating Rate Interests	—	135,245,824	—	10,508,530	145,754,354
Money Market Fund	150,597	—	—	—	150,597
Warrants	896	64,070	—	—	64,966
Total Assets	$6,743,327	$503,644,114	$21,793	$13,455,674	$523,864,908

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$369,095	$—	$369,095
Unfunded Loan Commitments	—	414	—	814,579	814,993
Total Liabilities	$—	$414	$369,095	$814,579	$1,184,088

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

For the period ended June 30, 2017, High Yield Fund had securities with a total value of $368,369 transfer out of Level 3 into Level 2 and a total value of $1,075,365 transfer into Level 3 from Level 2 due to changes in the securities valuation method. The Fund also had securities with a total value of $69,312 transfer out of Level 1 into Level 2. There were no other securities that transferred between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Range
Common Stocks	$987,903	Enterprise Value	Valuation Multiple	7.0x-9.1	x
Common Stocks	5,161	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Common Stocks	80	Model Price	Liquidation value
Corporate Bonds	1,954,000	Model Price	Market Comparable Yields	8.8.%-8.80%
Senior Floating Rate Interests	8,764,361	Model Price	Purchase Price
Senior Floating Rate Interests	1,744,169	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Unfunded Loan Commitments	(814,579)	Model Price	Purchase Price
Total	$12,641,095

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Common Stocks	Corporate Bonds	Preferred Stocks	Unfunded Loan Commitments	Total
High Yield Fund
Beginning Balance	$5,940,635	$80,401	$1,029,981	$4,465,758	$27,596	$-	$11,544,371
Purchases	2,512,818	-	33,552	-	-	11,215	2,557,585
Sales, maturities and paydowns	(4,178,586)	-	-	(962,378)	-	-	(5,140,964)
Total realized gains or losses included in earnings	(442,392)	-	-	6,128	-	-	(436,264)
Total change in unrealized gains or losses included in earnings	5,785,255	-	(72,454)	(1,477,636)	-	168,214	4,403,379
Transfers into Level 3	1,073,300	-	2,065	-	-	(994,008)	81,357
Transfers out of Level 3	(182,500)	(80,401)	-	(77,872)	(27,596)	-	(368,369)
Ending Balance	$10,508,530	$-	$993,144	$1,954,000	$-	$(814,579)	$12,641,095
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$39,797	$-	$(499,793)	$(4,353)	$-	$188,624	$(275,725)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust*	5,199	$44,971
Industrial – 0.0%
Constar International Holdings LLC*,†††,1	68	–
Total Common Stocks
(Cost $262,501)		44,971

PREFERRED STOCKS†† - 0.9%
Financial - 0.8%
Woodbourne Capital Trust III 0.02%*,†††,2,3,4	950,000	622,982
Woodbourne Capital Trust IV 0.03%*,†††,2,3,4	950,000	622,982
Woodbourne Capital Trust I 0.03%*,†††,2,3,4	950,000	622,981
Woodbourne Capital Trust II 0.02%*,†††,2,3,4	950,000	622,981
Total Financial		2,491,926
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19[1]	12,920	329,977
Constar International Holdings LLC *,†††,1	7	–
Total Industrial		329,977
Total Preferred Stocks
(Cost $4,141,354)		2,821,903

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[5]	1,222,676	1,222,676
Total Money Market Fund
(Cost $1,222,676)		1,222,676
	Face Amount[12]
ASSET-BACKED SECURITIES†† - 44.5%
Collateralized Loan Obligations - 32.8%
Golub Capital Partners CLO Ltd.
2016-33A, 3.65% due 11/21/28[2,6]	$3,500,000	3,489,741
2015-25A, 2.97% due 08/05/27[2,6]	1,500,000	1,500,228
2014-21A, 3.61% due 10/25/26[2,6]	600,000	591,938
2013-17A, 4.99% due 10/25/25[2,6]	250,000	250,515
Great Lakes CLO Ltd.
2015-1A, 3.11% due 07/15/26[2,6]	1,000,000	1,002,971
2014-1A, 3.01% due 04/15/25[2,6]	1,000,000	1,000,989
2012-1A, 5.26% due 01/15/23[2,6]	1,000,000	999,939
2012-1A, 3.91% due 01/15/23[2,6]	1,000,000	998,959
2014-1A, 4.86% due 04/15/25[2,6]	250,000	249,587
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.80% due 04/28/26[2,6]	3,500,000	3,496,230
2017-3A, 4.25% due 04/28/26[2,6]	300,000	300,164
2017-3A, 3.40% due 04/28/26[2,6]	300,000	299,607
KVK CLO Ltd.
2017-1A, 2.98% due 05/15/26[2,6]	1,600,000	1,603,239
2015-1A, 5.17% due 05/20/27[2,6]	1,250,000	1,248,430
2013-1A, 0.00% due 04/14/25[2,6,7]	1,000,000	332,254
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.30% due 12/15/28[2,6]	3,000,000	3,005,902
Catamaran CLO Ltd.
2016-1A, 3.22% due 12/20/23[2,6]	3,000,000	3,000,664
PFP Ltd.
2017-3, 2.19% due 01/14/35[2,6]	1,750,000	1,753,275
2015-2, 3.17% due 07/14/34[2,6]	1,000,000	999,531
CIFC Funding Ltd.
2015-2A, 3.12% due 12/05/24[2,6]	1,500,000	1,500,002
2015-3A, 3.26% due 10/19/27[2,6]	1,000,000	1,006,533
Shackleton CLO Ltd.
2016-7A, 3.11% due 04/15/27[2,6]	1,500,000	1,499,927
2015-8A, 4.11% due 10/20/27[2,6]	1,000,000	1,004,558
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 2.85% due 10/15/26[2,6]	1,500,000	1,501,099
2017-5A, 2.88% due 10/15/26[2,6]	1,000,000	999,060
WhiteHorse VI Ltd.
2016-1A, 3.07% due 02/03/25[2,6]	1,500,000	1,498,960
2016-1A, 3.92% due 02/03/25[2,6]	1,000,000	1,000,233
Fortress Credit BSL II Ltd.
2017-2A, 2.81% due 10/19/25[2,6]	2,300,000	2,295,203
Dryden XXVI Senior Loan Fund
2013-26A, 3.66% due 07/15/25[2,6]	2,250,000	2,249,996

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]	Value
ASSET-BACKED SECURITIES†† - 44.5% (continued)
Collateralized Loan Obligations - 32.8% (continued)
Venture XIX CLO Ltd.
2016-19A, 3.16% due 01/15/27[2,6]	$2,100,000	$2,113,177
TCP Waterman CLO LLC
2016-1A, 3.30% due 12/15/28[2,6]	1,000,000	1,009,054
2016-1A, 3.55% due 12/15/28[2,6]	1,000,000	1,005,062
Madison Park Funding XVI Ltd.
2016-16A, 3.06% due 04/20/26[2,6]	2,000,000	2,008,687
Golub Capital Partners CLO 16 Ltd.
2017-16A, due 07/25/29[2,6]	2,000,000	2,003,540
FS Senior Funding Ltd.
2015-1A, 2.96% due 04/13/25[2,6]	2,000,000	2,002,000
Northwoods Capital IX Ltd.
2012-9A, 3.41% due 01/18/24[2,6]	2,000,000	1,999,888
OZLM Funding II Ltd.
2016-2A, 3.92% due 10/30/27[2,6]	2,000,000	1,999,786
Flagship CLO VIII Ltd.
2017-8A, 2.86% due 01/16/26[2,6]	2,000,000	1,996,013
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.69% due 01/15/28[2,6]	2,000,000	1,993,735
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[2,6]	2,000,000	1,991,529
NXT Capital CLO LLC
2017-1A, 3.13% due 04/20/29[2,6]	1,800,000	1,797,100
Resource Capital Corporation Ltd.
2017-CRE5, 1.89% due 07/15/34[2,6]	1,700,000	1,702,261
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.46% due 10/20/25[2,6]	1,000,000	999,936
2013-7A, 4.61% due 10/20/25[2,6]	600,000	599,957
Venture CLO Ltd.
2013-14A, 3.95% due 08/28/25[2,6]	1,550,000	1,549,542
Oaktree EIF I Ltd.
2016-A1, 3.76% due 10/18/27[2,6]	1,500,000	1,501,666
OZLM IX Ltd.
2017-9A, 2.81% due 01/20/27[2,6]	1,400,000	1,396,521
Grayson CLO Ltd.
2006-1A, 1.58% due 11/01/21[2,6]	1,400,000	1,389,914
Telos CLO Ltd.
2013-3A, 4.16% due 01/17/24[2,6]	1,250,000	1,250,464
WhiteHorse VIII Ltd.
2014-1A, 3.22% due 05/01/26[2,6]	1,100,000	1,103,397
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.88% due 11/15/25[2,6]	1,100,000	1,102,043
Steele Creek CLO Ltd.
2017-1A, 3.02% due 08/21/26[2,6]	1,100,000	1,099,952
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[2,6]	1,089,257	1,085,992
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	1,000,000	1,017,098
AIMCO CLO Series
2015-AA, 3.46% due 01/15/28[2,6]	1,000,000	1,007,273
Recette CLO LLC
2015-1A, 3.96% due 10/20/27[2,6]	1,000,000	1,005,453
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.81% due 07/16/26[2,6]	1,000,000	1,004,938
AMMC CLO XI Ltd.
2016-11A, 4.02% due 10/30/23[2,6]	1,000,000	1,004,821
AMMC CLO XV Ltd.
2016-15A, 3.12% due 12/09/26[2,6]	1,000,000	1,003,982
Cerberus Loan Funding XVI, LP
2016-2A, 3.51% due 11/17/27[2,6]	1,000,000	1,003,253
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[2,6]	1,000,000	1,002,049
Northwoods Capital XIV Ltd.
2017-14A, 2.88% due 11/12/25[2,6]	1,000,000	1,001,205
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[2,6]	1,000,000	1,001,043
Mountain Hawk I CLO Ltd.
2013-1A, 3.34% due 01/20/24[2,6]	1,000,000	1,000,024
Vibrant CLO Ltd.
2015-1A, 3.26% due 07/17/24[2,6]	1,000,000	1,000,012

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]	Value
ASSET-BACKED SECURITIES†† - 44.5% (continued)
Collateralized Loan Obligations - 32.8% (continued)
Marathon CLO IV Ltd.
2012-4A, 4.17% due 05/20/23[2,6]	$1,000,000	$1,000,007
Eaton Vance CLO Ltd.
2017-1A, 2.76% due 07/15/26[2,6]	1,000,000	999,953
OCP CLO Ltd.
2016-11A, 3.57% due 04/26/28[2,6]	1,000,000	999,937
Figueroa CLO Ltd.
2013-1A, 3.92% due 03/21/24[2,6]	1,000,000	999,882
Shackleton 2014-V CLO Ltd.
2017-5A, 2.82% due 05/07/26[2,6]	1,000,000	999,571
Betony CLO Ltd.
2016-1A, 3.11% due 04/15/27[2,6]	1,000,000	998,900
KKR CLO Ltd.
2015-12, 3.46% due 07/15/27[2,6]	1,000,000	998,828
Garrison Funding Ltd.
2016-2A, 4.32% due 09/29/27[2,6]	1,000,000	997,369
Venture XII CLO Ltd.
2017-12A, 2.83% due 02/28/26[2,6]	1,000,000	997,357
Vibrant CLO III Ltd.
2016-3A, 3.21% due 04/20/26[2,6]	1,000,000	996,425
Black Diamond CLO Ltd.
2013-1A, 4.42% due 02/01/23[2,6]	950,000	950,234
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27[6,7]	1,000,000	941,919
COA Summit CLO Limited
2014-1A, 3.96% due 04/20/23[2,6]	800,000	799,926
Newstar Trust
2012-2A, 4.41% due 01/20/23[2,6]	750,000	752,784
Babson CLO Ltd.
2014-IA, 0.00% due 07/20/25[2,6,7]	650,000	360,125
2012-2A, 0.00% due 05/15/23[2,6,7]	1,000,000	331,314
Cerberus Onshore II CLO LLC
2014-1A, 3.86% due 10/15/23[2,6]	500,000	500,255
2014-1A, 3.86% due 10/15/23[2,6]	112,170	112,161
KKR CLO Trust
2012-1A, 4.55% due 12/15/24[2,6]	500,000	500,234
ACIS CLO Ltd.
2013-1A, 4.11% due 04/18/24[2,6]	500,000	500,111
Cent CLO
2014-16A, 3.42% due 08/01/24[2,6]	500,000	500,038
Eastland CLO Ltd.
2007-1A, 1.57% due 05/01/22[2,6]	450,000	447,498
Treman Park CLO Ltd.
2015-1A, 0.00% due 04/20/27[6,7]	500,000	439,211
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.77% due 12/20/24[2,6]	350,000	349,974
DIVCORE CLO Ltd.
2013-1A, 5.06% due 11/15/32[2,6]	300,000	299,769
TICC CLO LLC
2012-1A, 5.94% due 08/25/23[2,6]	250,000	250,105
Gallatin CLO VII Ltd.
2014-1A, 4.06% due 07/15/23[2,6]	250,000	249,450
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.46% due 07/25/25[2,6]	250,000	247,653
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[2,4,7]	700,000	98,810
Keuka Park CLO Ltd.
2013-1A, 0.00% due 10/21/24[2,6,7]	245,739	53,964
Total Collateralized Loan Obligations		108,105,865
Transport-Aircraft - 5.0%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	2,272,319	2,274,945
2016-1A, 4.88% due 03/17/36[6]	1,312,500	1,325,625
2014-1, 5.13% due 12/15/29[2]	1,075,360	1,079,393
2014-1, 7.38% due 12/15/29[2]	537,680	539,697
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6]	1,899,163	1,889,668
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[6]	1,235,534	1,252,447

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]	Value
ASSET-BACKED SECURITIES†† - 44.5% (continued)
Transport-Aircraft - 5.0% (continued)
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[6]	$903,660	$925,552
2013-1, 6.35% due 10/15/38[6]	180,732	185,145
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	1,075,580	1,087,138
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	1,000,000	1,001,554
ECAF I Ltd.
2015-1A, 4.95% due 07/15/40[6]	965,201	953,142
Rise Ltd.
2014-1A, 4.75% due 02/12/39	873,747	878,116
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	833,333	825,000
Raspro Trust
2005-1A, 1.78% due 03/23/24[2,6]	797,439	755,574
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[6]	635,915	636,225
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	644,756	629,850
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	257,577	257,705
Total Transport-Aircraft		16,496,776
Collateralized Debt Obligations - 2.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	3,750,000	3,752,589
2016-3A, 3.85% due 10/28/33[6]	1,000,000	1,025,806
Putnam Structured Product Funding Ltd.
2003-1A, 2.16% due 10/15/38[2,6]	776,760	729,373
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[2,6]	583,347	570,358
Highland Park CDO I Ltd.
2006-1A, 1.59% due 11/25/51[2,6]	534,213	504,498
SRERS Funding Ltd.
2011-RS, 1.34% due 05/09/46[2,6]	500,000	315,220
2011-RS, 1.35% due 05/09/46[2,6]	85,285	84,456
N-Star REL CDO VIII Ltd.
2006-8A, 1.41% due 02/01/41[2,6]	266,272	264,105
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.54% due 11/20/46	96,451	95,508
Total Collateralized Debt Obligations		7,341,913
Net Lease - 1.8%
Capital Automotive REIT
2017-1A, 3.87% due 04/15/47[6]	2,995,000	3,030,747
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	2,866,180	2,864,349
Total Net Lease		5,895,096
Whole Business - 1.7%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	1,935,375	2,038,686
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[6]	1,473,750	1,513,143
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[6]	1,100,000	1,098,372
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[6]	800,067	802,702
Total Whole Business		5,452,903
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	2,800,000	2,799,502
Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	587,250	588,800
Diversified Payment Rights - 0.0%
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.35% due 07/09/17[2]	104,000	103,977
Total Asset-Backed Securities
(Cost $147,922,964)		146,784,832

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4%
Residential Mortgage Backed Securities - 10.1%
LSTAR Securities Investment Ltd.
2016-4, 3.05% due 10/01/21[2,6]	2,620,581	2,610,650

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Residential Mortgage Backed Securities - 10.1% (continued)
2016-3, 3.05% due 09/01/21[2,6]	$1,088,564	$1,079,999
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	11,157,089	2,097,619
2006-1, 1.62% due 03/25/46[2]	1,145,284	991,819
GSAA Trust
2005-6, 1.65% due 06/25/35[2]	3,150,000	2,860,589
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[2,6]	2,540,613	2,530,293
Countrywide Asset-Backed Certificates
2006-6, 1.39% due 09/25/36[2]	2,352,426	2,205,061
GCAT
2017-1, 3.38% due 03/25/47[6]	1,816,263	1,812,353
Banc of America Funding Trust
2015-R4, 1.39% due 01/27/35[2,6]	827,223	781,203
2014-R7, 1.36% due 09/26/36[2,6]	714,024	687,678
Structured Asset Investment Loan Trust
2005-11, 1.94% due 01/25/36[2]	1,546,541	1,407,306
CSMC Series
2015-12R, 1.52% due 11/30/37[2,6]	1,213,930	1,195,655
NRPL Trust
2014-2A, 3.75% due 10/25/57[2,6]	721,857	728,428
2015-1A, 3.88% due 11/01/54[6]	459,101	457,302
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[6]	1,145,354	1,145,354
VOLT LIII LLC
2016-NP13, 3.88% due 12/25/46[6]	1,130,470	1,137,533
RALI Series Trust
2006-QO2, 1.44% due 02/25/46[2]	2,121,417	970,621
CIM Trust
2017-2, 3.05% due 12/25/57[2,6]	955,838	955,328
Luminent Mortgage Trust
2006-2, 1.42% due 02/25/46[2]	1,221,531	939,591
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[6]	936,517	937,132
CIT Mortgage Loan Trust
2007-1, 2.67% due 10/25/37[2,6]	861,567	872,300
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.50% due 04/25/47[2]	830,067	768,630
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[2,6]	767,069	766,734
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% due 02/28/32[2,6]	688,885	688,111
American Home Mortgage Assets Trust
2007-1, 1.43% due 02/25/47[2]	985,638	639,959
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.88% due 11/25/33[2]	704,757	637,369
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.57% due 11/25/46[2]	576,790	472,993
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[2,6]	373,374	373,493
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	190,388	195,857
Nomura Resecuritization Trust
2012-1R, 1.48% due 08/27/47[2,6]	59,335	59,097
Total Residential Mortgage Backed Securities		33,006,057
Commercial Mortgage Backed Securities - 7.1%
Cold Storage Trust
2017-ICE3, 2.41% due 04/15/24[2,6]	3,100,000	3,104,791
Cosmopolitan Hotel Trust
2016-CSMO, 3.26% due 11/15/33[2,6]	1,500,000	1,511,270
2016-CSMO, 3.81% due 11/15/33[2,6]	1,000,000	1,009,079
COMM Mortgage Trust
2015-CR26, 4.64% due 10/10/48[2]	1,217,000	1,179,479

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Commercial Mortgage Backed Securities - 7.1% (continued)
2015-CR26, 1.20% due 10/10/48[2]	$10,091,277	$627,505
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[6]	1,250,000	1,402,936
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[2,6]	1,400,000	1,401,653
GS Mortgage Securities Trust
2014-GSFL, 2.91% due 07/15/31[2,6]	1,400,000	1,387,646
Morgan Stanley Capital I Trust
2016-UB11, 1.81% due 08/15/49[2]	7,697,989	796,797
2017-H1, 1.46% due 06/15/50[2]	5,000,000	504,291
SG Commercial Mortgage Securities Trust
2016-C5, 2.19% due 10/10/48[2]	9,918,687	1,235,007
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.51% due 01/15/59[2]	6,381,205	531,027
2016-NXS5, 1.72% due 01/15/59[2]	4,943,874	437,013
2016-C37, 1.19% due 12/15/49[2]	3,878,970	231,624
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[6]	1,150,000	1,149,938
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19, 4.75% due 12/15/46†††,6	997,615	1,014,126
IMT Trust
2017-APTS, 3.61% due 06/15/34[2,6]	1,000,000	1,011,351
JP Morgan Chase Commercial Mortgage Securities Trust
2014-CBM, 3.11% due 10/15/29[2,6]	1,000,000	1,001,868
Citigroup Commercial Mortgage Trust
2016-GC37, 1.97% due 04/10/49[2]	3,823,752	454,630
2016-C2, 1.94% due 09/10/49[2]	2,487,680	308,068
2016-P5, 1.70% due 10/10/49[2]	1,989,260	195,612
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.86% due 06/15/49[2]	8,901,462	869,794
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.27% due 03/15/50[2]	6,987,148	517,405
BANK
2017-BNK4, 1.62% due 05/15/50[2]	4,993,665	511,796
LSTAR Commercial Mortgage Trust
2014-2, 5.02% due 01/20/41[2,6]	500,000	503,898
CFCRE Commercial Mortgage Trust
2016-C3, 1.24% due 01/10/48[2]	5,931,581	429,750
CD Mortgage Trust
2016-CD1, 1.58% due 08/10/49[2]	2,584,939	246,877
Total Commercial Mortgage Backed Securities		23,575,231
Military Housing - 1.2%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	1,509,433	1,581,221
2003-PRES, 6.24% due 10/10/41[6]	1,393,205	1,560,684
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[4]	479,675	495,408
2007-AETC, 5.75% due 02/10/52[4]	334,474	335,130
Total Military Housing		3,972,443
Total Collateralized Mortgage Obligations
(Cost $60,070,579)		60,553,731

CORPORATE BONDS†† - 9.7%
Financial - 6.1%
Bank of America Corp.
6.30% [2,3]	1,896,000	2,125,890
6.50% [2,3]	854,000	949,588
6.10% [2,3]	250,000	271,588
Citigroup, Inc.
5.95% [2,3]	2,400,000	2,571,672
5.90% [2,3]	500,000	535,125
6.25% [2,3]	100,000	110,938
American Equity Investment Life Holding Co.
6.63% due 07/15/21	1,458,000	1,508,192
5.00% due 06/15/27	1,030,000	1,060,256
Hospitality Properties Trust
5.25% due 02/15/26	1,100,000	1,168,314
4.95% due 02/15/27	400,000	417,696
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[6]	1,274,320	1,267,796

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]	Value
CORPORATE BONDS†† - 9.7% (continued)
Financial - 6.1% (continued)
KeyCorp
5.00% [2,3]	$1,150,000	$1,171,563
Aurora Military Housing LLC
6.89% due 01/15/47†††,6	750,000	878,377
JPMorgan Chase & Co.
6.00% [2,3]	800,000	861,496
MetLife, Inc.
10.75% due 08/01/39	500,000	832,500
Voya Financial, Inc.
5.65% due 05/15/53[2]	700,000	743,750
Infinity Property & Casualty Corp.
5.00% due 09/19/22	572,000	608,948
Wilton Re Finance LLC
5.88% due 03/30/33[2,6]	475,000	484,500
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000	442,948
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	415,000	431,131
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	378,571	378,674
ACC Group Housing LLC
6.35% due 07/15/54[4]	300,000	353,500
Station Place Securitization Trust
2.34% due 02/25/49[2,6]	333,333	333,415
CIC Receivables Master Trust
4.89% due 10/07/21†††	251,245	258,682
Wells Fargo & Co.
5.88% [2,3]	200,000	220,394
Cadence Bank North America
6.25% due 06/28/29[1,2]	120,000	123,750
TIG Holdings, Inc.
8.60% due 01/15/27[4]	34,000	34,069
Total Financial		20,144,752
Basic Materials - 1.1%
Yamana Gold, Inc.
4.95% due 07/15/24	1,485,000	1,500,379
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[6]	1,390,000	1,436,434
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,6]	750,000	856,943
Total Basic Materials		3,793,756
Consumer, Non-cyclical - 1.0%
Offutt AFB America First Community LLC
5.46% due 09/01/50[6]	1,920,300	1,874,577
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	1,100,000	1,102,750
Tenet Healthcare Corp.
4.75% due 06/15/20[2]	300,000	303,000
Total Consumer, Non-cyclical		3,280,327
Energy - 0.9%
Buckeye Partners, LP
3.95% due 12/01/26	773,000	765,135
4.35% due 10/15/24	339,000	349,171
ConocoPhillips
6.50% due 02/01/39	700,000	919,106
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	665,000	652,493
Hess Corp.
4.30% due 04/01/27	350,000	341,874
Total Energy		3,027,779
Consumer, Cyclical - 0.4%
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	740,706
HP Communities LLC
5.78% due 03/15/46[4]	500,000	547,975
Total Consumer, Cyclical		1,288,681
Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23	510,000	570,180
Industrial - 0.0%
Constar International, Inc
11.00% due 12/31/17†††,1	4,091	–
Total Corporate Bonds
(Cost $31,071,393)		32,105,475

U.S. GOVERNMENT SECURITIES†† - 9.0%
U.S. Treasury Bonds
0.00% due 11/15/44[9]	62,477,000	28,199,681
2.88% due 11/15/46	1,574,000	1,582,670
Total U.S. Treasury Bonds		29,782,351
Total U.S. Government Securities
(Cost $29,275,705)		29,782,351

FEDERAL AGENCY BONDS†† - 4.4%
Fannie Mae Principal Strips[10]
0.00% due 05/15/30[9]	3,150,000	2,105,621
0.00% due 05/15/29[9]	1,750,000	1,216,759
0.00% due 01/15/30[9]	1,000,000	677,328
Total Fannie Mae Principal Strips		3,999,708
Freddie Mac Principal Strips[10]
0.00% due 03/15/31[9]	2,950,000	1,908,848
0.00% due 07/15/32[9]	2,700,000	1,647,583
Total Freddie Mac Principal Strips		3,556,431
Freddie Mac[10]
0.00% due 12/14/29[9]	2,900,000	1,974,810
0.00% due 01/02/34[9]	850,000	486,945
6.75% due 03/15/31	287,000	415,234
Total Freddie Mac		2,876,989
Freddie Mac Strips[10]
0.00% due 09/15/29[9]	2,600,000	1,781,536

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[12]		Value
FEDERAL AGENCY BONDS†† - 4.4% (continued)
Tennessee Valley Authority
5.38% due 04/01/56		$600,000	$814,907
4.25% due 09/15/65		700,000	787,483
Total Tennessee Valley Authority			1,602,390
Federal Home Loan Bank[11]
5.50% due 07/15/36		500,000	676,750
Total Federal Agency Bonds
(Cost $14,812,007)			14,493,804

SENIOR FLOATING RATE INTERESTS††,[2] - 3.4%
Technology - 1.0%
Epicor Software
4.98% due 06/01/22		1,572,084	1,571,108
Equinix, Inc.
3.25% due 01/05/24	EUR	997,500	1,149,501
Compucom Systems, Inc.
4.48% due 05/11/20		702,678	551,019
EIG Investors Corp.
5.14% due 02/09/23		264,811	265,970
Total Technology			3,537,598
Communications - 1.0%
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23		1,563,830	1,474,083
Internet Brands
4.98% due 07/08/21		617,212	620,916
MergerMarket Ltd.
4.73% due 02/04/21		567,564	566,854
Proquest LLC
5.48% due 10/24/21		491,125	492,663
Total Communications			3,154,516
Consumer, Non-cyclical - 0.6%
Packaging Coordinators Midco, Inc.
5.15% due 06/30/23		693,000	691,267
American Tire Distributors, Inc.
5.48% due 09/01/21		519,684	522,121
DJO Finance LLC
4.39% due 06/08/20		494,962	489,290
CareCore National LLC
5.23% due 03/05/21		120,897	122,106
NES Global Talent
6.67% due 10/03/19[1]		117,293	105,564
Total Consumer, Non-cyclical			1,930,348
Consumer, Cyclical - 0.3%
Petco Animal Supplies, Inc.
4.17% due 01/26/23		1,187,970	1,069,767
Financial - 0.3%
Misys Ltd.
4.74% due 06/13/24		800,000	799,704
American Stock Transfer & Trust
5.80% due 06/26/20		93,915	94,032
Total Financial			893,736
Utilities - 0.2%
The Dayton Power and Light Co.
4.48% due 08/24/22		696,500	706,077
Total Senior Floating Rate Interests
(Cost $11,463,469)			11,292,042

MUNICIPAL BONDS†† - 1.2%
Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50		1,030,000	1,662,131
Michigan - 0.3%
Detroit City School District General Obligation Unlimited, Build America Bonds
7.75% due 05/01/39		850,000	1,128,282
California - 0.2%
Beverly Hills Unified School District California General Obligation Unlimited
0.00% due 08/01/39[9]		1,410,000	578,128
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		500,000	542,420
Total Municipal Bonds
(Cost $3,700,318)			3,910,961

FEDERAL AGENCY DISCOUNT NOTES†† - 0.3%
Fannie Mae[10]
0.96% due 07/19/17		1,000,000	999,520
Total Federal Agency Discount Notes
(Cost $999,520)			999,520

FOREIGN GOVERNMENT BONDS†† - 0.3%
Dominican Republic International Bond
6.85% due 01/27/45[6]		450,000	479,250
Kenya Government International Bond
6.88% due 06/24/24[6]		460,000	470,350
Total Foreign Government Bonds
(Cost $908,184)			949,600

COMMERCIAL PAPER†† - 8.6%
CVS/Caremark Corp.
1.32% due 07/05/17		5,000,000	4,999,267
Mondelez International, Inc.
1.36% due 07/13/17		5,000,000	4,997,733
Anthem, Inc.
1.34% due 07/17/17		5,000,000	4,997,022
Ryder System, Inc.
1.37% due 07/24/17		5,000,000	4,995,624
Whirlpool Corp.
1.35% due 07/07/17		3,500,000	3,499,213
Unitedhealth Group, Inc.
1.29% due 07/19/17		3,000,000	2,998,065

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
COMMERCIAL PAPER††8.6% (continued)
American Water Capital Corp.
1.28% due 07/17/17	$2,000,000	$1,998,862
Total Commercial Paper
(Cost $28,485,786)		28,485,786
	Contracts
OPTIONS PURCHASED† - 0.2%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2017 with strike price of $127.00	3,279	459,060
Total Call options		459,060
Put options on:
iShares iBoxx USD High Yield Corporate Bond ETF Expiring September 2017 with strike price of $84.00	2,982	122,262
Total Put options		122,262
Total Options Purchased
(Cost $857,376)		$581,322
Total Investments - 101.3%
(Cost $335,193,832)		$334,028,974

OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2017 with strike price of $130.00	3,279	(222,972)
Total Options Written
(Premiums received $350,853)		(222,972)
Other Assets & Liabilities, net - (1.2)%		(3,875,890)
Total Net Assets - 100.0%		$329,930,112

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/(Depreciation)
Bank of America Merrill Lynch	CME	Receive	3 Month USD-LIBOR	2.07%	05/26/24	$(4,590,000)	$13,403	$13,403
Bank of America Merrill Lynch	CME	Receive	3 Month USD-LIBOR	2.16%	02/13/24	(6,200,000)	(23,064)	$(23,064)
								$(9,661)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Depreciation
Bank of America	(1,018,000)	EUR	07/12/17	$1,143,601	$1,163,286	$(19,685)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,130,217 (cost $10,105,465), or 2.5% of total net assets — See Note 7.

[5]	Rate indicated is the 7 day yield as of June 30, 2017.
[6]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $184,889,105 (cost $184,685,465), or 56.0% of total net assets.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2017.
[9]	Zero coupon rate security.
[10]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[11]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[12]	The face amount is denominated in U.S. dollars, unless otherwise noted.

REIT — Real Estate Investment Trust
CME — Chicago Mercantile Exchange
EUR — Euro

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*		Level 3		Total
Asset-Backed Securities	$—	$146,784,832	$—		$—		$146,784,832
Collateralized Mortgage Obligations	—	57,958,384	—		2,595,347		60,553,731
Commercial Paper	—	28,485,786	—		—		28,485,786
Common Stocks	44,971	—	—		—	**	44,971
Corporate Bonds	—	30,537,285	—		1,568,190		32,105,475
Federal Agency Bonds	—	14,493,804	—		—		14,493,804
Federal Agency Discount Notes	—	999,520	—		—		999,520
Foreign Government Bonds	—	949,600	—		—		949,600
Interest Rate Swap Agreements	—	—	13,403		—		13,403
Municipal Bonds	—	3,910,961	—		—		3,910,961
Options Purchased	581,322	—	—		—		581,322
Preferred Stocks	—	329,977	—		2,491,926		2,821,903
Senior Floating Rate Interests	—	11,292,042	—		—		11,292,042
Money Market Fund	1,222,676	—	—		—		1,222,676
U.S. Government Securities	—	29,782,351	—		—		29,782,351
Total Assets	$1,848,969	$325,524,542	$13,403		$6,655,463		$334,042,377

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*		Level 3		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$19,685		$—		$19,685
Interest Rate Swap Agreements	—	—	23,064		—		23,064
Options Written	222,972	—	—		—		222,972
Unfunded Loan Commitments	—	—	—	**	—		—
Total Liabilities	$222,972	$—	$42,749		$—		$265,721

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Other financial instruments include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, Investment Grade Bond Fund had securities with a total value of $1,014,089 transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Collateralized Mortgage Obligations	$2,595,347	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	1,568,190	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	2,491,926	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$6,655,463

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Asset-Backed Securities	Corporate Bonds	Common Stocks	Preferred Stocks	Collateralized Mortgage Obligations	Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$1,014,089	$1,675,204	$-	$2,282,127	$-	$4,971,420
Purchases	-	-	-	-	2,751,145	2,751,145
Sales, maturities and paydowns	-	(36,788)	-	-	(10,151)	(46,939)
Total change in unrealized gains or losses included in earnings	-	(70,226)	-	209,799	(145,647)	(6,074)
Transfers out of Level 3	(1,014,089)	-	-	-	-	(1,014,089)
Ending Balance	$-	$1,568,190	$-	$2,491,926	$2,595,347	$6,655,463
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$-	$(69,161)	$-	$209,799	$(142,783)	$(2,145)

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 28.5%
JPMorgan Chase & Co.	27,199	$2,485,989
Berkshire Hathaway, Inc. — Class B*	11,038	1,869,506
Citigroup, Inc.	25,977	1,737,342
Bank of America Corp.	67,490	1,637,307
Wells Fargo & Co.	23,115	1,280,802
Unum Group	15,767	735,215
BB&T Corp.	16,038	728,286
Assured Guaranty Ltd.	16,397	684,411
Charles Schwab Corp.	15,623	671,165
Zions Bancorporation	15,175	666,334
SunTrust Banks, Inc.	11,705	663,908
T. Rowe Price Group, Inc.	7,844	582,103
Piedmont Office Realty Trust, Inc. — Class A	26,043	548,986
Equity Residential	7,579	498,926
E*TRADE Financial Corp.*	13,072	497,128
Host Hotels & Resorts, Inc.	21,622	395,034
Allstate Corp.	4,396	388,782
Morgan Stanley	8,519	379,607
American International Group, Inc.	5,449	340,671
Omega Healthcare Investors, Inc.	9,731	321,318
KeyCorp	17,002	318,617
Regions Financial Corp.	19,250	281,820
Prudential Financial, Inc.	2,583	279,326
Ally Financial, Inc.	12,556	262,420
Federated Investors, Inc. — Class B	7,699	217,497
Equity Commonwealth*	6,130	193,708
Hartford Financial Services Group, Inc.	1,938	101,881
Total Financial		18,768,089
Consumer, Non-cyclical - 19.8%
Johnson & Johnson	14,664	1,939,900
Pfizer, Inc.	33,904	1,138,835
Merck & Co., Inc.	15,708	1,006,726
Procter & Gamble Co.	9,976	869,408
Bunge Ltd.	8,567	639,098
HCA Healthcare, Inc.*	6,588	574,474
Quest Diagnostics, Inc.	4,537	504,333
Tyson Foods, Inc. — Class A	7,904	495,029
Zimmer Biomet Holdings, Inc.	3,805	488,562
United Therapeutics Corp.*	3,707	480,909
United Rentals, Inc.*	4,034	454,672
Hormel Foods Corp.	13,071	445,852
Mondelez International, Inc. — Class A	9,916	428,272
Philip Morris International, Inc.	3,338	392,048
Express Scripts Holding Co.*	5,982	381,891
UnitedHealth Group, Inc.	2,051	380,296
AmerisourceBergen Corp. — Class A	3,822	361,294
Hershey Co.	3,131	336,175
Medtronic plc	3,728	330,860
DaVita, Inc.*	5,093	329,823
Dr Pepper Snapple Group, Inc.	2,983	271,781
Akorn, Inc.*	7,313	245,278
JM Smucker Co.	1,604	189,801
Ingredion, Inc.	1,421	169,397
Post Holdings, Inc.*	2,000	155,300
Total Consumer, Non-cyclical		13,010,014
Industrial - 11.7%
Orbital ATK, Inc.	7,812	768,388
Republic Services, Inc. — Class A	11,626	740,925
General Electric Co.	26,811	724,165
WestRock Co.	12,721	720,772
Owens Corning	9,943	665,386
Corning, Inc.	20,220	607,611
Crown Holdings, Inc.*	9,105	543,204
United Technologies Corp.	4,360	532,400
Jabil, Inc.	15,586	454,955
Carlisle Companies, Inc.	4,273	407,644
Eaton Corp. plc	4,622	359,730
Honeywell International, Inc.	2,534	337,757
Snap-on, Inc.	1,873	295,934
CH Robinson Worldwide, Inc.	4,261	292,645
Timken Co.	5,146	238,003
Total Industrial		7,689,519
Energy - 9.7%
Chevron Corp.	14,694	1,533,024
Exxon Mobil Corp.	18,875	1,523,779
Kinder Morgan, Inc.	36,145	692,538
Marathon Oil Corp.	39,981	473,775
Hess Corp.	10,503	460,767
Valero Energy Corp.	6,256	422,030
Rowan Companies plc — Class A*	32,342	331,182
Whiting Petroleum Corp.*	51,184	282,024
Apache Corp.	5,271	252,639
Schlumberger Ltd.	1,770	116,537
Laredo Petroleum, Inc.*	11,069	116,446
Chesapeake Energy Corp.*	22,394	111,298
QEP Resources, Inc.*	8,380	84,638
Total Energy		6,400,677
Consumer, Cyclical - 9.6%
Wal-Mart Stores, Inc.	13,463	1,018,880
Southwest Airlines Co.	11,939	741,890
Goodyear Tire & Rubber Co.	16,221	567,086
CVS Health Corp.	6,851	551,231
DR Horton, Inc.	15,314	529,405
Lear Corp.	3,679	522,712
JetBlue Airways Corp.*	21,229	484,658
Carnival Corp.	6,345	416,042
Target Corp.	7,523	393,378
PVH Corp.	3,280	375,560
PACCAR, Inc.	5,153	340,304
MGM Resorts International	10,869	340,091
Total Consumer, Cyclical		6,281,237
Utilities - 6.7%
Ameren Corp.	12,863	703,219
Exelon Corp.	18,280	659,360
FirstEnergy Corp.	21,412	624,374
Public Service Enterprise Group, Inc.	14,367	617,925
Edison International	6,979	545,688

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Utilities - 6.7% (continued)
UGI Corp.	11,068	$535,802
OGE Energy Corp.	15,287	531,835
Duke Energy Corp.	2,116	176,876
Total Utilities		4,395,079
Technology - 6.6%
Intel Corp.	30,932	1,043,645
Xerox Corp.	19,021	546,473
Teradata Corp.*	17,402	513,185
VMware, Inc. — Class A*	5,764	503,947
Apple, Inc.	2,826	407,001
Oracle Corp.	7,552	378,657
Micron Technology, Inc.*	10,631	317,442
Qorvo, Inc.*	4,000	253,280
QUALCOMM, Inc.	3,159	174,440
NCR Corp.*	4,081	166,668
Total Technology		4,304,738
Communications - 4.4%
Cisco Systems, Inc.	30,723	961,630
AT&T, Inc.	17,095	644,994
EchoStar Corp. — Class A*	6,441	390,969
Time Warner, Inc.	3,495	350,933
Scripps Networks Interactive, Inc. — Class A	4,338	296,329
Verizon Communications, Inc.	5,184	231,517
Total Communications		2,876,372
Basic Materials - 2.0%
Dow Chemical Co.	7,680	484,378
Reliance Steel & Aluminum Co.	6,421	467,513
Nucor Corp.	3,081	178,297
Freeport-McMoRan, Inc.*	13,123	157,607
Total Basic Materials		1,287,795
Total Common Stocks
(Cost $56,132,186)		65,013,520

Money Market Fund† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.75%[1]	592,893	592,893
Total Money Market Fund
(Cost $592,893)		592,893
Total Investments - 99.9%
(Cost $56,725,079)		$65,606,413
Other Assets & Liabilities, net - 0.1%		91,173
Total Net Assets - 100.0%		$65,697,586
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$65,013,520	$—	$—	$65,013,520
Money Market Fund	592,893	—	—	592,893
Total Assets	$65,606,413	$—	$—	$65,606,413

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 2.5%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	635,706	$16,541,066
Guggenheim Strategy Fund I1	499,514	12,522,820
Guggenheim Strategy Fund II1	490,007	12,255,088
Guggenheim Strategy Fund III[1]	282,698	7,070,285
Total Mutual Funds
(Cost $48,262,335)		48,389,259

Money Market Fund† - 1.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	30,193,948	30,193,948
Total Money Market Fund
(Cost $30,193,948)		30,193,948
	Face Amount[11]
ASSET-BACKED SECURITIES†† - 39.8%
Collateralized Loan Obligations - 32.2%
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[3,4]	$20,000,000	19,999,091
Telos CLO 2014-6 Ltd.
2017-6A, 2.43% due 01/17/27[3,4]	19,900,000	19,884,908
Great Lakes CLO Ltd.
2014-1A, 3.01% due 04/15/25[3,4]	10,000,000	10,009,886
2015-1A, 3.11% due 07/15/26[3,4]	5,000,000	5,014,854
2012-1A, 2.99% due 01/15/23[3,4]	3,789,964	3,792,362
2014-1A, 4.86% due 04/15/25[3,4]	250,000	249,587
Fortress Credit BSL II Ltd.
2017-2A, 2.31% due 10/19/25[3,4]	19,000,000	19,011,646
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.80% due 04/28/26[3,4]	15,000,000	14,983,837
2017-3A, 4.00% due 04/28/26[4]	1,800,000	1,801,260
2017-3A, 3.40% due 04/28/26[3,4]	1,000,000	998,691
CIFC Funding Ltd.
2016-1A, 3.10% due 01/22/27[3,4]	8,500,000	8,499,312
2014-4A, 2.54% due 10/17/26[3,4]	5,000,000	5,008,047
2015-2A, 3.12% due 12/05/24[3,4]	2,000,000	2,000,003
2015-2A, 3.92% due 12/05/24[3,4]	1,990,000	1,993,243
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.30% due 12/15/28[3,4]	17,000,000	17,033,443
Golub Capital Partners CLO Ltd.
2016-33A, 3.65% due 11/21/28[3,4]	9,000,000	8,973,619
2015-25A, 2.97% due 08/05/27[3,4]	5,000,000	5,000,764
2015-23A, 3.32% due 05/05/27[3,4]	1,000,000	1,004,015
2015-24A, 4.92% due 02/05/27[3,4]	1,000,000	998,783
2014-21A, 3.61% due 10/25/26[3,4]	500,000	493,282
2014-18A, 4.66% due 04/25/26[3,4]	250,000	249,576
2014-18A, 5.16% due 04/25/26[3,4]	250,000	245,301
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.33% due 11/15/25[3,4]	14,600,000	14,580,589
Palmer Square CLO 2013-1 Ltd.
2017-1A, 2.15% due 05/15/25[3,4]	14,000,000	14,016,823
TICP CLO Ltd.
2014-3A, 2.34% due 01/20/27[3,4]	13,350,000	13,342,856
Steele Creek CLO Ltd.
2014-1A, 2.50% due 08/21/26[3,4]	11,300,000	11,301,085
2017-1A, 3.02% due 08/21/26[3,4]	2,000,000	1,999,912
Vibrant CLO III Ltd.
2016-3A, 2.64% due 04/20/26[3,4]	8,800,000	8,826,400
2016-3A, 3.21% due 04/20/26[3,4]	4,000,000	3,985,699
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 2.85% due 10/15/26[3,4]	5,200,000	5,203,811
2017-5A, 3.40% due 10/15/26[4]	4,000,000	4,003,029
2017-5A, 4.30% due 10/15/26[3,4]	1,000,000	1,001,702
2017-5A, 2.88% due 10/15/26[3,4]	1,000,000	999,060
Carlyle Global Market Strategies CLO Ltd.
2013-2A, 2.31% due 04/18/25[3,4]	9,130,000	9,132,194
2013-4A, 2.63% due 10/15/25[3,4]	2,000,000	2,000,081
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.52% due 06/20/27[3,4]	10,000,000	10,004,002

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
ASSET-BACKED SECURITIES†† - 39.8% (continued)
Collateralized Loan Obligations - 32.2% (continued)
PFP Ltd.
2017-3, 2.19% due 01/14/35[3,4]	$6,750,000	$6,762,633
2015-2, 3.17% due 07/14/34[3,4]	3,000,000	2,998,592
Resource Capital Corporation Ltd.
2017-CRE5, 1.89% due 07/15/34[3,4]	9,500,000	9,512,636
ACIS CLO Ltd.
2013-1A, 2.03% due 04/18/24[3,4]	5,500,000	5,468,178
2014-4A, 2.59% due 05/01/26[3,4]	4,000,000	4,007,713
Jamestown CLO III Ltd.
2017-3A, 2.30% due 01/15/26[3,4]	9,400,000	9,387,680
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[3,4]	8,000,000	7,966,117
NXT Capital CLO LLC
2017-1A, 3.13% due 04/20/29[3,4]	7,700,000	7,687,595
ABPCI Direct Lending Fund CLO II LLC
2017-1A, due 07/20/29[3,4]	7,500,000	7,524,450
Seneca Park CLO Limited
2017-1A, 2.66% due 07/17/26[3,4]	4,000,000	3,999,813
2017-1A, 2.28% due 07/17/26[3,4]	3,500,000	3,504,399
Northwoods Capital X Ltd.
2017-10A, 2.72% due 11/04/25[3,4]	4,000,000	4,001,042
2017-10A, 2.25% due 11/04/25[3,4]	3,500,000	3,502,293
TICP CLO II Ltd.
2017-2A, 2.71% due 07/20/26[3,4]	4,000,000	3,992,850
2017-2A, 2.32% due 07/20/26[3,4]	3,500,000	3,496,042
OCP CLO Ltd.
2016-11A, 3.57% due 04/26/28[3,4]	3,750,000	3,749,763
2016-2A, 3.17% due 11/22/25[3,4]	2,000,000	2,014,724
2016-11A, 4.62% due 04/26/28[3,4]	1,500,000	1,499,857
Garrison Funding Ltd.
2015-1A, 2.63% due 05/25/27[3,4]	3,000,000	3,003,849
2016-2A, 3.37% due 09/29/27[3,4]	2,000,000	2,012,497
2015-1A, 3.69% due 05/25/27[3,4]	2,000,000	2,000,161
Flagship CLO VIII Ltd.
2017-8A, 2.86% due 01/16/26[3,4]	6,900,000	6,886,244
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.69% due 01/15/28[3,4]	6,500,000	6,479,640
A Voce CLO Ltd.
2017-1A, 2.32% due 07/15/26[3,4]	6,400,000	6,397,996
Venture XIX CLO Ltd.
2016-19A, 3.16% due 01/15/27[3,4]	6,100,000	6,138,276
KVK CLO 2014-2 Ltd.
2017-2A, 2.34% due 07/15/26[3,4]	5,000,000	5,003,125
2017-2A, 3.71% due 07/15/26[3,4]	1,000,000	995,293
Crown Point CLO II Ltd.
2013-2A, 3.09% due 12/31/23[3,4]	6,000,000	5,996,484
Catamaran CLO Ltd.
2016-1A, 3.22% due 12/20/23[3,4]	3,250,000	3,250,720
2014-1A, 3.81% due 04/20/26[3,4]	2,750,000	2,736,296
KVK CLO Ltd.
2017-1A, 2.98% due 05/15/26[3,4]	5,600,000	5,611,337
2013-1A, 0.00% due 04/14/25[3,4,5]	750,000	249,190
Cent CDO 14 Ltd.
2007-14A, 1.86% due 04/15/21[3,4]	6,000,000	5,787,890
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.31% due 04/25/25[3,4]	5,750,000	5,755,400
Northwoods Capital Ltd.
2017-14A, 2.48% due 11/12/25[3,4]	5,700,000	5,701,079
Cent CLO LP
2014-21A, 2.38% due 07/27/26[3,4]	5,500,000	5,508,368
Cent CLO 20 Ltd.
2017-20A, 2.79% due 01/25/26[3,4]	3,250,000	3,240,235
2017-20A, 2.26% due 01/25/26[3,4]	2,100,000	2,095,222
Galaxy XVIII CLO Ltd.
2017-18A, 2.33% due 10/15/26[3,4]	5,300,000	5,299,759
OZLM IX Ltd.
2017-9A, 2.81% due 01/20/27[3,4]	5,100,000	5,087,326

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
ASSET-BACKED SECURITIES†† - 39.8% (continued)
Collateralized Loan Obligations - 32.2% (continued)
Venture XII CLO Ltd.
2017-12A, 2.83% due 02/28/26[3,4]	$5,100,000	$5,086,522
Flagship CLO
2014-8A, 2.41% due 01/16/26[3,4]	5,000,000	5,009,437
Regatta V Funding Ltd.
2017-1A, 2.32% due 10/25/26[3,4]	4,900,000	4,899,613
Symphony CLO XIV Ltd.
2017-14A, 2.87% due 07/14/26[3,4]	4,700,000	4,725,806
Golub Capital Partners CLO 16 Ltd.
2017-16A, due 07/25/29[3,4]	4,700,000	4,708,460
Sound Point CLO IV Ltd.
2017-3A, 2.26% due 01/21/26[3,4]	4,700,000	4,692,358
Oaktree EIF I Ltd.
2016-A1, 3.76% due 10/18/27[3,4]	4,500,000	4,504,999
Shackleton CLO Ltd.
2016-7A, 3.11% due 04/15/27[3,4]	4,250,000	4,249,794
TICP CLO I Ltd.
2017-1A, 2.77% due 04/26/26[3,4]	4,250,000	4,247,892
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	4,000,000	4,068,393
Cerberus Loan Funding XVI, LP
2016-2A, 3.21% due 11/15/27[3,4]	4,000,000	4,053,001
TCP Waterman CLO LLC
2016-1A, 3.30% due 12/15/28[3,4]	4,000,000	4,036,216
FS Senior Funding Ltd.
2015-1A, 3.81% due 05/28/25[3,4]	2,000,000	2,003,065
2015-1A, 2.96% due 04/13/25[3,4]	2,000,000	2,002,000
Newstar Commercial Loan Funding LLC
2017-1A, 3.65% due 03/20/27[3,4]	3,000,000	3,000,220
2016-1A, 4.94% due 02/25/28[3,4]	1,000,000	1,001,413
WhiteHorse VI Ltd.
2016-1A, 3.07% due 02/03/25[3,4]	4,000,000	3,997,227
Cent CLO Ltd.
2013-19A, 2.50% due 10/29/25[3,4]	3,850,000	3,849,642
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.13% due 10/10/26[3,4]	2,750,000	2,749,627
2015-6A, 3.93% due 10/10/26[3,4]	1,000,000	999,403
OZLM VIII Ltd.
2017-8A, 2.60% due 10/17/26[3,4]	3,750,000	3,744,100
Anchorage Capital CLO 4 Ltd.
2017-4A, 2.85% due 07/28/26[3,4]	3,500,000	3,508,946
WhiteHorse VIII Ltd.
2014-1A, 2.67% due 05/01/26[3,4]	3,450,000	3,435,895
Voya CLO Ltd.
2013-1A, 4.06% due 04/15/24[3,4]	2,300,000	2,299,995
2015-3A, 4.11% due 10/15/22[3,4]	1,000,000	999,962
Flagship VII Ltd.
2017-7A, 2.28% due 01/20/26[3,4]	3,300,000	3,297,727
Marathon CLO VII Ltd.
2017-7A, 2.82% due 10/28/25[3,4]	3,000,000	3,006,772
Northwoods Capital XIV Ltd.
2017-14A, 2.88% due 11/12/25[3,4]	3,000,000	3,003,616
Fifth Street SLF II Ltd.
2015-2A, 3.09% due 09/29/27[3,4]	3,000,000	3,002,441
Regatta IV Funding Ltd.
2014-1A, 2.32% due 07/25/26	3,000,000	3,001,980
Resource Capital Corp.
2014-CRE2, 3.67% due 04/15/32[3,4]	2,000,000	1,999,108
2015-CRE3, 4.32% due 03/15/32[3,4]	1,000,000	995,814
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	3,000,000	2,992,691
Venture XVII CLO Ltd.
2017-17A, % due 07/15/26[3,4]	2,800,000	2,804,872
Woodmont Trust
2017-2A, 3.00% due 07/18/28[3,4]	2,500,000	2,505,425
Ares XXVI CLO Ltd.
2013-1A, 3.91% due 04/15/25[3,4]	2,500,000	2,499,885
KKR CLO Ltd.
2015-12, 3.46% due 07/15/27[3,4]	2,500,000	2,497,070

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
ASSET-BACKED SECURITIES†† - 39.8% (continued)
Collateralized Loan Obligations - 32.2% (continued)
RFTI Issuer Ltd.
2015-FL1, 2.91% due 08/15/30[3,4]	$2,436,009	$2,434,732
AMMC CLO XV Ltd.
2016-15A, 3.12% due 12/09/26[3,4]	2,400,000	2,409,558
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[3,4]	2,400,000	2,404,918
AIMCO CLO Series 2014-A
2017-AA, 2.18% due 07/20/26[3,4]	2,200,000	2,198,051
LCM XXII Ltd.
2016-22A, 2.43% due 10/20/28[3,4]	2,108,333	2,108,881
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.81% due 07/16/26[3,4]	2,000,000	2,009,876
Madison Park Funding XVI Ltd.
2016-16A, 3.06% due 04/20/26[3,4]	2,000,000	2,008,687
Bsprt 2017-Fl1 Issuer Ltd.
2017-FL1, 2.43% due 06/15/27[3,4]	2,000,000	2,002,360
KKR CLO Trust
2012-1A, 3.45% due 12/15/24[3,4]	2,000,000	2,000,368
Vibrant CLO Ltd.
2015-1A, 3.26% due 07/17/24[3,4]	2,000,000	2,000,025
Northwoods Capital IX Ltd.
2012-9A, 3.41% due 01/18/24[3,4]	2,000,000	1,999,888
OHA Loan Funding Ltd.
2013-1A, 2.60% due 07/23/25[3,4]	2,000,000	1,999,844
OZLM Funding II Ltd.
2016-2A, 3.92% due 10/30/27[3,4]	2,000,000	1,999,786
Regatta III Funding Ltd.
2017-1A, 2.35% due 04/15/26[3,4]	2,000,000	1,996,401
Dryden XXIV Senior Loan Fund
2015-24RA, 3.88% due 11/15/23[3,4]	2,000,000	1,995,797
Airlie CLO Ltd.
2006-2A, 2.61% due 12/20/20[3,4]	2,000,000	1,990,729
Cereberus ICQ Levered LLC
2015-1A, 3.21% due 11/06/25[3,4]	1,952,917	1,954,284
Flatiron CLO Ltd.
2017-1A, 2.76% due 07/17/26[3,4]	1,700,000	1,700,000
Tralee CLO III Ltd.
2016-3A, 3.16% due 07/20/26[3,4]	1,600,000	1,601,069
Madison Park Funding XIV Ltd.
2017-14A, 2.71% due 07/20/26[3,4]	1,600,000	1,596,069
Betony CLO Ltd.
2016-1A, 3.11% due 04/15/27[3,4]	1,500,000	1,498,351
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27[4,5]	1,500,000	1,412,878
Dryden 30 Senior Loan Fund
2013-30A, 4.03% due 11/15/25[3,4]	1,330,000	1,327,561
Highbridge Loan Management Ltd.
2014-2014, 3.22% due 07/28/25[3,4]	1,250,000	1,249,929
Symphony CLO XII Ltd.
2017-12A, 2.66% due 10/15/25[3,4]	1,250,000	1,248,435
Venture VII CDO Ltd.
2006-7A, 1.39% due 01/20/22[3,4]	1,159,215	1,152,804
Kingsland V Ltd.
2007-5A, 1.96% due 07/14/21[3,4]	1,070,000	1,040,547
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[3,4]	1,000,000	1,001,043
Benefit Street Partners CLO Ltd.
2015-IA, 4.26% due 10/15/25[3,4]	1,000,000	1,000,507
Battalion CLO Ltd.
2007-1A, 3.31% due 07/14/22[3,4]	1,000,000	1,000,505
CFIP CLO Ltd.
2014-1A, 2.63% due 04/13/25[3,4]	1,000,000	1,000,297
Cent CLO
2014-16A, 3.42% due 08/01/24[3,4]	500,000	500,038
2014-16A, 4.37% due 08/01/24[3,4]	500,000	500,015
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.46% due 10/20/25[3,4]	1,000,000	999,936
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[3,4]	990,233	987,265
Madison Park Funding V Ltd.
2007-5A, 2.65% due 02/26/21[3,4]	1,000,000	981,811
OHA Credit Partners IX Ltd.
2013-9A, 0.00% due 10/20/25[4,5]	1,000,000	908,393

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
ASSET-BACKED SECURITIES†† - 39.8% (continued)
Collateralized Loan Obligations - 32.2% (continued)
Treman Park CLO Ltd.
2015-1A, 0.00% due 04/20/27[4,5]	$1,000,000	$878,423
Black Diamond CLO Ltd.
2013-1A, 2.57% due 02/01/23[3,4]	799,731	799,652
Cerberus Onshore II CLO LLC
2014-1A, 3.86% due 10/15/23[3,4]	500,000	500,255
2014-1A, 3.86% due 10/15/23[3,4]	112,170	112,161
LMREC, Inc.
2016-CRE2, 2.71% due 11/24/31[3,4]	534,000	538,005
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.18% due 08/15/23[3,4]	500,000	501,291
ALM XIV Ltd.
2014-14A, 4.62% due 07/28/26[3,4]	500,000	500,005
NZCG Funding Ltd.
2015-2A, 3.52% due 04/27/27[3,4]	500,000	499,986
Figueroa CLO Ltd.
2013-1A, 3.92% due 03/21/24[3,4]	500,000	499,941
Telos CLO Ltd.
2013-4A, 3.91% due 07/17/24[3,4]	500,000	498,996
Gallatin CLO VII Ltd.
2014-1A, 4.06% due 07/15/23[3,4]	500,000	498,899
COA Summit CLO Ltd.
2014-1A, 5.01% due 04/20/23[3,4]	500,000	498,421
WhiteHorse IV Ltd.
2007-4A, 2.61% due 01/17/20[3,4]	500,000	498,130
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.46% due 07/25/25[3,4]	250,000	247,653
2014-1A, 5.41% due 07/25/25[3,4]	250,000	239,764
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[3,4,5]	750,000	248,485
Kingsland IV Ltd.
2007-4A, 2.61% due 04/16/21[3,4]	250,000	241,520
Keuka Park CLO Ltd.
2013-1A, 0.00% due 10/21/24[3,4,5]	491,478	107,929
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[3,5,6]	500,000	70,579
Total Collateralized Loan Obligations		619,638,637
Transport-Aircraft - 2.1%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	6,248,876	6,256,100
2016-1A, 4.88% due 03/17/36[4]	4,637,500	4,683,875
2014-1, 5.13% due 12/15/29[3]	896,134	899,494
2014-1, 7.38% due 12/15/29[3]	358,453	359,798
AASET 2017-1 Trust
2017-1A, 3.97% due 05/16/42[4]	8,000,000	8,012,432
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	4,942,136	5,009,789
Raspro Trust
2005-1A, 1.78% due 03/23/24[3,4]	4,784,635	4,533,442
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	3,666,750	3,706,153
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	1,784,251	1,809,378
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	1,666,667	1,650,000
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[4]	1,407,901	1,387,262
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	1,271,830	1,272,451
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	849,000	850,061
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	515,153	515,411

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
ASSET-BACKED SECURITIES†† - 39.8% (continued)
Transport-Aircraft - 2.1% (continued)
Rise Ltd.
2014-1A, 4.75% due 02/12/39	$349,499	$351,246
Total Transport-Aircraft		41,296,892
Transport-Container - 1.5%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[4]	14,100,000	14,097,490
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[4]	9,202,083	9,090,383
2013-2A, 3.67% due 11/17/28[4]	1,867,350	1,852,497
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[4]	1,964,367	1,980,656
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[4]	1,956,500	1,926,398
Total Transport-Container		28,947,424
Whole Business - 1.3%
Taco Bell Funding LLC
2016-1A, 4.38% due 05/25/46[4]	3,672,250	3,821,784
2016-1A, 4.97% due 05/25/46[4]	3,473,750	3,659,179
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[4]	6,200,000	6,190,824
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[4]	3,822,025	3,918,875
Wendys Funding LLC
2015-1A, 3.37% due 06/15/45[4]	1,731,165	1,746,018
2015-1A, 4.08% due 06/15/45[4]	766,350	785,608
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[4]	1,988,333	1,985,311
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	1,600,134	1,605,404
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[4]	719,782	713,950
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	566,800	564,314
Total Whole Business		24,991,267
Collateralized Debt Obligations - 1.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	10,250,000	10,257,078
2016-3A, 3.85% due 10/28/33[4]	1,500,000	1,538,709
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[4]	3,345,019	3,460,516
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[3,4]	2,455,549	2,400,873
Putnam Structured Product Funding Ltd.
2003-1A, 2.16% due 10/15/38[3,4]	2,330,280	2,188,118
H2 Asset Funding Ltd.
3.11% due 03/19/37	1,000,000	997,488
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[3,4]	788,382	780,718
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.60% due 11/21/40[3,4]	651,392	641,956
Total Collateralized Debt Obligations		22,265,456
Net Lease - 1.0%
Capital Automotive REIT
2017-1A, 3.87% due 04/15/47[4]	12,179,667	12,325,037
2014-1A, 3.66% due 10/15/44[4]	1,000,000	1,003,362
Store Master Funding LLC
2012-1A, 5.77% due 08/20/42[4]	3,709,874	3,720,466
2013-1A, 4.16% due 03/20/43[4]	929,056	935,449
Spirit Master Funding LLC
2014-1A, 5.05% due 07/20/40[4]	472,420	484,490
Total Net Lease		18,468,804
Automotive - 0.3%
Hertz Vehicle Financing II, LP
2015-1A, 3.52% due 03/25/21[4]	4,550,000	4,559,565
2015-2A, 2.96% due 09/25/19[4]	1,250,000	1,246,641

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]		Value
ASSET-BACKED SECURITIES†† - 39.8% (continued)
Automotive - 0.3% (continued)
Hertz Vehicle Financing LLC
2016-2A, 4.99% due 03/25/22[4]		$477,000	$466,475
Total Automotive			6,272,681
Mortgage Securities - 0.2%
DBJPM 17-C6 Mortgage Trust
2017-C6, 1.04% due 06/10/50[3]		63,100,000	4,692,116
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]		587,250	588,800
Diversified Payment Rights - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[3]		35,656	35,650
Total Asset-Backed Securities
(Cost $766,288,335)			767,197,727

CORPORATE BONDS†† - 28.6%
Financial - 9.3%
Capital One Financial Corp.
1.94% due 05/12/20[3]		22,900,000	23,011,843
Citigroup, Inc.
6.25% [3,7]		10,695,000	11,864,765
5.95% [3,7]		4,050,000	4,339,697
5.95% [3,7]		645,000	686,119
Bank of America Corp.
6.30% [3,7]		6,794,000	7,617,773
6.10% [3,7]		6,750,000	7,332,863
6.50% [3,7]		1,157,000	1,286,503
Morgan Stanley
1.98% due 02/14/20[3]		13,650,000	13,705,964
Goldman Sachs Group, Inc.
2.02% due 12/27/20[3]		13,550,000	13,573,170
Credit Agricole S.A.
2.20% due 06/10/20[3,4]		11,550,000	11,685,342
JPMorgan Chase & Co.
1.88% due 06/01/21[3]		8,100,000	8,111,210
6.00% [3,7]		1,400,000	1,507,618
6.10% [3,7]		250,000	271,250
Citizens Bank North America/Providence RI
1.77% due 05/26/20[3]		8,050,000	8,057,181
Sumitomo Mitsui Trust Bank Ltd.
2.07% due 10/18/19[3,4]		7,600,000	7,664,585
Bank of Nova Scotia
1.90% due 06/14/19[3]		6,750,000	6,805,755
Station Place Securitization Trust
2.12% due 02/25/49[3,4]		6,366,667	6,368,222
Huntington National Bank
1.74% due 03/10/20[3]		6,000,000	6,016,926
Swedbank AB
1.94% due 03/14/22[3,4]		5,800,000	5,807,940
Santander UK plc
2.72% due 03/14/19[3]		5,700,000	5,803,364
Danske Bank A/S
1.80% due 09/06/19[3,4]		5,600,000	5,620,994
Wells Fargo & Co.
5.88% [3,7]		4,950,000	5,454,752
Sumitomo Mitsui Financial Group, Inc.
2.13% due 01/11/22[3]		5,000,000	5,046,790
Westpac Banking Corp.
2.01% due 01/11/22[3]		5,000,000	5,041,565
Voya Financial, Inc.
5.65% due 05/15/53[3]		2,400,000	2,550,000
KeyCorp
5.00% [3,7]		1,650,000	1,680,938
American Equity Investment Life Holding Co.
6.63% due 07/15/21		1,300,000	1,344,753
Citizens Financial Group, Inc.
5.50% [3,7]		1,000,000	1,045,000
Northern Trust Corp.
4.60% [3,7]		1,000,000	1,010,000
US Bancorp
5.30% [3,7]		200,000	213,000
Total Financial			180,525,882
Japan - 2.8%
Japan (Government of)
due 07/31/17[3]	JPY	3,290,000,000	29,254,000
due 08/07/17[3]	JPY	2,071,000,000	18,415,162
due 09/11/17[3]	JPY	644,000,000	5,726,727
Total Japan			53,395,889
Sweden - 2.2%
Sweden (Kingdom of)
due 07/19/17[3]	SEK	357,600,000	42,449,280
United Kingdom - 2.0%
United Kingdom (Government of)
due 07/10/17[3]	GBP	29,335,000	38,209,515

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]		Value
CORPORATE BONDS†† - 28.6% (continued)
Israel - 2.0%
Israel (State of)
1.25% due 10/31/17	ILS	118,350,000	$34,341,619
4.00% due 01/31/18	ILS	11,340,000	3,378,976
Total Israel			37,720,595
Spain - 1.9%
Spain (Kingdom of)
due 07/14/17[3]	EUR	27,085,000	30,941,403
due 08/18/17[3]	EUR	5,500,000	6,285,201
Total Spain			37,226,604
Portugal - 1.9%
Portugal (Republic of)
due 07/21/17[3]	EUR	28,640,000	32,718,689
due 09/22/17[3]	EUR	3,890,000	4,446,286
Total Portugal			37,164,975
Italy - 1.9%
Italy (Republic of)
due 07/14/17[3]	EUR	27,020,000	30,867,148
due 08/31/17[3]	EUR	5,490,000	6,274,592
Total Italy			37,141,740
Communications - 1.5%
Verizon Communications, Inc.
1.72% due 05/22/20[3]		$13,650,000	13,660,238
Deutsche Telekom International Finance BV
1.74% due 01/17/20[3,4]		9,400,000	9,425,831
AT&T, Inc.
2.23% due 06/30/20[3]		6,600,000	6,686,361
Total Communications			29,772,430
France - 1.5%
France (Republic of)
due 07/05/17[3]	EUR	24,570,000	28,064,244
Consumer, Non-cyclical - 0.5%
Tenet Healthcare Corp.
4.75% due 06/15/20[3]		3,850,000	3,888,500
6.25% due 11/01/18		975,000	1,028,625
Aetna, Inc.
1.87% due 12/08/17[3]		3,000,000	3,006,708
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]		2,016,000	2,021,040
Total Consumer, Non-cyclical			9,944,873
Basic Materials - 0.4%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]		5,450,000	5,632,062
Yamana Gold, Inc.
4.95% due 07/15/24		1,375,000	1,389,240
Total Basic Materials			7,021,302
Energy - 0.2%
Phillips 66
1.79% due 04/15/19[3]		4,100,000	4,109,512
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,9]		390,900	44,954
Total Energy			4,154,466
Industrial - 0.2%
CNH Industrial Capital LLC
3.88% due 07/16/18		1,550,000	1,575,575
3.63% due 04/15/18		850,000	857,480
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.66% due 07/15/21[3,4]		1,100,000	1,117,875
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[8]		527,000	519,095
Total Industrial			4,070,025
Slovenia - 0.2%
Slovenia (Republic of)
1.75% due 10/09/17	EUR	2,990,000	3,433,326
Diversified - 0.1%
HRG Group, Inc.
7.88% due 07/15/19		1,740,000	1,783,500
Utilities - 0.0%
AES Corp.
4.20% due 06/01/19[3]		534,000	534,000
Total Corporate Bonds
(Cost $541,848,540)			552,612,646

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0%
Residential Mortgage Backed Securities - 12.7%
LSTAR Securities Investment Ltd.
2017-1, 3.05% due 01/01/22[3,4]		9,135,339	9,114,328
2016-4, 3.05% due 10/01/21[3,4]		4,521,749	4,504,612
2016-3, 3.05% due 09/01/21[3,4]		3,265,692	3,239,998
2016-5, 3.05% due 11/01/21[3,4]		2,595,204	2,584,325
CIT Mortgage Loan Trust
2007-1, 2.57% due 10/25/37[3,4]		18,097,928	17,961,092
2007-1, 2.67% due 10/25/37[3,4]		1,385,044	1,402,298
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.85% due 11/25/37[3]		15,329,121	14,933,808
2007-BC1, 1.35% due 02/25/37[3]		496,407	463,749
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.36% due 07/25/36[3]		14,749,082	14,435,144

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Residential Mortgage Backed Securities - 12.7% (continued)
FirstKey Master Funding
2017-R1, 1.28% due 11/03/41†††,3,4	$13,789,946	$13,592,833
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% due 02/28/32[3,4]	5,648,859	5,642,510
2017-NPL1, 3.60% due 01/28/32[4]	3,485,827	3,478,578
Countrywide Asset-Backed Certificates
2006-6, 1.39% due 09/25/36[3]	6,273,136	5,880,163
2006-5, 1.51% due 08/25/36[3]	2,948,922	2,838,681
First NLC Trust
2005-4, 1.61% due 02/25/36[3]	8,360,000	7,903,366
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[4]	7,772,370	7,814,905
GCAT
2017-1, 3.38% due 03/25/47[4]	7,743,018	7,726,347
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[3,4]	7,359,018	7,329,125
CSMC Series
2015-12R, 1.52% due 11/30/37[3,4]	6,349,786	6,254,193
2014-2R, 1.22% due 02/27/46[3,4]	361,504	340,923
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[3,4]	6,136,552	6,133,873
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.94% due 07/25/34[3]	5,996,183	5,966,825
GSMSC Resecuritization Trust
2015-5R, 1.16% due 02/26/37[3,4]	3,141,504	2,957,360
2015-7R, 1.20% due 09/26/37[3,4]	2,867,973	2,721,664
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[3,4]	4,465,549	4,466,978
2016-3A, 2.01% due 08/25/26[4]	603,532	604,241
2015-2A, 2.88% due 11/25/25[4]	570,932	571,115
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.41% due 12/25/36[3]	5,770,168	5,541,059
Stanwich Mortgage Loan Company 2017-NPL-A-1 LLC
2017-NPA1, 3.60% due 03/16/22[4]	5,440,429	5,440,429
Ellington Loan Acquisition Trust
2007-2, 2.17% due 05/25/37[3,4]	5,223,663	5,227,922
CIM Trust
2017-2, 3.05% due 12/25/57[3,4]	4,779,189	4,776,640
GSAMP TRUST
2002-HE2, 2.25% due 10/20/32[3,4]	4,636,008	4,618,544
Banc of America Funding Trust
2015-R4, 1.39% due 01/27/35[3,4]	4,632,451	4,374,736
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[4]	4,157,567	4,151,914
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[4]	3,980,196	3,982,810
Soundview Home Loan Trust
2005-OPT3, 1.69% due 11/25/35[3]	4,000,000	3,763,045
2003-1, 4.59% due 08/25/31[3]	134,109	131,816
Bear Stearns Asset Backed Securities I Trust
2006-HE3, 1.58% due 04/25/36[3]	4,000,000	3,811,622
LVII Resecuritization Trust
2009-3, 4.90% due 11/27/37[3,4]	3,484,911	3,530,908
VOLT LIII LLC
2016-NP13, 3.88% due 12/25/46[4]	3,478,371	3,500,101
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[4]	3,496,350	3,499,286
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[4]	3,068,036	3,080,089
NRPL Trust
2014-2A, 3.75% due 10/25/57[3,4]	1,378,091	1,390,636
2015-1A, 3.88% due 11/01/54[4]	1,224,268	1,219,471

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Residential Mortgage Backed Securities - 12.7% (continued)
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	$2,274,077	$2,282,286
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 1.51% due 01/25/36[3]	2,102,125	2,018,702
First Franklin Mortgage Loan Trust
2004-FF10, 2.49% due 07/25/34[3]	1,822,738	1,794,634
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.52% due 04/25/36[3]	1,944,816	1,717,814
GCAT LLC
2015-1, 3.63% due 05/26/20[4]	1,657,431	1,660,568
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4]	1,627,563	1,633,522
Nomura Resecuritization Trust
2015-4R, 1.96% due 03/26/36[3,4]	1,515,713	1,450,540
2012-1R, 1.48% due 08/27/47[3,4]	89,002	88,645
Global Mortgage Securitization Ltd.
2005-A, 1.49% due 04/25/32[3,4]	1,606,343	1,467,109
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.60% due 12/25/35[3]	1,500,000	1,406,935
Structured Asset Investment Loan Trust
2005-2, 1.95% due 03/25/35[3]	922,024	884,823
2005-1, 1.94% due 02/25/35[3,4]	449,148	447,773
Encore Credit Receivables Trust
2005-4, 1.66% due 01/25/36[3]	1,077,390	1,058,555
Ocwen Master Advance Receivables Trust
2015-T3, 3.21% due 11/15/47[4]	1,000,000	990,108
BCAP LLC
2014-RR3, 1.14% due 10/26/36[3,4]	589,019	568,842
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	487,394	501,394
GSAMP Trust
2005-HE6, 1.66% due 11/25/35[3]	405,367	404,360
First Frankin Mortgage Loan Trust
2006-FF4, 1.41% due 03/25/36[3]	385,660	375,284
GreenPoint Mortgage Funding Trust
2005-HE4, 1.69% due 07/25/30[3]	205,538	200,829
Accredited Mortgage Loan Trust
2007-1, 1.35% due 02/25/37[3]	202,045	200,045
Morgan Stanley Re-REMIC Trust
2010-R5, 2.07% due 06/26/36[4]	170,534	144,103
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[4]	84,693	82,927
Total Residential Mortgage Backed Securities		244,283,860
Commercial Mortgage Backed Securities - 7.8%
Cold Storage Trust
2017-ICE3, 2.16% due 04/15/24[3,4]	14,300,000	14,317,711
2017-ICE3, 2.41% due 04/15/24[3,4]	7,200,000	7,211,130
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[3,4]	15,500,000	15,518,295
BHMS 2014-ATLS Mortgage Trust
2014-ATLS, 4.24% due 07/05/33[4]	15,000,000	15,334,067
Cosmopolitan Hotel Trust
2016-CSMO, 2.56% due 11/15/33[3,4]	10,000,000	10,075,135
2016-CSMO, 3.26% due 11/15/33[3,4]	2,000,000	2,015,027
Chicago Skyscraper Trust
2017-SKY, 1.96% due 02/15/30[3,4]	9,000,000	9,016,843
Wells Fargo Commercial Mortgage Trust
2016-C37, 1.19% due 12/15/49[3]	38,640,514	2,307,333
2016-C32, 1.51% due 01/15/59[3]	23,100,950	1,922,401
2015-LC22, 1.06% due 09/15/58[3]	24,541,274	1,340,236
2017-RB1, 1.45% due 03/15/50[3]	9,991,935	980,508

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Commercial Mortgage Backed Securities - 7.8% (continued)
2016-NXS5, 1.72% due 01/15/59[3]	$6,921,423	$611,818
GS Mortgage Securities Trust
2014-GSFL, 2.91% due 07/15/31[3,4]	3,600,000	3,568,234
2014-GSFL, 3.41% due 07/15/31[3,4]	2,000,000	1,987,559
2017-GS6, 1.20% due 05/10/50[3]	11,595,883	986,317
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[4]	4,131,000	4,133,579
2015-MTL6, 3.30% due 02/05/30[4]	1,600,000	1,597,659
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.18% due 03/15/50[3]	57,933,483	4,298,045
2016-C2, 1.86% due 06/15/49[3]	8,901,462	869,794
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.14% due 10/05/31[3,4]	3,000,000	2,987,215
2014-CBM, 3.11% due 10/15/29[3,4]	1,100,000	1,102,055
2014-FL5, 3.26% due 07/15/31[3,4]	1,000,000	987,495
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.30% due 02/15/50[3]	33,831,338	2,752,311
2016-UB10, 2.17% due 07/15/49[3]	19,351,540	2,253,082
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% due 12/15/34[3,4]	4,500,000	4,328,645
2015-NRF, 2.29% due 12/15/19[3,4]	366,093	366,093
CGGS Commercial Mortgage Trust
2016-RNDA, 4.39% due 02/10/33[4]	4,619,491	4,666,469
Morgan Stanley Capital I Trust
2017-H1, 1.46% due 06/15/50[3]	31,050,000	3,131,647
2015-XLF1, 3.34% due 08/13/19[3,4]	1,135,000	1,136,460
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	3,500,000	3,928,220
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.27% due 03/15/50[3]	48,361,044	3,581,184
VSD
2017-PLT1 A, 3.60% due 12/25/43	3,576,959	3,578,357
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% due 04/14/50[3]	23,288,322	1,970,069
2016-C2, 1.94% due 09/10/49[3]	6,766,490	837,944
2016-GC37, 1.97% due 04/10/49[3]	3,823,752	454,630
Americold 2010 LLC Trust
2010-ARTA, 6.81% due 01/14/29[4]	2,605,000	2,914,554
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.18% due 12/15/47[3]	31,383,992	1,909,242
Hyatt Hotel Portfolio Trust
2015-HYT, 4.21% due 11/15/29[3,4]	1,900,000	1,904,759
BANK
2017-BNK4, 1.62% due 05/15/50[3]	14,381,754	1,473,972
JPMBB Commercial Mortgage Securities Trust
2013-C17, 1.10% due 01/15/47[3]	32,915,587	1,391,144
BHMS Mortgage Trust
2014-ATLS, 2.58% due 07/05/33[3,4]	1,300,000	1,299,999
CSAIL Commercial Mortgage Trust
2016-C6, 1.98% due 01/15/49[3]	9,959,692	1,118,202
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.66% due 12/15/27[3,4]	1,000,000	999,378
CD Mortgage Trust
2016-CD1, 1.58% due 08/10/49[3]	7,058,871	674,165
LSTAR Commercial Mortgage Trust
2014-2, 4.21% due 01/20/41[3,4]	500,000	500,739

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Commercial Mortgage Backed Securities - 7.8% (continued)
GE Business Loan Trust
2007-1A, 1.33% due 04/16/35[3,4]	$400,844	$384,859
Total Commercial Mortgage Backed Securities		150,724,580
Financial - 0.2%
Station Place Securitization Trust
2017-1, 2.47% due 02/25/49[3,4]	3,333,333	3,334,145
2017-1, 2.34% due 02/25/49[3,4]	1,000,000	1,000,245
Total Financial		4,334,390
Government Agency - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
2013-K035, 0.56% due 08/25/23[3,10]	110,789,524	2,377,665
Commerical Mortgage Backed Securities - 0.1%
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.24% due 07/15/50[3]	26,000,000	2,113,020
Mortgage Securities - 0.1%
CD 2017-CD4 Mortgage Trust
2017-CD4, 1.49% due 05/10/50[3]	17,293,338	1,635,085
Total Collateralized Mortgage Obligations
(Cost $401,710,833)		405,468,600

SENIOR FLOATING RATE INTERESTS††,[3] - 1.7%
Technology - 0.4%
MA Financeco LLC
3.67% due 11/19/21	5,000,000	4,990,650
Epicor Software
4.98% due 06/01/22	3,950,098	3,947,649
5.23% due 06/01/22	294,952	296,427
Eze Castle Software, Inc.
4.30% due 04/06/20	247,470	248,150
Total Technology		9,482,876
Consumer, Non-cyclical - 0.3%
DJO Finance LLC
4.39% due 06/08/20	2,005,098	1,982,120
Smart & Final Stores LLC
4.77% due 11/15/22	1,770,796	1,697,007
Albertson's LLC
4.29% due 12/21/22	1,240,648	1,243,750
American Tire Distributors, Inc.
5.48% due 09/01/21	684,745	687,956
Grocery Outlet, Inc.
4.80% due 10/21/21	668,285	657,846
Total Consumer, Non-cyclical		6,268,679
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23	4,298,301	4,051,621
Internet Brands
4.98% due 07/08/21	849,594	854,781
Neustar, Inc.
3.25% due 09/02/19	800,000	805,248
Total Communications		5,711,650
Consumer, Cyclical - 0.3%
Caesars Growth Properties Holdings LLC
4.23% due 05/08/21	1,496,250	1,502,609
Advantage Sales & Marketing LLC
4.55% due 07/23/21	1,082,507	1,035,829
PetSmart Inc
4.22% due 03/11/22	789,924	733,753
Acosta, Inc.
4.48% due 09/26/21	786,655	701,696
National Vision, Inc.
4.23% due 03/12/21	592,347	594,124
Fitness International LLC
5.48% due 07/01/20	208,407	211,077
BJ's Wholesale Club, Inc.
4.97% due 02/03/24	213,000	206,144
Total Consumer, Cyclical		4,985,232
Financial - 0.2%
Misys Ltd.
4.74% due 06/13/24	3,900,000	3,898,557
Industrial - 0.2%
Filtration Group Corp.
4.48% due 11/23/20	1,335,230	1,337,179
CHI Overhead Doors, Inc.
4.48% due 07/29/22	997,233	991,419
Engility Corp.
4.48% due 08/12/20	950,000	955,938
Total Industrial		3,284,536
Total Senior Floating Rate Interests
(Cost $33,979,130)		33,631,530

FOREIGN GOVERNMENT BONDS†† - 0.9%
Czech Republic Government Bond
0.85% due 03/17/18	288,820,000	12,731,360
Kenya Government International Bond
6.88% due 06/24/24[4]	2,420,000	2,474,450
Dominican Republic International Bond
5.95% due 01/25/27[4]	2,350,000	2,455,750
Total Foreign Government Bonds
(Cost $16,655,774)		17,661,560

COMMERCIAL PAPER†† - 4.4%
Ryder System, Inc.
1.35% due 07/14/17	30,000,000	29,985,375

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[11]	Value
COMMERCIAL PAPER††4.4% (continued)
Unitedhealth Group, Inc.
1.29% due 07/20/17	$30,000,000	$29,979,575
Whirlpool Corp.
1.35% due 07/07/17	10,000,000	9,997,750
Anthem, Inc.
1.34% due 07/17/17	10,000,000	9,994,044
Harley-Davidson Financial Services
1.31% due 07/26/17	4,450,000	4,445,952
Total Commercial Paper
(Cost $84,402,696)		84,402,696
	Contracts
OPTIONS PURCHASED† - 0.0%
Put options on:
iShares iBoxx USD High Yield Corporate Bond ETF Expiring September 2017 with strike price of $84.00	15,485	$634,885
Total Put options		634,885
Total Options Purchased
(Cost $944,585)		634,885
Total Investments - 100.5%
(Cost $1,924,286,176)		$1,940,192,851
Other Assets & Liabilities, net - (0.5)%		(9,969,132)
Total Net Assets - 100.0%		$1,930,223,719

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/(Depreciation)
Bank of America	(3,290,000,000)	JPY	07/31/17	$29,505,271	$29,287,955	$217,316
J.P. Morgan	(644,000,000)	JPY	09/11/17	5,874,948	5,743,307	131,641
Goldman Sachs	(3,890,000)	EUR	09/22/17	4,409,860	4,463,150	(53,290)
Goldman Sachs	(5,490,000)	EUR	08/31/17	6,223,684	6,291,268	(67,584)
Deutsche Bank	(3,042,325)	EUR	10/10/17	3,425,415	3,494,134	(68,719)
J.P. Morgan	(5,500,000)	EUR	08/18/17	6,221,578	6,298,623	(77,045)
Citigroup	(27,854,770)	CSK	03/19/18	1,152,905	1,238,598	(85,693)
Goldman Sachs	(70,595,000)	CSK	03/19/18	3,046,170	3,139,097	(92,927)
Citigroup	(11,793,600)	ILS	01/31/18	3,301,218	3,411,946	(110,728)
Bank of America	(2,071,000,000)	JPY	08/07/17	18,197,874	18,441,988	(244,114)
Goldman Sachs	(74,925,000)	ILS	10/31/17	21,245,073	21,614,544	(369,471)
Deutsche Bank	(44,904,375)	ILS	10/31/17	12,491,133	12,954,122	(462,989)
Goldman Sachs	(24,570,000)	EUR	07/05/17	27,534,272	28,063,963	(529,691)
Bank of America	(192,825,200)	CSK	03/19/18	7,941,860	8,574,220	(632,360)
Deutsche Bank	(28,640,000)	EUR	07/21/17	31,937,610	32,746,279	(808,669)
Citigroup	(13,060,000)	EUR	07/14/17	13,997,251	14,925,794	(928,543)
Goldman Sachs	(29,335,000)	GBP	07/10/17	37,182,699	38,217,894	(1,035,195)
Goldman Sachs	(357,600,000)	SEK	07/19/17	40,897,199	42,479,117	(1,581,918)
Morgan Stanley	(41,045,000)	EUR	07/14/17	44,903,435	46,908,822	(2,005,387)
						$(8,805,366)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,096,409,808 (cost $1,092,759,447), or 56.8% of total net assets.

[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $70,579 (cost $585,000), or 0.0% of total net assets — See Note 7.

[7]	Perpetual maturity.
[8]	Illiquid security.
[9]	Security is in default of interest and/or principal obligations.
[10]	Maturity date indicated is next interest reset date.
[11]	Face amount is denominated in U.S. dollars unless otherwise noted.
plc — Public Limited Company
REIT — Real Estate Investment Trust
JPY — Japanese Yen
EUR — Euro
CSK — Czechoslovakian Koruna
ILS — Israli Shekel
GBP — British Pound
SEK — Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$767,197,727	$—	$—	$767,197,727
Collateralized Mortgage Obligations	—	391,875,767	—	13,592,833	405,468,600
Commercial Paper	—	84,402,696	—	—	84,402,696
Corporate Bonds	—	552,612,646	—	—	552,612,646
Forward Foreign Currency Exchange Contracts	—	—	348,957	—	348,957
Foreign Government Bonds	—	17,661,560	—	—	17,661,560
Mutual Funds	48,389,259	—	—	—	48,389,259
Options Purchased	634,885	—	—	—	634,885
Senior Floating Rate Interests	—	33,631,530	—	—	33,631,530
Money Market Fund	30,193,948	—	—	—	30,193,948
Total Assets	$79,218,092	$1,847,381,926	$348,957	$13,592,833	$1,940,541,808

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Investments in Securities (Liabilities)	Level 1	Level 2		Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—		$9,154,323	$—	$9,154,323
Unfunded Loan Commitments	—	—	**	—	—	—
Total Liabilities	$—	$—		$9,154,323	$—	$9,154,323

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, Limited Duration Fund had securities with the total value of $2,475,236 transfer out of Level 3 into Level 2 due to changes in securities’ valuation methods using observable market input. There were no other transfers between levels.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 3.0%
Consumer, Non-cyclical - 0.8%
Gilead Sciences, Inc.	37,679	$2,666,919
Pfizer, Inc.	75,554	2,537,859
Deluxe Corp.	35,370	2,448,311
Tyson Foods, Inc. — Class A	38,980	2,441,318
Express Scripts Holding Co.*	38,016	2,426,941
HCA Healthcare, Inc.*	26,786	2,335,740
General Mills, Inc.	40,529	2,245,307
JM Smucker Co.	17,921	2,120,592
Kimberly-Clark Corp.	15,295	1,974,737
McKesson Corp.	10,935	1,799,245
Laboratory Corp. of America Holdings*	10,914	1,682,285
Ingredion, Inc.	14,039	1,673,589
Quest Diagnostics, Inc.	14,663	1,629,940
Western Union Co.	84,973	1,618,736
WellCare Health Plans, Inc.*	7,706	1,383,689
Campbell Soup Co.	25,127	1,310,373
AbbVie, Inc.	17,642	1,279,221
Biogen, Inc.*	4,150	1,126,144
Dean Foods Co.	61,925	1,052,725
Darling Ingredients, Inc.*	65,078	1,024,328
Humana, Inc.	3,828	921,093
United Therapeutics Corp.*	6,886	893,321
Total System Services, Inc.	15,313	891,982
TreeHouse Foods, Inc.*	9,176	749,587
Zimmer Biomet Holdings, Inc.	5,664	727,258
Universal Health Services, Inc. — Class B	5,823	710,872
SpartanNash Co.	27,383	710,863
Eli Lilly & Co.	8,496	699,221
HealthSouth Corp.	13,996	677,406
Chemed Corp.	3,199	654,291
Centene Corp.*	7,665	612,280
Nielsen Holdings plc	15,175	586,666
UnitedHealth Group, Inc.	2,777	514,911
Aetna, Inc.	3,359	509,997
Sabre Corp.	22,633	492,720
Boston Beer Company, Inc. — Class A*	3,640	481,026
Conagra Brands, Inc.	12,421	444,175
Targus Group International Equity, Inc*,†††,1	13,186	19,515
Total Consumer, Non-cyclical		48,075,183
Financial - 0.4%
Aflac, Inc.	32,663	2,537,262
Prudential Financial, Inc.	23,377	2,527,989
Principal Financial Group, Inc.	34,126	2,186,453
Everest Re Group Ltd.	7,469	1,901,533
Travelers Cos., Inc.	14,125	1,787,236
Federated Investors, Inc. — Class B	37,523	1,060,025
Unum Group	21,000	979,230
Allstate Corp.	10,365	916,681
Citigroup, Inc.	12,433	831,519
Aspen Insurance Holdings Ltd.	16,532	824,120
E*TRADE Financial Corp.*	21,358	812,245
Hanover Insurance Group, Inc.	8,845	783,932
Selective Insurance Group, Inc.	14,862	743,843
LaSalle Hotel Properties	23,684	705,783
Evercore Partners, Inc. — Class A	10,001	705,071
Host Hotels & Resorts, Inc.	33,188	606,345
Alliance Data Systems Corp.	2,063	529,551
Regions Financial Corp.	35,897	525,532
Franklin Resources, Inc.	11,652	521,893
Government Properties Income Trust	26,323	481,974
Hartford Financial Services Group, Inc.	8,360	439,485
Physicians Realty Trust REIT	16,400	330,296
Total Financial		22,737,998
Technology - 0.4%
International Business Machines Corp.	16,215	2,494,354
CA, Inc.	63,476	2,188,018
Oracle Corp.	36,280	1,819,079
Convergys Corp.	74,310	1,767,092
HP, Inc.	94,029	1,643,627
Teradata Corp.*	51,590	1,521,389
Xerox Corp.	40,629	1,167,257
NCR Corp.*	27,985	1,142,907
NetApp, Inc.	26,725	1,070,336
Fidelity National Information Services, Inc.	10,570	902,678
CACI International, Inc. — Class A*	6,001	750,425
KLA-Tencor Corp.	8,004	732,446
CSRA, Inc.	20,668	656,209
Akamai Technologies, Inc.*	10,357	515,882
Western Digital Corp.	5,676	502,894
Seagate Technology plc	11,544	447,330
Skyworks Solutions, Inc.	4,633	444,536
Icad, Inc.*	69,789	292,416
Qlik Technologies, Inc. A*,†††,1	177	189,540
Qlik Technologies, Inc. B*,†††,1	43,738	42,999
Qlik Technologies, Inc.*,††,1	11,400	1
Total Technology		20,291,415
Industrial - 0.4%
TE Connectivity Ltd.	29,608	2,329,558
Boeing Co.	10,431	2,062,730
Fluor Corp.	35,436	1,622,259
Jacobs Engineering Group, Inc.	28,994	1,576,984
Timken Co.	29,059	1,343,979
Cummins, Inc.	8,057	1,307,006
Huntington Ingalls Industries, Inc.	6,445	1,199,801
EMCOR Group, Inc.	14,207	928,854
ITT, Inc.	21,041	845,428
Crane Co.	10,008	794,435
Sanmina Corp.*	19,724	751,485
Vishay Intertechnology, Inc.	44,395	736,957
Federal Signal Corp.	38,867	674,731
Methode Electronics, Inc.	16,330	672,796
Applied Industrial Technologies, Inc.	9,835	580,757
Keysight Technologies, Inc.*	14,866	578,733
ArcBest Corp.	26,003	535,662
Oshkosh Corp.	7,763	534,715

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 3.0% (continued)
Industrial - 0.4% (continued)
FLIR Systems, Inc.	12,900	$447,114
Energizer Holdings, Inc.	9,157	439,719
Belden, Inc.	1,956	147,541
Total Industrial		20,111,244
Consumer, Cyclical - 0.3%
CVS Health Corp.	40,504	3,258,951
Walgreens Boots Alliance, Inc.	30,382	2,379,214
Wal-Mart Stores, Inc.	15,578	1,178,943
Tailored Brands, Inc.	103,861	1,159,089
Delta Air Lines, Inc.	18,041	969,523
Ralph Lauren Corp. — Class A	12,699	937,186
Hawaiian Holdings, Inc.*	19,544	917,591
Herman Miller, Inc.	28,835	876,584
UniFirst Corp.	5,954	837,728
Taylor Morrison Home Corp. — Class A*	28,200	677,082
Brinker International, Inc.	17,167	654,063
Nu Skin Enterprises, Inc. — Class A	10,365	651,337
Goodyear Tire & Rubber Co.	16,270	568,799
Cooper-Standard Holdings, Inc.*	5,638	568,705
DineEquity, Inc.	12,552	552,916
Children's Place, Inc.	4,711	480,993
Total Consumer, Cyclical		16,668,704
Utilities - 0.3%
Exelon Corp.	67,610	2,438,693
Consolidated Edison, Inc.	29,794	2,407,951
CenterPoint Energy, Inc.	85,971	2,353,886
National Fuel Gas Co.	30,211	1,686,982
Edison International	15,933	1,245,801
WEC Energy Group, Inc.	18,093	1,110,548
Xcel Energy, Inc.	23,502	1,078,272
AES Corp.	74,922	832,383
NextEra Energy, Inc.	4,558	638,713
Southwest Gas Holdings, Inc.	7,362	537,868
CMS Energy Corp.	11,060	511,525
American Electric Power Company, Inc.	6,868	477,120
Total Utilities		15,319,742
Communications - 0.2%
Cisco Systems, Inc.	78,090	2,444,217
Verizon Communications, Inc.	53,227	2,377,118
Iridium Communications, Inc.*	122,386	1,352,365
InterDigital, Inc.	15,939	1,232,085
F5 Networks, Inc.*	8,957	1,138,076
AMC Networks, Inc. — Class A*	19,573	1,045,394
ATN International, Inc.	12,512	856,321
Cincinnati Bell, Inc.*	37,230	727,847
Viacom, Inc. — Class B	17,949	602,548
Omnicom Group, Inc.	5,862	485,960
ARRIS International plc*	17,147	480,459
Cengage Learning Acquisitions, Inc.*,††	21,660	176,897
Total Communications		12,919,287
Energy - 0.2%
SandRidge Energy, Inc.*	507,188	8,728,705
Approach Resources, Inc.*	696,348	2,346,693
Valero Energy Corp.	7,999	539,613
Titan Energy LLC*,1	35,116	272,149
Total Energy		11,887,160
Basic Materials - 0.0%
International Paper Co.	12,331	698,058
LyondellBasell Industries N.V. — Class A	8,241	695,458
Mirabela Nickel Ltd.*,†††,1	7,057,522	542
Total Basic Materials		1,394,058
Total Common Stocks
(Cost $164,144,306)		169,404,791

PREFERRED STOCKS†† - 0.4%
Industrial - 0.3%
Seaspan Corp. 6.38% due 04/30/19[1]	572,000	14,608,880
Financial - 0.1%
Cent CLO 16, LP due 08/1/24*,2,3,10	7,000	3,949,337
M&T Bank Corp. 5.13%*,4,5	2,600,000	2,700,750
BreitBurn Energy Partners 8.00% due 12/31/49*,†††,1	389,684	59,084
Total Financial		6,709,171
Total Preferred Stocks
(Cost $24,543,217)		21,318,051

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18	15,538	109,698
Total Warrants
(Cost $70,124)		109,698

EXCHANGE-TRADED FUNDS† - 0.4%
Guggenheim Solar ETF[6]	1,255,424	24,970,383
Total Exchange-Traded Funds
(Cost $23,451,320)		24,970,383

MUTUAL FUNDS† - 9.4%
Guggenheim Limited Duration Fund - Institutional Class[6]	8,490,157	210,640,800
Guggenheim Alpha Opportunity Fund - Institutional Class[6]	5,591,810	162,889,431
Guggenheim Strategy Fund I6	3,459,082	86,719,185
Guggenheim Strategy Fund II6	1,999,417	50,005,422
Guggenheim Risk Managed Real Estate Fund - Institutional Class[6]	497,352	14,831,025
Guggenheim Floating Rate Strategies Fund - Institutional Class[6]	491,588	12,791,121
Total Mutual Funds
(Cost $530,504,107)		537,876,984

MONEY MARKET FUNDS† - 3.3%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.76%[7]	173,407,254	173,407,254
Western Asset Institutional U.S. Treasury Reserves Institutional Shares 0.78%[7]	11,772,580	11,772,580
Total Money Market Funds
(Cost $185,179,834)		185,179,834

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9%
Collateralized Loan Obligations - 22.8%
Golub Capital Partners CLO Ltd.
2017-16A, % due 07/25/29[4,8]	$28,050,000	$28,096,199
2016-33A, 3.65% due 11/21/28[4,8]	17,500,000	17,448,703
2015-25A, 3.82% due 08/05/27[4,8]	6,000,000	5,961,460
2014-18A, 3.66% due 04/25/26[4,8]	5,000,000	4,939,691
2015-24A, 5.42% due 02/05/27[4,8]	5,000,000	4,778,513
2014-21A, 4.46% due 10/25/26[4,8]	4,300,000	4,216,438
2015-25A, 4.82% due 08/05/27[4,8]	4,000,000	3,901,832
2014-18A, 4.66% due 04/25/26[4,8]	2,200,000	2,196,270
2014-18A, 5.16% due 04/25/26[4,8]	1,200,000	1,177,445
KVK CLO Ltd.
2017-2A, 3.71% due 01/15/26[4,8]	22,350,000	22,271,580
2017-2A, 2.34% due 07/15/26[4,8]	18,300,000	18,311,438
2017-1A, 3.78% due 05/15/26[4,8]	13,250,000	13,214,445
2014-2A, 5.91% due 07/15/26[4,8]	7,200,000	6,411,095
2013-1A, 0.00% due 04/14/25[3,4,8]	11,900,000	3,953,822
2014-3A, 0.00% due 10/15/26[3,4,8]	2,500,000	709,138
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.80% due 04/28/26[4,8]	55,500,000	55,440,198
2017-3A, 4.25% due 04/28/26[4,8]	5,500,000	5,503,012
2017-3A, 3.40% due 04/28/26[4,8]	3,300,000	3,295,681
Octagon Loan Funding Ltd.
due 11/18/26[3]	52,700,000	45,957,013
Woodmont Trust
2017-2A, 3.55% due 07/18/28[4,8]	28,600,000	28,670,069
2017-2A, 4.25% due 07/18/28[4,8]	6,750,000	6,766,133
ABPCI Direct Lending Fund CLO II LLC
2017-1A, due 07/20/29[4,8]	32,400,000	32,509,698
Fortress Credit BSL II Ltd.
2017-2A, 2.31% due 10/19/25[4,8]	27,900,000	27,917,102
2017-2A, 3.66% due 10/19/25[4,8]	4,500,000	4,485,425
ABPCI Direct Lending Fund CLO
3.79% due 01/28/26	29,000,000	28,877,175
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,4,8]	32,400,000	25,321,406
A Voce CLO Ltd.
2017-1A, 2.32% due 07/15/26[4,8]	24,375,000	24,367,369
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[4,8]	24,000,000	23,898,352
RFTI Issuer Ltd.
2015-FL1, 4.96% due 08/15/30[4,9]	22,841,000	22,867,356
Regatta V Funding Ltd.
2017-1A, 2.32% due 10/25/26[4,8]	19,400,000	19,398,466
Northwoods Capital X Ltd.
2017-10A, 2.25% due 11/04/25[4,8]	15,200,000	15,209,959
2017-10A, 3.47% due 11/04/25[4,8]	4,000,000	4,001,233
Galaxy XVIII CLO Ltd.
2017-18A, 2.33% due 10/15/26[4,8]	19,000,000	18,999,135
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.69% due 01/15/28[4,8]	18,000,000	17,943,618
TICP CLO Ltd.
2014-3A, 2.34% due 01/20/27[4,8]	16,850,000	16,840,983
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[3]	19,800,000	16,815,241
CIFC Funding Ltd.
2015-2A, 4.87% due 12/05/24[4,8]	6,250,000	6,251,613
2016-1A, 3.95% due 01/22/27[4,8]	5,550,000	5,578,609
2013-2A, 4.76% due 04/21/25[4,8]	4,250,000	4,258,930
TICP CLO II Ltd.
2017-2A, 2.32% due 07/20/26[4,8]	15,950,000	15,931,963
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.91% due 12/15/28[4,8]	16,000,000	15,914,808
Voya CLO Ltd.
2013-1X, due 04/15/24[3,4]	20,000,000	11,925,682
2015-3A, 5.11% due 10/15/22[4,8]	4,000,000	3,988,348
Resource Capital Corp.
2015-CRE4, 4.17% due 08/15/32[4,8]	7,750,000	7,672,500

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9% (continued)
Collateralized Loan Obligations - 22.8% (continued)
2015-CRE3, 5.17% due 03/15/32[4,8]	$7,000,000	$6,956,488
Venture XIX CLO Ltd.
2016-19A, 4.01% due 01/15/27[4,8]	14,350,000	14,316,069
Seneca Park CLO Limited
2017-1A, 2.28% due 07/17/26[4,8]	13,132,000	13,148,505
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.40% due 10/15/26[4,8]	7,500,000	7,467,002
2017-5A, 4.30% due 10/15/26[4,8]	5,600,000	5,609,532
Telos CLO Ltd.
2017-6A, 3.76% due 01/17/27[4,8]	7,500,000	7,544,193
2013-3A, 4.16% due 01/17/24[4,8]	2,750,000	2,751,021
2013-3A, 5.41% due 01/17/24[4,8]	2,550,000	2,534,219
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,8]	14,000,000	12,717,495
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.48% due 10/10/26[4,8]	5,400,000	5,386,784
2015-6A, 3.93% due 10/10/26[4,8]	4,000,000	3,997,611
2015-6A, 4.88% due 10/10/26[4,8]	3,000,000	2,994,759
Flagship VII Ltd.
2017-7A, 2.28% due 01/20/26[4,8]	12,100,000	12,091,665
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[8]	12,000,000	12,065,936
Northwoods Capital XII Ltd.
2017-12A, 3.58% due 09/15/25[4,8]	12,000,000	12,031,115
Octagon Investment Partners XIX Ltd.
2017-1A, 2.26% due 04/15/26[4,8]	11,800,000	11,781,147
TCP Waterman CLO LLC
2016-1A, 4.25% due 12/15/28[4,8]	11,000,000	11,091,385
Catamaran CLO Ltd.
2012-1, 4.12% due 12/20/23[4,8]	7,000,000	7,000,311
2015-1A, 4.25% due 04/22/27[4,8]	4,000,000	4,038,280
NewStar Clarendon Fund CLO LLC
2015-1A, 3.86% due 01/25/27[4,8]	7,000,000	6,985,171
2015-1A, 4.51% due 01/25/27[4,8]	4,000,000	3,994,740
Babson CLO Ltd.
2012-2A, due 05/15/23[3,4,8]	11,850,000	3,926,069
2014-IA, due 07/20/25[3,4,8]	6,400,000	3,545,842
2013-IIA, 4.41% due 01/18/25[4,8]	3,500,000	3,482,717
Northwoods Capital XIV Ltd.
2017-14A, 3.63% due 11/12/25[4,8]	10,750,000	10,742,814
NXT Capital CLO LLC
2017-1A, due 04/23/26[4,8]	3,600,000	3,609,216
2017-1A, 3.78% due 04/20/29[4,8]	3,000,000	2,989,728
2017-1A, 4.53% due 04/20/29[4,8]	2,000,000	1,990,738
2015-1A, 5.31% due 04/21/27[4,8]	2,000,000	1,864,898
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[4,8]	10,300,000	10,299,533
Great Lakes CLO Ltd.
2015-1A, 4.91% due 07/15/26[4,8]	4,250,000	4,137,276
2014-1A, 4.86% due 04/15/25[4,8]	3,000,000	2,995,043
2014-1A, 5.36% due 04/15/25[4,8]	1,500,000	1,454,128
2012-1A, due 01/15/23[3,4,9]	3,250,000	1,326,183
Flagship CLO VIII Ltd.
2017-8A, 3.66% due 01/16/26[4,8]	9,825,000	9,797,472
Betony CLO Ltd.
2016-1A, 4.01% due 04/15/27[4,8]	5,450,000	5,456,290
2015-1A, 6.51% due 04/15/27[4,8]	4,500,000	4,303,200
Benefit Street Partners CLO V Ltd.
2017-VA, 3.66% due 10/20/26[4,8]	9,000,000	9,073,940
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[3,8]	9,500,000	8,948,228
ACIS CLO Ltd.
2014-4A, 3.72% due 05/01/26[4,8]	3,600,000	3,578,484
2015-6A, 4.54% due 05/01/27[4,8]	3,250,000	3,249,899
2013-1A, 5.66% due 04/18/24[4,8]	2,100,000	2,102,285
Steele Creek CLO Ltd.
2017-1A, 3.72% due 08/21/26[4,8]	8,550,000	8,590,722

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9% (continued)
Collateralized Loan Obligations - 22.8% (continued)
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[3,4,8]	$10,500,000	$7,885,232
Atlas Senior Loan Fund IV Ltd.
2014-2A, 4.63% due 02/17/26[4,8]	3,990,000	3,969,768
2014-2A, 3.88% due 02/17/26[4,8]	3,900,000	3,905,516
Nelder Grove CLO Ltd.
2017-1A, 3.60% due 08/28/26[4,8]	7,450,000	7,503,344
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 4.65% due 03/20/27[4,8]	7,500,000	7,500,490
Cent CLO
2014-16A, 4.37% due 08/01/24[4,8]	7,250,000	7,250,210
Fortress Credit Investments IV Ltd.
2015-4A, 4.66% due 07/17/23[4,8]	7,300,000	7,228,955
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[3,4,8]	6,400,000	5,121,213
2013-3X SUB, due 07/15/25[3]	4,000,000	2,099,724
OCP CLO Ltd.
2014-7A, 4.16% due 10/20/26[4,8]	5,000,000	5,013,127
2014-6A, 4.26% due 07/17/26[4,8]	2,000,000	1,999,913
Benefit Street Partners CLO Ltd.
2015-IA, 4.26% due 10/15/25[4,8]	6,500,000	6,503,294
Dryden XXXI Senior Loan Fund
2017-31A, 2.24% due 04/18/26[4,8]	6,500,000	6,496,593
Blue Hill CLO Ltd.
2017-1A, 3.56% due 01/15/26[4,8]	6,500,000	6,490,005
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.17% due 10/15/23[4,8]	3,500,000	3,472,669
2014-1A, 4.37% due 10/15/23[4,8]	3,000,000	2,995,845
OZLM VI Ltd.
2017-6A, 3.86% due 04/17/26[4,8]	6,325,000	6,324,768
Newstar Commercial Loan Funding LLC
2015-1A, 5.01% due 01/20/27[4,8]	5,000,000	4,999,624
2014-1A, 5.91% due 04/20/25[4,8]	1,250,000	1,224,130
WhiteHorse VII Ltd.
2013-1A, 5.99% due 11/24/25[4,8]	6,500,000	6,105,377
Resource Capital Corporation 2017-CRE5 Ltd.
2017-CRE5, 3.09% due 07/15/34[4,8]	6,000,000	6,011,580
Flatiron CLO Ltd.
2017-1A, 3.56% due 07/17/26[4,8]	6,000,000	6,010,953
Shackleton VII CLO Ltd.
2016-7A, 4.01% due 04/15/27[4,8]	6,000,000	5,996,346
Hull Street CLO Ltd.
2014-1A, 4.76% due 10/18/26[4,8]	5,785,000	5,683,595
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[3,4,8]	9,600,000	5,643,429
Silvermore CLO Ltd.
2014-1A, 4.18% due 05/15/26[4,8]	5,500,000	5,548,114
Dryden XXVIII Senior Loan Fund
2013-28A, 5.08% due 08/15/25[4,8]	6,000,000	5,520,555
Fortress Credit BSL Ltd.
2013-1A, 4.06% due 01/19/25[4,8]	5,500,000	5,499,751
Saranac CLO II Ltd.
2014-2A, 6.32% due 02/20/25[4,8]	5,750,000	5,447,678
BNPP IP CLO Ltd.
2014-2A, 6.42% due 10/30/25[4,8]	5,500,000	5,185,756
Mountain Hawk II CLO Ltd.
2013-2A, 4.31% due 07/22/24[4,8]	2,750,000	2,621,407
2013-2A, 3.76% due 07/22/24[4,8]	2,500,000	2,493,040
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[3,4,8]	11,040,000	5,072,868
KKR Financial CLO Ltd.
2015-12, 4.16% due 07/15/27[4,8]	5,000,000	5,016,117
Ares XXXIII CLO Ltd.
2016-1A, 4.02% due 12/05/25[4,8]	5,000,000	5,013,102
Sudbury Mill CLO Ltd.
2017-1A, 3.61% due 01/17/26[4,8]	5,000,000	4,987,599
Fifth Street SLF II Ltd.
2015-2A, 3.98% due 09/29/27[4,8]	5,000,000	4,888,851

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9% (continued)
Collateralized Loan Obligations - 22.8% (continued)
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[8]	$4,750,000	$4,742,920
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.41% due 07/25/25[4,8]	2,750,000	2,637,407
2014-1A, 4.46% due 07/25/25[4,8]	2,000,000	1,981,223
AMMC CLO XV Ltd.
2016-15A, 4.02% due 12/09/26[4,8]	4,500,000	4,551,138
WhiteHorse X Ltd.
2015-10A, 6.46% due 04/17/27[4,8]	4,980,000	4,530,708
Vibrant Clo III Ltd.
2016-3A, 4.11% due 04/20/26[4,8]	4,500,000	4,505,277
Tuolumne Grove CLO Ltd.
2014-1A, 5.91% due 04/25/26[4,8]	4,750,000	4,385,676
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.12% due 12/20/24[4,8]	3,250,000	3,254,440
2012-1A, 4.18% due 08/15/23[4,8]	1,000,000	1,002,582
Franklin CLO VI Ltd.
2007-6A, 3.43% due 08/09/19[4,8]	4,165,000	4,154,792
OHA Loan Funding Ltd.
2017-1A, 4.20% due 07/23/25[4,8]	4,100,000	4,100,864
Madison Park Funding XVI Ltd.
2016-16A, 3.81% due 04/20/26[4,8]	4,000,000	4,007,573
TICP CLO I Ltd.
2014-1A, 5.67% due 04/26/26[4,8]	4,200,000	4,000,387
Symphony Clo V Ltd.
2007-5A, 5.41% due 01/15/24[4,8]	4,000,000	3,999,752
JFIN CLO Ltd.
2007-1A, 3.96% due 07/20/21[4,8]	4,000,000	3,993,887
Airlie CLO Ltd.
2006-2A, 2.61% due 12/20/20[4,8]	4,000,000	3,981,458
Adams Mill CLO Ltd.
2014-1A, 6.16% due 07/15/26[4,8]	4,000,000	3,773,158
Grayson CLO Ltd.
2006-1A, 1.58% due 11/01/21[4,8]	3,700,000	3,673,344
Jamestown CLO VI Ltd.
2015-6A, 4.42% due 02/20/27[4,8]	3,750,000	3,668,410
Garrison Funding Ltd.
2016-2A, 5.17% due 09/29/27[4,8]	3,700,000	3,636,986
NewMark Capital Funding CLO Ltd.
2014-2A, 4.48% due 06/30/26[4,8]	3,500,000	3,501,888
Ares XXVI CLO Ltd.
2013-1A, 3.91% due 04/15/25[4,8]	2,000,000	1,999,908
2013-1A, 4.91% due 04/15/25[4,8]	1,500,000	1,500,329
Palmer Square CLO Ltd.
2017-1A, 3.23% due 05/15/25[4,8]	3,500,000	3,499,502
Primus Clo II Ltd.
2007-2A, 2.11% due 07/15/21[4,8]	3,500,000	3,499,386
OZLM IX Ltd.
2017-9A, 3.51% due 01/20/27[4,8]	3,500,000	3,486,804
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.91% due 01/20/27[4,8]	3,500,000	3,465,121
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 4.46% due 10/18/25[4,8]	3,500,000	3,438,060
Cerberus Loan Funding XVI, LP
2016-2A, 4.96% due 11/15/27[4,8]	3,350,000	3,388,001
Mountain Hawk I CLO Ltd.
2013-1A, 3.88% due 01/20/24[4,8]	3,400,000	3,384,049
PFP Ltd.
2017-3, 3.67% due 01/14/35[4,8]	3,250,000	3,268,246
Oaktree EIF II Series B1 Ltd.
2015-B1A, 4.28% due 02/15/26[4,8]	3,250,000	3,249,677
DIVCORE CLO Ltd.
2013-1A, 5.06% due 11/15/32[4,8]	3,250,000	3,247,498
Flatiron CLO Ltd.
2013-1A, 4.76% due 01/17/26[4,8]	3,200,000	3,185,815
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[3,4,8]	5,650,000	3,073,162
Mountain Hawk III CLO Ltd.
2014-3A, 3.96% due 04/18/25[4,8]	3,000,000	3,008,259
Vibrant CLO II Ltd.
2013-2A, 3.90% due 07/24/24[4,8]	3,000,000	3,005,422

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9% (continued)
Collateralized Loan Obligations - 22.8% (continued)
Vibrant CLO Ltd.
2015-1A, 5.06% due 07/17/24[4,8]	$3,000,000	$3,000,886
Galaxy XIX CLO Ltd.
2015-19A, 4.55% due 01/24/27[4,8]	3,000,000	3,000,025
West CLO Ltd.
2013-1A, due 11/07/25[3,4,8]	5,300,000	2,926,818
Marathon CLO V Ltd.
2013-5A, due 02/21/25[3,4,8]	5,500,000	2,856,251
Sound Point CLO I Ltd.
2012-1A, 5.74% due 10/20/23[4,8]	2,750,000	2,750,186
Gallatin CLO VII Ltd.
2014-1A, 4.92% due 07/15/23[4,8]	2,500,000	2,504,526
ALM XIV Ltd.
2014-14A, 4.62% due 07/28/26[4,8]	2,500,000	2,500,025
Venture CLO Ltd.
2013-14A, 3.95% due 08/28/25[4,8]	2,250,000	2,249,336
Shackleton CLO Ltd.
2014-6A, 4.62% due 07/17/26[4,8]	2,068,000	2,042,284
AIMCO CLO Series
2015-AA, 4.46% due 01/15/28[4,8]	2,000,000	2,006,790
AMMC CLO XIV Ltd.
2014-14A, 3.96% due 07/27/26[4,8]	2,000,000	2,005,042
Cent CLO 21 Ltd.
2017-21A, 3.57% due 07/27/26[4,8]	2,000,000	1,996,608
Cerberus Onshore II CLO LLC
2014-1A, 4.66% due 10/15/23[4,8]	1,000,000	998,614
2014-1A, 5.16% due 10/15/23[4,8]	1,000,000	995,128
Lime Street CLO Ltd.
2007-1A, 3.77% due 06/20/21[4,8]	2,000,000	1,975,403
Atlas Senior Loan Fund VI Ltd.
2017-6A, 3.56% due 10/15/26[4,8]	1,800,000	1,795,208
Madison Park Funding XI Ltd.
2013-11A, 4.65% due 10/23/25[4,8]	1,750,000	1,750,623
Octagon Investment Partners XV Ltd.
2013-1A, 4.01% due 01/19/25[4,8]	1,750,000	1,749,891
MCF CLO IV LLC
2014-1A, 7.06% due 10/15/25[4,8]	1,750,000	1,690,072
Jefferson Mill CLO Ltd.
2015-1A, 6.76% due 07/20/27[4,8]	1,750,000	1,626,053
Saranac CLO I Ltd.
2013-1A, 3.87% due 10/26/24[4,8]	1,500,000	1,499,965
Greywolf CLO III Ltd.
2014-1A, 4.00% due 04/22/26[4,8]	1,500,000	1,499,302
Kingsland IV Ltd.
2007-4A, 2.61% due 04/16/21[4,8]	1,500,000	1,449,118
COA Summit CLO Ltd.
2014-1A, 5.01% due 04/20/23[4,8]	1,250,000	1,246,053
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,4,9]	8,150,000	1,150,431
Northwoods Capital XI Ltd.
2017-11A, 3.56% due 04/15/25[4,8]	1,000,000	1,000,031
MP CLO III Ltd.
2013-1A, 3.91% due 04/20/25[4,8]	1,000,000	999,899
Eastland CLO Ltd.
2007-1A, 1.57% due 05/01/22[4,8]	1,000,000	994,440
WhiteHorse VIII Ltd.
2014-1A, 3.92% due 05/01/26[4,8]	1,000,000	992,494
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,4,8]	2,948,870	647,572
ICE EM CLO
2007-1A, 2.19% due 08/15/22[4,8]	512,366	509,133
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[3,4,8]	2,000,000	252,551
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[3,4,8]	2,650,000	130,990
2012-1X, due 07/17/23[3]	1,250,000	61,788
Fortress Credit Opportunities
2005-1A, 1.58% due 07/15/19[4,8]	177,565	174,619

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9% (continued)
Collateralized Loan Obligations - 22.8% (continued)
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,3,8	$2,250,000	$2
Total Collateralized Loan Obligations		1,301,705,083
Transport-Aircraft - 5.4%
AASET Trust
2017-1A, 3.97% due 05/16/42[8]	67,400,000	67,504,745
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% due 12/15/29[4]	14,158,912	14,212,008
2014-1, 5.13% due 12/15/29[4]	13,442,005	13,492,413
2016-2, 5.93% due 11/15/41	10,604,153	10,631,703
2016-2, 4.21% due 11/15/41	9,467,994	9,478,939
2017-1A, 5.93% due 05/16/42[8]	7,000,000	7,004,792
2016-1A, 6.50% due 03/17/36[8]	5,250,000	5,276,250
2016-2, 7.87% due 11/15/41	4,238,932	4,248,309
Raspro Trust
2005-1A, 1.78% due 03/23/24[4,8]	55,302,405	52,399,028
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[9]	21,070,749	21,085,305
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[8]	15,351,460	15,516,427
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[8]	15,375,000	15,086,719
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[8]	11,489,150	11,610,372
Rise Ltd.
6.50% due 02/12/39	6,359,329	6,391,126
2014-1A, 4.75% due 02/12/39	4,892,984	4,917,449
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[8]	10,460,813	10,278,419
Stripes Aircraft Ltd.
2013-1 A1, 4.71% due 03/20/23†††,1	7,783,154	7,591,221
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	6,155,250	6,162,944
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[8]	5,060,496	5,184,070
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[9]	3,009,432	2,939,860
2013-1A, 6.38% due 12/13/48[9]	2,079,124	1,933,585
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[8]	4,429,687	4,389,618
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[8]	4,143,629	4,122,911
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	2,034,855	2,035,873
AASET
2014-1 C, 10.00% due 12/15/29	1,999,425	2,006,922
Airplanes Pass Through Trust
2001-1A, 1.54% due 03/15/19[4,9]	2,597,964	302,663
Total Transport-Aircraft		305,803,671
Collateralized Debt Obligations - 1.6%
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[4,8]	20,532,795	20,075,609
Putnam Structured Product Funding Ltd.
2003-1A, 2.16% due 10/15/38[4,8]	21,205,550	19,911,869
N-Star REL CDO VIII Ltd.
2006-8A, 1.41% due 02/01/41[4,8]	19,504,441	19,345,714
SRERS Funding Ltd.
2011-RS, 1.34% due 05/09/46[4,8]	17,179,573	10,830,686
2011-RS, 1.35% due 05/09/46[4,8]	1,290,206	1,277,665
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[8]	5,000,000	4,948,115
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.60% due 11/21/40[4,8]	4,652,803	4,585,403
Highland Park CDO I Ltd.
2006-1A, 1.59% due 11/25/51[4,8]	4,407,259	4,162,104
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††,4,9	2,866,785	2,894,535
Static Repackaging Trust Ltd.
2004-1A, 2.23% due 05/10/39[4,8]	2,569,726	2,521,128

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
ASSET-BACKED SECURITIES†† - 29.9% (continued)
Collateralized Debt Obligations - 1.6% (continued)
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.54% due 11/20/46	$1,187,087	$1,175,482
Pasadena CDO Ltd.
2002-1A, 2.12% due 06/19/37[4,8]	556,040	550,213
Total Collateralized Debt Obligations		92,278,523
Whole Business - 0.1%
Drug Royalty III Limited Partnership 1
2017-1A, 3.72% due 04/15/27[4,8]	4,150,000	4,149,866
Financials - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[4]	324,359	324,300
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.35% due 07/09/17[4]	26,000	25,994
Total Financials		350,294
Total Asset-Backed Securities
(Cost $1,746,411,736)		1,704,287,437

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4%
Residential Mortgage Backed Securities - 15.4%
LSTAR Securities Investment Ltd.
2017-1, 3.05% due 01/01/22[4,8]	42,456,488	42,358,838
2016-4, 3.05% due 10/01/21[4,8]	29,824,702	29,711,667
2016-5, 3.05% due 11/01/21[4,8]	11,712,567	11,663,468
2016-3, 3.05% due 09/01/21[4,8]	9,989,175	9,910,582
LSTFV
2017-1A, 3.55% due 04/01/20[1]	59,794,390	59,291,519
CIM Trust
2017-2, 3.05% due 12/25/57[4,8]	56,671,622	56,641,400
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[4,8]	53,265,272	53,048,908
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.85% due 11/25/37[4]	52,278,506	50,930,326
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% due 02/28/32[4,8]	33,066,487	33,029,327
2017-NPL1, 3.60% due 01/28/32[8]	14,753,965	14,723,286
RALI Series Trust
2006-QO8, 1.42% due 10/25/46[4]	14,738,222	13,016,251
2006-QO10, 1.38% due 01/25/37[4]	10,088,374	9,017,532
2006-QO3, 1.43% due 04/25/46[4]	15,254,638	7,915,061
2007-QO2, 1.37% due 02/25/47[4]	11,839,057	7,194,442
2006-QO2, 1.49% due 02/25/46[4]	13,183,233	6,156,712
2006-QO2, 1.44% due 02/25/46[4]	4,437,298	2,030,216
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[8]	44,668,789	44,668,789
LSTAR Securities Investment Limited
2017-3, 3.05% due 04/01/22†††,4,8	43,506,103	43,200,255
FirstKey Master Funding
2017-R1, 1.28% due 11/03/41†††,4,8	43,750,000	40,999,523
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[8]	33,199,893	33,381,583
GCAT
2017-1, 3.38% due 03/25/47[8]	28,582,251	28,520,714
American Home Mortgage Assets Trust
2007-1, 1.43% due 02/25/47[4]	33,077,195	21,476,516
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[4,8]	20,710,863	20,701,823
Nationstar Home Equity Loan Trust
2007-C, 1.20% due 06/25/37[4]	21,708,889	20,490,649
NRPL Trust
2015-1A, 3.88% due 11/01/54[8]	15,415,891	15,355,489
2014-2A, 3.75% due 10/25/57[4,8]	4,987,377	5,032,779

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Residential Mortgage Backed Securities - 15.4% (continued)
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[8]	$16,857,302	$16,868,372
GCAT LLC
2017-4, 3.23% due 05/25/22[8]	14,539,724	14,510,009
2015-1, 3.63% due 05/26/20[8]	2,012,594	2,016,404
GSAMP TRUST
2002-HE2, 2.25% due 10/20/32[4,8]	16,488,556	16,426,440
Lehman XS Trust Series
2006-16N, 1.41% due 11/25/46[4]	10,471,893	9,484,224
2006-10N, 1.43% due 07/25/46[4]	7,489,535	6,770,312
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[8]	15,042,437	15,055,069
VOLT LIII LLC
2016-NP13, 3.88% due 12/25/46[8]	14,783,075	14,875,428
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[8]	13,806,163	13,860,402
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[8]	13,858,558	13,839,712
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 1.21% due 07/25/37[4]	11,711,897	9,783,505
GSAA Home Equity Trust
2006-3, 1.52% due 03/25/36[4]	5,029,111	3,681,670
2007-7, 1.49% due 07/25/37[4]	3,216,936	2,955,988
2006-14, 1.47% due 09/25/36[4]	4,018,359	2,419,462
Nomura Resecuritization Trust
2015-4R, 1.96% due 03/26/36[4,8]	5,853,408	5,601,723
2012-1R, 1.48% due 08/27/47[4,8]	2,658,200	2,647,527
Luminent Mortgage Trust
2006-2, 1.42% due 02/25/46[4]	10,590,469	8,146,092
GSAA Trust
2006-9, 1.46% due 06/25/36[4]	13,398,085	7,733,975
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.57% due 11/25/46[4]	9,055,596	7,425,995
HSI Asset Securitization Corporation Trust
2005-OPT1, 1.64% due 11/25/35[4]	7,320,000	6,742,746
American Home Mortgage Investment Trust
2006-1, 1.62% due 03/25/46[4]	5,560,352	4,815,279
Alliance Bancorp Trust
2007-OA1, 1.46% due 07/25/37[4]	4,205,318	3,515,868
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.36% due 07/25/37[4,8]	2,178,130	1,999,590
Morgan Stanley Re-REMIC Trust
2010-R5, 2.07% due 06/26/36[8]	1,854,554	1,567,119
First Franklin Mortgage Loan Trust
2006-FF1, 1.66% due 01/25/36[4]	1,225,000	1,131,423
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 1.36% due 07/25/36[4]	1,106,834	1,012,572
Total Residential Mortgage Backed Securities		875,354,561
Commercial Mortgage Backed Securities - 2.7%
Cosmopolitan Hotel Trust
2016-CSMO, 5.81% due 11/15/33[4,8]	41,183,000	41,840,256
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[8]	40,150,000	40,175,062
Cold Storage Trust
2017-ICE3, 3.26% due 04/15/24[4,8]	24,306,000	24,351,277
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% due 12/15/34[4,8]	22,600,000	21,739,417
GS Mortgage Securities Trust
2014-GSFL, 5.06% due 07/15/31[4,8]	11,660,000	11,736,423
CDGJ Commercial Mortgage Trust
2014-BXCH, 5.38% due 12/15/27[4,8]	11,114,944	11,156,507

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount1[17]		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Commercial Mortgage Backed Securities - 2.7% (continued)
GE Business Loan Trust
2007-1A, 1.61% due 04/16/35[4,8]		$2,672,293	$2,447,815
Total Commercial Mortgage Backed Securities			153,446,757
Military Housing - 0.3%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[8]		9,000,000	10,041,860
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[9]		5,817,234	6,194,482
Total Military Housing			16,236,342
Total Collateralized Mortgage Obligations
(Cost $1,036,559,291)			1,045,037,660

SENIOR FLOATING RATE INTERESTS††,4 - 13.6%
Technology - 2.8%
Epicor Software
4.98% due 06/01/22		14,896,170	14,886,935
5.23% due 06/01/22		7,598,101	7,636,091
Project Alpha (Qlik)
4.67% due 04/26/24		13,900,000	13,795,751
EIG Investors Corp.
5.14% due 02/09/23		13,310,917	13,368,377
TIBCO Software, Inc.
5.73% due 12/04/20		11,943,598	11,988,387
Severin Acquisition LLC
6.18% due 07/30/21[1]		3,438,750	3,427,746
6.05% due 07/30/21[1]		3,441,375	3,415,565
6.30% due 07/30/21[1]		2,621,645	2,624,267
6.68% due 07/30/21[1]		794,000	805,513
Advanced Computer Software
10.67% due 01/31/23[1]		5,000,000	4,562,500
6.67% due 03/18/22		3,421,250	3,348,548
Planview, Inc. (PHNTM Holdings, Inc.)
6.48% due 01/27/23†††,1		6,600,000	6,508,335
Nimbus Acquisition Topco Ltd.
7.25% due 07/15/21†††,1	GBP	5,050,000	6,504,181
LANDesk Group, Inc.
5.48% due 01/20/24		6,460,680	6,416,295
Palermo Finance Corp.
5.66% due 04/17/23†††,1		6,450,000	6,388,046
AVSC Holding Corp.
4.62% due 04/29/24		5,500,000	5,496,590
Solera LLC
5.63% due 03/03/21†††,1		5,805,000	5,204,906
GD Finance Co., Inc.
3.75% due 04/03/18	EUR	4,000,000	4,580,240
Kronos, Inc.
4.68% due 11/01/23		4,477,528	4,504,393
Masergy Holdings, Inc.
5.05% due 12/15/23		4,279,248	4,295,295
Active Network LLC
6.23% due 11/13/20		3,964,548	3,994,282
Ipreo Holdings
4.55% due 08/06/21		3,214,744	3,187,611
Infor (US), Inc.
3.75% due 02/01/22	EUR	2,194,500	2,523,813
Oberthur Technologies of America Corp.
3.75% due 01/10/24		2,297,806	2,312,167
MRI Software LLC
7.30% due 06/30/23[1]		3,314,465	2,195,729
Sparta Holding Corp.
6.73% due 07/28/20†††,1		1,814,608	1,805,303
Ceridian Corp.
4.73% due 09/15/20		1,684,835	1,671,154
Verisure Cayman 2
3.00% due 10/21/22	EUR	1,400,000	1,603,995
Oberthur Technologies Group SAS
3.75% due 01/10/24	EUR	1,350,000	1,549,038
Ascend Learning LLC
4.25% due 06/28/24		1,500,000	1,500,000
CPI Acquisition, Inc.
5.83% due 08/17/22		1,722,372	1,464,017
Compucom Systems, Inc.
4.48% due 05/11/20		1,865,732	1,463,051
GTT Communications, Inc.
5.25% due 01/09/24		1,293,500	1,295,932
Ministry Brands LLC
6.23% due 12/02/22[1]		1,294,997	1,282,047
GlobalLogic Holdings, Inc.
5.80% due 06/20/22		1,235,493	1,246,304
Miami Escrow Borrower LLC
3.00% due 04/29/24	EUR	1,000,000	1,155,774
Aspect Software, Inc.
11.22% due 05/25/20[6]		1,052,219	1,039,067
Mirion Technologies
6.05% due 03/31/22		682,793	681,086
Total Technology			161,728,331
Consumer, Cyclical - 2.7%
Petco Animal Supplies, Inc.
4.17% due 01/26/23		15,281,872	13,761,325
Mavis Tire
6.50% due 11/02/20†††,1		9,235,500	9,148,757
National Vision, Inc.
4.23% due 03/12/21		7,142,695	7,164,123
6.98% due 03/11/22		650,000	632,125
Life Time Fitness, Inc.
4.23% due 06/10/22		7,651,600	7,654,814
Navistar Inc.
5.09% due 08/07/20		7,000,981	7,075,401
USIC Holding, Inc.
4.92% due 12/08/23		6,609,938	6,618,200
Sears Holdings Corp.
5.72% due 06/30/18		6,592,380	6,485,254

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,4 - 13.6% (continued)
Consumer, Cyclical - 2.7% (continued)
Advantage Sales & Marketing LLC
4.55% due 07/23/21		$6,326,472	$6,053,675
Accuride Corp.
8.00% due 11/17/23		5,629,250	5,657,396
Belk, Inc.
5.91% due 12/12/22		5,827,645	4,944,757
At Home Holding III Corp.
4.67% due 06/03/22		4,900,000	4,881,625
Sky Bet
5.56% due 02/25/22	GBP	3,700,000	4,873,748
Leslie's Poolmart, Inc.
4.87% due 08/16/23		4,801,127	4,813,130
Gates Global LLC
3.50% due 04/01/24	EUR	3,740,625	4,298,493
4.55% due 04/01/24		475,000	474,568
Fitness International LLC
5.48% due 07/01/20		4,421,416	4,478,054
Truck Hero, Inc.
5.16% due 04/22/24		4,400,000	4,364,272
Amaya Holdings B.V.
4.80% due 08/01/21		4,319,899	4,323,830
Eyemart Express
5.25% due 12/17/21		4,085,000	4,125,850
Acosta, Inc.
4.48% due 09/26/21		2,453,216	2,188,269
4.47% due 09/26/19†††,1		1,733,333	1,630,013
0.50% due 09/26/19		266,667	226,968
BBB Industries, LLC
6.23% due 11/03/21		3,917,037	3,936,622
P.F. Chang's China Bistro, Inc.
4.56% due 07/02/19		3,618,073	3,590,938
Blue Nile, Inc.
7.80% due 02/17/23[1]		3,500,000	3,473,750
Neiman Marcus Group, Inc.
4.34% due 10/25/20		4,636,505	3,467,735
Intrawest Resorts Holdings, Inc.
4.25% due 06/28/24		3,050,000	3,053,813
Men's Wearhouse
4.61% due 06/18/21		3,129,134	2,990,294
Checkers Drive-In Restaurants, Inc.
5.41% due 04/25/24		2,850,000	2,837,546
Packers Holdings
4.55% due 12/02/21		2,055,725	2,060,864
Dealer Tire LLC
5.06% due 12/22/21		1,950,263	1,974,641
Floor And Decor Outlets of America, Inc.
4.73% due 09/30/23		1,961,009	1,965,911
Peer Holding BV
3.50% due 02/25/22[1]	EUR	1,600,000	1,850,627
Med Finance Merger Sub LLC
7.48% due 08/16/21[1]		1,572,641	1,572,641
GVC Holdings plc
3.25% due 03/02/23	EUR	1,300,000	1,491,058
Playa Resorts Holdings BV
4.17% due 04/29/24		1,075,000	1,074,495
Richmond UK Bidco Ltd.
4.50% due 03/03/24	GBP	800,000	1,055,346
K & N Parent, Inc.
5.98% due 10/20/23		995,000	997,488
Global Blue Finance Sarl
4.25% due 12/12/22	EUR	500,000	579,509
BJ's Wholesale Club, Inc.
4.97% due 02/03/24		479,000	463,581
Total Consumer, Cyclical			154,311,506
Consumer, Non-cyclical - 2.3%
IHC Holding Corp.
8.05% due 04/30/21†††,1		7,368,750	7,298,124
7.91% due 04/30/21†††,1		1,439,125	1,437,096
Affordable Care Holdings Corp.
5.98% due 10/24/22		7,141,250	7,141,251
Lineage Logistics LLC
4.73% due 04/07/21		6,333,683	6,329,756
Immucor, Inc.
6.00% due 06/27/21		5,550,000	5,591,625
One Call Medical, Inc.
5.24% due 11/27/20		6,024,728	5,576,669
American Seafoods
6.25% due 08/19/21[1]		5,525,556	5,534,783
Endo Luxembourg Finance Co.
5.50% due 04/29/24		5,450,000	5,497,688
CareCore National LLC
5.23% due 03/05/21		5,060,661	5,111,268
Springs Industries, Inc.
7.71% due 06/01/21†††,1		5,049,000	5,049,000
Authentic Brands
5.30% due 05/27/21		4,842,160	4,860,318
ABB Concise Optical Group LLC
6.24% due 06/15/23		4,545,650	4,542,832
American Tire Distributors, Inc.
5.48% due 09/01/21		4,413,741	4,434,442
Project Ruby Ultimate Parent Corp.
4.98% due 02/09/24		4,286,320	4,286,320
Grocery Outlet, Inc.
4.80% due 10/21/21		4,350,426	4,282,472
Arctic Glacier Group Holdings, Inc.
5.48% due 03/20/24		4,189,500	4,231,395
Surgery Center Holdings, Inc.
4.25% due 06/20/24		3,950,000	3,962,364
Chobani LLC
5.48% due 10/09/23		3,854,939	3,876,643
DJO Finance LLC
4.39% due 06/08/20		3,705,966	3,663,495
SHO Holding I Corp.
6.23% due 10/27/22[1]		3,381,439	3,381,439
Packaging Coordinators Midco, Inc.
5.15% due 06/30/23		3,168,000	3,160,080

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,4 - 13.6% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Smart & Final Stores LLC
4.77% due 11/15/22		$3,200,000	$3,066,656
Give and Go Prepared Foods Corp.
6.73% due 07/29/23		2,789,696	2,817,593
Chef's Warehouse Parent LLC
6.98% due 06/22/22[1]		2,592,099	2,621,260
Culligan Holding, Inc.
5.16% due 12/13/23		2,493,750	2,506,219
IVC Acquisition Midco Ltd.
4.75% due 01/26/24	GBP	1,800,000	2,344,635
Reddy Ice Holdings, Inc.
10.75% due 11/01/19[1]		1,125,000	1,057,500
6.76% due 05/01/19		1,053,730	1,039,905
CTI Foods Holding Co. LLC
4.73% due 06/29/20		1,250,000	1,175,000
8.48% due 06/28/21[1]		1,035,000	869,400
Nellson Nutraceutical (US)
6.15% due 12/23/21		1,807,328	1,802,809
BCPE Eagle Buyer LLC
5.48% due 03/18/24		1,695,750	1,699,989
ADMI Corp.
4.95% due 04/29/22		1,293,401	1,305,533
CPI Holdco LLC
5.30% due 03/21/24		1,197,000	1,201,489
Nellson Nutraceutical (CAD)
6.15% due 12/23/21		1,122,562	1,119,755
Alegeus Technologies LLC
6.31% due 04/28/23†††,1		1,000,000	990,296
NES Global Talent
6.67% due 10/03/19[1]		1,020,457	918,411
Stratose Intermediate Holdings II LLC
4.25% due 06/22/23		850,000	855,313
Global Healthcare Exchange LLC
4.25% due 06/22/24		700,000	699,419
Constellation Brands, Inc.
5.00% due 12/15/23		623,438	625,775
Quorum Business Solutions
5.92% due 08/06/21[1]		624,586	596,480
Pelican Products, Inc.
5.55% due 04/10/20		498,711	499,544
Alpha BidCo SAS
3.50% due 01/30/23	EUR	279,950	323,456
Cheese Bidco B.V.
3.50% due 01/30/23	EUR	120,050	138,707
Rite Aid Corp.
5.98% due 08/21/20		100,000	100,750
Targus Group International, Inc.
14.00% due 05/24/16†††,1		152,876	–
Total Consumer, Non-cyclical			129,624,954
Industrial - 2.0%
DAE Aviation
4.98% due 07/07/22		8,828,384	8,890,182
Optiv, Inc.
4.44% due 02/01/24		7,108,560	6,969,374
ProAmpac PG Borrower LLC
5.19% due 11/20/23		5,389,375	5,439,927
Arctic Long Carriers
5.73% due 05/18/23		5,400,000	5,379,750
Advanced Integration Technology LP
6.73% due 04/03/23		5,281,763	5,294,967
Kuehg Corp. - Kindercare
5.05% due 08/12/22		4,839,731	4,860,929
Diversitech Holdings, Inc.
4.70% due 06/03/24		3,750,000	3,752,363
8.70% due 06/02/25		1,000,000	1,017,500
BWAY Holding Co.
4.33% due 04/03/24		4,675,000	4,672,476
VC GB Holdings, Inc.
4.98% due 02/28/24		4,663,546	4,657,717
Pro Mach Group, Inc.
4.98% due 10/22/21		4,240,789	4,260,212
Tronair Parent, Inc.
5.84% due 09/08/23[1]		3,978,319	3,938,536
CHI Overhead Doors, Inc.
4.48% due 07/29/22		3,938,361	3,915,400
Pregis Holding I Corp.
4.80% due 05/20/21		3,696,293	3,691,673
SI Organization
6.05% due 11/22/19		3,670,367	3,687,177
Resource Label Group LLC
5.80% due 05/26/23[1]		2,000,000	1,990,000
9.80% due 11/26/23[1]		1,500,000	1,477,500
Hardware Holdings LLC
7.80% due 03/30/20†††,1		2,966,250	2,906,925
Bioplan USA, Inc.
5.98% due 09/23/21		2,757,173	2,739,940
CPG International LLC
5.05% due 05/05/24		2,718,188	2,730,093
Corialis Group Ltd.
3.75% due 03/11/24	EUR	2,000,000	2,304,032
ICSH Parent, Inc.
5.18% due 04/29/24		2,287,059	2,289,918
Capstone Logistics
5.73% due 10/07/21		2,154,557	2,138,398
Thermasys Corp.
5.25% due 05/03/19[1]		2,184,063	1,935,625
Pexco LLC
4.68% due 05/08/24		1,900,000	1,901,197
Hillman Group, Inc.
4.80% due 06/30/21		1,763,277	1,773,205
Survitec
5.64% due 03/12/22[1]	GBP	1,125,000	1,435,356
4.25% due 03/12/22	EUR	300,000	336,665
Zodiac Pool Solutions LLC
5.30% due 12/20/23		1,752,087	1,765,227
CPM Holdings, Inc.
5.48% due 04/11/22		1,674,275	1,691,018

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,4 - 13.6% (continued)
Industrial - 2.0% (continued)
Imagine Print Solutions LLC
5.75% due 06/21/22		$1,650,000	$1,641,750
National Technical Systems
7.05% due 06/12/21†††,1		1,569,444	1,530,208
Douglas Dynamics LLC
4.73% due 12/31/21		1,522,362	1,529,974
ACA Compliance Group Holdings
5.75% due 01/29/21[1]		1,500,000	1,492,500
Swissport Investments S.A.
6.25% due 02/09/22	EUR	1,250,000	1,443,818
Endries Acquisition Holdings, Inc.
5.97% due 06/01/23[1]		1,250,000	1,237,500
Consolidated Container Co. LLC
4.73% due 05/22/24		1,000,000	1,003,960
American Bath Group LLC
6.55% due 09/30/23		945,863	955,028
Klockner Pentaplast of America, Inc.
4.75% due 06/28/22	EUR	700,000	794,546
Ceva Group PLC (United Kingdom)
due 03/19/19[1,11]	EUR	820,000	850,781
Duran Group Holding GMBH
4.00% due 03/21/24[1]	EUR	450,000	515,277
Filtration Group Corp.
4.48% due 11/23/20		498,709	499,437
Doncasters Group Ltd.
9.55% due 10/09/20[1]		456,207	436,248
Tank Holdings Corp.
5.57% due 03/16/22		432,609	432,968
Hunter Defense Technologies
7.16% due 08/05/19[1]		357,333	328,300
Engility Corp.
4.98% due 08/14/23		270,424	273,129
NANA Development Corp.
8.03% due 03/15/18[1]		186,894	183,157
Wencor Group
4.96% due 06/19/19†††,1		88,462	84,382
Total Industrial			115,076,245
Communications - 1.1%
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23		27,770,052	26,176,328
Dominion Web Solutions LLC
7.50% due 06/15/24[1]		7,538,462	7,407,692
Mcgraw-Hill Global Education Holdings LLC
5.23% due 05/04/22		5,454,977	5,358,642
Market Track LLC
5.33% due 06/05/24		4,250,000	4,228,750
SFR Group SA
4.42% due 01/14/25		4,229,750	4,220,952
Anaren, Inc.
5.80% due 02/18/21[1]		1,857,288	1,859,610
9.55% due 08/18/21[1]		1,500,000	1,477,500
Proquest LLC
5.48% due 10/24/21		2,990,944	3,000,306
Internet Brands
4.98% due 07/08/21		2,596,199	2,612,068
Ziggo Secured Finance BV
3.00% due 04/15/25	EUR	2,250,000	2,583,247
Neustar, Inc.
4.75% due 03/01/24		2,500,000	2,514,850
MergerMarket Ltd.
4.73% due 02/04/21		1,136,078	1,134,658
Liberty Cablevision of Puerto Rico LLC
4.66% due 01/07/22		1,030,000	1,018,845
Bureau van Dijk Electronic Publishing BV
4.50% due 09/23/21[1]	GBP	765,849	1,000,379
Virgin Media SFA Finance Ltd.
3.75% due 01/31/26	GBP	750,000	982,432
GTT Communications, Inc.
4.25% due 01/09/24		250,000	250,000
Total Communications			65,826,259
Financial - 1.1%
Misys Ltd.
4.74% due 06/13/24		27,050,000	27,039,991
4.25% due 06/13/24	EUR	3,500,000	4,048,327
National Financial Partners Corp.
4.80% due 01/08/24		9,540,500	9,555,383
Americold Realty Operating Partnership, LP
4.98% due 12/01/22		8,695,364	8,814,925
Acrisure LLC
6.30% due 11/22/23		6,100,000	6,150,813
York Risk Services
4.98% due 10/01/21[1]		3,017,920	2,944,735
Integro Parent, Inc.
6.93% due 10/28/22[1]		2,222,516	2,222,516
American Stock Transfer & Trust
5.80% due 06/26/20		1,549,593	1,551,530
Assured Partners, Inc.
4.73% due 10/21/22		1,377,156	1,375,724
Ryan LLC
6.98% due 08/07/20[1]		467,332	463,537
Total Financial			64,167,481
Utilities - 0.8%
Invenergy Thermal Operating I, LLC
6.80% due 10/19/22[1]		11,874,213	11,310,187
Dynegy, Inc.
4.48% due 02/07/24		9,276,750	9,253,094
Viva Alamo LLC
5.45% due 02/22/21		6,140,493	4,850,989

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,4 - 13.6% (continued)
Utilities - 0.8% (continued)
Helix Gen Funding LLC
4.96% due 06/03/24		$4,187,373	$4,209,817
MRP Generation Holding
8.30% due 10/18/22		3,473,750	3,230,588
Terraform AP Acquisition Holdings LLC
5.80% due 06/26/22		2,709,512	2,716,286
Exgen Texas Power LLC
6.05% due 09/18/21		3,775,603	2,251,883
Panda Hummel
7.23% due 10/27/22		1,520,000	1,398,400
Osmose Utility Services, Inc.
5.05% due 08/22/22		1,309,725	1,317,099
Panda Power
7.80% due 08/21/20		1,311,750	1,204,357
Panda Temple II Power
7.30% due 04/03/19		1,282,733	1,138,426
Stonewall
6.80% due 11/15/21		500,000	460,000
Panda Hummel Station
7.23% due 10/27/22		140,000	128,800
Total Utilities			43,469,926
Basic Materials - 0.4%
PQ Corp.
5.48% due 11/04/22		4,134,943	4,176,293
Platform Specialty Products
4.25% due 06/07/20	EUR	1,958,435	2,251,966
4.73% due 06/07/20		826,049	828,114
Arch Coal, Inc.
5.23% due 03/07/24		2,494,500	2,489,311
Hoffmaster Group, Inc.
5.80% due 11/21/23		2,437,750	2,457,569
Dubois Chemicals, Inc.
4.91% due 03/15/24		2,400,000	2,410,512
Zep, Inc.
5.23% due 06/27/22		1,960,000	1,962,450
EP Minerals LLC
5.50% due 08/20/20[1]		1,800,000	1,800,000
ASP Chromaflo Dutch I B.V.
5.23% due 11/20/23		1,687,354	1,692,636
ASP Chromaflo Intermediate Holdings, Inc.
5.23% due 11/20/23		1,297,646	1,301,707
Caldic BV
3.25% due 06/28/24	EUR	1,000,000	1,150,771
Ferro Corp.
2.75% due 02/14/24	EUR	598,500	687,882
Nexeo Solutions LLC
4.97% due 06/09/23		298,500	300,491
Total Basic Materials			23,509,702
Energy - 0.4%
Moss Creek Resources LLC
9.50% due 04/07/22†††,1		9,722,222	9,600,695
Ultra Petroleum, Inc.
4.12% due 04/12/24		5,250,000	5,210,625
Cactus Wellhead
7.23% due 07/31/20		3,286,624	3,188,026
Summit Midstream Partners, LP
7.23% due 05/13/22		2,000,000	2,020,000
Gavilan Resources LLC
7.08% due 03/01/24		1,500,000	1,422,495
PSS Companies
5.80% due 01/28/20[1]		848,129	720,910
Linn Energy LLC / Linn Energy Finance Corp.
4.55% due 02/27/21		276,935	257,549
Total Energy			22,420,300
Total Senior Floating Rate Interests
(Cost $783,926,943)			780,134,704

CORPORATE BONDS†† - 10.1%
Financial - 6.8%
Citigroup, Inc.
6.25% [4,5]		34,870,000	38,683,905
5.95% [4,5]		16,169,000	17,199,774
5.95% [4,5]		6,550,000	7,018,522
5.90% [4,5]		3,300,000	3,531,825
Bank of America Corp.
6.10% [4,5]		35,313,000	38,362,277
6.30% [4,5]		20,082,000	22,516,943
6.50% [4,5]		4,966,000	5,521,844
Wells Fargo & Co.
5.88% [4,5]		29,550,000	32,563,213
5.90% [4,5]		26,943,000	28,855,953
JPMorgan Chase & Co.
6.10% [4,5]		28,250,000	30,651,250
6.00% [4,5]		16,685,000	17,967,576
6.13% [4,5]		1,600,000	1,730,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27		28,750,000	29,594,530
Goldman Sachs Group, Inc.
5.30% [4,5]		27,880,000	29,274,000
Bank of New York Mellon Corp.
4.63% [4,5]		14,650,000	14,775,990
Atlas Mara Ltd.
8.00% due 12/31/20[1]		14,400,000	11,908,800
Voya Financial, Inc.
5.65% due 05/15/53[4]		10,960,000	11,645,000
KeyCorp
5.00% [4,5]		7,250,000	7,385,938
Greystar Real Estate Partners LLC
8.25% due 12/01/22[8]		5,771,000	6,218,253
CIC Receivables Master Trust
4.89% due 10/07/21†††		5,443,651	5,604,782
Station Place Securitization Trust
3.47% due 02/25/49[4,8]		5,000,000	5,001,223
Customers Bank
6.13% due 06/26/29[4,9]		4,500,000	4,590,000
QBE Insurance Group Ltd.
7.50% due 11/24/43[4,8]		3,800,000	4,408,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
CORPORATE BONDS†† - 10.1% (continued)
Financial - 6.8% (continued)
Citizens Financial Group, Inc.
5.50% [4,5]	$4,000,000	$4,180,000
NewStar Financial, Inc.
7.25% due 05/01/20	2,486,000	2,545,043
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,4]	2,500,000	2,540,625
Northern Trust Corp.
4.60% [4,5]	1,300,000	1,313,000
US Bancorp
5.30% [4,5]	1,200,000	1,278,000
Total Financial		386,866,266
Industrial - 0.9%
Encore Capital Group, Inc.
5.63% due 08/11/24[1]	42,200,000	42,200,000
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	5,221,000	5,142,685
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[8]	3,730,000	4,130,975
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,8	1,677,912	1,666,187
Total Industrial		53,139,847
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,8]	22,100,000	25,251,239
Yamana Gold, Inc.
4.95% due 07/15/24	14,750,000	14,902,751
GCP Applied Technologies, Inc.
9.50% due 02/01/23[8]	450,000	511,875
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]	1,885,418	169,688
1.00% due 09/10/44†††,1	37,690	–
New Day Aluminum
10.00% due 10/28/20†††,1	48,110	44,309
Total Basic Materials		40,879,862
Energy - 0.6%
CONSOL Energy, Inc.
8.00% due 04/01/23	10,300,000	10,815,000
Hess Corp.
7.30% due 08/15/31	7,791,000	8,967,924
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21	4,750,000	4,761,875
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20†††,1,12	5,037,000	4,638,221
Unit Corp.
6.63% due 05/15/21	1,850,000	1,771,375
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[8]	1,300,000	1,300,000
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[1,12]	7,557,400	869,101
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	300,000	306,000
Total Energy		33,429,496
Consumer, Cyclical - 0.5%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	10,955,000	10,352,475
6.75% due 06/15/23	6,000,000	5,595,000
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	6,803,000	6,394,820
Nathan's Famous, Inc.
10.00% due 03/15/20[8]	4,355,000	4,638,075
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	2,674,000	2,844,468
Total Consumer, Cyclical		29,824,838
Consumer, Non-cyclical - 0.5%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[8]	18,709,000	18,755,773
Offutt AFB America First Community LLC
5.46% due 09/01/50[8]	5,760,899	5,623,732
Bumble Bee Holdco SCA
9.63% due 03/15/18[8]	1,826,000	1,798,610
Beverages & More, Inc.
11.50% due 06/15/22[8]	1,250,000	1,215,625
Total Consumer, Non-cyclical		27,393,740
Technology - 0.1%
Micron Technology, Inc.
7.50% due 09/15/23	2,250,000	2,515,500
Epicor Software
9.40% due 06/21/23†††,1	1,850,000	1,807,450
Total Technology		4,322,950
Communications - 0.0%**
Cengage Learning, Inc.
9.50% due 06/15/24[8]	2,575,000	2,278,875
Total Corporate Bonds
(Cost $568,779,451)		578,135,874

FEDERAL AGENCY DISCOUNT NOTES†† - 1.8%
Federal Home Loan Bank[13]
1.00% due 08/04/17	100,000,000	99,905,556
Total Federal Agency Discount Notes
(Cost $99,905,556)		99,905,556

FOREIGN GOVERNMENT BONDS†† - 2.3%
Governmnet of United Kingdom
due 07/10/17[2]	GBP	56,230,000	73,240,873
Senegal Government International Bond
6.25% due 05/23/33[8]		19,600,000	19,888,786
Dominican Republic International Bond
6.85% due 01/27/45[8]		16,525,000	17,599,125

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
FOREIGN GOVERNMENT BONDS†† - 2.3% (continued)
Kenya Government International Bond
6.88% due 06/24/24[8]	$16,900,000	$17,280,250
Total Foreign Government Bonds
(Cost $124,199,731)		128,009,034

SENIOR FIXED RATE INTERESTS†† - 0.0%**
Consumer, Non-cyclical - 0.0%**
Targus Group International, Inc.
7.50% due 12/31/19[1]	63,989	63,989
Total Senior Fixed Rate Interests
(Cost $75,565)		63,989

COMMERCIAL PAPER†† - 9.6%
Campbell Soup Co.
0.73% due 07/10/17[8]	35,000,000	34,991,493
1.22% due 07/06/17[8]	20,000,000	19,996,611
Total Campbell Soup Co.		54,988,104
Deutsche Telekom AG
1.21% due 07/25/17[8]	50,000,000	49,954,000
Unitedhealth Group, Inc.
1.29% due 07/19/17[8]	28,900,000	28,881,360
1.28% due 07/19/17[8]	20,000,000	19,987,200
Total Unitedhealth Group, Inc.		48,868,560
Deutsche Telekom International Finance BV
1.33% due 08/10/17[8]	25,000,000	24,956,238
1.34% due 08/10/17[8]	20,000,000	19,964,991
Total Deutsche Telekom International Finance BV		44,921,229
Anthem, Inc.
1.34% due 07/17/17[8]	44,314,000	44,287,609
Comcast Corp.
1.31% due 07/27/17[8]	30,000,000	29,970,750
1.31% due 07/25/17[8]	10,000,000	9,991,000
Total Comcast Corp.		39,961,750
General Mills, Inc.
1.26% due 07/10/17[8]	23,700,000	23,692,535
1.26% due 07/12/17[8]	10,000,000	9,996,150
Total General Mills, Inc.		33,688,685
McDonald's Corp.
1.38% due 08/02/17[8]	33,000,000	32,959,520
Waste Management, Inc.
1.38% due 07/11/17[8]	20,000,000	19,992,333
1.37% due 07/11/17[8]	12,000,000	11,995,433
Total Waste Management, Inc.		31,987,766
Ryder System, Inc.
1.18% due 07/03/17[8]	30,000,000	29,997,967
Mondelez International, Inc.
1.43% due 08/07/178	30,000,000	29,955,908
Whirlpool Corp.
1.45% due 08/14/17[8]	27,570,000	27,521,140
Marsh & Mclennan Companies, Inc.
1.32% due 07/13/17[8]	15,000,000	14,993,150
1.37% due 07/13/17[8]	10,000,000	9,995,433
Total Marsh & Mclennan Companies, Inc.		24,988,583
Marriott International
1.39% due 08/02/17[8]	23,000,000	22,970,969
Georgia-Pacific LLC CP
1.20% due 07/17/17[8]	20,000,000	19,988,711
Harley-Davidson Financial Services
1.20% due 08/16/17[8]	8,500,000	8,483,342
Total Commercial Paper
(Cost $545,539,238)		545,523,843

REPURCHASE AGREEMENTS††,14 - 0.2%
Jefferies & Company, Inc issued 06/30/17 at 3.00% due 07/28/17[1]	11,808,000	11,808,000
Barclays issued 06/30/17 at 0.50% open maturity[18]	1,311,563	1,311,563
issued 06/30/17 at 0.25% open maturity[18]	316,875	316,875
Total Repurchase Agreements
(Cost $13,436,438)		13,436,438
	Contracts
OPTIONS PURCHASED† - 0.3%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring September 2017 with strike price of $127.00	55,276	7,738,640
Total Call options		7,738,640
Put options on:
Bank of America Merill Lynch IMM EURO $ Expiring December 2019 with strike price of $97.63††	8,995	5,453,219
Bank of America Merrill Lynch iShares iBoxx USD High Yield Corporate Bond ETF Expiring September 2017 with strike price of $84.00	65,145	2,670,945
	Notional
Morgan Stanley EUR/GBP Expiring November 2017 with strike price of $0.87††	$169,360,000	2,027,290
Morgan Stanley
United States Oil Fund LP Expiring August 2017 with strike price of $8.50	107,632	861,056
Bank of America Merill Lynch United States Oil Fund LP Expiring August 2017 with strike price of $8.50	75,418	603,344
Total Put options		11,615,854
Total Options Purchased
(Cost $36,020,834)		$19,354,494
Total Investments - 102.7%
(Cost $5,882,747,691)		$5,852,748,770

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[17]	Value
CORPORATE BONDS SOLD SHORT†† - (0.0)%
Envision Healthcare Corp.
5.13% due 07/01/22[8]	$(250,000)	$(256,563)
Nature's Bounty Co.
7.63% due 05/15/21[8]	(1,300,000)	(1,381,250)
Total Corporate Bonds Sold Short
(Proceeds $1,572,200)		(1,637,813)
	Contracts
OPTIONS WRITTEN† - (0.1)%
Call options on:
Bank of America Merill Lynch iShares 20+ Year Treasury Bond ETF Expiring September 2017 with strike price of $130.00	55,276	(3,758,768)
Total Options Written
(Premiums received $5,914,532)		(3,758,768)
Other Assets & Liabilities, net - (2.6)%		(146,235,840)
Total Net Assets - 100.0%		$5,701,116,349

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley November 2017 Macro Opportunities Short Custom Basket Swap 0.50%[15], Terminating 11/30/17 (Notional Value $166,087,077)	$(7,069,764)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley November 2017 Macro Opportunities Long Custom Basket Swap 0.81%[16], Terminating 11/30/17 (Notional Value $68,891,405)	$2,229,615

	Shares
CUSTOM BASKET OF LONG SECURITIES[16]
Wabash National Corp.	45,650	$348,855
ManpowerGroup, Inc.	14,839	300,262
Amgen, Inc.	15,837	252,075
Southwest Airlines Co.	14,781	248,488
Corning, Inc.	84,152	246,234
United Continental Holdings, Inc.*	14,296	209,285
Alaska Air Group, Inc.	15,490	206,984
VeriSign, Inc.*	15,921	165,148
Trinity Industries, Inc.	22,094	160,660
Northern Trust Corp.	13,616	157,192
Ameren Corp.	43,470	123,201
Harris Corp.	7,699	110,178
Accenture plc — Class A	13,153	101,878
Robert Half International, Inc.	17,619	100,211
United Rentals, Inc.*	5,968	95,548
Old Republic International Corp.	67,987	87,939
Lam Research Corp.	4,545	84,880
Entergy Corp.	14,993	81,312
CNO Financial Group, Inc.	20,568	76,594
Juniper Networks, Inc.	67,906	76,485
Universal Corp.	15,921	71,322
JetBlue Airways Corp.*	21,843	67,382
UGI Corp.	48,090	66,002
AmerisourceBergen Corp. — Class A	5,360	43,524
JPMorgan Chase & Co.	5,985	36,643
AECOM*	18,039	32,039
Motorola Solutions, Inc.	18,571	31,196
Big Lots, Inc.	24,896	28,222
Cigna Corp.	8,556	27,691
Reinsurance Group of America, Inc. — Class A	12,231	22,375
Jabil, Inc.	35,538	19,240
Scripps Networks Interactive, Inc. — Class A	26,902	14,643
Anthem, Inc.	8,869	13,551
Telephone & Data Systems, Inc.	71,257	7,664
DaVita, Inc.*	32,577	4,095
Flowers Foods, Inc.	42,262	(1,118)
Hawaiian Electric Industries, Inc.	69,342	(10,692)
WW Grainger, Inc.	11,059	(23,508)
Cogent Communications Holdings, Inc.	41,178	(23,749)
Sysco Corp.	15,834	(32,689)
Discovery Communications, Inc. — Class A*	51,001	(36,176)
Owens & Minor, Inc.	41,058	(58,869)
MEDNAX, Inc.*	11,339	(59,882)
Intel Corp.	34,385	(67,571)
Mallinckrodt plc*	11,270	(68,791)
Synchrony Financial	29,512	(69,567)
Archer-Daniels-Midland Co.	42,017	(99,227)
United Natural Foods, Inc.*	28,398	(153,731)
Carlisle Companies, Inc.	19,635	(178,406)
Bed Bath & Beyond, Inc.	22,201	(203,270)
Michael Kors Holdings Ltd.*	36,192	(203,677)
FirstEnergy Corp.	84,440	(227,648)
Total Custom Basket of Long Securities		$2,200,427

CUSTOM BASKET OF SHORT SECURITIES[15]
General Electric Co.	(58,157)	$173,742
Compass Minerals International, Inc.	(32,579)	127,771
Newfield Exploration Co.*	(15,834)	104,582
Retail Opportunity Investments Corp. REIT	(38,327)	101,283
Chesapeake Energy Corp.*	(128,404)	84,382
Weingarten Realty Investors	(26,424)	76,055
American Campus Communities, Inc.	(36,115)	75,459
Acadia Realty Trust	(18,140)	71,837
Papa John's International, Inc.	(10,096)	69,561
Balchem Corp.	(14,847)	65,937
Federal Realty Investment Trust	(8,433)	57,091
Cognex Corp.	(7,873)	56,734
Carrizo Oil & Gas, Inc.*	(11,247)	54,547
FactSet Research Systems, Inc.	(5,442)	54,227

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
Mercury General Corp.	(11,687)	$52,825
Taubman Centers, Inc.	(10,678)	52,215
Wendy's Co.	(75,761)	51,457
Rollins, Inc.	(33,854)	50,595
Trustmark Corp.	(23,216)	48,868
ABM Industries, Inc.	(18,013)	47,306
Realty Income Corp.	(12,777)	46,508
American Assets Trust, Inc.	(12,595)	45,630
Shake Shack, Inc. — Class A*	(17,891)	45,223
Public Storage	(4,543)	44,265
NewMarket Corp.	(5,263)	41,368
Gulfport Energy Corp.*	(36,404)	40,686
Netflix, Inc.*	(3,034)	38,316
Southern Co.	(12,935)	37,443
Provident Financial Services, Inc.	(20,963)	36,667
Silicon Laboratories, Inc.*	(9,330)	36,439
McCormick & Co., Inc.	(4,719)	33,068
Education Realty Trust, Inc.	(27,237)	32,991
Hershey Co.	(4,289)	32,508
Concho Resources, Inc.*	(3,890)	32,482
Iron Mountain, Inc.	(22,927)	32,230
Sensient Technologies Corp.	(30,273)	31,181
Symantec Corp.	(26,280)	30,386
Lamb Weston Holdings, Inc.	(10,551)	27,532
Goldman Sachs Group, Inc.	(7,256)	26,485
Life Storage, Inc.	(6,679)	23,897
Pioneer Natural Resources Co.	(2,952)	23,532
Washington Federal, Inc.	(23,614)	23,452
Diamondback Energy, Inc.*	(3,500)	19,547
Capstead Mortgage Corp.	(50,700)	19,357
Eagle Materials, Inc.	(5,638)	17,540
Valley National Bancorp	(46,709)	14,959
Royal Caribbean Cruises Ltd.	(4,424)	14,411
Charter Communications, Inc. — Class A*	(1,426)	13,194
Air Products & Chemicals, Inc.	(7,412)	13,061
Advanced Micro Devices, Inc.*	(45,125)	12,788
Pool Corp.	(5,966)	10,937
Lumentum Holdings, Inc.*	(8,590)	10,808
American International Group, Inc.	(8,473)	10,751
American Water Works Co., Inc.	(7,316)	10,536
FMC Corp.	(22,423)	10,315
Ollie's Bargain Outlet Holdings, Inc.*	(13,340)	8,386
Commerce Bancshares, Inc.	(9,579)	8,331
Ingevity Corp.*	(8,473)	8,154
Alexander & Baldwin, Inc.	(12,333)	8,018
Cypress Semiconductor Corp.	(49,107)	7,366
Martin Marietta Materials, Inc.	(9,258)	3,211
Macerich Co.	(12,211)	2,105
Eaton Vance Corp.	(24,672)	1,929
Douglas Emmett, Inc.	(33,437)	669
Dunkin' Brands Group, Inc.	(12,535)	(309)
Dave & Buster's Entertainment, Inc.*	(7,455)	(1,047)
Dominion Energy, Inc.	(15,494)	(6,247)
People's United Financial, Inc.	(103,347)	(8,268)
Starbucks Corp.	(34,421)	(9,300)
Deltic Timber Corp.	(13,117)	(9,892)
EnPro Industries, Inc.	(8,662)	(9,961)
Philip Morris International, Inc.	(5,496)	(11,924)
Axon Enterprise, Inc.*	(20,449)	(15,621)
Kilroy Realty Corp.	(17,414)	(16,074)
ILG, Inc.	(30,493)	(16,314)
CF Industries Holdings, Inc.	(21,434)	(17,021)
Corporate Office Properties Trust	(19,311)	(17,223)
Scotts Miracle-Gro Co. — Class A	(17,459)	(17,901)
Semtech Corp.*	(19,074)	(17,917)
Cantel Medical Corp.	(6,817)	(18,679)
MB Financial, Inc.	(12,646)	(19,001)
Ultimate Software Group, Inc.*	(5,426)	(19,366)
IDEXX Laboratories, Inc.*	(2,954)	(19,898)
WD-40 Co.	(4,625)	(19,962)
Moody's Corp.	(7,488)	(22,662)
Extra Space Storage, Inc.	(8,888)	(22,897)
First Midwest Bancorp, Inc.	(34,013)	(24,466)
Black Hills Corp.	(20,017)	(26,070)
Monolithic Power Systems, Inc.	(13,368)	(27,154)
Amazon.com, Inc.*	(1,461)	(28,884)
Essex Property Trust, Inc.	(3,213)	(29,849)
SPS Commerce, Inc.*	(8,484)	(34,912)
NIKE, Inc. — Class B	(11,611)	(35,414)
KeyCorp	(54,057)	(36,536)
Mercury Systems, Inc.*	(12,514)	(37,782)
KBR, Inc.	(35,888)	(38,419)
Lennox International, Inc.	(2,968)	(38,738)
Mid-America Apartment Communities, Inc.	(11,006)	(39,506)
Glacier Bancorp, Inc.	(15,289)	(40,697)
Lithia Motors, Inc. — Class A	(8,322)	(42,408)
Healthcare Realty Trust, Inc.	(26,399)	(44,627)
CyrusOne, Inc. REIT	(21,288)	(48,612)
Johnson Controls International plc	(34,843)	(48,704)
Wynn Resorts Ltd.	(6,009)	(49,274)
Newell Brands, Inc.	(9,313)	(49,678)
Century Aluminum Co.*	(46,553)	(51,213)
EastGroup Properties, Inc.	(13,432)	(52,325)
CommVault Systems, Inc.*	(11,374)	(54,027)
Duke Realty Corp.	(25,425)	(55,190)
First Industrial Realty Trust, Inc.	(46,161)	(56,365)
John Bean Technologies Corp.	(5,667)	(57,159)
Vulcan Materials Co.	(17,383)	(57,509)
Financial Engines, Inc.	(16,827)	(57,853)
Sempra Energy	(11,408)	(61,347)
Old National Bancorp	(35,258)	(62,744)
AO Smith Corp.	(9,954)	(63,059)
MSCI, Inc. — Class A	(8,355)	(64,146)
American Tower Corp. REIT — Class A	(13,453)	(64,709)
UDR, Inc.	(18,353)	(70,331)
PPG Industries, Inc.	(8,504)	(71,695)
Ligand Pharmaceuticals, Inc. — Class B*	(4,874)	(74,098)
Facebook, Inc. — Class A*	(6,587)	(75,223)
Priceline Group, Inc.*	(386)	(75,569)
Digital Realty Trust, Inc.	(5,402)	(75,700)
Crocs, Inc.*	(48,563)	(75,758)
RPM International, Inc.	(37,428)	(76,544)
Texas Roadhouse, Inc. — Class A	(11,201)	(76,822)
Weyerhaeuser Co. REIT	(47,702)	(77,148)
International Flavors & Fragrances, Inc.	(17,875)	(77,514)
CarMax, Inc.*	(28,563)	(82,559)
National Instruments Corp.	(44,684)	(88,229)
Cousins Properties, Inc.	(237,417)	(90,970)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
CME Group, Inc. — Class A	(11,953)	$(94,261)
Autodesk, Inc.*	(10,716)	(94,729)
Crown Castle International Corp.	(17,710)	(95,409)
BancorpSouth, Inc.	(21,489)	(103,013)
Allegheny Technologies, Inc.	(45,841)	(103,784)
Salesforce.com, Inc.*	(17,534)	(110,242)
AptarGroup, Inc.	(9,317)	(112,751)
Alliant Energy Corp.	(42,998)	(114,210)
MarketAxess Holdings, Inc.	(5,465)	(117,767)
Royal Gold, Inc.	(13,535)	(122,762)
Tyler Technologies, Inc.*	(4,549)	(124,483)
Four Corners Property Trust, Inc.	(23,741)	(125,178)
Bio-Rad Laboratories, Inc. — Class A*	(2,508)	(127,457)
Trimble, Inc.*	(16,335)	(131,245)
NVIDIA Corp.	(3,440)	(131,398)
McDonald's Corp.	(6,427)	(134,446)
DCT Industrial Trust, Inc.	(27,636)	(137,145)
Fulton Financial Corp.	(40,610)	(137,231)
Alexandria Real Estate Equities, Inc.	(19,684)	(138,324)
Ulta Beauty, Inc.*	(4,347)	(139,525)
Xylem, Inc.	(22,836)	(153,039)
Healthcare Services Group, Inc.	(28,937)	(153,752)
Marriott Vacations Worldwide Corp.	(4,233)	(154,758)
Medidata Solutions, Inc.*	(13,954)	(155,773)
Atmos Energy Corp.	(28,433)	(158,162)
Marriott International, Inc. — Class A	(16,890)	(166,828)
S&P Global, Inc.	(4,723)	(175,758)
Domino's Pi a, Inc.	(5,262)	(202,116)
Align Technology, Inc.*	(4,205)	(216,073)
Adobe Systems, Inc.*	(8,183)	(216,587)
Five Below, Inc.*	(18,816)	(226,115)
CoreSite Realty Corp.	(10,995)	(245,135)
Ecolab, Inc.	(18,510)	(256,791)
PTC, Inc.*	(20,770)	(264,719)
Take-Two Interactive Software, Inc.*	(12,396)	(295,231)
Equinix, Inc. REIT	(5,049)	(296,575)
Ball Corp.	(60,207)	(306,898)
Bob Evans Farms, Inc.	(13,518)	(361,856)
Total Custom Basket of Short Securities		$(6,821,410)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Depreciation
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.71%	12/16/19	$(20,800,000)	$(16,016)	$(16,016)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.59%	07/02/18	(34,550,000)	(46,988)	(46,988)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	07/02/23	(23,800,000)	(919,870)	(919,870)
								$(982,874)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/ Depreciation
J.P. Morgan	3,685,000	EUR	08/2/17	$(4,132,606)	$(4,216,576)	$83,970
J.P. Morgan	181,000	EUR	07/12/17	(205,856)	(206,832)	976
Goldman Sachs	(1,664,000)	EUR	07/12/17	1,874,438	1,901,481	(27,043)
J.P. Morgan	(14,083,000)	GBP	07/12/17	18,226,120	18,348,771	(122,651)
J.P. Morgan	(6,121,000)	EUR	08/2/17	6,701,901	7,003,979	(302,078)
Bank of America	(29,363,000)	EUR	07/12/17	32,977,768	33,553,595	(575,827)
Goldman Sachs	(56,230,000)	GBP	07/10/17	71,272,649	73,256,935	(1,984,286)
						$(2,926,939)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Zero coupon rate security.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[5]	Perpetual maturity.
[6]	Affiliated issuer — see Note 5.
[7]	Rate indicated is the 7 day yield as of June 30, 2017.
[8]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $2,883,583,598 (cost $2,896,267,307), or 50.6% of total net assets.

[9]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $65,284,400 (cost $76,827,238), or 1.1% of total net assets. See Note 7.

[10]	Rate indicated is the effectuve yield at the time of purchase.
[11]	Security with no rate was unsettled at June 30, 2017.
[12]	Security is in default of interest and/or principal obligations.
[13]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[14]	Repurchase Agreements — See Note 4
[15]	Total Return is based on the return of short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[16]	Total Return is based on the return of long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[17]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[18]	All or a portion of this security is pledged as short security collateral at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound

See Sector Classification in Other Information section.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$—	$1,693,801,679	$—	$10,485,758	$1,704,287,437
Collateralized Mortgage Obligations	—	—	960,837,882	—	84,199,778	1,045,037,660
Commercial Paper	—	—	545,523,843	—	—	545,523,843
Common Stocks	168,975,297	—	176,898	—	252,596	169,404,791
Corporate Bonds	—	—	564,374,925	—	13,760,949	578,135,874
Equity Swap Agreements	—	—	2,229,615	—	—	2,229,615
Exchange-Traded Funds	24,970,383	—	—	—	—	24,970,383
Federal Agency Discount Notes	—	—	99,905,556	—	—	99,905,556
Foreign Government Bonds	—	—	128,009,034	—	—	128,009,034
Forward Foreign Currency Exchange Contracts	—	—	—	84,946	—	84,946
Money Market Funds	185,179,834	—	—	—	—	185,179,834
Mutual Funds	537,876,984	—	—	—	—	537,876,984
Options Purchased	11,873,985	—	7,480,509	—	—	19,354,494
Preferred Stocks	—	—	21,258,967	—	59,084	21,318,051
Repurchase Agreements	—	—	13,436,438	—	—	13,436,438
Senior Fixed Rate Interests	—	—	63,989	—	—	63,989
Senior Floating Rate Interests	—	—	714,048,437	—	66,086,267	780,134,704
Warrants	—	—	109,698	—	—	109,698
Total Assets	$928,876,483	$—	$4,751,257,470	$84,946	$174,844,432	$5,855,063,331

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Corporate Bonds	$—	$—	$1,637,813	$—	$—	$1,637,813
Equity Swap Agreements	—	—	—	7,069,764	—	7,069,764
Forward Foreign Currency Exchange Contracts	—	—	—	3,011,885	—	3,011,885
Interest Rate Swap Agreements	—	—	—	982,874	—	982,874
Options Written	3,758,768	—	—	—	—	3,758,768
Unfunded Loan Committments	—	—	61,629	—	1,191,224	1,252,853
Total Liabilities	$3,758,768	$—	$1,699,442	$11,064,523	$1,191,224	$17,713,957

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Less than 0.1% o f net assets.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Asset Backed Securities	$10,485,758	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	84,199,778	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Common Stocks	252,054	Enterprise Value	Valuation Multiple	6.1x-7.0	x
Common Stocks	542	Model Price	Liquidation value
Corporate Bonds	10,243,003	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	3,473,637	Model Price	Market Comparable Yields	5.7%-8.8%
Corporate Bonds	44,309	Enterprise Value	Valuation Multiple	6.6	x
Preferred Stocks	59,084	Model Price	Liquidation value
Senior Floating Rate Interests	56,600,134	Model Price	Purchase Price
Senior Floating Rate Interests	6,579,208	Model Price	Market Comparable Yields	5.5%-5.6%
Senior Floating Rate Interests	2,906,925	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Unfunded Loan Commitments	(1,191,224)	Model Price	Purchase Price
Total	$173,653,208

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, the Fund had securities with a total value of $2 transfer into Level 2 from Level 1; securities with a total value of $3,139,464 transfer into Level 3 from Level 2 and securities with a total value of $8,526,247 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Collateralized Mortgage Obligations	Asset Backed Securities	Corporate Bonds	Common/Preferred Stocks	Unfunded Loan Commitments	Total
MACRO OPPORTUNITIES
Beginning Balance	$58,771,052	$-	$11,440,397	$14,804,985	$91,922	$(1,863,687)	$83,244,669
Purchases	29,801,895	85,341,905	-	1,332	(11,399)	2,091,340	$117,225,073
Sales, maturities and paydowns	(17,191,015)	(1,376,897)	(1,010,809)	(884,010)	-	(1,714,489)	$(22,177,220)
Total realized gains or losses included in earnings	(948,396)	-	-	(58)	-	-	$(948,454)
Total change in unrealized gains or losses included in earnings	1,102,364	234,770	56,170	8,388	(1,381)	295,612	$1,695,923
Transfers into Level 3	2,906,925	-	-	-	232,539	-	$3,139,464
Transfers out of Level 3	(8,356,558)	-	-	(169,688)	(1)	-	$(8,526,247)
Ending Balance	$66,086,267	$84,199,778	$10,485,758	$13,760,949	$311,680	$(1,191,224)	$173,653,208
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$281,351	$38,006	$45,563	$1,275,718	$52,562	$198,331	$1,891,531

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 85.5%
REITs - 81.3%
REITs-Diversified - 21.7%
Rayonier, Inc.	6,470	$186,142
Weyerhaeuser Co. REIT	5,494	184,049
Gaming and Leisure Properties, Inc.	4,440	167,255
Gramercy Property Trust	5,589	166,049
American Tower Corp. REIT — Class A	1,203	159,181
Crown Castle International Corp.	1,575	157,784
Equinix, Inc. REIT	363	155,785
Total REITs-Diversified		1,176,245
REITs-Warehouse/Industries - 11.5%
Rexford Industrial Realty, Inc.	6,704	183,958
EastGroup Properties, Inc.	1,987	166,511
Prologis, Inc.	2,707	158,738
CyrusOne, Inc. REIT	2,008	111,946
Total REITs-Warehouse/Industries		621,153
REITs-Health Care - 6.8%
Healthcare Trust of America, Inc. — Class A	6,770	210,614
Physicians Realty Trust REIT	7,912	159,348
Total REITs-Health Care		369,962
REITs-Apartments - 6.4%
Equity Residential	2,860	188,274
Colony Starwood Homes	4,600	157,826
Total REITs-Apartments		346,100
REITs-Office Property - 6.2%
Alexandria Real Estate Equities, Inc.	1,429	172,152
Tier REIT, Inc.	8,767	162,014
Total REITs-Office Property		334,166
REITs-Manufactured Homes - 6.1%
Sun Communities, Inc.	2,371	207,912
Equity LifeStyle Properties, Inc.	1,467	126,661
Total REITs-Manufactured Homes		334,573
REITs-Regional Malls - 5.3%
GGP, Inc.	4,625	108,965
Tanger Factory Outlet Centers, Inc.	4,077	105,920
Pennsylvania Real Estate Investment Trust	6,710	75,957
Total REITs-Regional Malls		290,842
REITs-Shopping Centers - 5.0%
Regency Centers Corp.	2,208	138,309
Federal Realty Investment Trust	1,086	137,260
Total REITs-Shopping Centers		275,569
REITs-Storage - 4.2%
National Storage Affiliates Trust	5,516	127,475
Iron Mountain, Inc.	3,064	105,279
Total REITs-Storage		232,754
REITs-Storage - 2.9%
Jernigan Capital, Inc.	7,184	158,048
REITs-Hotels - 2.9%
MGM Growth Properties LLC — Class A	5,359	156,429
REITs-Single Tenant - 2.3%
Spirit Realty Capital, Inc.	17,222	127,615
Total REITs		4,423,456
Lodging - 4.2%
Casino Hotels - 2.2%
Caesars Entertainment Corp.*	9,689	116,268
Hotels & Motels - 2.0%
Extended Stay America, Inc.	5,645	109,287
Total Lodging		225,555
Total Common Stocks
(Cost $4,338,573)		4,649,011

MONEY MARKET FUND† - 12.7%
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class 0.81%[1]	687,893	687,893
Total Money Market Fund
(Cost $687,893)		687,893
Total Investments - 98.2%
(Cost $5,026,466)		$5,336,904
Other Assets & Liabilities, net - 1.8%		95,390
Total Net Assets - 100.0%		$5,432,294

Unrealized Gain
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2018 Market Neutral Real Estate Portfolio Short Custom Basket Swap 0.81%[2] Terminating 02/28/18 (Notional Value $4,629,714)	$94,475

	Shares
CUSTOM BASKET OF SHORT SECURITIES[2]
Brixmor Property Group, Inc.	(10,520)	60,120
National Retail Properties, Inc.	(3,383)	33,619
Realty Income Corp.	(2,824)	27,229
Weingarten Realty Investors	(6,427)	22,230
CBL & Associates Properties, Inc.	(16,760)	21,519
Macerich Co.	(2,346)	14,108
Life Storage, Inc.	(2,093)	11,819
Senior Housing Properties Trust	(8,154)	5,268

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
Apartment Investment & Management Co. REIT — Class A	(2,280)	$3,697
CoreCivic, Inc.	(2,762)	3,476
VEREIT, Inc.	(15,729)	3,083
Liberty Property Trust	(3,755)	1,670
GEO Group, Inc.	(2,661)	1,088
SL Green Realty Corp.	(1,001)	106
Public Storage	(749)	33
DiamondRock Hospitality Co.	(13,676)	(391)
Simon Property Group, Inc.	(673)	(3,032)
Chesapeake Lodging Trust	(6,363)	(5,133)
LaSalle Hotel Properties	(5,322)	(6,129)
Piedmont Office Realty Trust, Inc. — Class A	(4,969)	(6,931)
Wynn Resorts Ltd.	(831)	(6,960)
AvalonBay Communities, Inc.	(540)	(11,012)
iShares U.S. Real Estate ETF	(17,322)	(18,058)
PS Business Parks, Inc.	(828)	(18,752)
Omega Healthcare Investors, Inc.	(4,949)	(20,911)
Total Custom Basket of Short Securities		111,755

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
[2]	Total return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,649,011	$—	$—	$—	$4,649,011
Equity Swap Agreements	—	—	94,475	—	94,475
Money Market Fund	687,893	—	—	—	687,893
Total Assets	$5,336,904	$—	$94,475	$—	$5,431,379

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.7%
Financial - 31.7%
Zions Bancorporation	39,916	$1,752,711
KeyCorp	92,919	1,741,301
Wintrust Financial Corp.	20,104	1,536,750
Huntington Bancshares, Inc.	92,805	1,254,724
Alleghany Corp.*	2,084	1,239,563
Unum Group	23,407	1,091,468
Equity Commonwealth*	32,947	1,041,125
E*TRADE Financial Corp.*	27,054	1,028,863
First American Financial Corp.	21,937	980,365
Radian Group, Inc.	54,667	893,805
Alexandria Real Estate Equities, Inc.	6,798	818,955
EPR Properties	11,203	805,160
EastGroup Properties, Inc.	9,502	796,268
Prosperity Bancshares, Inc.	11,212	720,259
Howard Hughes Corp.*	5,828	715,912
Sun Communities, Inc.	7,638	669,776
Cousins Properties, Inc.	70,184	616,917
Hanover Insurance Group, Inc.	6,909	612,345
DCT Industrial Trust, Inc.	9,716	519,223
First Industrial Realty Trust, Inc.	17,859	511,125
Redwood Trust, Inc.	28,237	481,158
Lexington Realty Trust	47,362	469,357
IBERIABANK Corp.	5,534	451,021
National Storage Affiliates Trust	19,390	448,103
Popular, Inc.	10,215	426,068
Piedmont Office Realty Trust, Inc. — Class A	19,472	410,470
LaSalle Hotel Properties	13,359	398,098
Omega Healthcare Investors, Inc.	11,860	391,617
Camden Property Trust	4,414	377,441
RLJ Lodging Trust	18,679	371,152
Customers Bancorp, Inc.*	12,356	349,428
Monogram Residential Trust, Inc.	35,984	349,405
CoreCivic, Inc.	12,247	337,772
Federal Agricultural Mortgage Corp. — Class C	4,268	276,140
Total Financial		24,883,845
Industrial - 19.4%
WestRock Co.	28,807	1,632,204
Corning, Inc.	39,910	1,199,296
Gentex Corp.	51,145	970,221
Orbital ATK, Inc.	9,802	964,125
Kirby Corp.*	12,165	813,229
Scorpio Tankers, Inc.	195,543	776,306
Carlisle Companies, Inc.	7,787	742,879
Covenant Transportation Group, Inc. — Class A*	41,487	727,267
Harris Corp.	6,449	703,457
Crane Co.	8,773	696,401
FLIR Systems, Inc.	19,531	676,944
Owens Corning	10,017	670,338
ITT, Inc.	15,616	627,451
Oshkosh Corp.	8,569	590,233
Owens-Illinois, Inc.*	20,456	489,308
Werner Enterprises, Inc.	16,152	474,061
Fabrinet*	10,287	438,843
Crown Holdings, Inc.*	6,595	393,458
Valmont Industries, Inc.	2,561	383,126
American Outdoor Brands Corp.*	16,272	360,588
GasLog Ltd.	17,674	269,529
Celadon Group, Inc.	71,754	226,025
Covanta Holding Corp.	14,512	191,558
TriMas Corp.*	8,432	175,807
Total Industrial		15,192,654
Consumer, Non-cyclical - 11.9%
Quest Diagnostics, Inc.	10,714	1,190,969
Emergent BioSolutions, Inc.*	28,868	978,914
Bunge Ltd.	12,455	929,143
Perrigo Company plc	11,494	868,027
Premier, Inc. — Class A*	19,210	691,560
Dermira, Inc.*	22,678	660,837
Eagle Pharmaceuticals, Inc.*	7,972	628,911
Hormel Foods Corp.	18,029	614,969
Sanderson Farms, Inc.	4,911	567,957
Acadia Healthcare Co., Inc.*	11,009	543,624
HealthSouth Corp.	9,976	482,838
Dean Foods Co.	22,883	389,011
Navigant Consulting, Inc.*	19,208	379,550
Fresh Del Monte Produce, Inc.	7,236	368,385
Total Consumer, Non-cyclical		9,294,695
Utilities - 10.0%
OGE Energy Corp.	35,196	1,224,470
Black Hills Corp.	14,469	976,223
Ameren Corp.	17,097	934,693
Portland General Electric Co.	18,842	860,891
Pinnacle West Capital Corp.	9,513	810,127
Avista Corp.	18,702	794,087
UGI Corp.	14,019	678,660
AES Corp.	53,186	590,896
Calpine Corp.*	42,003	568,301
ONE Gas, Inc.	6,224	434,497
Total Utilities		7,872,845
Consumer, Cyclical - 7.6%
UniFirst Corp.	8,068	1,135,168
PVH Corp.	9,699	1,110,536
DR Horton, Inc.	30,100	1,040,556
Goodyear Tire & Rubber Co.	20,055	701,123
Deckers Outdoor Corp.*	7,280	496,932
JetBlue Airways Corp.*	19,377	442,377
CalAtlantic Group, Inc.	12,408	438,623
PACCAR, Inc.	6,344	418,958
Unifi, Inc.*	6,227	191,792
Total Consumer, Cyclical		5,976,065
Energy - 5.1%
Tesoro Corp.	8,514	796,939
Marathon Oil Corp.	52,496	622,078
Oceaneering International, Inc.	22,727	519,085
Chesapeake Energy Corp.*	89,212	443,384
Whiting Petroleum Corp.*	80,268	442,277
MRC Global, Inc.*	20,839	344,260
Oasis Petroleum, Inc.*	40,148	323,191
Rowan Companies plc — Class A*	29,781	304,957
Gulfport Energy Corp.*	12,566	185,349

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Energy - 5.1% (continued)
HydroGen Corp.*,†††,1	1,265,700	$1
Total Energy		3,981,521
Basic Materials - 4.0%
Nucor Corp.	17,115	990,446
Reliance Steel & Aluminum Co.	10,330	752,127
Westlake Chemical Corp.	6,869	454,797
Newmont Mining Corp.	11,557	374,331
Olin Corp.	11,694	354,094
United States Steel Corp.	8,724	193,149
Total Basic Materials		3,118,944
Technology - 4.0%
CSRA, Inc.	25,182	799,529
Qorvo, Inc.*	9,706	614,584
Cray, Inc.*	31,946	587,806
Maxwell Technologies, Inc.*	88,626	530,870
IXYS Corp.*	23,593	388,105
Photronics, Inc.*	19,886	186,928
Total Technology		3,107,822
Communications - 4.0%
Scripps Networks Interactive, Inc. — Class A	10,866	742,257
Ciena Corp.*	24,621	616,017
Finisar Corp.*	22,980	597,020
Infinera Corp.*	49,950	532,967
Time, Inc.	26,986	387,249
Oclaro, Inc.*	23,636	220,760
Total Communications		3,096,270
Total Common Stocks
(Cost $67,049,783)		76,524,661

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,4	793,750	2
Total Convertible Preferred Stocks
(Cost $757,980)		2

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class, 0.75%[3]	1,724,806	1,724,806
Total Money Market Fund
(Cost $1,724,806)		1,724,806
Total Investments - 99.9%
(Cost $69,532,569)		$78,249,469
Other Assets & Liabilities, net - 0.1%		116,748
Total Net Assets - 100.0%		$78,366,217
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of June 30, 2017.
[4]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$76,524,660	$—	$1	$76,524,661
Convertible Preferred Stocks	—	—	2	2
Money Market Fund	1,724,806	—	—	1,724,806
Total Assets	$78,249,466	$—	$3	$78,249,469

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 31.8%
KeyCorp	606,788	$11,371,207
Zions Bancorporation	257,324	11,299,097
Wintrust Financial Corp.	136,985	10,471,133
Huntington Bancshares, Inc.	599,471	8,104,848
Alleghany Corp.*	13,408	7,975,079
Unum Group	152,454	7,108,930
E*TRADE Financial Corp.*	176,549	6,714,159
Equity Commonwealth*	211,651	6,688,173
First American Financial Corp.	144,078	6,438,846
Radian Group, Inc.	360,961	5,901,712
Alexandria Real Estate Equities, Inc.	46,202	5,565,955
Prosperity Bancshares, Inc.	76,194	4,894,703
Howard Hughes Corp.*	37,553	4,613,011
Sun Communities, Inc.	49,124	4,307,684
Hanover Insurance Group, Inc.	46,262	4,100,201
Cousins Properties, Inc.	450,768	3,962,251
EPR Properties	54,969	3,950,622
EastGroup Properties, Inc.	45,858	3,842,900
DCT Industrial Trust, Inc.	62,198	3,323,861
First Industrial Realty Trust, Inc.	115,802	3,314,253
Redwood Trust, Inc.	183,428	3,125,613
IBERIABANK Corp.	37,822	3,082,493
Lexington Realty Trust	305,773	3,030,210
National Storage Affiliates Trust	127,313	2,942,203
Popular, Inc.	68,265	2,847,333
Piedmont Office Realty Trust, Inc. — Class A	129,331	2,726,297
Omega Healthcare Investors, Inc.	80,610	2,661,742
LaSalle Hotel Properties	88,742	2,644,512
Camden Property Trust	30,148	2,577,955
RLJ Lodging Trust	124,076	2,465,390
Customers Bancorp, Inc.*	84,893	2,400,774
CoreCivic, Inc.	82,972	2,288,368
Monogram Residential Trust, Inc.	234,338	2,275,422
Federal Agricultural Mortgage Corp. — Class C	27,313	1,767,151
Total Financial		160,784,088
Industrial - 19.7%
WestRock Co.	185,477	10,509,127
Corning, Inc.	261,760	7,865,888
Gentex Corp.	350,216	6,643,598
Orbital ATK, Inc.	66,638	6,554,514
Kirby Corp.*	83,253	5,565,463
Carlisle Companies, Inc.	51,622	4,924,739
Scorpio Tankers, Inc.	1,225,835	4,866,565
Covenant Transportation Group, Inc. — Class A*	267,709	4,692,939
Harris Corp.	41,737	4,552,672
Crane Co.	56,455	4,481,398
FLIR Systems, Inc.	128,731	4,461,816
Owens Corning	64,177	4,294,725
ITT, Inc.	100,601	4,042,148
Oshkosh Corp.	56,483	3,890,549
Owens-Illinois, Inc.*	132,137	3,160,717
Werner Enterprises, Inc.	102,414	3,005,851
Fabrinet*	66,364	2,831,088
Valmont Industries, Inc.	17,605	2,633,708
Crown Holdings, Inc.*	43,784	2,612,153
American Outdoor Brands Corp.*	108,021	2,393,745
GasLog Ltd.	117,256	1,788,154
Celadon Group, Inc.	462,891	1,458,107
Covanta Holding Corp.	93,641	1,236,061
TriMas Corp.*	56,886	1,186,073
Total Industrial		99,651,798
Consumer, Non-cyclical - 12.0%
Quest Diagnostics, Inc.	68,021	7,561,215
Emergent BioSolutions, Inc.*	196,152	6,651,514
Bunge Ltd.	80,132	5,977,847
Perrigo Company plc	74,614	5,634,848
Premier, Inc. — Class A*	124,090	4,467,240
Dermira, Inc.*	147,075	4,285,766
Eagle Pharmaceuticals, Inc.*	52,957	4,177,778
Hormel Foods Corp.	116,189	3,963,207
Sanderson Farms, Inc.	31,661	3,661,595
Acadia Healthcare Co., Inc.*	70,950	3,503,511
HealthSouth Corp.	64,208	3,107,667
Dean Foods Co.	157,120	2,671,040
Navigant Consulting, Inc.*	127,330	2,516,041
Fresh Del Monte Produce, Inc.	48,817	2,485,273
Total Consumer, Non-cyclical		60,664,542
Utilities - 10.4%
OGE Energy Corp.	239,771	8,341,632
Black Hills Corp.	98,951	6,676,224
Ameren Corp.	113,039	6,179,842
Portland General Electric Co.	124,750	5,699,828
Pinnacle West Capital Corp.	62,742	5,343,109
Avista Corp.	123,279	5,234,426
UGI Corp.	92,499	4,477,877
AES Corp.	349,829	3,886,600
Calpine Corp.*	278,143	3,763,275
ONE Gas, Inc.	43,958	3,068,708
Total Utilities		52,671,521
Consumer, Cyclical - 7.7%
UniFirst Corp.	53,152	7,478,486
PVH Corp.	63,791	7,304,070
DR Horton, Inc.	192,435	6,652,478
Goodyear Tire & Rubber Co.	128,617	4,496,450
Deckers Outdoor Corp.*	46,980	3,206,855
CalAtlantic Group, Inc.	84,934	3,002,417
JetBlue Airways Corp.*	126,845	2,895,871
PACCAR, Inc.	40,635	2,683,535
Unifi, Inc.*	42,006	1,293,785
Total Consumer, Cyclical		39,013,947
Energy - 5.3%
Tesoro Corp.	55,521	5,196,770
Marathon Oil Corp.	339,473	4,022,755
Oceaneering International, Inc.	152,371	3,480,154
Whiting Petroleum Corp.*	550,950	3,035,735
Chesapeake Energy Corp.*	573,154	2,848,575
MRC Global, Inc.*	142,549	2,354,909
Oasis Petroleum, Inc.*	275,570	2,218,339
Rowan Companies plc — Class A*	202,999	2,078,710

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Energy - 5.3% (continued)
Gulfport Energy Corp.*	90,204	$1,330,509
Total Energy		26,566,456
Basic Materials - 4.1%
Nucor Corp.	110,347	6,385,780
Reliance Steel & Aluminum Co.	68,300	4,972,923
Westlake Chemical Corp.	46,660	3,089,359
Newmont Mining Corp.	76,176	2,467,341
Olin Corp.	80,373	2,433,694
United States Steel Corp.	56,292	1,246,305
Total Basic Materials		20,595,402
Communications - 4.0%
Scripps Networks Interactive, Inc. — Class A	74,029	5,056,921
Ciena Corp.*	161,633	4,044,057
Finisar Corp.*	148,244	3,851,379
Infinera Corp.*	322,488	3,440,947
Time, Inc.	181,671	2,606,979
Oclaro, Inc.*	159,958	1,494,008
Total Communications		20,494,291
Technology - 4.0%
CSRA, Inc.	164,143	5,211,540
Qorvo, Inc.*	62,174	3,936,858
Cray, Inc.*	211,248	3,886,963
Maxwell Technologies, Inc.*	578,897	3,467,593
IXYS Corp.*	152,218	2,503,986
Photronics, Inc.*	131,182	1,233,111
Total Technology		20,240,051
Total Common Stocks
(Cost $429,696,633)		500,682,096

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,3	858,334	3
Total Convertible Preferred Stocks
(Cost $819,654)		3

MONEY MARKET FUND† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class, 0.75%[2]	4,497,647	4,497,647
Total Money Market Fund
(Cost $4,497,647)		4,497,647
Total Investments - 99.9%
(Cost $435,013,934)		$505,179,746
Other Assets & Liabilities, net - 0.1%		515,171
Total Net Assets - 100.0%		$505,694,917

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$500,682,096	$—	$—	$500,682,096
Convertible Preferred Stocks	—	—	3	3
Money Market Fund	4,497,647	—	—	4,497,647
Total Assets	$505,179,743	$—	$3	$505,179,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MONEY MARKET FUND† - 6.4%
Dreyfus Tax Exempt Cash Management Institutional Shares 0.64%[1]	3,424,471	$3,424,471
Total Money Market Fund
(Cost $3,424,471)		3,424,471
	Face Amount
MUNICIPAL BONDS†† - 92.7%
California - 14.5%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,214,329
6.25% due 10/01/40	250,000	303,583
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,000,000	1,190,900
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[2]	1,000,000	635,950
State of California General Obligation Unlimited
5.00% due 03/01/26	500,000	609,015
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	577,630
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/43	500,000	563,710
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	532,069
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	412,450
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	361,872
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	338,949
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	251,074
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	229,662
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	206,955
Culver Redevelopment Agency Tax Allocation
due 11/01/23[3]	195,000	160,934
Total California		7,589,082
Texas - 10.9%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	1,470,000	1,504,927
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/35	500,000	580,360
5.00% due 12/01/41	200,000	229,562
Texas Tech University Revenue Bonds
5.00% due 08/15/32	500,000	562,990
North Texas Tollway Authority
due 01/01/36[3]	1,000,000	513,020
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	367,254
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	352,659
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	300,208
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	200,000	243,240
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	237,918
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	233,100
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	222,362
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	215,970
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	184,760
Total Texas		5,748,330
Michigan - 10.0%
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
1.37% due 07/01/32[4]	2,000,000	1,731,579
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,633,948

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 92.7% (continued)
Michigan - 10.0% (continued)
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	$1,000,000	$1,087,490
5.00% due 05/01/30	300,000	327,945
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
4.75% due 07/01/29	230,000	237,717
5.00% due 07/01/41	200,000	213,192
Total Michigan		5,231,871
Illinois - 8.4%
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	959,590
Chicago Transit Authority Revenue Bonds
5.25% due 06/01/26	740,000	763,939
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	578,335
City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	500,000	501,740
5.00% due 01/01/23	70,000	70,989
5.00% due 01/01/22	5,000	5,036
City of Chicago Illinois Wastewater Transmission Revenue Revenue Bonds
5.25% due 01/01/42	400,000	454,016
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	341,988
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	273,706
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	240,606
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	235,932
Metropolitan Pier & Exposition Authority Revenue Bonds
due 06/15/45[3]	500,000	130,590
Total Illinois		4,556,467
New York - 6.1%
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	392,728
5.00% due 12/01/27[5]	200,000	229,774
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.00% due 11/01/29	500,000	603,610
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	500,000	601,505
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/39	500,000	577,210
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	219,530
5.00% due 08/01/26	200,000	214,656
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	289,040
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	200,000	213,870
Total New York		3,341,923
Pennsylvania - 5.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	587,585
5.00% due 03/15/31	500,000	584,300
Pennsylvania Turnpike Commission Revenue Bonds
2.18% due 12/01/20[4]	500,000	504,480
1.89% due 12/01/21[4]	500,000	503,015
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	500,000	578,450
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	343,566
Total Pennsylvania		3,101,396
Washington - 4.5%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[6]	500,000	520,625
5.25% due 09/01/32[6]	500,000	514,655
King County Public Hospital District No. 1 General Obligation Ltd.
5.00% due 12/01/37	500,000	518,515
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	394,771
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	233,238

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 92.7% (continued)
Washington - 4.5% (continued)
State of Washington General Obligation Unlimited
5.00% due 06/01/41	$195,000	$218,059
Total Washington		2,399,863
New Jersey - 3.1%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,091,790
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	325,563
5.00% due 07/01/36	200,000	218,632
Total New Jersey		1,635,985
Puerto Rico - 2.9%
Puerto Rico Electric Power Authority Revenue Bonds
1.39% due 07/01/29[4,6]	1,845,000	1,479,523
District of Columbia - 2.7%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	331,005
5.00% due 06/01/32	275,000	319,377
5.00% due 06/01/31	175,000	210,210
District of Columbia Water & Sewer Authority Revenue Bonds
5.00% due 10/01/45	500,000	572,605
Total District of Columbia		1,433,197
Florida - 2.3%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	590,920
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	340,011
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	338,475
Total Florida		1,269,406
Louisiana - 2.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	500,000	563,255
5.00% due 10/01/26	150,000	178,041
City of Shreveport Louisiana Water & Sewer Revenue Revenue Bonds
5.00% due 12/01/35	250,000	291,045
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	224,340
Total Louisiana		1,256,681
Massachusetts - 2.2%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,144,050
Colorado - 1.9%
University of Colorado Revenue Bonds
5.00% due 06/01/37	285,000	321,585
5.00% due 06/01/41	200,000	231,264
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	462,922
Total Colorado		1,015,771
North Carolina - 1.8%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	800,000	965,232
West Virginia - 1.7%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	563,805
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	336,096
Total West Virginia		899,901
Mississippi - 1.6%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	562,760
6.25% due 10/01/26	230,000	261,149
Total Mississippi		823,909
Arizona - 1.5%
Arizona State University Revenue Bonds
5.00% due 07/01/34	500,000	577,990
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	235,772
Total Arizona		813,762
Georgia - 1.5%
City of Atlanta Georgia Water & Wastewater Revenue Revenue Bonds
5.00% due 11/01/40	500,000	577,275

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 92.7% (continued)
Georgia - 1.5% (continued)
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	$200,000	$234,020
Total Georgia		811,295
Ohio - 1.5%
University of Cincinnati Revenue Bonds
5.00% due 06/01/36	500,000	570,705
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	224,854
Total Ohio		795,559
Virginia - 1.3%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	360,189
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	299,123
Total Virginia		659,312
Maryland - 1.0%
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	500,000	519,525
Indiana - 0.9%
Indiana Finance Authority Revenue Bonds
5.50% due 04/01/24	400,000	454,220
Kentucky - 0.8%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	216,350
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	200,000	213,218
Total Kentucky		429,568
South Carolina - 0.7%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	367,740
Nevada - 0.5%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	276,138
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	222,324
Total Municipal Bonds
(Cost $48,214,228)		49,242,030
Total Investments - 99.1%
(Cost $51,638,699)		$52,666,501
Other Assets & Liabilities, net - 0.9%		483,835
Total Net Assets - 100.0%		$53,150,336

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Zero coupon rate security.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[5]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $229,774 (cost $218,805), or 0.4% of total net assets.

[6]	Illiquid security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Money Market Fund	$3,424,471	$—	$—	$3,424,471
Municipal Bonds	—	49,242,030	—	49,242,030
Total Assets	$3,424,471	$49,242,030	$—	$52,666,501

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 94.8%
REITs - 92.5%
REITs-Diversified - 20.7%
Equinix, Inc.[1]	13,184	$5,658,045
Gaming and Leisure Properties, Inc.	78,876	2,971,259
Digital Realty Trust, Inc.	23,074	2,606,208
Gramercy Property Trust	84,492	2,510,257
Vornado Realty Trust	22,583	2,120,544
American Tower Corp. — Class A1	14,393	1,904,482
Crown Castle International Corp.	17,585	1,761,665
Rayonier, Inc.	60,276	1,734,141
Weyerhaeuser Co.	51,261	1,717,244
Duke Realty Corp.	44,637	1,247,604
Total REITs-Diversified		24,231,449
REITs-Apartments - 12.8%
Equity Residential[1]	55,382	3,645,797
AvalonBay Communities, Inc.[2]	12,453	2,393,093
Essex Property Trust, Inc.[2]	8,959	2,304,882
Colony Starwood Homes	57,852	1,984,902
Mid-America Apartment Communities, Inc.	15,222	1,604,094
Monogram Residential Trust, Inc.	118,062	1,146,382
Camden Property Trust[2]	11,369	972,163
Invitation Homes, Inc.	36,073	780,259
Total REITs-Apartments		14,831,572
REITs-Health Care - 10.8%
Welltower, Inc.	36,984	2,768,252
Healthcare Trust of America, Inc. — Class A	87,950	2,736,125
Ventas, Inc.	34,777	2,416,306
Physicians Realty Trust	119,548	2,407,696
HCP, Inc.	72,474	2,316,269
Total REITs-Health Care		12,644,648
REITs-Office Property - 10.8%
Alexandria Real Estate Equities, Inc.[2]	23,998	2,891,039
Boston Properties, Inc.[2]	20,271	2,493,738
Tier REIT, Inc.	81,729	1,510,352
Kilroy Realty Corp.	17,931	1,347,515
SL Green Realty Corp.	12,435	1,315,623
Hudson Pacific Properties, Inc.	32,308	1,104,611
Mack-Cali Realty Corp.	39,176	1,063,237
Highwoods Properties, Inc.	18,390	932,557
Total REITs-Office Property		12,658,672
REITs-Warehouse/Industries - 10.2%
Prologis, Inc.	98,877	5,798,147
Rexford Industrial Realty, Inc.	75,976	2,084,781
CyrusOne, Inc.	35,043	1,953,647
EastGroup Properties, Inc.	23,015	1,928,657
Total REITs-Warehouse/Industries		11,765,232
REITs-Regional Malls - 7.2%
Simon Property Group, Inc.	35,342	5,716,922
GGP, Inc.	56,028	1,320,020
Tanger Factory Outlet Centers, Inc.	41,414	1,075,936
Pennsylvania Real Estate Investment Trust	16,297	184,482
Total REITs-Regional Malls		8,297,360
REITs-Shopping Centers - 5.3%
Regency Centers Corp.	41,797	2,618,164
Federal Realty Investment Trust[1]	20,539	2,595,924
Retail Opportunity Investments Corp.	57,525	1,103,905
Total REITs-Shopping Centers		6,317,993
REITs-Storage - 4.8%
Public Storage	11,197	2,334,910
Iron Mountain, Inc.	44,568	1,531,356
National Storage Affiliates Trust	50,347	1,163,519
Extra Space Storage, Inc.	8,107	632,346
Total REITs-Storage		5,662,131
REITs-Manufactured Homes - 4.4%
Sun Communities, Inc.	34,329	3,010,310
Equity LifeStyle Properties, Inc.[2]	23,813	2,056,014
Total REITs-Manufactured Homes		5,066,324
REITs-Hotels - 2.6%
MGM Growth Properties LLC — Class A	65,393	1,908,822
Host Hotels & Resorts, Inc.	36,885	673,889
Apple Hospitality REIT, Inc.	26,440	494,692
Total REITs-Hotels		3,077,403
REITs-Single Tenant - 1.7%
Spirit Realty Capital, Inc.	166,299	1,232,276
Realty Income Corp.	13,549	747,634
Total REITs-Single Tenant		1,979,910
REITs-Storage - 1.2%
Jernigan Capital, Inc.	63,876	1,405,272
Total REITs		107,937,966
Lodging - 2.3%
Hotels & Motels - 1.4%
Extended Stay America, Inc.	82,072	1,588,914
Casino Hotels - 0.9%
Caesars Entertainment Corp.*	92,477	1,109,724
Total Lodging		2,698,638
Total Common Stocks
(Cost $104,512,372)		110,636,604

MONEY MARKET FUND† - 4.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.75%[3]	5,607,101	5,607,101
Total Money Market Fund
(Cost $5,607,101)		5,607,101
Total Investments - 99.6%
(Cost $110,119,473)		$116,243,705

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (5.3)%
Lodging – (0.2)%
Casino Hotels – (0.2)%
Wynn Resorts Ltd.	(1,796)	$(240,880)
REITs – (5.1)%
REITs-Apartments – (0.2)%
Apartment Investment & Management Co. — Class A	(5,691)	(244,542)
REITs-Single Tenant – (0.3)%
National Retail Properties, Inc.	(8,017)	(313,465)
REITs-Storage – (0.3)%
Life Storage, Inc.	(4,901)	(363,164)
REITs-Office Property – (0.5)%
Piedmont Office Realty Trust, Inc. — Class A	(11,652)	(245,624)
VEREIT, Inc.	(38,694)	(314,969)
Total REITs-Office Property		(560,593)
REITs-Regional Malls – (0.6)%
Macerich Co.	(5,789)	(336,109)
CBL & Associates Properties, Inc.	(40,154)	(338,498)
Total REITs-Regional Malls		(674,607)
REITs-Health Care – (0.6)%
Omega Healthcare Investors, Inc.	(11,004)	(363,352)
Senior Housing Properties Trust	(18,711)	(382,453)
Total REITs-Health Care		(745,805)
REITs-Shopping Centers – (0.8)%
Brixmor Property Group, Inc.	(24,203)	(432,750)
Weingarten Realty Investors	(15,394)	(463,359)
Total REITs-Shopping Centers		(896,109)
REITs-Diversified – (0.9)%
CoreCivic, Inc.	(6,501)	(179,298)
GEO Group, Inc.	(6,090)	(180,081)
PS Business Parks, Inc.	(1,926)	(254,983)
Liberty Property Trust	(8,726)	(355,235)
Total REITs-Diversified		(969,597)
REITs-Hotels – (0.9)%
Chesapeake Lodging Trust	(13,919)	(340,598)
DiamondRock Hospitality Co.	(31,802)	(348,232)
LaSalle Hotel Properties	(12,883)	(383,913)
Total REITs-Hotels		(1,072,743)
Total REITs		(5,840,625)
Total Common Stocks
(Cost $(6,341,028))		(6,081,505)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.8)%
iShares U.S. Real Estate ETF	40,747	(3,250,388)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,212,900)		(3,250,388)
Total Securities Sold Short- (8.1)%
(Proceeds $9,553,928)		$(9,331,893)
Other Assets & Liabilities, net - 8.5%		9,992,378
Total Net Assets - 100.0%		$116,904,190

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS††
Risk Managed Real Estate June 2017 Risk Managed Real Estate Portfolio Short Custom Basket Swap 0.81%[4], Terminating 06/12/19 (Notional Value $33,371,800)	$493,190
Risk Managed Real Estate June 2017 Risk Managed Real Estate Portfolio Long Custom Basket Swap 1.66%[5], Terminating 06/12/19 (Notional Value $33,705,166)	(23,658)

	Shares
CUSTOM BASKET OF LONG SECURITIES[5]
Tier REIT, Inc.	59,577	64,939
Gaming and Leisure Properties, Inc.	31,963	46,027
American Tower Corp. — Class A	8,528	26,778
Prologis, Inc.	19,833	23,870
MGM Growth Properties LLC — Class A	39,338	22,816
Alexandria Real Estate Equities, Inc.	10,495	19,521
Equity LifeStyle Properties, Inc.	10,706	15,417
Extended Stay America, Inc.	39,886	13,462
National Storage Affiliates Trust	40,410	4,675
Equinix, Inc.	2,661	4,554
Iron Mountain, Inc.	21,652	3,233
Colony Starwood Homes	33,512	(2,011)
Weyerhaeuser Co.	39,483	(3,948)
Rayonier, Inc.	46,524	(4,187)
Federal Realty Investment Trust	7,947	(4,371)
Regency Centers Corp.	16,859	(13,095)
GGP, Inc.	33,711	(15,844)
Sun Communities, Inc.	17,066	(15,871)
Pennsylvania Real Estate Investment Trust	49,909	(16,470)
Jernigan Capital, Inc.	52,422	(20,812)
Rexford Industrial Realty, Inc.	49,113	(21,610)
Tanger Factory Outlet Centers, Inc.	28,803	(22,466)
Crown Castle International Corp.	11,303	(22,945)
Equity Residential	20,614	(23,088)
CyrusOne, Inc.	14,188	(25,964)
Caesars Entertainment Corp.*	70,132	(28,053)
EastGroup Properties, Inc.	13,967	(29,259)
Healthcare Trust of America, Inc. — Class A	47,832	(34,439)
Spirit Realty Capital, Inc.	121,672	(37,901)
Gramercy Property Trust	39,385	(38,991)
Physicians Realty Trust	58,739	(55,802)
Total Custom Basket of Long Securities		(191,835)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[4]
Brixmor Property Group, Inc.	(74,865)	$103,119
iShares U.S. Real Estate ETF	(125,756)	98,666
Weingarten Realty Investors	(45,603)	73,877
CoreCivic, Inc.	(19,483)	59,618
Senior Housing Properties Trust	(58,223)	55,894
GEO Group, Inc.	(18,763)	54,037
DiamondRock Hospitality Co.	(99,858)	53,923
Liberty Property Trust	(26,698)	40,581
LaSalle Hotel Properties	(38,619)	26,647
Macerich Co.	(17,210)	23,578
VEREIT, Inc.	(111,048)	21,765
Apartment Investment & Management Co. — Class A	(17,441)	20,580
Realty Income Corp.	(20,633)	19,808
Piedmont Office Realty Trust, Inc. — Class A	(36,108)	18,776
CBL & Associates Properties, Inc.	(123,204)	6,492
Life Storage, Inc.	(14,768)	5,612
AvalonBay Communities, Inc.	(3,951)	5,452
SL Green Realty Corp.	(6,857)	728
Public Storage	(5,446)	534
Chesapeake Lodging Trust	(45,292)	(5,435)
PS Business Parks, Inc.	(6,293)	(6,482)
Simon Property Group, Inc.	(4,745)	(9,585)
Omega Healthcare Investors, Inc.	(34,641)	(12,124)
National Retail Properties, Inc.	(24,273)	(15,535)
Wynn Resorts Ltd.	(5,841)	(22,605)
Total Custom Basket of Short Securities		617,921

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity swap collateral at June 30, 2017.
[2]	All or a portion of this security is pledged as short security collateral at June 30, 2017.
[3]	Rate indicated is the 7 day yield as of June 30, 2017.
[4]	Total Return is based on the return of the custom basket of short securities +/ - financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[5]	Total Return is based on the return of the custom basket of long securities +/ - financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$110,636,604	$—	$—	$—	$110,636,604
Money Market Fund	5,607,101	—	—	—	5,607,101
Equity Swap Agreements	—	—	493,190	—	493,190
Total Assets	$116,243,705	$—	$493,190	$—	$116,736,895

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,081,505	$—	$—	$—	$6,081,505
Exchange-Traded Funds	3,250,388	—	—	—	3,250,388
Equity Swap Agreements	—	—	23,658	—	23,658
Total Liabilities	$9,331,893	$—	$23,658	$—	$9,355,551

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 95.3%
Financial - 36.3%
Fulton Financial Corp.	20,015	$380,284
Wintrust Financial Corp.	4,747	362,861
Cathay General Bancorp	9,350	354,833
Berkshire Hills Bancorp, Inc.	8,756	307,773
First Citizens BancShares, Inc. — Class A	731	272,444
Equity Commonwealth*	7,511	237,349
Prosperity Bancshares, Inc.	3,506	225,225
Hanmi Financial Corp.	7,838	222,991
Umpqua Holdings Corp.	11,974	219,843
Argo Group International Holdings Ltd.	3,564	215,978
Forestar Group, Inc.*	12,448	213,483
Trustmark Corp.	6,555	210,809
Navigators Group, Inc.	3,813	209,334
Investors Bancorp, Inc.	15,524	207,401
Horace Mann Educators Corp.	5,460	206,388
Hanover Insurance Group, Inc.	2,246	199,063
TriCo Bancshares	5,304	186,436
Federal Agricultural Mortgage Corp. — Class C	2,878	186,207
Radian Group, Inc.	11,320	185,082
Hersha Hospitality Trust	9,789	181,194
Valley National Bancorp	15,305	180,752
MBIA, Inc.*	18,375	173,276
1st Source Corp.	3,323	159,305
Old National Bancorp	8,989	155,060
RLJ Lodging Trust	7,483	148,687
Hancock Holding Co.	2,899	142,051
Flagstar Bancorp, Inc.*	4,350	134,067
Summit Hotel Properties, Inc.	6,894	128,573
Cousins Properties, Inc.	14,190	124,730
FNB Corp.	8,476	120,020
Redwood Trust, Inc.	6,732	114,713
Sunstone Hotel Investors, Inc.	7,112	114,645
IBERIABANK Corp.	1,384	112,796
Lexington Realty Trust	11,180	110,794
LaSalle Hotel Properties	3,699	110,230
Capital Bank Financial Corp. — Class A	2,890	110,109
CubeSmart	4,519	108,637
MB Financial, Inc.	2,462	108,426
Genworth Financial, Inc. — Class A*	27,235	102,676
iStar, Inc.*	8,379	100,883
Hilltop Holdings, Inc.	3,682	96,505
Washington Federal, Inc.	2,450	81,340
Stifel Financial Corp.*	1,494	68,694
Sterling Bancorp	2,704	62,868
Total Financial		7,654,815
Industrial - 12.6%
Sanmina Corp.*	8,063	307,199
Methode Electronics, Inc.	5,199	214,199
TriMas Corp.*	10,008	208,667
GATX Corp.	2,775	178,349
ITT, Inc.	4,014	161,282
Werner Enterprises, Inc.	5,298	155,497
Summit Materials, Inc. — Class A*	4,606	132,975
Marten Transport Ltd.	4,721	129,355
Argan, Inc.	1,989	119,340
Crane Co.	1,499	118,991
Esterline Technologies Corp.*	1,244	117,931
Trinseo S.A.	1,715	117,821
FLIR Systems, Inc.	3,142	108,902
Kirby Corp.*	1,608	107,495
GasLog Ltd.	6,992	106,628
Plexus Corp.*	2,019	106,139
Ryder System, Inc.	1,447	104,155
Scorpio Tankers, Inc.	24,079	95,594
Oshkosh Corp.	812	55,931
Rand Logistics, Inc.*	34,819	13,579
Total Industrial		2,660,029
Consumer, Non-cyclical - 10.5%
Dean Foods Co.	15,013	255,221
Sanderson Farms, Inc.	2,145	248,069
Premier, Inc. — Class A*	5,405	194,580
Fresh Del Monte Produce, Inc.	3,612	183,887
Lannett Company, Inc.*	7,825	159,630
AMN Healthcare Services, Inc.*	3,938	153,779
Molina Healthcare, Inc.*	2,147	148,529
HealthSouth Corp.	3,050	147,620
Community Health Systems, Inc.*	12,809	127,578
Carriage Services, Inc. — Class A	4,699	126,685
Navigant Consulting, Inc.*	5,940	117,374
Emergent BioSolutions, Inc.*	3,048	103,358
Universal Corp.	1,498	96,921
FTI Consulting, Inc.*	2,544	88,938
United Rentals, Inc.*	612	68,979
Total Consumer, Non-cyclical		2,221,148
Consumer, Cyclical - 9.3%
UniFirst Corp.	2,125	298,988
Wabash National Corp.	11,378	250,088
International Speedway Corp. — Class A	5,946	223,272
Cooper Tire & Rubber Co.	5,795	209,200
Hawaiian Holdings, Inc.*	3,056	143,479
Meritage Homes Corp.*	3,222	135,968
Unifi, Inc.*	3,498	107,739
Century Communities, Inc.*	4,142	102,722
Asbury Automotive Group, Inc.*	1,775	100,376
La-Z-Boy, Inc.	3,019	98,118
Tenneco, Inc.	1,680	97,154
Caleres, Inc.	2,045	56,810
Deckers Outdoor Corp.*	770	52,560
DSW, Inc. — Class A	2,004	35,471
Genesco, Inc.*	908	30,781
Tuesday Morning Corp.*	14,740	28,006
Total Consumer, Cyclical		1,970,732
Utilities - 8.1%
Portland General Electric Co.	7,660	349,986
Avista Corp.	7,683	326,220
Spire, Inc.	4,200	292,950
Black Hills Corp.	3,818	257,600
ONE Gas, Inc.	2,369	165,380
Calpine Corp.*	9,927	134,312
ALLETE, Inc.	1,391	99,707

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Utilities - 8.1% (continued)
Southwest Gas Holdings, Inc.	999	$72,987
Total Utilities		1,699,142
Communications - 7.7%
Viavi Solutions, Inc.*	25,599	269,556
Bankrate, Inc.*	18,066	232,148
DigitalGlobe, Inc.*	6,676	222,311
Ciena Corp.*	6,858	171,587
Time, Inc.	10,850	155,698
NeoPhotonics Corp.*	17,137	132,298
Infinera Corp.*	12,200	130,174
Scholastic Corp.	2,678	116,734
Finisar Corp.*	3,805	98,854
InterDigital, Inc.	1,255	97,012
Total Communications		1,626,372
Energy - 4.9%
Laredo Petroleum, Inc.*	16,817	176,915
Oasis Petroleum, Inc.*	20,144	162,159
Delek US Holdings, Inc.	4,363	115,358
Tesoro Corp.	1,070	100,107
Oceaneering International, Inc.	4,240	96,842
Chesapeake Energy Corp.*	18,597	92,427
MRC Global, Inc.*	5,304	87,622
Gulfport Energy Corp.*	5,583	82,349
Rowan Companies plc — Class A*	8,017	82,094
Jones Energy, Inc. — Class A*	19,332	30,931
Total Energy		1,026,804
Technology - 3.4%
MicroStrategy, Inc. — Class A*	857	164,261
Photronics, Inc.*	14,292	134,344
IXYS Corp.*	6,430	105,774
Cray, Inc.*	5,362	98,661
ManTech International Corp. — Class A	2,096	86,732
InnerWorkings, Inc.*	5,611	65,088
Maxwell Technologies, Inc.*	9,218	55,216
Total Technology		710,076
Basic Materials - 2.5%
Kaiser Aluminum Corp.	2,709	239,801
Reliance Steel & Aluminum Co.	2,412	175,618
Olin Corp.	3,701	112,066
Total Basic Materials		527,485
Total Common Stocks
(Cost $17,579,532)		20,096,603

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1	6,250	–
Total Convertible Preferred Stocks
(Cost $5,968)		–

EXCHANGE-TRADED FUNDS† - 3.1%
iShares Russell 2000 Value ETF	5,478	651,170
Total Exchange-Traded Funds
(Cost $645,691)		651,170

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.75%[2]	262,669	262,669
Total Money Market Fund
(Cost $262,669)		262,669
Total Investments - 99.6%
(Cost $18,493,860)		$21,010,442
Other Assets & Liabilities, net - 0.4%		85,414
Total Net Assets - 100.0%		$21,095,856

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$20,096,603	$—	$—		$20,096,603
Convertible Preferred Stocks	—	—	—	*	—	*
Exchanged Traded Funds	651,170	—	—		651,170
Money Market Fund	262,669	—	—		262,669
Total Assets	$21,010,442	$—	$—	*	$21,010,442

*	Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 17.6%
Consumer, Non-cyclical - 4.9%
Pfizer, Inc.	21,817	$732,833
Merck & Co., Inc.	10,700	685,763
Amgen, Inc.	3,572	615,206
AbbVie, Inc.	8,050	583,706
UnitedHealth Group, Inc.	3,137	581,662
Gilead Sciences, Inc.	8,105	573,672
Eli Lilly & Co.	6,253	514,622
Biogen, Inc.*	1,856	503,644
McKesson Corp.	2,928	481,773
Danaher Corp.	5,473	461,867
Kimberly-Clark Corp.	3,480	449,303
Express Scripts Holding Co.*	6,962	444,454
General Mills, Inc.	7,526	416,940
Sysco Corp.	7,704	387,742
HCA Healthcare, Inc.*	4,069	354,817
Aetna, Inc.	2,312	351,031
Anthem, Inc.	1,835	345,219
Cigna Corp.	1,990	333,106
Humana, Inc.	1,371	329,890
Johnson & Johnson	2,053	271,591
Medtronic plc	1,995	177,056
Kroger Co.	6,655	155,195
Abbott Laboratories	2,307	112,143
Archer-Daniels-Midland Co.	2,613	108,126
Procter & Gamble Co.	1,240	108,066
Colgate-Palmolive Co.	1,457	108,007
Becton Dickinson and Co.	496	96,775
Total Consumer, Non-cyclical		10,284,209
Technology - 2.7%
Apple, Inc.	11,137	1,603,951
Oracle Corp.	13,494	676,589
Intel Corp.	18,928	638,631
International Business Machines Corp.	3,910	601,475
Microsoft Corp.	8,425	580,735
HP, Inc.	24,389	426,320
Micron Technology, Inc.*	14,263	425,893
Fidelity National Information Services, Inc.	4,937	421,620
QUALCOMM, Inc.	2,947	162,733
Total Technology		5,537,947
Industrial - 2.4%
Boeing Co.	2,898	573,079
United Technologies Corp.	4,410	538,505
Union Pacific Corp.	4,774	519,935
FedEx Corp.	2,196	477,257
Norfolk Southern Corp.	3,628	441,528
Eaton Corp. plc	5,628	438,027
Corning, Inc.	14,261	428,543
Waste Management, Inc.	5,708	418,682
Cummins, Inc.	2,340	379,595
Emerson Electric Co.	6,340	377,991
Caterpillar, Inc.	3,156	339,144
General Electric Co.	3,775	101,963
Total Industrial		5,034,249
Financial - 2.3%
JPMorgan Chase & Co.	10,644	972,862
Citigroup, Inc.	10,724	717,221
Prudential Financial, Inc.	4,190	453,107
State Street Corp.	4,840	434,293
Travelers Cos., Inc.	3,361	425,267
Aflac, Inc.	5,444	422,890
Allstate Corp.	4,778	422,566
Capital One Financial Corp.	4,045	334,198
Bank of America Corp.	9,500	230,470
Berkshire Hathaway, Inc. — Class B*	1,179	199,687
Wells Fargo & Co.	2,063	114,311
Total Financial		4,726,872
Consumer, Cyclical - 2.0%
CVS Health Corp.	8,078	649,956
Walgreens Boots Alliance, Inc.	6,242	488,811
Lowe's Cos., Inc.	6,184	479,446
General Motors Co.	13,169	459,993
Ford Motor Co.	40,142	449,189
Wal-Mart Stores, Inc.	5,137	388,768
Delta Air Lines, Inc.	5,576	299,653
Southwest Airlines Co.	4,783	297,216
Target Corp.	5,086	265,947
United Continental Holdings, Inc.*	2,414	181,654
American Airlines Group, Inc.	2,280	114,730
Total Consumer, Cyclical		4,075,363
Communications - 1.9%
Alphabet, Inc. — Class C*	785	713,353
Verizon Communications, Inc.	15,191	678,430
Comcast Corp. — Class A	17,387	676,702
Cisco Systems, Inc.	20,618	645,343
AT&T, Inc.	11,357	428,500
Amazon.com, Inc.*	326	315,568
DISH Network Corp. — Class A*	5,003	313,988
Facebook, Inc. — Class A*	1,716	259,082
Total Communications		4,030,966
Energy - 0.7%
Marathon Petroleum Corp.	6,915	361,861
ConocoPhillips	7,774	341,745
Valero Energy Corp.	4,746	320,165
Exxon Mobil Corp.	2,905	234,521
Hess Corp.	2,550	111,869
Anadarko Petroleum Corp.	2,364	107,184
Total Energy		1,477,345
Utilities - 0.4%
Exelon Corp.	11,650	420,215
American Electric Power Company, Inc.	5,995	416,473
Total Utilities		836,688
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	5,172	436,465
EI du Pont de Nemours & Co.	1,348	108,797
Dow Chemical Co.	1,683	106,147
Total Basic Materials		651,409
Total Common Stocks
(Cost $34,350,681)		36,655,048

MUTUAL FUNDS† - 79.7%
Guggenheim Strategy Fund III[1]	2,745,509	68,665,190
Guggenheim Strategy Fund II1	2,437,789	60,969,094

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MUTUAL FUNDS† - 79.7% (continued)
Guggenheim Strategy Fund I1	800,178	$20,060,468
Guggenheim Limited Duration Fund — Institutional Class[1]	651,604	16,166,290
Total Mutual Funds
(Cost $164,850,802)		165,861,042

MONEY MARKET FUNDS† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.75%[2]	4,255,150	4,255,150
Total Money Market Funds
(Cost $4,255,150)		4,255,150
Total Investments - 99.3%
(Cost $203,456,633)		$206,771,240
Other Assets & Liabilities, net - 0.7%		1,459,014
Total Net Assets - 100.0%		$208,230,254

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,089,450)	9	$(2,441)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap August 2017 S&P 500 Index Swap 0.98%[3], Terminating 08/03/17 (Notional Value $170,306,335)	36,403	$24,540,014
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$36,655,048	$—	$—	$—	$—	$36,655,048
Equity Index Swap Agreements	—	—	—	24,540,014	—	24,540,014
Mutual Funds	165,861,042	—	—	—	—	165,861,042
Money Market Funds	4,255,150	—	—	—	—	4,255,150
Total Assets	$206,771,240	$—	$—	$24,540,014	$—	$231,311,254

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,441	$—	$—	$—	$2,441

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 18.9%
Consumer, Non-cyclical - 8.0%
Kellogg Co.	3,300	$229,218
Zimmer Biomet Holdings, Inc.	1,699	218,152
Nielsen Holdings plc	5,428	209,847
Conagra Brands, Inc.	5,789	207,015
Laboratory Corp. of America Holdings*	1,320	203,464
AmerisourceBergen Corp. — Class A	2,015	190,478
Campbell Soup Co.	3,432	178,979
Western Union Co.	8,929	170,097
KAR Auction Services, Inc.	3,874	162,592
Hologic, Inc.*	3,551	161,144
Mylan N.V.*	4,072	158,075
Humana, Inc.	651	156,643
DaVita, Inc.*	2,405	155,748
Vantiv, Inc. — Class A*	2,429	153,853
Cardinal Health, Inc.	1,943	151,399
WellCare Health Plans, Inc.*	843	151,369
Tyson Foods, Inc. — Class A	2,410	150,938
General Mills, Inc.	2,678	148,361
Incyte Corp.*	1,150	144,797
Centene Corp.*	1,800	143,784
Sysco Corp.	2,812	141,528
Quintiles IMS Holdings, Inc.*	1,477	132,192
HCA Healthcare, Inc.*	1,465	127,748
Illumina, Inc.*	721	125,108
Total System Services, Inc.	2,146	125,005
United Rentals, Inc.*	1,102	124,206
Express Scripts Holding Co.*	1,941	123,913
Zoetis, Inc.	1,971	122,951
Universal Health Services, Inc. — Class B	1,007	122,935
MEDNAX, Inc.*	1,962	118,446
McKesson Corp.	710	116,823
US Foods Holding Corp.*	4,127	112,337
Edwards Lifesciences Corp.*	920	108,781
Kroger Co.	4,276	99,716
Quanta Services, Inc.*	2,903	95,567
Sabre Corp.	4,388	95,527
Baxter International, Inc.	1,489	90,144
BioMarin Pharmaceutical, Inc.*	992	90,093
Dr Pepper Snapple Group, Inc.	921	83,912
CoreLogic, Inc.*	1,898	82,335
Boston Scientific Corp.*	2,906	80,554
AMERCO	204	74,676
Henry Schein, Inc.*	384	70,280
Robert Half International, Inc.	1,401	67,150
ResMed, Inc.	725	56,456
Live Nation Entertainment, Inc.*	1,595	55,586
Booz Allen Hamilton Holding Corp.	1,699	55,285
Alkermes plc*	882	51,130
TreeHouse Foods, Inc.*	574	46,890
Gartner, Inc.*	375	46,316
Darling Ingredients, Inc.*	2,918	45,929
Flowers Foods, Inc.	2,596	44,937
Spectrum Brands Holdings, Inc.	346	43,264
Seattle Genetics, Inc.*	710	36,735
Total Consumer, Non-cyclical		6,460,408
Consumer, Cyclical - 3.4%
Ralph Lauren Corp. — Class A	2,086	153,947
Lear Corp.	1,078	153,162
Newell Brands, Inc.	2,641	141,610
Delphi Automotive plc	1,615	141,555
Dollar Tree, Inc.*	1,954	136,623
Dollar General Corp.	1,754	126,446
Alaska Air Group, Inc.	1,252	112,379
Target Corp.	1,894	99,037
Bed Bath & Beyond, Inc.	3,172	96,429
PACCAR, Inc.	1,426	94,173
WW Grainger, Inc.	497	89,724
BorgWarner, Inc.	2,065	87,473
HD Supply Holdings, Inc.*	2,756	84,416
Delta Air Lines, Inc.	1,383	74,321
Michael Kors Holdings Ltd.*	1,943	70,434
Liberty Interactive Corporation QVC Group — Class A*	2,713	66,577
AutoZone, Inc.*	114	65,032
Southwest Airlines Co.	1,013	62,948
CalAtlantic Group, Inc.	1,642	58,045
Hilton Worldwide Holdings, Inc.	935	57,830
Adient plc	882	57,665
JetBlue Airways Corp.*	2,420	55,249
Aramark	1,261	51,676
Harley-Davidson, Inc.	937	50,617
Polaris Industries, Inc.	526	48,513
Lions Gate Entertainment Corp. — Class A*	1,709	48,228
AutoNation, Inc.*	1,137	47,936
Signet Jewelers Ltd.	758	47,936
Whirlpool Corp.	246	47,139
Hawaiian Holdings, Inc.*	989	46,434
Wynn Resorts Ltd.	341	45,735
Dick's Sporting Goods, Inc.	1,146	45,645
Chipotle Mexican Grill, Inc. — Class A*	109	45,355
Hyatt Hotels Corp. — Class A*	791	44,462
Nordstrom, Inc.	789	37,738
Total Consumer, Cyclical		2,692,489
Technology - 2.5%
Fidelity National Information Services, Inc.	2,738	233,825
Microchip Technology, Inc.	2,140	165,165
Dell Technologies Inc. — Class V*	2,461	150,392
Cerner Corp.*	2,185	145,237
Analog Devices, Inc.	1,800	140,040
DXC Technology Co.	1,500	115,080
NCR Corp.*	2,742	111,983
Fiserv, Inc.*	876	107,170
Teradata Corp.*	3,252	95,901
Lam Research Corp.	634	89,667
Nuance Communications, Inc.*	4,936	85,936
Pitney Bowes, Inc.	4,494	67,859
Skyworks Solutions, Inc.	703	67,453
ON Semiconductor Corp.*	4,724	66,325
First Data Corp. — Class A*	3,585	65,247
Akamai Technologies, Inc.*	1,253	62,412
ServiceNow, Inc.*	559	59,254

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Technology - 2.5% (continued)
CSRA, Inc.	1,770	$56,198
Black Knight Financial Services, Inc. — Class A*	1,257	51,474
KLA-Tencor Corp.	528	48,317
Qorvo, Inc.*	655	41,475
Total Technology		2,026,410
Industrial - 2.1%
Johnson Controls International plc	4,662	202,144
Textron, Inc.	3,625	170,738
Carlisle Companies, Inc.	1,690	161,226
Waste Management, Inc.	2,062	151,248
Stericycle, Inc.*	1,925	146,916
TransDigm Group, Inc.	395	106,204
Stanley Black & Decker, Inc.	686	96,541
Huntington Ingalls Industries, Inc.	450	83,772
Ingersoll-Rand plc	879	80,332
Flowserve Corp.	1,605	74,521
Snap-on, Inc.	437	69,046
EMCOR Group, Inc.	1,022	66,818
Zebra Technologies Corp. — Class A*	597	60,010
Roper Technologies, Inc.	240	55,567
Spirit AeroSystems Holdings, Inc. — Class A	899	52,088
Waters Corp.*	275	50,556
Sealed Air Corp.	1,007	45,073
Rockwell Collins, Inc.	428	44,974
Total Industrial		1,717,774
Communications - 2.0%
Omnicom Group, Inc.	3,043	252,265
Zayo Group Holdings, Inc.*	5,571	172,144
Expedia, Inc.	974	145,076
Scripps Networks Interactive, Inc. — Class A	1,735	118,518
Discovery Communications, Inc. — Class A*	4,118	106,368
CDW Corp.	1,635	102,237
CommScope Holding Company, Inc.*	2,539	96,558
Viacom, Inc. — Class B	2,860	96,010
Palo Alto Networks, Inc.*	549	73,462
IAC/InterActiveCorp*	640	66,074
ARRIS International plc*	2,262	63,381
F5 Networks, Inc.*	466	59,210
Twitter, Inc.*	3,119	55,737
DISH Network Corp. — Class A*	777	48,765
Interpublic Group of Cos., Inc.	1,972	48,511
eBay, Inc.*	1,350	47,142
AMC Networks, Inc. — Class A*	857	45,772
Total Communications		1,597,230
Financial - 0.6%
Alliance Data Systems Corp.	596	152,988
Progressive Corp.	3,100	136,679
CBOE Holdings, Inc.	516	47,162
Air Lease Corp. — Class A	1,220	45,579
Lincoln National Corp.	669	45,211
SVB Financial Group*	256	45,002
Total Financial		472,621
Basic Materials - 0.2%
International Paper Co.	2,200	124,542
Energy - 0.1%
ONEOK, Inc.	899	46,892
Total Common Stocks
(Cost $14,687,405)		15,138,366

MUTUAL FUNDS† - 77.3%
Guggenheim Strategy Fund III[1]	1,084,539	27,124,317
Guggenheim Strategy Fund II1	826,319	20,666,231
Guggenheim Strategy Fund I1	313,654	7,863,300
Guggenheim Limited Duration Fund - Institutional Class[1]	259,150	6,429,523
Total Mutual Funds
(Cost $61,717,211)		62,083,371

MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.75%[2]	3,639,180	3,639,180
Total Money Market Fund
(Cost $3,639,180)		3,639,180
Total Investments - 100.7%
(Cost $80,043,796)		$80,860,917
Other Assets & Liabilities, net - (0.7)%		(578,324)
Total Net Assets - 100.0%		$80,282,593

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $242,100)	2	$(542)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $226,140)	2	(2,629)
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $523,740)	3	(3,882)
(Total Aggregate Value of Contracts $991,980)		$(7,053)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap August 2017 Russell Midcap Growth Index Swap 0.95%[3], Terminating 08/03/17 (Notional Value $64,164,872)	25,466	$8,869,797

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return based on Russell Midcap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$15,138,366	$—	$—	$—	$—	$15,138,366
Equity Index Swap Agreements	—	—	—	8,869,797	—	8,869,797
Mutual Funds	62,083,371	—	—	—	—	62,083,371
Money Market Fund	3,639,180	—	—	—	—	3,639,180
Total Assets	$80,860,917	$—	$—	$8,869,797	$—	$89,730,714

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$7,053	$—	$—	$—	$7,053

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
Titan Energy LLC*,1	6,740	$52,235
Total Common Stocks
(Cost $200,000)		52,235

PREFERRED STOCKS†† - 0.0%
Financial - 0.0%
M&T Bank Corp. 5.13%*,2,3	2,000,000	2,077,500
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19[1]	44,000	1,123,760
Total Preferred Stocks
(Cost $3,110,000)		3,201,260

MUTUAL FUNDS† - 1.2%
Guggenheim Floating Rate Strategies Fund - Institutional Class[4]	1,382,892	35,982,843
Guggenheim Limited Duration Fund - Institutional Class[4]	638,578	15,843,113
Guggenheim Strategy Fund II4	518,365	12,964,306
Guggenheim Strategy Fund I4	488,676	12,251,118
Guggenheim Strategy Fund III[4]	259,422	6,488,139
Total Mutual Funds
(Cost $82,852,603)		83,529,519

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund[4]	481,691	10,178,131
Total Closed-End Funds
(Cost $8,478,228)		10,178,131

MONEY MARKET FUND† - 2.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.76%[6]	152,139,079	152,139,079
Total Money Market Fund
(Cost $152,139,079)		152,139,079
	Face Amount[5]
ASSET-BACKED SECURITIES†† - 38.4%
Collateralized Loan Obligations - 29.6%
CIFC Funding Ltd.
2017-3A, 2.17% due 10/24/25[2,7]	$24,700,000	24,752,023
2015-2A, 3.12% due 12/05/24[2,7]	18,500,000	18,500,028
2017-3A, 2.65% due 10/24/25[2,7]	11,500,000	11,552,863
2015-3A, 3.26% due 10/19/27[2,7]	9,750,000	9,813,692
2016-1A, 3.10% due 01/22/27[2,7]	7,500,000	7,499,393
2016-5A, 3.86% due 01/17/27[2,7]	3,750,000	3,751,259
2015-2A, 3.26% due 04/15/27[2,7]	2,000,000	2,000,745
Golub Capital Partners CLO Ltd.
2016-33A, 3.65% due 11/21/28[2,7]	48,750,000	48,607,100
2015-25A, 2.97% due 08/05/27[2,7]	16,500,000	16,502,517
2015-24A, 3.87% due 02/05/27[2,7]	5,000,000	4,998,141
2013-17A, 3.56% due 10/25/25[2,7]	3,250,000	3,208,363
2014-21A, 3.61% due 10/25/26[2,7]	2,700,000	2,663,722
2014-18A, 4.66% due 04/25/26[2,7]	500,000	499,152
2013-17A, 4.99% due 10/25/25[2,7]	400,000	400,825
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.80% due 04/28/26[2,7]	64,300,000	64,230,717
2017-3A, 4.00% due 04/28/26[7]	7,700,000	7,705,390
2017-3A, 3.40% due 04/28/26[2,7]	650,000	649,149
2017-3A, 4.25% due 04/28/26[2,7]	400,000	400,219
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.30% due 12/15/28[2,7]	42,200,000	42,283,018
2016-7A, 3.91% due 12/15/28[2,7]	5,000,000	4,973,378
PFP Ltd.
2017-3, 2.19% due 01/14/35[2,7]	28,500,000	28,553,340
2015-2, 3.17% due 07/14/34[2,7]	16,500,000	16,492,255
2017-3, 2.92% due 01/14/35[2,7]	2,000,000	2,008,732
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 2.85% due 10/15/26[2,7]	26,200,000	26,219,202
2017-5A, 3.40% due 10/15/26[7]	16,000,000	16,012,116
2017-5A, 4.30% due 10/15/26[2,7]	1,750,000	1,752,979
2017-5A, 2.88% due 10/15/26[2,7]	1,500,000	1,498,590
2017-5A, 3.75% due 10/15/26[7]	1,000,000	1,001,665
KVK CLO Ltd.
2017-1A, 2.98% due 05/15/26[2,7]	24,865,000	24,915,339
2017-2A, 2.91% due 01/15/26[2,7]	19,200,000	19,222,087

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 29.6% (continued)
2013-1A, due 04/14/25[2,7,8]	$3,800,000	$1,262,565
Shackleton CLO Ltd.
2016-7A, 3.11% due 04/15/27[2,7]	20,250,000	20,249,018
2017-4A, 2.66% due 01/13/25[2,7]	14,950,000	14,948,840
2015-8A, 4.11% due 10/20/27[2,7]	7,600,000	7,634,638
Fortress Credit BSL II Ltd.
2017-2A, 2.81% due 10/19/25[2,7]	42,850,000	42,760,635
OCP CLO Ltd.
2016-11A, 3.57% due 04/26/28[2,7]	18,500,000	18,498,830
2016-11A, 4.62% due 04/26/28[2,7]	7,000,000	6,999,335
2016-2A, 4.02% due 11/22/25[2,7]	6,500,000	6,505,767
2014-6A, 4.26% due 07/17/26[2,7]	5,500,000	5,499,761
2014-7A, 3.26% due 10/20/26[2,7]	3,500,000	3,499,930
2014-6A, 3.21% due 07/17/26[2,7]	1,500,000	1,499,996
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.52% due 06/20/27[2,7]	40,000,000	40,016,007
Resource Capital Corporation Ltd.
2017-CRE5, 1.89% due 07/15/34[2,7]	35,150,000	35,196,749
NXT Capital CLO LLC
2017-1A, 3.13% due 04/20/29[2,7]	33,000,000	32,946,837
2015-1A, 4.81% due 04/21/27[2,7]	1,000,000	980,309
Telos CLO 2014-6 Ltd.
2017-6A, 2.91% due 01/17/27[2,7]	32,000,000	32,030,719
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.69% due 01/15/28[2,7]	31,500,000	31,401,331
Flagship CLO VIII Ltd.
2017-8A, 2.86% due 01/16/26[2,7]	30,900,000	30,838,396
WhiteHorse VI Ltd.
2016-1A, 3.07% due 02/03/25[2,7]	22,100,000	22,084,678
2016-1A, 3.92% due 02/03/25[2,7]	8,500,000	8,501,982
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% due 07/20/29[2,7]	29,700,000	29,796,822
Venture XIX CLO Ltd.
2016-19A, 3.16% due 01/15/27[2,7]	29,450,000	29,634,793
Great Lakes CLO Ltd.
2015-1A, 3.11% due 07/15/26[2,7]	10,000,000	10,029,708
2014-1A, 3.01% due 04/15/25[2,7]	9,500,000	9,509,392
2012-1A, 3.91% due 01/15/23[2,7]	4,000,000	3,995,838
2015-1A, 3.86% due 07/15/26[2,7]	4,000,000	3,957,562
2012-1A, 5.26% due 01/15/23[2,7]	1,250,000	1,249,924
2012-1A, due 01/15/23[2,8,9]	1,000,000	408,056
2014-1A, 4.86% due 04/15/25[2,7]	250,000	249,587
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[7]	20,500,000	20,850,516
2016-2A, 5.29% due 05/12/31[7]	5,000,000	5,049,703
Cerberus Loan Funding XVI, LP
2016-2A, 3.21% due 11/15/27[2,7]	15,500,000	15,705,380
2016-2A, 3.51% due 11/17/27[2,7]	9,350,000	9,380,412
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.01% due 07/25/29[2,7]	24,200,000	24,243,359
ALM XIV Ltd.
2017-14A, 2.72% due 07/28/26[2,7]	22,900,000	22,899,115
2014-14A, 4.62% due 07/28/26[2,7]	300,000	300,003
A Voce CLO Ltd.
2017-1A, 2.71% due 07/15/26[2,7]	23,200,000	23,198,913
Shackleton 2014-VI CLO
2017-6A, 2.76% due 07/17/26[2,7]	22,900,000	22,919,731
OZLM IX Ltd.
2017-9A, 2.81% due 01/20/27[2,7]	22,550,000	22,493,962
Cent CLO 20 Ltd.
2017-20A, 2.79% due 01/25/26[2,7]	22,500,000	22,432,395
Venture XII CLO Ltd.
2017-12A, 2.83% due 02/28/26[2,7]	22,300,000	22,241,065
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.88% due 11/15/25[2,7]	21,900,000	21,940,669

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 29.6% (continued)
Symphony CLO XIV Ltd.
2017-14A, 2.87% due 07/14/26[2,7]	$21,275,000	$21,391,814
Regatta V Funding Ltd.
2017-1A, 2.76% due 10/25/26[2,7]	20,950,000	20,948,293
Newstar Commercial Loan Funding LLC
2017-1A, 3.65% due 03/20/27[2,7]	12,750,000	12,750,936
2016-1A, 4.94% due 02/25/28[2,7]	5,750,000	5,758,125
2015-1A, 3.96% due 01/20/27[2,7]	1,000,000	999,933
2014-1A, 4.76% due 04/20/25[2,7]	500,000	498,078
Shackleton 2014-V CLO Ltd.
2017-5A, 2.82% due 05/07/26[2,7]	19,900,000	19,891,460
Galaxy XVIII CLO Ltd.
2017-18A, 2.66% due 10/15/26[2,7]	19,550,000	19,549,087
CIFC Funding 2014 Ltd.
2017-1A, 2.76% due 04/18/25[2,7]	19,150,000	19,156,954
Flagship VII Ltd.
2017-7A, 2.71% due 01/20/26[2,7]	19,125,000	19,077,413
Venture XVII CLO Ltd.
2017-17A, 2.38% due 07/15/26[2,7]	10,100,000	10,117,574
2014-17A, 4.01% due 07/15/26[2,7]	8,750,000	8,753,877
Northwoods Capital XIV Ltd.
2017-14A, 2.88% due 11/12/25[2,7]	18,450,000	18,472,236
York CLO 1 Ltd.
2017-1A, 2.85% due 01/22/27[2,7]	17,800,000	17,754,810
TICP CLO I Ltd.
2017-1A, 2.77% due 04/26/26[2,7]	17,250,000	17,241,446
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[2,7]	17,000,000	16,927,999
Steele Creek CLO Ltd.
2017-1A, 3.02% due 08/21/26[2,7]	16,800,000	16,799,260
TICP CLO II Ltd.
2017-2A, 2.71% due 07/20/26[2,7]	14,000,000	13,974,977
2014-2A, 4.46% due 07/20/26[2,7]	2,850,000	2,819,783
Northwoods Capital XI Ltd.
2017-11A, 2.76% due 04/15/25[2,7]	16,750,000	16,749,433
Tralee CLO III Ltd.
2016-3A, 3.16% due 07/20/26[2,7]	8,300,000	8,305,548
2016-3A, 4.06% due 07/20/26[2,7]	7,500,000	7,500,584
WhiteHorse VIII Ltd.
2014-1A, 3.22% due 05/01/26[2,7]	15,750,000	15,798,633
Garrison Funding Ltd.
2016-2A, 3.37% due 09/29/27[2,7]	7,000,000	7,043,738
2015-1A, 3.69% due 05/25/27[2,7]	6,250,000	6,250,503
2016-2A, 4.32% due 09/29/27[2,7]	2,250,000	2,244,079
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[2,7]	14,000,000	14,014,602
2015-4A, 4.06% due 07/17/23[2,7]	1,000,000	999,993
Catamaran CLO Ltd.
2016-1A, 3.22% due 12/20/23[2,7]	12,000,000	12,002,657
2016-2A, 3.21% due 10/18/26[2,7]	1,750,000	1,759,930
2015-1A, 4.25% due 04/22/27[2,7]	1,000,000	1,009,570
KVK CLO 2014-2 Ltd.
2017-2A, 2.81% due 07/15/26[2,7]	14,800,000	14,745,620
Northwoods Capital X Ltd.
2017-10A, 2.72% due 11/04/25[2,7]	14,500,000	14,503,777
Venture XVI CLO Ltd.
2017-16A, 3.05% due 04/15/26[2,7]	14,500,000	14,499,323
MP CLO VI Ltd.
2017-2A, 2.76% due 01/15/27[2,7]	14,500,000	14,499,318
Anchorage Capital CLO 4 Ltd.
2017-4A, 2.85% due 07/28/26[2,7]	14,400,000	14,436,805
Marathon CLO VI Ltd.
2017-6A, 2.78% due 05/13/25[2,7]	14,050,000	14,048,108
Regatta IV Funding Ltd.
2014-1A, 4.11% due 07/25/26[2,7]	13,500,000	13,499,022
MP CLO V Ltd.
2017-1A, 2.76% due 07/18/26[2,7]	13,010,000	13,017,313

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 29.6% (continued)
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[7]	$13,000,000	$12,968,327
Octagon Investment Partners XVII Ltd.
2017-1A, 2.55% due 10/25/25[2,7]	13,000,000	12,959,879
Seneca Park CLO Limited
2017-1A, 2.66% due 07/17/26[2,7]	12,900,000	12,899,398
Dryden XXXI Senior Loan Fund
2017-31A, 2.66% due 04/18/26[2,7]	12,850,000	12,849,347
Marathon CLO VII Ltd.
2017-7A, 2.82% due 10/28/25[2,7]	12,600,000	12,628,440
OZLM VIII Ltd.
2017-8A, 2.60% due 10/17/26[2,7]	12,000,000	11,981,121
Vibrant CLO III Ltd.
2016-3A, 3.21% due 04/20/26[2,7]	12,000,000	11,957,097
Sudbury Mill CLO Ltd.
2017-1A, 2.81% due 01/17/26[2,7]	11,850,000	11,835,074
AMMC CLO XV Ltd.
2016-15A, 3.12% due 12/09/26[2,7]	11,600,000	11,646,196
Resource Capital Corp.
2015-CRE3, 3.57% due 03/15/32[2,7]	4,500,000	4,486,715
2015-CRE3, 4.32% due 03/15/32[2,7]	3,000,000	2,987,443
2014-CRE2, 3.67% due 04/15/32[2,7]	2,000,000	1,999,108
2015-CRE3, 5.17% due 03/15/32[2,7]	2,000,000	1,987,568
Crown Point CLO II Ltd.
2013-2A, 3.09% due 12/31/23[2,7]	11,300,000	11,293,378
TCP Waterman CLO LLC
2016-1A, 3.30% due 12/15/28[2,7]	7,150,000	7,214,736
2016-1A, 3.55% due 12/15/28[2,7]	4,000,000	4,020,250
Treman Park CLO Ltd.
2015-1A, due 04/20/27[7,8]	13,600,000	11,035,084
REGATTA IV FUNDING LTD
2014-1A, 2.32% due 07/25/26[2,7]	10,500,000	10,506,930
Woodmont Trust
2017-2A, 3.00% due 07/18/28[2,7]	10,100,000	10,121,917
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[2,7]	10,050,000	10,070,592
Ares XXXIII CLO Ltd.
2016-1A, 3.17% due 12/05/25[2,7]	9,800,000	9,823,980
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[7,8]	10,000,000	9,419,188
ACIS CLO Ltd.
2015-6A, 3.65% due 05/01/27[2,7]	7,500,000	7,526,322
2013-1A, 4.11% due 04/18/24[2,7]	1,650,000	1,650,366
Palmer Square CLO 2013-1 Ltd.
2017-1A, 2.68% due 05/15/25[2,7]	8,850,000	8,848,786
AIMCO CLO Series 2014-A
2017-AA, 2.18% due 07/20/26[2,7]	8,700,000	8,692,294
Madison Park Funding XVI Ltd.
2016-16A, 3.06% due 04/20/26[2,7]	8,250,000	8,285,834
Betony CLO Ltd.
2016-1A, 3.11% due 04/15/27[2,7]	8,250,000	8,240,929
Jamestown CLO III Ltd.
2017-3A, 2.91% due 01/15/26[2,7]	8,000,000	8,012,495
Fifth Street SLF II Ltd.
2015-2A, 3.09% due 09/29/27[2,7]	8,000,000	8,006,508
KKR CLO Ltd.
2015-12, 3.46% due 07/15/27[2,7]	8,000,000	7,990,623
Voya CLO Ltd.
2013-1X, due 04/15/24[8]	9,500,000	5,664,699
2015-3A, 4.11% due 10/15/22[2,7]	2,250,000	2,249,914
Flatiron CLO Ltd.
2017-1A, 2.76% due 07/17/26[2,7]	7,600,000	7,600,001
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[7,8]	8,920,000	7,137,691
Vibrant CLO IV Ltd.
2016-4A, 3.56% due 07/20/28[2,7]	7,000,000	7,105,398
Regatta III Funding Ltd.
2017-1A, 2.35% due 04/15/26[2,7]	7,050,000	7,037,312
Cent CLO 21 Ltd.
2017-21A, 2.87% due 07/27/26[2,7]	7,000,000	6,999,425
Vibrant CLO Limited
2015-1A, 3.96% due 07/17/24[2,7]	7,000,000	6,995,685

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 29.6% (continued)
Ares XXVI CLO Ltd.
2013-1A, 3.91% due 04/15/25[2,7]	$5,000,000	$4,999,769
2013-1A, due 04/15/25[7,8]	4,300,000	1,804,119
TICC CLO LLC
2012-1A, 4.69% due 08/25/23[2,7]	6,250,000	6,251,894
2012-1A, 5.94% due 08/25/23[2,7]	350,000	350,147
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.81% due 07/16/26[2,7]	6,500,000	6,532,098
Madison Park Funding XIV Ltd.
2017-14A, 2.71% due 07/20/26[2,7]	6,400,000	6,384,274
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	7,500,060	6,369,460
Fifth Street Senior Loan Fund I LLC
2015-1A, 3.16% due 01/20/27[2,7]	5,000,000	5,006,732
2015-1A, 4.16% due 01/20/27[2,7]	1,250,000	1,251,801
Cereberus ICQ Levered LLC
2015-1A, 3.21% due 11/06/25[2,7]	3,905,833	3,908,567
2015-1A, 4.21% due 11/06/25[2,7]	2,250,000	2,249,879
Northwoods Capital IX Ltd.
2012-9A, 3.41% due 01/18/24[2,7]	5,815,000	5,814,675
Symphony CLO XII Ltd.
2017-12A, 2.66% due 10/15/25[2,7]	5,750,000	5,742,801
Bsprt Issuer Ltd.
2017-FL1, 2.43% due 06/15/27[2,7]	5,500,000	5,506,490
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,8]	6,000,000	5,450,355
OHA Loan Funding Ltd.
2017-1A, 3.20% due 07/23/25[2,7]	5,300,000	5,301,160
Black Diamond CLO Ltd.
2013-1A, 2.57% due 02/01/23[2,7]	2,559,141	2,558,886
2014-1A, 4.01% due 02/06/26[2,7]	2,000,000	2,001,445
2013-1A, 4.42% due 02/01/23[2,7]	650,000	650,160
AIMCO CLO Series
2015-AA, 3.46% due 01/15/28[2,7]	5,000,000	5,036,364
RFTI Issuer Ltd.
2015-FL1, 4.96% due 08/15/30[2,9]	5,000,000	5,005,770
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.93% due 10/10/26[2,7]	5,000,000	4,997,014
Mountain Hawk II CLO Ltd.
2013-2A, 2.86% due 07/22/24[2,7]	5,000,000	4,977,754
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.12% due 12/20/24[2,7]	4,000,000	4,005,465
2012-2A, 5.77% due 12/20/24[2,7]	600,000	599,955
Marathon CLO V Ltd.
2013-5A, 3.52% due 02/21/25[2,7]	4,500,000	4,505,675
Benefit Street Partners CLO V Ltd.
2017-VA, 2.81% due 10/20/26[2,7]	4,500,000	4,482,797
Kingsland V Ltd.
2007-5A, 1.96% due 07/14/21[2,7]	4,000,000	3,889,894
OZLM Funding II Ltd.
2016-2A, 3.92% due 10/30/27[2,7]	3,750,000	3,749,599
Greywolf CLO III Ltd.
2014-1A, 4.00% due 04/22/26[2,7]	2,000,000	1,999,069
2014-1A, 3.20% due 04/22/26[2,7]	1,500,000	1,504,652
Cent CLO
2014-16A, 3.42% due 08/01/24[2,7]	1,750,000	1,750,131
2014-16A, 4.37% due 08/01/24[2,7]	1,750,000	1,750,051
Atrium XI
2017-11A, 2.65% due 10/23/25[2,7]	3,500,000	3,496,527
CFIP CLO Ltd.
2014-1A, 2.63% due 04/13/25[2,7]	3,400,000	3,401,011
Eaton Vance CLO Ltd.
2017-1A, 2.76% due 07/15/26[2,7]	3,400,000	3,399,840
Recette CLO LLC
2015-1A, 3.96% due 10/20/27[2,7]	3,250,000	3,267,722
Oaktree EIF I Series A1 Ltd.
2016-A, 4.81% due 01/20/27[2,7]	3,250,000	3,253,565

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 29.6% (continued)
Crown Point CLO III Ltd.
2015-3A, 4.21% due 12/31/27[2,7]	$3,000,000	$3,016,820
AMMC CLO XI Ltd.
2016-11A, 4.02% due 10/30/23[2,7]	3,000,000	3,014,463
Benefit Street Partners CLO Ltd.
2015-IA, 4.26% due 10/15/25[2,7]	3,000,000	3,001,521
Madison Park Funding Ltd.
2007-6A, 4.42% due 07/26/21[2,7]	3,000,000	3,000,643
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.46% due 10/20/25[2,7]	2,000,000	1,999,872
2013-7A, 4.61% due 10/20/25[2,7]	1,000,000	999,928
Atlas Senior Loan Fund VI Ltd.
2017-6A, 3.56% due 10/15/26[2,7]	3,000,000	2,992,013
FS Senior Funding Ltd.
2015-1A, 2.96% due 04/13/25[2,7]	2,500,000	2,502,500
KKR CLO Trust
2012-1A, 3.45% due 12/15/24[2,7]	2,000,000	2,000,368
2012-1A, 4.55% due 12/15/24[2,7]	500,000	500,234
Mountain Hawk I CLO Ltd.
2013-1A, 3.34% due 01/20/24[2,7]	2,500,000	2,500,060
Marathon CLO IV Ltd.
2012-4A, 4.17% due 05/20/23[2,7]	2,500,000	2,500,017
NXT Capital CLO 2014-1 LLC
2017-1A, 2.71% due 04/23/26[2,7]	2,300,000	2,305,014
Babson CLO Ltd.
2012-2A, due 05/15/23[7,8]	4,750,000	1,573,741
2014-IA, due 07/20/25[7,8]	1,300,000	720,249
Cerberus Onshore II CLO LLC
2014-1A, 3.86% due 10/15/23[2,7]	2,250,000	2,251,147
Oaktree EIF II Series B1 Ltd.
2015-B1A, 3.48% due 02/15/26[2,7]	2,205,000	2,206,364
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.76% due 07/25/25[2,7]	1,000,000	982,145
2014-1A, 4.76% due 07/25/25[7]	700,000	700,415
2014-1A, 4.46% due 07/25/25[2,7]	400,000	396,245
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[2,7]	2,079,490	2,073,257
Telos CLO Ltd.
2013-3A, 4.16% due 01/17/24[2,7]	2,000,000	2,000,743
Octagon Investment Partners XVI Ltd.
2013-1A, 3.91% due 07/17/25[2,7]	2,000,000	1,999,926
NewStar Clarendon Fund CLO LLC
2015-1A, 4.51% due 01/25/27[2,7]	2,000,000	1,997,370
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.61% due 10/18/25[2,7]	1,000,000	1,001,958
2014-9A, 4.46% due 10/18/25[2,7]	1,000,000	982,303
Madison Park Funding V Ltd.
2007-5A, 2.65% due 02/26/21[2,7]	2,000,000	1,963,623
LMREC, Inc.
2015-CRE1, 4.72% due 02/22/32[2,7]	2,000,000	1,942,695
Westchester CLO Ltd.
2007-1A, 1.61% due 08/01/22[2,7]	1,850,000	1,841,418
Newstar Trust
2012-2A, 5.41% due 01/20/23[2,7]	1,000,000	997,021
2012-2A, 4.41% due 01/20/23[2,7]	750,000	752,784
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[7,8]	3,700,000	1,700,146
ING Investment Management CLO Ltd.
2007-4A, 3.35% due 06/14/22[2,7]	1,500,000	1,499,914
COA Summit CLO Limited
2014-1A, 3.96% due 04/20/23[2,7]	1,250,000	1,249,885
Venture CLO Ltd.
2013-14A, 3.95% due 08/28/25[2,7]	1,250,000	1,249,631
Highbridge Loan Management Ltd.
2013-2A, 4.86% due 10/20/24[2,7]	1,000,000	999,946
Gallatin CLO VII Ltd.
2014-1A, 4.06% due 07/15/23[2,7]	1,000,000	997,798
WhiteHorse IV Ltd.
2007-4A, 2.61% due 01/17/20[2,7]	1,000,000	996,259

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 29.6% (continued)
Lime Street CLO Ltd.
2007-1A, 3.77% due 06/20/21[2,7]	$1,000,000	$987,701
Grayson CLO Ltd.
2006-1A, 1.58% due 11/01/21[2,7]	750,000	744,597
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[7,8]	1,200,000	705,429
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.50% due 06/15/28[2,7]	500,000	503,621
AMMC CLO XIV Ltd.
2014-14A, 3.96% due 07/27/26[2,7]	500,000	501,260
DIVCORE CLO Ltd.
2013-1A, 5.06% due 11/15/32[2,7]	500,000	499,615
Eastland CLO Ltd.
2007-1A, 1.57% due 05/01/22[2,7]	250,000	248,610
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[7,8]	982,957	215,857
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	1,500,000	211,736
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[7,8]	750,000	94,707
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 2.16% due 12/20/18[2,7]	72,929	72,877
Total Collateralized Loan Obligations		2,106,463,901
Transport-Aircraft - 2.9%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	33,800,738	33,839,812
2016-1A, 4.88% due 03/17/36[7]	20,387,500	20,591,375
2014-1, 5.13% due 12/15/29[2]	6,989,843	7,016,055
2014-1, 7.38% due 12/15/29[2]	2,150,721	2,158,786
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[7]	27,500,000	27,225,000
2015-1A, 5.07% due 02/15/40[7]	2,291,667	2,248,698
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[7]	18,121,164	18,369,228
Raspro Trust
2005-1A, 1.78% due 03/23/24[2,7]	19,138,540	18,133,766
ECAF I Ltd.
2015-1A, 4.95% due 07/15/40[7]	15,684,523	15,488,560
2015-1A, 3.47% due 06/15/40[7]	1,407,901	1,387,262
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	16,231,480	16,405,903
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	12,100,000	12,118,805
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	7,404,640	7,508,919
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[7]	4,133,447	4,135,464
Rise Ltd.
2014-1A, 4.75% due 02/12/39	3,879,437	3,898,834
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	3,396,000	3,400,245
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	2,720,009	2,721,369
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[7]	2,537,500	2,548,882
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[7]	1,518,149	1,554,927
2013-1, 6.35% due 10/15/38[7]	325,318	333,262
Stripes Aircraft Ltd.
2013-1 A1, 4.71% due 03/20/23†††,1,2	1,598,326	1,558,912
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[9]	1,075,165	1,050,309
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	1,035,907	1,030,728
AASET
2014-1 C, 10.00% due 12/15/29	799,770	802,769

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Transport-Aircraft - 2.9% (continued)
Airplanes Pass Through Trust
2001-1A, 1.54% due 03/15/19[2,9]	$507,340	$59,105
Total Transport-Aircraft		205,586,975
Collateralized Debt Obligations - 1.9%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[7]	55,600,000	55,638,394
2016-3A, 3.85% due 10/28/33[7]	7,500,000	7,693,543
Putnam Structured Product Funding Ltd.
2003-1A, 2.16% due 10/15/38[2,7]	27,419,631	25,746,849
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[7]	15,769,376	16,313,861
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[2,7]	14,379,167	14,058,998
SRERS Funding Ltd.
2011-RS, 1.34% due 05/09/46[2,7]	10,700,000	6,745,706
2011-RS, 1.35% due 05/09/46[2,7]	766,857	759,403
Highland Park CDO I Ltd.
2006-1A, 1.59% due 11/25/51[2,7]	4,006,599	3,783,731
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[7]	3,000,000	3,123,253
JPMCC Re-REMIC Trust
2014-FRR1, 3.22% due 04/27/44[2,7]	3,000,000	2,964,720
N-Star REL CDO VIII Ltd.
2006-8A, 1.41% due 02/01/41[2,7]	1,943,787	1,927,969
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.60% due 11/21/40[2,7]	1,163,201	1,146,351
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.54% due 11/20/46	296,772	293,870
Total Collateralized Debt Obligations		140,196,648
Net Lease - 1.6%
Capital Automotive REIT
2017-1A, 3.87% due 04/15/47[7]	49,866,750	50,461,935
2014-1A, 3.66% due 10/15/44[7]	4,500,000	4,515,127
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[7]	30,836,148	30,816,443
2016-1A, 4.32% due 10/20/46[7]	7,378,640	7,650,027
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/42[7]	4,918,462	5,178,796
2014-4A, 4.63% due 01/20/45[7]	4,250,000	4,208,670
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[7]	5,785,636	5,920,331
2015-1A, 3.75% due 04/20/45[7]	1,483,750	1,502,524
Store Master Funding LLC
2012-1A, 5.77% due 08/20/42[7]	1,762,190	1,767,221
2013-1A, 4.16% due 03/20/43[7]	1,718,753	1,730,581
Total Net Lease		113,751,655
Whole Business - 1.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[7]	27,393,000	28,855,238
2016-1A, 4.38% due 05/25/46[7]	5,260,250	5,474,447
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[7]	22,950,000	22,916,034
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[7]	7,810,875	8,019,660
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[7]	3,600,300	3,612,159
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[7]	2,700,000	2,694,250
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[7]	2,485,417	2,481,639
Total Whole Business		74,053,427
Transport-Container - 0.9%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[7]	47,200,000	47,191,598
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[7]	12,621,051	12,725,707
CLI Funding V LLC
2013-2A, 3.22% due 06/18/28[7]	1,326,027	1,314,105
Total Transport-Container		61,231,410
Industrial - 0.1%
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††,1	6,000,000	6,095,340

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Mortgage Securities - 0.1%
CD Commercial Mortgage Trust
2017-CD4, 1.49% due 05/10/50[2]	$32,687,407	$3,090,594
DBJPM Mortgage Trust
2017-C6, 1.04% due 06/10/50[2]	25,100,000	1,866,436
Total Mortgage Securities		4,957,030
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[7]	4,893,750	4,906,670
Financial - 0.1%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26†††,7	4,000,000	3,910,680
Hana Small Business Lending Loan Trust
2014-2014, 3.06% due 01/25/40[2,7]	754,844	751,297
Total Financial		4,661,977
Diversified Payment Rights - 0.0%
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[7]	689,881	700,417
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.35% due 07/09/17[2]	104,000	103,977
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[2]	54,060	54,050
Total Diversified Payment Rights		858,444
Total Asset-Backed Securities
(Cost $2,723,142,700)		2,722,763,477

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2%
Residential Mortgage Backed Securities - 16.0%
RALI Series Trust
2006-QO5, 1.43% due 05/25/46[2]	26,632,358	24,157,581
2006-QO10, 1.38% due 01/25/37[2]	15,965,693	14,270,996
2007-QO4, 1.41% due 05/25/47[2]	13,231,620	12,319,135
2006-QO2, 1.44% due 02/25/46[2]	23,587,801	10,792,231
2007-QO2, 1.37% due 02/25/47[2]	13,375,651	8,128,210
2007-QO4, 1.42% due 05/25/47[2]	6,154,785	5,736,132
2005-QO1, 1.52% due 08/25/35[2]	6,139,048	5,025,606
2005-QO1, 2.23% due 08/25/35[2]	4,059,223	3,617,361
2006-QS8, 1.67% due 08/25/36[2]	5,146,102	3,548,159
2006-QO2, 1.49% due 02/25/46[2]	5,814,582	2,715,472
2007-QO3, 1.38% due 03/25/47[2]	2,493,848	2,072,872
CIT Mortgage Loan Trust
2007-1, 2.57% due 10/25/37[2,7]	79,305,527	78,705,904
2007-1, 2.67% due 10/25/37[2,7]	6,464,725	6,545,259
LSTAR Securities Investment Ltd.
2016-4, 3.05% due 10/01/21[2,7]	24,957,910	24,863,319
2017-1, 3.05% due 01/01/22[2,7]	18,270,678	18,228,656
2016-5, 3.05% due 11/01/21[2,7]	13,932,149	13,873,746
2016-3, 3.05% due 09/01/21[2,7]	13,959,231	13,849,403
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.85% due 11/25/37[2]	62,164,992	60,561,856
2006-BC6, 1.39% due 01/25/37[2]	1,049,917	992,656
FirstKey Master Funding
2017-R1, 1.28% due 11/03/41†††,2,7	56,815,561	55,999,272
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	219,923,412	41,347,296
2006-1, 1.50% due 03/25/46[2]	8,246,041	7,069,171
2006-1, 1.62% due 03/25/46[2]	3,699,266	3,203,574
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[2,7]	37,671,163	37,518,142
CIM Trust
2017-2, 3.05% due 12/25/57[2,7]	35,843,917	35,824,801
GCAT
2017-1, 3.38% due 03/25/47[7]	32,501,556	32,431,581
First NLC Trust
2005-4, 1.61% due 02/25/36[2]	30,550,000	28,881,316

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage Backed Securities - 16.0% (continued)
2005-1, 0.07% due 05/25/35[2]	$3,342,803	$2,919,984
Countrywide Asset-Backed Certificates
2006-6, 1.39% due 09/25/36[2]	31,251,306	29,293,609
2005-15, 1.67% due 03/25/36[2]	1,500,000	1,291,572
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.52% due 11/25/46[2]	20,417,561	17,118,173
2006-AR9, 1.57% due 11/25/46[2]	9,274,776	7,605,733
2006-7, 4.37% due 09/25/36	3,035,224	1,612,406
2006-8, 4.54% due 10/25/36	517,218	323,647
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[7]	25,530,075	25,669,791
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[2,7]	25,313,277	25,302,228
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.41% due 12/25/36[2]	25,759,679	24,736,873
Bayview Opportunity Master Fund IVb Trust
2017-NPL1, 3.60% due 01/28/32[7]	15,645,688	15,613,154
2017-RN1, 3.60% due 02/28/32[2,7]	6,888,852	6,881,110
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[7]	22,334,395	22,334,395
American Home Mortgage Assets Trust
2006-4, 1.41% due 10/25/46[2]	14,358,259	10,655,221
2007-1, 1.43% due 02/25/47[2]	11,956,388	7,763,100
2006-5, 1.65% due 11/25/46[2]	5,088,923	2,694,187
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.52% due 04/25/36[2]	10,703,691	9,454,341
2006-OA1, 1.42% due 02/25/47[2]	7,237,017	6,650,961
2007-OA2, 1.50% due 04/25/47[2]	4,992,508	4,622,991
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[7]	18,864,029	18,879,871
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[7]	18,496,206	18,508,353
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.50% due 07/25/47[2]	10,330,872	9,099,000
2007-OA3, 1.50% due 04/25/47[2]	6,561,211	5,498,443
2006-AR13, 1.61% due 10/25/46[2]	2,425,134	2,163,582
2006-AR11, 1.65% due 09/25/46[2]	1,924,700	1,609,591
CSMC Series
2015-12R, 1.52% due 11/30/37[2,7]	18,647,827	18,367,094
VOLT LIII LLC
2016-NP13, 3.88% due 12/25/46[7]	17,391,853	17,500,503
Lehman XS Trust Series
2007-2N, 1.40% due 02/25/37[2]	11,112,512	8,704,458
2007-15N, 1.47% due 08/25/37[2]	5,848,495	5,511,447
2005-7N, 1.49% due 12/25/35[2]	2,979,246	2,871,605
Impac Secured Assets CMN Owner Trust
2005-2, 1.47% due 03/25/36[2]	16,890,474	15,317,339
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[7]	15,033,377	15,092,437
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.36% due 07/25/37[2,7]	8,698,915	7,985,871
2007-HE2A, 1.35% due 07/25/37[2,7]	7,149,721	6,605,813
GSMSC Resecuritization Trust
2015-5R, 1.16% due 02/26/37[2,7]	15,339,736	14,440,571
Nomura Resecuritization Trust
2016-1R, 4.02% due 01/28/38†††,2,7	7,894,493	7,965,228
2015-4R, 1.96% due 03/26/36[2,7]	2,273,569	2,175,810
2015-4R, 1.87% due 12/26/36[2,7]	1,658,548	1,556,411
2012-1R, 1.48% due 08/27/47[2,7]	94,936	94,555

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage Backed Securities - 16.0% (continued)
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 1.95% due 09/25/35[2]	$11,687,000	$11,467,575
Alternative Loan Trust
2007-OA7, 1.40% due 05/25/47[2]	5,953,374	5,554,418
2005-38, 1.72% due 09/25/35[2]	4,858,302	4,452,077
NRPL Trust
2015-1A, 3.88% due 11/01/54[7]	6,733,474	6,707,091
2014-2A, 3.75% due 10/25/57[2,7]	2,886,116	2,912,390
Banc of America Funding Trust
2014-R7, 1.36% due 09/26/36[2,7]	6,119,182	5,893,402
2015-R4, 1.39% due 01/27/35[2,7]	3,639,783	3,437,293
First Franklin Mortgage Loan Trust
2004-FF10, 2.49% due 07/25/34[2]	9,305,077	9,161,608
HarborView Mortgage Loan Trust
2006-14, 1.36% due 01/25/47[2]	10,115,393	9,141,460
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2,7]	8,414,085	8,444,458
Soundview Home Loan Trust
2007-1, 1.39% due 03/25/37[2]	4,677,288	4,644,530
2005-OPT3, 1.69% due 11/25/35[2]	3,930,000	3,697,192
First Frankin Mortgage Loan Trust
2006-FF3, 1.51% due 02/25/36[2]	8,616,000	8,285,818
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[7]	8,105,478	8,135,155
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.60% due 12/25/35[2]	7,800,000	7,316,060
Bear Stearns Asset Backed Securities I Trust
2006-HE3, 1.58% due 04/25/36[2]	7,600,000	7,242,083
IndyMac INDX Mortgage Loan Trust
2005-AR18, 2.00% due 10/25/36[2]	9,206,695	6,895,110
Morgan Stanley Resecuritization Trust
2014-R9, 1.16% due 11/26/46[2,7]	7,136,170	6,749,817
Structured Asset Investment Loan Trust
2005-11, 1.94% due 01/25/36[2]	7,404,067	6,737,479
ASG Resecuritization Trust
2010-3, 1.31% due 12/28/45[2,7]	7,448,451	6,417,688
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.36% due 07/25/36[2]	6,443,020	6,305,879
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 1.51% due 01/25/36[2]	5,294,240	5,084,138
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 1.75% due 07/25/35[2]	5,000,000	4,798,357
BCAP LLC
2014-RR2, 2.98% due 03/26/36[2,7]	3,131,890	3,062,318
2014-RR3, 1.14% due 10/26/36[2,7]	1,000,329	966,063
Luminent Mortgage Trust
2006-2, 1.42% due 02/25/46[2]	4,960,621	3,815,664
CWABS Asset-Backed Certificates Trust
2004-15, 2.57% due 04/25/35[2]	3,490,000	3,462,489
GSAA Home Equity Trust
2006-14, 1.39% due 09/25/36[2]	5,816,060	2,934,779
2007-7, 1.49% due 07/25/37[2]	426,084	391,522
GSAA Trust
2005-10, 1.87% due 06/25/35[2]	3,312,000	3,169,946
Impac Secured Assets Trust
2006-2, 1.39% due 08/25/36[2]	2,537,525	2,040,513
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	2,132,841	1,894,994
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[2,7]	1,829,531	1,830,117

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Residential Mortgage Backed Securities - 16.0% (continued)
GreenPoint Mortgage Funding Trust
2005-HE4, 1.69% due 07/25/30[2]	$1,392,428	$1,360,524
Alliance Bancorp Trust
2007-OA1, 1.46% due 07/25/37[2]	1,146,905	958,873
GCAT LLC
2015-1, 3.63% due 05/26/20[7]	947,103	948,896
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[7]	905,846	884,523
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	822,478	846,102
GSAMP Trust
2005-HE6, 1.66% due 11/25/35[2]	720,653	718,862
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[7]	464,666	454,980
Morgan Stanley Re-REMIC Trust
2010-R5, 2.07% due 06/26/36[7]	426,334	360,257
Total Residential Mortgage Backed Securities		1,134,353,665
Commercial Mortgage Backed Securities - 7.3%
Cold Storage Trust
2017-ICE3, 2.41% due 04/15/24[2,7]	60,550,000	60,643,603
2017-ICE3, 2.16% due 04/15/24[2,7]	57,700,000	57,771,467
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[2,7]	27,850,000	27,882,874
2017-HIT, 2.44% due 05/08/30[2,7]	18,500,000	18,532,934
Chicago Skyscraper Trust
2017-SKY, 1.96% due 02/15/30[2,7]	38,500,000	38,572,049
Cosmopolitan Hotel Trust
2016-CSMO, 3.26% due 11/15/33[2,7]	15,500,000	15,616,458
2016-CSMO, 3.81% due 11/15/33[2,7]	13,100,000	13,218,931
2016-CSMO, 4.66% due 11/15/33[2,7]	6,600,000	6,682,270
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.51% due 01/15/59[2]	124,952,891	10,398,255
2017-RB1, 1.45% due 03/15/50[2]	39,993,234	3,924,532
2016-C35, 2.16% due 07/15/48[2]	27,504,977	3,559,579
2016-NXS5, 1.72% due 01/15/59[2]	30,652,018	2,709,479
2015-NXS4, 1.09% due 12/15/48[2]	39,600,412	2,318,687
2017-RC1, 1.74% due 01/15/60[2]	21,314,619	2,283,804
2015-P2, 1.17% due 12/15/48[2]	34,748,997	2,087,914
2015-C30, 1.15% due 09/15/58[2]	33,392,759	2,032,934
2016-C32, 4.88% due 01/15/59[2]	1,400,000	1,470,090
2015-NXS1, 1.32% due 05/15/48[2]	11,783,755	733,723
2015-NXS4, 4.22% due 12/15/48[2]	64,000	66,612
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.14% due 10/05/31[2,7]	17,000,000	16,927,551
2016-JP3, 1.66% due 08/15/49[2]	74,649,648	7,325,915
COMM Mortgage Trust
2015-CR27, 4.62% due 10/10/48[2]	5,750,000	5,792,161
2015-CR26, 1.20% due 10/10/48[2]	92,800,175	5,770,584
2015-CR26, 4.64% due 10/10/48[2]	3,780,000	3,663,460
2015-CR23, 1.13% due 05/10/48[2]	49,150,618	2,529,630
2015-CR27, 1.31% due 10/10/48[2]	31,596,771	2,048,340
2013-CR13, 1.09% due 12/10/23[2]	51,817,841	1,931,526
2014-LC15, 1.51% due 04/10/47[2]	15,119,997	835,108
2015-CR23, 3.80% due 05/10/48	700,000	723,110
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% due 04/14/50[2]	66,596,605	5,633,720
2016-C2, 1.94% due 09/10/49[2]	34,429,491	4,263,659
2016-P4, 2.17% due 07/10/49[2]	32,834,521	4,225,100
2016-P5, 1.70% due 10/10/49[2]	31,828,165	3,129,788
2016-GC37, 1.97% due 04/10/49[2]	19,253,833	2,289,208

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Commercial Mortgage Backed Securities - 7.3% (continued)
2015-GC35, 0.90% due 11/10/48[2]	$34,177,231	$1,750,383
2015-GC29, 1.30% due 04/10/48[2]	24,744,528	1,546,835
2013-GC15, 4.37% due 09/10/46[2]	380,000	412,975
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.27% due 03/15/50[2]	214,621,224	15,892,916
2017-JP6, 1.33% due 07/15/50[2]	70,150,000	5,776,565
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% due 12/15/34[2,7]	21,950,000	21,114,168
Morgan Stanley Capital I Trust
2017-H1, 1.46% due 06/15/50[2]	131,080,000	13,220,493
2015-XLF1, 3.34% due 08/13/19[2,7]	7,600,000	7,609,776
2016-UBS9, 4.70% due 03/15/49[2]	275,000	283,564
VSD
2017-PLT1 A, 3.60% due 12/25/43	15,649,195	15,655,311
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.18% due 03/15/50[2]	134,555,508	9,982,579
2016-C2, 1.86% due 06/15/49[2]	32,970,220	3,221,639
2016-C4, 0.97% due 12/15/49[2]	33,910,722	2,091,905
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[7]	15,000,000	15,009,363
IMT Trust
2017-APTS, 3.61% due 06/15/34[2,7]	12,000,000	12,136,208
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19, 4.75% due 12/15/46†††,7	7,300,550	7,421,374
2015-C27, 1.18% due 12/15/47[2]	41,360,816	2,516,181
JPMBB Commercial Mortgage Securities Trust
2015-C31, 4.77% due 08/15/48[2]	3,253,000	3,089,199
2013-C17, 5.05% due 01/15/47[2]	2,500,000	2,545,261
2013-C12, 0.81% due 07/15/45[2]	49,853,479	1,148,265
BANK
2017-BNK4, 1.62% due 05/15/50[2]	57,027,650	5,844,707
J.P. Morgan Chase Commercial Mortgage Securities Trust
2016-WSP, 3.31% due 08/15/33[2,7]	5,000,000	5,017,350
GS Mortgage Securities Trust
2017-GS6, 1.20% due 05/10/50[2]	42,942,377	3,652,571
2015-GC28, 1.29% due 02/10/48[2]	21,550,973	1,233,315
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.66% due 12/15/27[2,7]	3,000,000	2,998,134
2014-BXCH, 5.38% due 12/15/27[2,7]	1,778,391	1,785,041
CD Mortgage Trust
2016-CD1, 1.58% due 08/10/49[2]	35,890,881	3,427,798
CSAIL Commercial Mortgage Trust
2015-C1, 1.09% due 04/15/50[2]	58,001,028	3,033,581
CFCRE Commercial Mortgage Trust
2016-C3, 1.24% due 01/10/48[2]	40,532,474	2,936,626
CD Commerical Mortgage Trust
2017-CD3, 1.20% due 02/10/50[2]	35,044,749	2,718,824
Hyatt Hotel Portfolio Trust
2015-HYT, 4.21% due 11/15/29[2,7]	2,000,000	2,005,009
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.30% due 02/15/50[2]	24,550,175	1,997,252
BLCP Hotel Trust
2014-CLRN, 3.66% due 08/15/29[2,7]	1,795,000	1,797,820
WFRBS Commercial Mortgage Trust
2013-C12, 1.51% due 03/15/48[2,7]	13,846,387	700,172
LSTAR Commercial Mortgage Trust
2014-2, 5.02% due 01/20/41[2,7]	500,000	503,898

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.2% (continued)
Commercial Mortgage Backed Securities - 7.3% (continued)
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	$225,000	$228,198
Total Commercial Mortgage Backed Securities		519,900,311
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,9	22,787,579	23,871,355
2003-PRES, 6.24% due 10/10/41[7]	10,913,435	12,225,358
2005-DRUM, 5.47% due 05/10/50†††,9	4,696,645	4,862,155
2002-MEAD, 6.85% due 05/10/37[7]	2,586,564	3,058,757
2005-BLIS, 5.25% due 07/10/50†††,9	2,500,000	2,372,975
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††,9	8,422,817	10,172,658
2007-AETC, 5.75% due 02/10/52[9]	8,266,289	8,282,491
2007-ROBS, 6.06% due 10/10/52[9]	4,796,745	4,954,078
2006-RILY, 1.49% due 07/10/51†††,2,7	7,184,895	4,405,490
2007-AET2, 6.06% due 10/10/52[9]	2,181,463	2,322,931
Total Military Housing		76,528,248
Government Agency - 0.6%
Fannie Mae[14]
#BA1742, 3.50% due 12/01/45	7,936,602	8,157,479
#AS6528, 4.00% due 01/01/46	3,922,893	4,128,570
#AS7580, 3.00% due 07/01/46	2,247,369	2,246,291
#AL6307, 4.50% due 02/01/45	2,049,133	2,202,729
#AS2523, 5.00% due 05/01/44	1,177,209	1,293,188
#AX3215, 4.50% due 09/01/44	1,147,991	1,232,082
#AL4290, 4.50% due 10/01/43	920,380	989,150
#AL6671, 5.00% due 12/01/44	823,223	904,327
#MA1525, 3.50% due 08/01/43	805,854	830,940
#AN3562, 3.63% due 01/01/37	746,974	759,444
#AN3620, 2.75% due 11/01/31	674,029	652,354
#AS7386, 3.50% due 06/01/46	97,543	100,218
Freddie Mac[14]
#G08694, 4.00% due 02/01/46	3,614,730	3,804,432
#G60038, 3.50% due 01/01/44	3,211,881	3,309,748
#G08677, 4.00% due 11/01/45	2,804,224	2,950,548
#G08715, 3.00% due 08/01/46	2,270,420	2,267,491
FREMF Mortgage Trust[14]
2013-K29, 0.13% due 05/25/46[7,11]	815,872,196	4,552,729
Freddie Mac Multifamily Structured Pass Through Certificates[14]
2015-K043, 0.67% due 12/25/24[2]	44,695,545	1,556,393
2014-K715, 2.86% due 01/25/21	450,000	462,578
Total Government Agency		42,400,691
Financial - 0.1%
Station Place Securitization Trust
2017-1, 2.34% due 02/25/49[2,7]	2,666,667	2,667,320
2017-1, 2.47% due 02/25/49[2,7]	2,666,667	2,667,316
2017-1, 3.47% due 02/25/49[2,7]	2,333,333	2,333,904
Total Financial		7,668,540
Commerical Mortgage Backed Securities - 0.1%
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.24% due 07/15/50[2]	75,000,000	6,095,250
Total Collateralized Mortgage Obligation
(Cost $1,762,701,962)		1,786,946,705

U.S. GOVERNMENT SECURITIES†† - 11.0%
U.S. Treasury Bonds
due 11/15/44[12]	1,532,906,000	691,893,984
2.88% due 11/15/46	33,618,000	33,803,167
8.75% due 05/15/20	9,030,000	10,860,336
8.75% due 08/15/20	6,500,000	7,914,004
4.38% due 05/15/40	5,550,000	7,083,188
7.88% due 02/15/21	5,500,000	6,689,590
8.13% due 08/15/21	4,400,000	5,508,078
8.13% due 08/15/19	3,000,000	3,420,351
8.00% due 11/15/21	2,600,000	3,276,507

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
U.S. GOVERNMENT SECURITIES†† - 11.0% (continued)
4.75% due 02/15/41	$1,950,000	$2,625,644
2.75% due 11/15/42	2,580,000	2,549,363
2.88% due 08/15/45	1,800,000	1,810,055
Total U.S. Treasury Bonds		777,434,267
U.S. Treasury Notes
3.13% due 05/15/19	2,500,000	2,580,665
2.88% due 03/31/18	1,000,000	1,011,719
Total U.S. Treasury Notes		3,592,384
Total U.S. Government Securities
(Cost $776,765,193)		781,026,651

CORPORATE BONDS†† - 8.1%
Financial - 5.1%
Citigroup, Inc.
6.25% [2,3]	35,890,000	39,815,470
5.95% [2,3]	16,560,000	17,744,537
5.95% [2,3]	9,235,000	9,823,731
Bank of America Corp.
6.10% [2,3]	33,749,000	36,663,226
6.30% [2,3]	22,767,000	25,527,499
6.50% [2,3]	2,298,000	2,555,215
Hospitality Properties Trust
5.25% due 02/15/26	22,450,000	23,844,234
4.95% due 02/15/27	6,850,000	7,153,037
American Equity Investment Life Holding Co.
5.00% due 06/15/27	22,130,000	22,780,069
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[7]	18,690,030	18,594,336
Voya Financial, Inc.
5.65% due 05/15/53[2]	14,145,000	15,029,063
MetLife, Inc.
10.75% due 08/01/39	4,750,000	7,908,750
9.25% due 04/08/38[7]	3,200,000	4,768,000
Infinity Property & Casualty Corp.
5.00% due 09/19/22	10,589,000	11,272,996
Wells Fargo & Co.
5.88% [2,3]	9,800,000	10,799,306
KeyCorp
5.00% [2,3]	9,350,000	9,525,313
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	8,725,000	9,064,140
JPMorgan Chase & Co.
6.10% [2,3]	4,550,000	4,936,750
6.00% [2,3]	2,000,000	2,153,740
Atlas Mara Ltd.
8.00% due 12/31/20[1]	6,600,000	5,458,200
Fort Benning Family Communities LLC
1.51% due 01/15/36†††,2,9	6,000,000	4,869,120
Lincoln Finance Ltd.
7.38% due 04/15/21[7]	4,580,000	4,854,800
Northern Trust Corp.
4.60% [2,3]	4,737,000	4,784,370
Citizens Financial Group, Inc.
5.50% [2,3]	4,500,000	4,702,500
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,340,847
Enstar Group Ltd.
4.50% due 03/10/22	3,635,000	3,750,233
Greystar Real Estate Partners LLC
8.25% due 12/01/22[7]	3,445,000	3,711,988
Kennedy-Wilson, Inc.
5.88% due 04/01/24	3,058,000	3,153,563
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[7]	1,962,772	2,007,131
1.50% due 02/15/52†††,2,9	1,758,298	1,048,069
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[9]	1,419,643	1,420,026
5.37% due 12/01/50†††,7	803,617	817,543
5.38% due 02/15/48	549,505	535,976
Fidelity National Financial, Inc.
5.50% due 09/01/22	2,425,000	2,578,182
Customers Bank
6.13% due 06/26/29[2,9]	2,000,000	2,040,000
US Bancorp
5.30% [2,3]	1,800,000	1,917,000
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,700,000	1,735,885
First American Financial Corp.
4.30% due 02/01/23	1,680,000	1,725,562
American Tower Corp.
3.38% due 10/15/26	1,700,000	1,663,265
Barclays plc
4.38% due 01/12/26	1,600,000	1,662,586
Banco Santander S.A.
4.25% due 04/11/27	1,600,000	1,660,542
CBRE Services, Inc.
5.25% due 03/15/25	1,500,000	1,633,452
Jefferies Group LLC
5.13% due 01/20/23	1,500,000	1,633,437
Compass Bank
2.75% due 09/29/19	1,600,000	1,612,390
Santander UK Group Holdings plc
2.88% due 08/05/21	1,600,000	1,603,678
International Lease Finance Corp.
8.63% due 01/15/22	1,300,000	1,600,784
HCP, Inc.
4.25% due 11/15/23	1,500,000	1,572,783
Physicians Realty, LP
4.30% due 03/15/27	1,350,000	1,368,131
Morgan Stanley
7.25% due 04/01/32	820,000	1,119,079
Pacific Northwest Communities LLC
5.91% due 06/15/50[9]	1,000,000	1,107,370
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,2]	1,000,000	1,016,250

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
CORPORATE BONDS†† - 8.1% (continued)
Financial - 5.1% (continued)
Wilton Re Finance LLC
5.88% due 03/30/33[2,7]	$925,000	$943,500
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[7]	530,000	885,019
Cadence Bank North America
6.25% due 06/28/29[1,2]	720,000	742,500
ACC Group Housing LLC
6.35% due 07/15/54[9]	625,000	736,458
HSBC Holdings plc
4.38% due 11/23/26	700,000	726,335
Hanover Insurance Group, Inc.
4.50% due 04/15/26	650,000	677,903
Lincoln National Corp.
8.75% due 07/01/19	307,000	345,157
7.00% due 06/15/40	210,000	282,024
CIC Receivables Master Trust
4.89% due 10/07/21†††	418,742	431,137
Assurant, Inc.
6.75% due 02/15/34	106,000	131,264
Total Financial		360,565,451
Energy - 0.9%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	18,100,000	20,355,187
3.90% due 07/15/26	5,600,000	5,494,675
Buckeye Partners, LP
3.95% due 12/01/26	12,876,000	12,745,000
4.35% due 10/15/24	4,760,000	4,902,814
ConocoPhillips
6.50% due 02/01/39	5,248,000	6,890,666
Hess Corp.
4.30% due 04/01/27	3,650,000	3,565,262
7.88% due 10/01/29	897,000	1,084,554
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	1,500,000	1,676,463
ONEOK Partners, LP
3.38% due 10/01/22	1,600,000	1,614,646
MPLX, LP
4.13% due 03/01/27	1,600,000	1,605,448
Marathon Petroleum Corp.
3.63% due 09/15/24	1,200,000	1,212,529
Enterprise Products Operating LLC
3.90% due 02/15/24	890,000	925,714
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[1,13]	781,800	89,907
Total Energy		62,162,865
Basic Materials - 0.8%
Yamana Gold, Inc.
4.95% due 07/15/24	21,020,000	21,237,683
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[7]	18,955,000	19,588,211
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,7]	13,000,000	14,853,670
Dow Chemical Co.
9.40% due 05/15/39	1,000,000	1,680,744
Barrick North America Finance LLC
7.50% due 09/15/38	1,230,000	1,613,430
Eldorado Gold Corp.
6.13% due 12/15/20[7]	1,050,000	1,074,938
Total Basic Materials		60,048,676
Consumer, Non-cyclical - 0.7%
Tenet Healthcare Corp.
4.75% due 06/15/20[2]	22,374,000	22,597,739
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[7]	10,801,000	10,828,002
Offutt AFB America First Community LLC
5.46% due 09/01/50[7]	6,721,049	6,561,021
United Communities LLC
5.61% due 09/15/51[7]	4,628,496	4,814,886
Flowers Foods, Inc.
3.50% due 10/01/26	1,750,000	1,717,009
McKesson Corp.
6.00% due 03/01/41	1,400,000	1,711,149
Kraft Heinz Foods Co.
6.50% due 02/09/40	1,300,000	1,626,292
NYU Hospitals Center
4.37% due 07/01/47	500,000	522,385
Total Consumer, Non-cyclical		50,378,483
Consumer, Cyclical - 0.2%
HP Communities LLC
5.78% due 03/15/46[9]	2,150,000	2,356,293
5.86% due 09/15/53[9]	1,420,000	1,545,883
5.62% due 09/15/32[9]	1,000,000	1,082,120
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	3,000,000	2,835,000
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,802,718
Wyndham Worldwide Corp.
4.50% due 04/01/27	1,630,000	1,680,352
Northern Group Housing LLC
6.80% due 08/15/53[9]	1,200,000	1,481,412
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	1,000,000	995,000
Total Consumer, Cyclical		13,778,778
Industrial - 0.1%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,7	2,536,379	2,518,654
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	2,009,220	2,064,473
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.66% due 07/15/21[2,7]	1,875,000	1,905,469

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

		Face Amount[5]	Value
CORPORATE BONDS†† - 8.1% (continued)
Industrial - 0.1% (continued)
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]		$1,492,000	$1,469,620
Eaton Corp.
4.00% due 11/02/32		1,300,000	1,344,818
L3 Technologies, Inc.
5.20% due 10/15/19		760,000	811,305
Total Industrial			10,114,339
Diversified - 0.1%
HRG Group, Inc.
7.88% due 07/15/19		6,395,000	6,554,875
Leucadia National Corp.
5.50% due 10/18/23		1,500,000	1,605,243
Total Diversified			8,160,118
Communications - 0.1%
AT&T, Inc.
6.38% due 03/01/41		1,400,000	1,634,894
6.30% due 01/15/38		500,000	587,813
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38% due 10/23/35		1,400,000	1,659,494
Time Warner Cable LLC
4.00% due 09/01/21		1,500,000	1,567,961
Qwest Corp.
6.75% due 12/01/21		1,270,000	1,403,050
Total Communications			6,853,212
Utilities - 0.1%
AES Corp.
4.20% due 06/01/19[2]		3,098,000	3,098,000
Progress Energy, Inc.
7.75% due 03/01/31		1,100,000	1,547,108
Exelon Generation Company LLC
6.25% due 10/01/39		670,000	731,070
Total Utilities			5,376,178
Technology - 0.0%
CA, Inc.
5.38% due 12/01/19		760,000	797,888
Total Corporate Bonds
(Cost $560,176,118)			578,235,988

FOREIGN GOVERNMENT BONDS†† - 4.3%
Sweden (Kingdom of)
due 07/19/17[12]	SEK	1,304,000,000	154,792,675
United Kingdom (Government of)
due 07/10/17[12]	GBP	70,175,000	91,404,558
Czech Republic Government Bond
due 11/09/17[12]	CSK	455,000,000	19,967,136
Slovenia (Republic of)
1.75% due 10/09/17	EUR	11,450,000	13,147,686
Dominican Republic International Bond
6.85% due 01/27/45[7]		10,755,000	11,454,075
Kenya Government International Bond
6.88% due 06/24/24[7]		11,005,000	11,252,613
Bahamas Government International Bond
6.95% due 11/20/29[7]		110,000	119,625
Total Foreign Government Bonds
(Cost $290,738,717)			302,138,368

FEDERAL AGENCY BONDS†† - 3.5%
Fannie Mae Principal Strips[14]
due 01/15/30[12]	50,525,000	34,221,996
due 05/15/30[12]	48,650,000	32,520,141
due 05/15/29[12]	33,900,000	23,570,365
due 11/15/30[12]	17,570,000	11,472,560
Total Fannie Mae Principal Strips		101,785,062
Freddie Mac Principal Strips[14]
due 07/15/32[12]	33,850,000	20,655,812
due 03/15/31[12]	31,757,000	20,548,907
Total Freddie Mac Principal Strips		41,204,719
Freddie Mac[14]
due 12/14/29[12]	48,770,000	33,210,857
Tennessee Valley Authority
5.38% due 04/01/56	8,360,000	11,354,368
4.25% due 09/15/65	9,900,000	11,137,262
Total Tennessee Valley Authority		22,491,630
Residual Funding Corporation Principal
due 04/15/30[12]	27,263,000	18,603,890
Residual Funding Corporation Principal Strips
due 01/15/30[12]	13,250,000	9,118,624
Fannie Mae Interest Strips[14]
due 01/15/32[12]	8,833,000	5,500,963
due 01/15/35[12]	2,250,000	1,251,306
due 01/15/33[12]	1,450,000	873,344
due 07/15/32[12]	1,333,000	810,704
Total Fannie Mae Interest Strips		8,436,317
Freddie Mac Interest Strips[14]
due 03/15/30[12]	7,250,000	4,870,862
Fannie Mae[14]
due 01/15/30[12]	5,900,000	3,993,250
due 02/06/33[12]	1,456,000	874,740
Total Fannie Mae		4,867,990
Freddie Mac Coupon Strips[14]
due 09/15/30[12]	2,906,000	1,913,415
Total Federal Agency Bonds
(Cost $248,241,867)		246,503,366

SENIOR FLOATING RATE INTERESTS††,2 - 1.9%
Technology - 0.5%
Epicor Software
4.98% due 06/01/22	18,076,258	18,065,050
5.23% due 06/01/22	3,293,630	3,310,098
EIG Investors Corp.
5.14% due 02/09/23	5,572,881	5,597,539
Switch Ltd.
6.75% due 06/21/24	2,000,000	2,008,760
TIBCO Software, Inc.
5.73% due 12/04/20	1,955,088	1,962,419
Advanced Computer Software
10.67% due 01/31/23[1]	2,000,000	1,825,000
Verint Systems, Inc.
2.25% due 06/22/24	750,000	750,938
Kronos, Inc.
4.68% due 11/01/23	300,000	301,800
Compucom Systems, Inc.
4.48% due 05/11/20	290,010	227,417
Micron Technology, Inc.
3.80% due 04/26/22	198,496	199,943
Ceridian Corp.
4.73% due 09/15/20	151,000	149,774
Aspect Software, Inc.[4]
11.22% due 05/25/20	14,916	14,729
Total Technology		34,413,467
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23	21,807,080	20,555,571
SFR Group SA
4.42% due 01/14/25	6,766,000	6,751,927

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]		Value
SENIOR FLOATING RATE INTERESTS††,2 - 1.9% (continued)
Communications - 0.5% (continued)
Internet Brands
4.98% due 07/08/21		$3,141,934	$3,160,789
Proquest LLC
5.48% due 10/24/21		1,346,252	1,350,466
Houghton Mifflin Co.
4.23% due 05/28/21		740,554	701,675
Cable One, Inc.
3.43% due 05/01/24		500,000	501,250
Total Communications			33,021,678
Financial - 0.3%
Misys Ltd.
4.74% due 06/13/24		16,200,000	16,194,007
National Financial Partners Corp.
4.80% due 01/08/24		2,205,875	2,209,316
Delos Finance S.A.R.L
3.55% due 10/06/23		1,300,000	1,303,458
HUB International Ltd.
4.42% due 10/02/20		994,859	996,828
American Stock Transfer & Trust
5.80% due 06/26/20		234,787	235,080
Total Financial			20,938,689
Consumer, Non-cyclical - 0.2%
Packaging Coordinators Midco, Inc.
5.15% due 06/30/23		3,168,000	3,160,080
Albertson's LLC
4.29% due 12/21/22		2,756,045	2,762,935
DJO Finance LLC
4.39% due 06/08/20		2,360,776	2,333,722
CHG Healthcare Services, Inc.
4.29% due 06/07/23		1,878,235	1,895,458
Grocery Outlet, Inc.
4.80% due 10/21/21		1,736,918	1,709,787
One Call Medical, Inc.
5.24% due 11/27/20		1,654,626	1,531,571
CareCore National LLC
5.23% due 03/05/21		1,358,859	1,372,448
JBS USA Lux SA
5.75% due 10/30/22		300,000	292,200
CTI Foods Holding Co. LLC
4.73% due 06/29/20		200,000	188,000
Total Consumer, Non-cyclical			15,246,201
Consumer, Cyclical - 0.2%
Leslie's Poolmart, Inc.
4.87% due 08/16/23		4,441,624	4,452,727
PetSmart Inc
4.22% due 03/11/22		4,150,103	3,854,989
Life Time Fitness, Inc.
4.23% due 06/10/22		1,699,683	1,700,397
Eyemart Express
5.25% due 12/17/21		1,290,000	1,302,900
PTL Acqusition, Inc.
3.48% due 08/01/23		1,240,625	1,248,379
BBB Industries, LLC
6.23% due 11/03/21		980,000	984,900
Acosta, Inc.
4.47% due 09/26/19†††,1		635,556	597,672
0.50% due 09/26/19		97,778	83,222
Neiman Marcus Group, Inc.
4.34% due 10/25/20		580,500	434,168
Sears Holdings Corp.
5.72% due 06/30/18		366,477	360,522
USIC Holding, Inc.
4.92% due 12/08/23		159,625	159,825
Total Consumer, Cyclical			15,179,701
Industrial - 0.1%
Engility Corp.
4.98% due 08/14/23		3,061,829	3,092,447
VC GB Holdings, Inc.
4.98% due 02/28/24		2,020,039	2,017,514
TMF Group Holding BV
3.50% due 10/13/23	EUR	1,750,000	2,017,187
Hillman Group, Inc.
4.80% due 06/30/21		987,277	992,836
Clean Harbors, Inc.
2.00% due 06/27/24		800,000	801,000
Hardware Holdings LLC
7.80% due 03/30/20†††,1		720,375	705,968
CHI Overhead Doors, Inc.
4.48% due 07/29/22		497,233	494,334
Wencor Group
4.80% due 06/18/21		291,981	282,856
Thermasys Corp.
5.25% due 05/03/19[1]		90,625	80,316
Total Industrial			10,484,458
Basic Materials - 0.1%
Road Infrastructure Investment
4.71% due 06/13/23		4,416,998	4,431,972
Nexeo Solutions LLC
4.97% due 06/09/23		1,683,042	1,694,268
Total Basic Materials			6,126,240
Utilities - 0.0%
Invenergy Thermal Operating I, LLC
6.80% due 10/19/22[1]		2,595,982	2,472,673
Total Senior Floating Rate Interests
(Cost $138,931,241)			137,883,107

MUNICIPAL BONDS†† - 1.0%
Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50		19,850,000	32,032,341
7.50% due 02/15/50		2,060,000	2,901,531
Total Ohio			34,933,872
California - 0.2%
Poway Unified School District General Obligation Unlimited
due 08/01/40[12]		10,000,000	4,001,700
due 08/01/38[12]		8,460,000	3,723,669

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
MUNICIPAL BONDS†† - 1.0% (continued)
California - 0.3% (continued)
San Diego Unified School District General Obligation Unlimited
due 07/01/39[12]	$7,150,000	$3,056,482
due 07/01/46[12]	2,200,000	688,468
due 07/01/43[12]	1,350,000	479,588
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[12]	5,295,000	2,864,013
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[12]	3,600,000	1,043,100
Wiseburn School District General Obligation Unlimited
due 08/01/34[12]	900,000	464,337
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[12]	700,000	352,499
Total California		16,673,856
Michigan - 0.1%
Detroit City School District General Obligation Unlimited, Build America Bonds
7.75% due 05/01/39	4,900,000	6,504,210
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,803,894
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[12]	3,850,000	2,112,110
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[12]	4,100,000	1,423,397
Texas - 0.0%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[12]	2,850,000	808,289
due 11/15/41[12]	1,500,000	521,370
Total Texas		1,329,659
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[12]	995,000	357,752
due 01/01/37[12]	570,000	253,411
Total Pennsylvania		611,163
Total Municipal Bonds
(Cost $66,111,928)		69,392,161

FEDERAL AGENCY NOTES†† - 0.1%
Freddie Mac[14]
1.25% due 10/02/19	2,500,000	2,486,247
2.38% due 01/13/22	2,000,000	2,041,976
Total Freddie Mac		4,528,223
Fannie Mae[14]
0.88% due 02/08/18	1,500,000	1,497,074
Total Federal Agency Notes
(Cost $6,132,674)		6,025,297

COMMERCIAL PAPER†† - 5.0%
Marriott International
1.50% due 08/03/17	36,000,000	35,950,500
1.26% due 07/17/17	30,000,000	29,981,867
Total Marriott International		65,932,367
Comcast Corp.
1.35% due 07/20/17	32,500,000	32,476,844
1.31% due 07/25/17	25,000,000	24,977,500
Total Comcast Corp.		57,454,344
Whirlpool Corp.
1.35% due 07/07/17	49,000,000	48,988,976
Ryder System, Inc.
1.35% due 07/14/17	20,000,000	19,990,250
1.37% due 07/12/17	16,000,000	15,993,302
1.18% due 07/03/17	10,000,000	9,999,322
Total Ryder System, Inc.		45,982,874
CBS Corp.
1.34% due 07/17/17	20,000,000	19,988,089
1.35% due 07/19/17	17,000,000	16,988,525
Total CBS Corp.		36,976,614
Mondelez International, Inc.
1.22% due 07/07/17	15,075,000	15,071,935
1.37% due 07/13/17	10,000,000	9,995,433
1.36% due 07/13/17	6,800,000	6,796,917
Total Mondelez International, Inc.		31,864,285
Marsh & McLennan Companies, Inc.
1.37% due 07/13/17	15,000,000	14,993,150

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount[5]	Value
COMMERCIAL PAPER††5.0% (continued)
1.32% due 07/13/17	$10,000,000	$9,995,433
Total Marsh & McLennan Companies, Inc.		24,988,583
Kellog Co.
1.27% due 07/06/17	24,000,000	23,995,767
Total Kellog Co.		23,995,767
Unitedhealth Group, Inc.
1.29% due 07/20/17	20,000,000	19,986,383
Glaxosmithkline Finance plc
0.99% due 07/05/17	1,500,000	1,499,835
Coca-Cola Company
0.98% due 08/07/17	1,000,000	998,844
Total Commercial Paper
(Cost $358,669,020)		358,668,872
	Contracts
OPTIONS PURCHASED† - 0.2%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF, Expiring September 2017 with strike price of $127.00	68,384	9,573,760
Total Call options		9,573,760
Put options on:
Bank of America Merrill Lynch iShares iBoxx USD High Yield Corporate Bond ETF, Expiring September 2017 with strike price of $84.00	62,193	$2,549,913
Total Put options		2,549,913
Total Options Purchased
(Cost $17,880,877)		12,123,673
Total Investments - 102.1%
(Cost $7,196,272,206)		$7,250,807,889

OPTIONS WRITTEN† - (0.1)%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF, Expiring September 2017 with strike price of $130.00	68,384	(4,650,112)
Total Options Written
(Premiums received $7,317,088)		(4,650,112)
Other Assets & Liabilities, net - (2.0)%		(142,628,356)
Total Net Assets - 100.0%		$7,103,529,421

CENTRALLY CLEARED INTEREST RATE SWAP††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	CME	Receive	3 Month LIBOR	2.07%	05/26/24	$(59,730,000)	$174,059	$174,059
Bank of America Merrill Lynch	CME	Receive	3 Month LIBOR	2.16%	02/13/24	$(108,330,000)	$(402,987)	$(402,987)
							(228,928)	(228,928)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Depreciation
Deutsche Bank	(1,785,000)	EUR	07/12/17	$2,005,233	$2,039,750	$(34,516)
J.P. Morgan	(455,000,000)	CSK	11/09/17	18,215,301	20,144,022	(1,928,721)
Goldman Sachs	(70,175,000)	GBR	07/10/17	88,948,216	91,424,603	(2,476,387)
Goldman Sachs	(1,304,000,000)	SEK	07/19/17	149,132,965	154,901,477	(5,768,512)
						$(10,208,136)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	Perpetual maturity.
[4]	Affiliated issuer — See Note 5.
[5]	The face amount is denominated in U.S. dollars, unless otherwise noted.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,706,505,975 (cost $3,692,034,262), or 52.2% of total net assets.

[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $81,260,370 (cost $86,324,878), or 1.1% of total net assets.

[10]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2017.
[11]	Maturity date indicated is next interest reset date.
[12]	Zero coupon rate security.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

[13]	Security is in default of interest and/or principal obligations.
[14]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc — Public Limited Company
REIT — Real Estate Investment Trust
CME — Chicago Mercantile Exchange
EUR – Euro
CSK – Czech Koruna
GBP – British Pound
SEK – Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$2,711,198,545	$—	$11,564,932	$2,722,763,477
Closed-End Funds	10,178,131	—	—	—	10,178,131
Collateralized Mortgage Obligations	—	1,669,876,198	—	117,070,507	1,786,946,705
Commercial Paper	—	358,668,872	—	—	358,668,872
Common Stocks	52,235	—	—	—	52,235
Corporate Bonds	—	559,487,325	—	18,748,663	578,235,988
Federal Agency Bonds	—	246,503,366	—	—	246,503,366
Federal Agency Notes	—	6,025,297	—	—	6,025,297
Foreign Government Bonds	—	302,138,368	—	—	302,138,368
Interest Rate Swap	—	—	174,059	—	174,059
Money Market Fund	152,139,079	—	—	—	152,139,079
Municipal Bonds	—	69,392,161	—	—	69,392,161
Mutual Funds	83,529,519	—	—	—	83,529,519
Options Purchased	12,123,673	—	—	—	12,123,673
Preferred Stocks	—	3,201,260	—	—	3,201,260
Senior Floating Rate Interests	—	136,579,467	—	1,303,640	137,883,107
U.S. Government Securities	—	781,026,651	—	—	781,026,651
Total Assets	$258,022,637	$6,844,097,510	$174,059	$148,687,742	$7,250,981,948

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$10,208,136	$—	$10,208,136
Interest Rate Swap	—	—	402,987	—	402,987
Options Written	4,650,112	—	—	—	4,650,112
Unfunded Loans	—	—	—	87,424	87,424
Total Liabilities	$4,650,112	$87,424	$10,611,123	$—	$15,348,659

*	Other financial instruments include forward foreign currency exchange contracts swaps, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2017	Valuation Technique	Unobservable Inputs	Input Values
Asset Backed Securities	$11,564,932	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Collateralized Mortgage Obligations	117,070,507	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	5.7%-5.7%
Corporate Bonds	16,230,009	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Corporate Bonds	2,518,654	Model Price	Market Comparable Yields	5.7%-5.7%
Senior Floating Rate Interests	705,968	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Senior Floating Rate Interests	597,672	Model Price	Purchase Price	—
Total	$148,687,742

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period. As of June 30, 2017, Total Return Bond Fund had securities with a total value of $7,605,668 transfer out of level 3 into level 2 due to changes in the securities valuation method using unobservable market inputs. Securities with a total value of $5,965,295 transfer out of level 2 into level 3 due to changes in the securities valuation method using unobservable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bond	Preferred Stock	Total
TOTAL RETURN BOND
Assets:
Beginning Balance	$-	$19,482,303	$26,276,741	$18,329,648	$-	$64,088,692
Purchases	1,361,067	-	101,933,962	824,793	-	104,119,822
Sales, maturities and paydowns	(808,133)	(166,170)	(13,070,625)	(207,569)	-	(14,252,497)
Total realized gains or losses included in earnings	(11,386)	-	(29,628)	(87)	(503,500)	(544,601)
Total change in unrealized gains or losses included in earnings	(50,083)	(145,533)	(3,193,063)	(198,122)	503,500	(3,083,301)
Transfers into Level 3	812,175	-	5,153,120	-	-	5,965,295
Transfers out of Level 3	-	(7,605,668)	-	-	-	(7,605,668)
Ending Balance	$1,303,640	$11,564,932	$117,070,507	$18,748,663	$-	$148,687,742
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$40,537	$(147,709)	$(3,422,522)	$(253,986)	$-	$(3,783,680)

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 94.9%
Financial - 25.3%
Banco Bilbao Vizcaya Argentaria S.A.	94,000	$780,024
Marsh & McLennan Companies, Inc.	9,600	748,415
Chubb Ltd.	5,000	726,900
Wells Fargo & Co.	13,100	725,872
Intercontinental Exchange, Inc.	11,000	725,120
Cincinnati Financial Corp.	9,900	717,255
CME Group, Inc. — Class A	5,700	713,868
Hang Seng Bank Ltd.	33,600	702,775
BNP Paribas S.A.	9,700	698,666
AXA S.A.	25,300	692,102
Annaly Capital Management, Inc.	52,500	632,626
Visa, Inc. — Class A	6,700	628,326
Everest Re Group Ltd.	2,400	611,016
JPMorgan Chase & Co.	6,600	603,240
Bank of Montreal	8,100	594,785
Westfield Corp.	88,900	548,664
Investec plc	71,200	531,419
AGNC Investment Corp.	24,800	527,992
Axis Capital Holdings Ltd.	8,100	523,746
U.S. Bancorp	10,000	519,200
Vicinity Centres	256,058	505,779
Societe Generale S.A.	9,100	489,664
Henderson Land Development Company Ltd.	86,240	481,047
Government Properties Trust, Inc.*	129,600	477,122
Hysan Development Company Ltd. — Class A*	98,500	469,952
Assurant, Inc.	4,300	445,867
ING Groep N.V.	25,800	444,980
RioCan Real Estate Investment Trust	23,400	434,349
First Capital Realty, Inc.	28,200	429,718
H&R Real Estate Investment Trust	25,200	427,922
Commonwealth Bank of Australia ADR*	6,700	426,429
Reinsurance Group of America, Inc. — Class A	3,200	410,848
Swiss Re AG	4,400	402,173
Credit Agricole S.A.	24,700	397,372
Hennes & Mauritz AB — Class B*	15,100	376,132
SCOR SE	8,100	321,132
Ascendas Real Estate Investment Trust	168,300	319,042
Smart Real Estate Investment Trust	12,700	314,577
Mastercard, Inc. — Class A	2,500	303,625
Liberty Property Trust	6,200	252,402
Canadian Imperial Bank of Commerce	3,000	243,819
T. Rowe Price Group, Inc.	3,100	230,051
Allianz AG	1,100	216,608
RenaissanceRe Holdings Ltd.	1,500	208,575
CI Financial Corp.	9,600	204,624
Toronto-Dominion Bank	4,000	201,582
Lloyds Banking Group plc	181,900	156,735
Total Financial		22,544,137
Consumer, Non-cyclical - 15.2%
Johnson & Johnson	11,200	1,481,649
UnitedHealth Group, Inc.	5,900	1,093,978
Pfizer, Inc.	31,700	1,064,803
Merck & Co., Inc.	15,800	1,012,622
Roche Holding AG	3,800	967,693
Procter & Gamble Co.	9,348	814,678
Diageo plc	25,000	738,722
Wesfarmers Ltd.	22,800	703,048
Automatic Data Processing, Inc.	6,700	686,482
Cardinal Health, Inc.	7,200	561,024
Western Union Co.	25,400	483,870
Coca-Cola Amatil Ltd.	60,200	427,059
George Weston Ltd.	4,700	425,477
Asahi Group Holdings Ltd.	10,667	400,997
Amgen, Inc.	2,100	361,683
Wm Morrison Supermarkets plc	114,295	358,944
Swedish Match AB	9,900	348,581
Gilead Sciences, Inc.	4,900	346,822
MEIJI Holdings Company Ltd.	3,700	299,698
Dr Pepper Snapple Group, Inc.	3,242	295,379
Eli Lilly & Co.	3,400	279,820
Nielsen Holdings plc	5,900	228,094
Reed Elsevier plc	8,100	175,039
Total Consumer, Non-cyclical		13,556,162
Industrial - 14.1%
3M Co.	4,700	978,493
Honeywell International, Inc.	6,600	879,713
Lockheed Martin Corp.	2,742	761,207
Republic Services, Inc. — Class A	11,500	732,895
United Parcel Service, Inc. — Class B	6,100	674,599
Waste Management, Inc.	9,000	660,150
Pentair plc	9,700	645,438
CH Robinson Worldwide, Inc.	9,300	638,724
TE Connectivity Ltd.	7,700	605,836
Skanska AB — Class B	23,700	562,228
Deere & Co.	4,400	543,796
SKF AB — Class B	26,800	542,900
MTR Corporation Ltd.	80,200	451,465
MAN SE	4,000	428,875
Expeditors International of Washington, Inc.	7,500	423,600
Avnet, Inc.	10,100	392,688
Northrop Grumman Corp.	1,300	333,723
FUJIFILM Holdings Corp.	8,900	319,694
Metso Oyj	7,900	273,951
Vinci S.A.	3,000	256,071
Harris Corp.	2,000	218,160
Garmin Ltd.	4,200	214,326
Raytheon Co.	1,300	209,924
Cie de St.-Gobain	3,800	203,043
Mizuho Financial Group, Inc.	99,600	181,896
BAE Systems plc	20,200	166,555
General Dynamics Corp.	700	138,670

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 94.9% (continued)
Industrial - 14.1% (continued)
FLIR Systems, Inc.	4,000	$138,640
Total Industrial		12,577,260
Technology - 11.8%
Apple, Inc.	8,800	1,267,376
International Business Machines Corp.	6,000	922,980
Microsoft Corp.	12,800	882,304
Accenture plc — Class A	6,300	779,184
Canon, Inc.	22,700	770,189
Paychex, Inc.	13,100	745,914
CA, Inc.	20,500	706,635
Fidelity National Information Services, Inc.	7,800	666,120
Cie Generale des Etablissements Michelin — Class B*	5,000	664,763
Oracle Corporation Japan	7,700	499,093
Broadridge Financial Solutions, Inc.	4,800	362,688
NTT Data Corp.	27,500	305,637
Texas Instruments, Inc.	3,900	300,027
Adobe Systems, Inc.*	2,000	282,880
Atos SE	2,000	280,754
Ricoh Company Ltd.	30,300	267,250
Jack Henry & Associates, Inc.	2,200	228,514
Lam Research Corp.	1,500	212,145
Intuit, Inc.	1,500	199,215
Fiserv, Inc.*	1,500	183,510
Total Technology		10,527,178
Communications - 9.0%
Verizon Communications, Inc.	22,900	1,022,714
AT&T, Inc.	19,200	724,416
Shaw Communications, Inc. — Class B	31,800	693,757
Alphabet, Inc. — Class C*	700	636,111
Telia Company AB	131,700	606,257
SES S.A.	24,300	569,683
BCE, Inc.	11,500	517,914
Facebook, Inc. — Class A*	3,100	468,038
Telefonica Deutschland Holding AG	91,200	455,531
TELUS Corp.	11,900	410,848
HKT Trust & HKT Ltd.	305,200	400,290
Deutsche Telekom AG	21,300	382,451
Amazon.com, Inc.*	300	290,400
Cisco Systems, Inc.	8,900	278,570
Motorola Solutions, Inc.	2,500	216,850
Kakaku.com, Inc.	13,500	193,612
Rogers Communications, Inc. — Class B	3,900	184,212
Total Communications		8,051,654
Consumer, Cyclical - 8.7%
Home Depot, Inc.	6,100	935,741
McDonald's Corp.	6,100	934,276
Ford Motor Co.	59,700	668,043
Compass Group plc	27,308	576,239
Sekisui House Ltd.	29,500	519,208
LVMH Moet Hennessy Louis Vuitton SE	2,000	498,686
Japan Airlines Company Ltd.	16,000	494,212
Berkeley Group Holdings plc	11,500	483,242
Yue Yuen Industrial Holdings Ltd.	115,500	479,311
Iida Group Holdings Company Ltd.	26,900	447,496
Darden Restaurants, Inc.	4,700	425,068
Harvey Norman Holdings Ltd.	111,500	327,361
Hermes International	600	296,505
Lawson, Inc.	3,688	257,737
Vail Resorts, Inc.	1,000	202,830
Carnival Corp.	2,900	190,153
Total Consumer, Cyclical		7,736,108
Utilities - 6.7%
Southern Co.	15,560	745,012
CLP Holdings Ltd.	65,437	692,300
SSE plc	36,500	690,814
PPL Corp.	17,554	678,638
AGL Energy Ltd.	32,700	640,881
Red Electrica Corp. S.A.	24,100	503,609
DTE Energy Co.	3,993	422,419
Emera, Inc.	10,300	382,932
Dominion Energy, Inc.	4,368	334,720
CenterPoint Energy, Inc.	10,412	285,081
Duke Energy Corp.	3,273	273,590
SCANA Corp.	2,789	186,891
Sempra Energy	1,299	146,462
Total Utilities		5,983,349
Energy - 3.1%
Exxon Mobil Corp.	11,100	896,103
Woodside Petroleum Ltd.	27,700	635,923
BP plc	96,100	554,223
OMV AG	10,100	524,150
Inter Pipeline Ltd.	9,100	178,247
Total Energy		2,788,646
Basic Materials - 1.0%
LyondellBasell Industries N.V. — Class A	7,300	616,047
Dow Chemical Co.	3,900	245,973
Total Basic Materials		862,020
Total Common Stocks
(Cost $77,768,021)		84,626,514

MONEY MARKET FUND† - 4.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 0.81%[1]	4,270,881	4,270,881
Total Money Market Fund
(Cost $4,270,881)		4,270,881
Total Investments - 99.7%
(Cost $82,038,902)		$88,897,395
Other Assets & Liabilities, net - 0.3%		307,349
Total Net Assets - 100.0%		$89,204,744

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$84,626,514	$—	$—	$84,626,514
Money Market Fund	4,270,881	—	—	4,270,881
Total Assets	$88,897,395	$—	$—	$88,897,395

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization, Consolidation of Subsidary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers the Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund, Floating Rate Strategies Fund, High Yield Fund, Investment Grade Bond Fund, Large Cap Value Fund, Limited Duration Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Municipal Income Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund, Total Return Bond Fund and World Equity Income Fund (“the Funds”), which are each a diversified investment company, with the exception of the Large Cap Value Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund and Risk Managed Real Estate Fund, which are each a non-diversified investment company.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. Holdings specific to the Subsidiary are footnoted on the Consolidated Schedule of Investments.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2017.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following tables represent the Funds’ use and activity of options written for the period ended June 30, 2017:

Written Call Options
	Investment Grade Bond Fund		Macro Opportunities Fund		Total Return Bond Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2016	–	$–	9,069	$2,711,631	–	$–
Options Written	3,279	350,853	177,887	14,771,696	139,079	12,422,675
Options terminated in closing purchase transactions	–	–	(131,680)	(11,568,795)	(70,695)	(5,105,587)
Options expired	–	–	–	–	–	–
Options exercised	–	–	–	–	–	–
Balance at June 30, 2017	3,279	$350,853	55,276	$5,914,532	68,384	$7,317,088

Written Put Options
Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2016	–	$–
Options Written	192,045	6,591,116
Options terminated in closing purchase transactions	(192,045)	(6,591,116)
Options expired	–	–
Options exercised	–	–
Balance at June 30, 2017	–	$–

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

OTC Equity swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a OTC Equity swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Macro Opportunities Fund	Barclays			Nature's Bounty Co/The
	0.25% - 0.50%			7.63%
	Open Maturity	$1,628,438	$1,635,890	05/15/21	$1,300,000	$1,393,641

				Envision Healthcare Corp.
				5.13%
				07/01/22	250,000	256,528
					$1,550,000	$1,650,168

	Jeffries & Company, Inc.			Puerto Rico Electric Power Authority
	3.00%			6.05%
	07/28/17	11,808,000	11,838,504	07/01/32	14,074,500	8,580,817

				Puerto Rico Public Buildings Authority
				10.00%
				07/01/34	4,125,000	2,226,234

				Commonwealth of Puerto Rico
				5.50%
				07/01/39	2,238,500	1,331,573
					20,438,000	12,138,625

In the event of counterparty default, the Funds have the right to collect the collateral to off set losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 9/30/2016	Additions	Reductions	Value 6/30/2017	Shares 6/30/2017	Investment Income	Realized Gain (Loss)
Diversified Income Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$1,155,330	$1,822	$(1,158,038)	$–	–	$2,027	$29,329
Guggenheim High Yield Fund - Institutional Class	1,189,250	629,294	(51,496)	1,810,043	193,795	83,194	286
Guggenheim Investment Grade Bond Fund - Institutional Class	1,106,383	35,959	(550,007)	586,554	31,757	21,029	(1,049)
Guggenheim Limited Duration Fund - Institutional Class	382,050	2,577,708	(8,001)	1,595,102	64,293	27,802	222
Guggenheim Risk Managed Real Estate Fund - Institutional Class	262,695	11,053	–	280,066	9,392	4,629	6,424
Guggenheim S&P High Income Infrastructure ETF	565,983	–	–	595,275	21,275	41,937	–
Guggenheim World Equity Income Fund - Institutional Class	327,003	7,265	–	352,096	24,830	7,284	–
	$4,988,694	$3,263,101	$(1,767,542)	$5,219,136		$187,902	$35,212

Floating Rate Strategies Fund
Aspect Software, Inc.	$6,862,022	$–	$(43,612)	$6,761,555	6,847,145	$387,870	$34,454
Guggenheim Strategy Fund I	18,451,222	163,506	–	18,691,787	745,584	245,830	–
Guggenheim Strategy Fund II	7,193,271	82,311	–	7,307,824	292,196	126,727	–
	$25,644,493	$245,817	$–	$25,999,610		$372,557	$34,454

High Yield Fund
Aspect Software Parent, Inc.	$1,010,571	$33,552	$(86,649)	$707,342	47,249	$–	$–
Aspect Software Parent, Inc.	351,942	556	–	260,966	17,432	–	–
Aspect Software, Inc.	655,133	–	(8,466)	656,310	664,618	59,590	–
	$2,017,646	$34,108	$(95,115)	$1,624,618		$59,590	$–

Limited Duration Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$1,283,886	$15,305,540	$–	$16,541,066	635,706	$301,205	$–
Guggenheim Strategy Fund I	12,071,811	–	–	12,522,820	499,514	161,009	–
Guggenheim Strategy Fund II	5,047,051	–	–	12,255,088	490,007	178,195	–
Guggenheim Strategy Fund III	–	–	–	7,070,285	282,698	65,911	–
	$18,402,748	$15,305,540	$–	$48,389,259		$706,320	$–

Macro Opportunities Fund
Aspect Software, Inc.	$1,037,203		$(13,404)	$1,039,067	1,052,219	$129,392	$5,295
Guggenheim Alpha Opportunity Fund - Institutional Class	$50,457,164	$110,011,896	$–	162,889,431	5,591,810	$–	$11,896
Guggenheim Floating Rate Strategies Fund - Institutional Class	12,390,218	363,122	–	12,791,121	491,588	361,805	–
Guggenheim Limited Duration Fund - Institutional Class	48,212,909	321,870,345	–	210,640,800	8,490,157	2,493,368	11,979
Guggenheim Risk Managed Real Estate Fund - Institutional Class	13,911,113	585,342	–	14,831,025	497,352	245,142	340,200
Guggenheim Solar ETF	–	23,451,320	–	24,970,383	1,255,424	–	–
Guggenheim Strategy Fund I	81,343,779	–	–	86,719,185	3,459,082	1,108,527	–
Guggenheim Strategy Fund II	–	–	–	50,005,422	1,999,417	394,623	–
	$219,672,229	$456,282,025	$–	$562,847,367		$4,603,465	$364,075

Mid Cap Value Institutional Fund
HydroGen Corp.	$1	$–	$–	$1	1,265,700	$–	$–

StylePlus—Mid Growth Fund
Guggenheim Limited Duration Fund - Institutional Class	$6,271,368	$6,345,130	$–	$6,429,523	259,150	$131,305	$1,102
Guggenheim Strategy Fund I	8,222,675	–	–	7,863,300	313,654	113,396	–
Guggenheim Strategy Fund II	20,250,726	–	–	20,666,231	826,319	358,384	–
Guggenheim Strategy Fund III	26,513,876	–	–	27,124,317	1,084,539	578,361	–
	$61,258,645	$6,345,130	$–	$62,083,371		$1,181,446	$1,102

StylePlus—Large Core Fund
Guggenheim Limited Duration Fund - Institutional Class	$15,768,627	$15,954,599	$–	$16,166,290	651,604	$330,153	$2,771
Guggenheim Strategy Fund I	23,831,360	–	–	20,060,468	800,178	308,062	–
Guggenheim Strategy Fund II	49,693,469	–	–	60,969,094	2,437,789	987,368	–
Guggenheim Strategy Fund III	67,119,862	–	–	68,665,190	2,745,509	1,464,120	–
	$156,413,318	$15,954,599	$–	$165,861,042		$3,089,703	$2,771

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain
Total Return Bond Fund
Aspect Software, Inc.	$14,703	$		$(190)	$14,729	$14,916	$1,834	$75
Guggenheim Floating Rate Strategies Fund - Institutional Class	$20,054,667		$15,896,458	$–	$35,982,843	1,382,892	$890,106	$–
Guggenheim Limited Duration Fund - Institutional Class	15,453,399		15,733,801	–	15,843,113	638,578	323,553	2,716
Guggenheim Strategic Opportunities Fund	9,205,115		–	–	10,178,131	481,691	789,443	–
Guggenheim Strategy Fund I	12,050,977		–	–	12,251,118	488,676	161,123	–
Guggenheim Strategy Fund II	10,733,931		–	–	12,964,306	518,365	199,493	–
Guggenheim Strategy Fund III	6,342,121		–	–	6,488,139	259,422	138,344	–
	$73,840,210		$31,630,259	$–	$93,707,650		$2,502,062	$2,716

6. Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2017. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2017 were as follows:

Borrower	Maturity Date	Face Amount	Value
Floating Rate Strategies Fund
Advantage Sales & Marketing LLC	07/25/19	$8,000,000	$425,404
American Stock Transfer & Trust	06/26/18	800,000	20,562
CEVA Group Plc (United Kingdom)	03/19/19	280,918	19,669
Equian LLC	05/20/24	1,017,647	–	*
Internet Brands	07/08/21	6,850,588	–	*
IntraWest Holdings S.à r.l.	12/10/18	6,900,000	79,589
NVA Holdings, Inc.	08/14/21	500,000	–	*
Signode Industrial Group US, Inc.	05/01/19	11,400,000	521,365
Surgery Center Holdings, Inc.	11/16/17	17,000,000	–	*
Wencor Group	06/19/19	2,345,769	108,176
		$55,094,922	$1,174,765
High Yield Fund
Acosta, Inc.	09/26/19	$666,667	$39,739
Advantage Sales & Marketing LLC	07/25/19	1,100,000	58,493
BBB Industries, LLC	11/04/19	1,000,000	64,716
CH Hold Corp.	08/01/17	95,455	–	*
Cypress Intermediate Holdings III, Inc.	04/27/22	750,000	89,935
Epicor Software	06/01/20	1,000,000	72,527
Equian LLC	05/20/24	270,588	–	*
Eyemart Express	12/18/19	600,000	35,891
Hillman Group, Inc.	06/30/19	1,000,000	43,355
ICSH Parent, Inc.	04/29/24	114,706	414
Learning Care Group (US), Inc.	05/05/19	500,000	33,572
MRI Software LLC	06/30/23	590,278	–	*
National Technical Systems	06/12/21	250,000	20,567
Packaging Coordinators Midco, Inc.	07/01/21	1,384,615	138,538
Pro Mach Group, Inc.	10/22/19	900,000	50,111
PT Intermediate Holdings III, LLC	06/23/22	140,417	12,143
Signode Industrial Group US, Inc.	05/01/19	1,800,000	82,321
Solera LLC	03/03/21	354,167	36,612
Surgery Center Holdings, Inc.	11/16/17	2,725,000	–	*
Wencor Group	06/19/19	781,923	36,059
		$16,023,816	$814,993
Investment Grade Bond Fund
Internet Brands	07/08/21	$67,059	$–	*

Limited Duration Fund
Internet Brands	07/08/21	$247,059	$–	*

Macro Opportunities Fund
Acosta, Inc.	09/26/19	$4,000,000	238,430
Advantage Sales & Marketing LLC	07/25/19	1,500,000	79,763
American Stock Transfer & Trust	06/26/18	400,000	10,281
BBB Industries, LLC	11/04/19	1,750,000	113,254
CEVA Group Plc (United Kingdom)	03/19/19	93,639	6,556
Dominion Web Solutions LLC	06/15/23	461,538	–	*
Dubois Chemicals, Inc.	03/15/24	600,000	2,874
Epicor Software	06/01/20	2,000,000	145,054
Eyemart Express	12/18/19	500,000	29,909
Hillman Group, Inc.	06/30/19	1,000,000	43,355
ICSH Parent, Inc.	04/29/24	412,941	1,491
Internet Brands	07/08/21	790,588	–	*
IntraWest Holdings S.à r.l.	12/10/18	750,000	8,651
Learning Care Group (US), Inc.	05/05/19	500,000	33,572
Linn Energy LLC / Linn Energy Finance Corp.	02/27/21	788,770	55,214
Ministry Brands LLC	12/02/22	205,003	2,050
MRI Software LLC	06/30/23	312,500	–	*
National Technical Systems	06/12/21	250,000	20,567
NVA Holdings, Inc.	08/14/21	330,000	–	*
Oberthur Technologies of America Corp.	01/10/24	1,422,368	–	*
Pro Mach Group, Inc.	10/22/19	900,000	50,111
Signode Industrial Group US, Inc.	05/01/19	3,400,000	155,495
Solera LLC	03/03/21	2,295,000	237,248
Surgery Center Holdings, Inc.	11/16/17	6,200,000	–	*
Wencor Group	06/19/19	411,538	18,978
		$31,273,885	$1,252,853
Total Return Bond Fund
Acosta, Inc.	09/26/19	$1,466,666	$87,424
Internet Brands	07/08/21	338,824	–	*
NVA Holdings, Inc.	08/14/21	65,000	–	*
		$1,870,490	$87,424

*	Security has a market value of $0.

7. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund	Airplanes Pass Through
	Trust 2001-1A, 1.54%
	due 03/15/19	12/27/11	$895,744	$129,362

Investment Grade Bond Fund
	ACC Group Housing LLC
	6.35% due 7/15/54	06/03/14	$300,000	$353,500
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/1/50	07/25/14	364,338	378,674
	Capmark Military Housing Trust
	5.75% due 2/10/52	09/18/14	331,105	335,130
	Capmark Military Housing Trust
	6.06% due 10/10/52	04/23/15	471,302	495,408
	Copper River CLO Ltd.
	0.00% due 1/20/21	05/09/14	819,000	98,810
	GMAC Commercial Mortgage Asset Corp.
	6.11% due 8/10/52	10/07/16	1,739,957	1,581,220
	HP Communities LLC
	5.78% due 3/15/46	08/23/16	592,954	547,975
	Northern Group Housing LLC
	6.80% due 8/15/53	07/25/13	600,000	740,706
	Pacific Northwest Communities LLC
	5.91% due 6/15/50	05/22/14	400,000	442,948
	TIG Holdings, Inc.
	8.60% due 1/15/27	06/29/05	29,422	34,069
	Turbine Engines Securitization Ltd.
	5.13% due 12/13/48	11/27/13	639,033	629,850
	Woodbourne Capital Trust I
	0.03%	01/20/06	954,588	622,981
	Woodbourne Capital Trust II
	0.02%	01/20/06	954,588	622,981
	Woodbourne Capital Trust III
	0.02%	01/20/06	954,589	622,982
	Woodbourne Capital Trust IV
	0.03%	01/20/06	954,589	622,982
			$10,105,465	$8,130,217

Limited Duration Fund	Copper River CLO Ltd.
	0.00% due 01/20/21	05/09/14	$585,000	$70,579

Macro Opportunities Fund	Airplanes Pass Through Trust 2001-1A A9
	1.71% due 03/15/19	01/18/12	$2,095,380	$302,663
	Banco Bradesco SA 2014-1 B
	5.44% due 03/12/26	11/19/14	2,866,784	2,894,535
	Capmark Military Housing Trust 2007-AET2 A
	6.06% due 10/10/52	04/23/15	5,827,686	6,194,482
	Copper River CLO Ltd. 2006-1A INC
	due 01/20/21	05/09/14	9,535,500	1,150,431
	Customers Bank
	6.13% due 06/26/29	06/24/14	4,500,000	4,590,000
	ECAF I Ltd. 2015-1A B1
	5.8% due 07/15/40	06/15/15	21,070,749	21,085,305
	Great Lakes CLO Ltd. 2012-1A SUB
	due 01/15/23	12/06/12	3,103,750	1,326,183
	RFTI Issuer Ltd. 2015-FL1 B
	5.04% due 08/15/30	10/14/15	22,798,413	22,867,356
	Turbine Engines Securitization Ltd. 2013-1A A
	5.13% due 12/13/48	11/27/13	2,982,718	2,939,860
	Turbine Engines Securitization Ltd. 2013-1A B
	6.38% due 12/13/48	11/27/13	2,046,258	1,933,585
			$76,827,238	$65,284,400

Total Return Bond Fund
ACC Group Housing LLC
A-1 6.35% due 7/15/54	06/03/14	$625,000	$736,458
Airplanes Pass Through Trust
2001-1A, 1.54% due 3/15/19	11/30/11	416,131	59,105
Atlantic Marine Corporations Communities LLC
5.43% due 12/1/50	07/25/14	1,399,595	1,420,026
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52	04/23/15	4,713,024	4,954,078
Capmark Military Housing Trust
2008-AMCW, 6.90% due 7/10/55	05/20/16	10,779,561	10,172,658
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	10/16/15	2,153,870	2,322,931
Capmark Military Housing Trust
2007-AETC, 5.75% due 2/10/52	09/18/14	8,282,100	8,282,491
Copper River CLO Ltd.
2007-1A, 0.00% due 1/20/21	05/09/14	1,755,000	211,736
Customers Bank
6.13% due 6/26/29	06/24/14	2,000,000	2,040,000
Fort Benning Family Communities LLC
1.51% due 1/15/36	03/27/15	4,779,664	4,869,120
Fort Knox Military Housing Privatization Project
1.50% due 2/15/52	04/09/15	1,115,978	1,048,069
GMAC Commercial Mortgage Asset Corp.
2005-BLIS, 5.25% due 7/10/50	05/20/16	2,595,215	2,372,975
GMAC Commercial Mortgage Asset Corp.
2005-DRUM, 5.47% due 5/10/50	05/20/16	5,024,309	4,862,155
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 8/10/52	10/07/16	26,292,505	23,871,355
Great Lakes CLO Ltd.
2012-1A, due 1/15/23	12/06/12	955,000	408,056
HP Communities LLC
5.78% due 3/15/46	08/23/16	2,553,362	2,356,293
HP Communities LLC
5.62% due 9/15/32	06/09/14	1,011,240	1,082,120
HP Communities LLC
5.86% due 9/15/53	10/06/16	1,617,025	1,545,883
Northern Group Housing LLC
6.80% due 8/15/53	07/25/13	1,200,000	1,481,412
Pacific Northwest Communities LLC
5.91% due 6/15/50	05/22/14	1,000,000	1,107,370
RFTI Issuer Ltd.
2015-FL1, 4.96% due 8/15/30	10/14/15	4,990,678	5,005,770
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48	11/27/13	1,065,621	1,050,309
		$86,324,878	$81,260,370

 8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$220,685,167	$9,866,629	$(7,206,808)	$2,659,821
Capital Stewardship Fund	205,033,440	18,358,793	(4,904,535)	13,454,258
Diversified Income Fund	5,363,047	436,028	(1,463)	434,565
Floating Rate Strategies Fund	3,800,686,615	34,074,214	(44,272,306)	(10,198,092)
High Yield Fund	518,919,672	14,421,241	(9,497,798)	4,923,443
Investment Grade Bond Fund	336,061,816	4,500,420	(6,533,262)	(2,032,842)
Large Cap Value Fund	56,789,170	10,664,237	(1,846,994)	8,817,243
Limited Duration Fund	1,924,346,666	20,034,157	(4,187,972)	15,846,185
Macro Opportunities Fund	5,889,108,380	83,734,450	(120,094,060)	(36,359,610)
Market Neutral Real Estate Fund	5,043,395	364,126	(70,617)	293,509
Mid Cap Value Institutional Fund	70,137,564	11,341,852	(3,229,947)	8,111,905
Mid Cap Value Fund	435,456,053	89,109,627	(19,385,934)	69,723,693
Municipal Income Fund	51,638,699	1,548,974	(521,172)	1,027,802
Risk Managed Real Estate Fund	111,265,994	8,122,342	(3,144,631)	4,977,711
Small Cap Value Fund	18,529,667	3,606,393	(1,125,618)	2,480,775
StylePlus - Large Core Fund	203,842,665	4,124,554	(1,195,979)	2,928,575
StylePlus - Mid Growth Fund	80,105,943	1,384,627	(629,653)	754,974
Total Return Bond Fund	7,197,948,037	116,845,718	(63,985,866)	52,859,852
World Equity Income Fund	82,258,225	8,253,458	(1,614,288)	6,639,170

9. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For the period ended June 30, 2017, the following Fund entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2017	Average Balance Outstanding	Average Interest Rate
High Yield Fund	86	$4,278,800	$48,623,884	0.76%

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	Total
High Yield Fund
Corporate Bonds	$187,000	$3,529,425	$3,716,425
Gross amount of recognized liabilities for reverse repurchase agreements			$3,716,425

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President
Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	August 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 29, 2017

*	Print the name and title of each signing officer under his or her signature.